Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
American Airlines, Inc. TBD% due 04/20/2028	$750	$772
Cengage Learning, Inc. TBD% (TSFR6M + 4.250%) due 03/22/2031 ~	948	951
Envision Healthcare Corp.
TBD% due 07/20/2026 «	628	628
TBD% due 11/03/2028 «	2,382	2,466
Level 3 Financing, Inc.
TBD% due 04/15/2029	500	511
TBD% due 04/15/2030	500	510
LifePoint Health, Inc. TBD% due 05/17/2031	597	598
MH SUB I LLC TBD% due 05/03/2028	988	982
Vericast Corp. TBD% due 06/15/2030	1,762	1,731
Wesco Aircraft Holdings, Inc. TBD% (TSFR3M + 8.600%) due 10/31/2024 «~	376	402

Total Loan Participations and Assignments (Cost $9,430)		9,551

CORPORATE BONDS & NOTES 96.3%
BANKING & FINANCE 15.5%
Acrisure LLC
4.250% due 02/15/2029	802	758
8.250% due 02/01/2029	1,468	1,516
8.500% due 06/15/2029	480	502
AerCap Holdings NV 5.875% due 10/10/2079 •	460	460
AG TTMT Escrow Issuer LLC 8.625% due 09/30/2027	1,665	1,708
Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	1,067	1,022
6.750% due 10/15/2027	3,707	3,696
6.750% due 04/15/2028	2,467	2,509
7.375% due 10/01/2032	1,415	1,436
Allied Universal Holdco LLC
4.625% due 06/01/2028	4,379	4,117
9.750% due 07/15/2027	1,507	1,512
Ally Financial, Inc. 5.750% due 11/20/2025	2,133	2,143
AmWINS Group, Inc.
4.875% due 06/30/2029	723	694
6.375% due 02/15/2029	998	1,023
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	3,322	2,977
Armor Holdco, Inc. 8.500% due 11/15/2029	574	552
AssuredPartners, Inc. 5.625% due 01/15/2029	1,073	1,034
Brandywine Operating Partnership LP
3.950% due 11/15/2027	557	533
8.300% due 03/15/2028	891	962
8.875% due 04/12/2029	1,764	1,951
Bread Financial Holdings, Inc. 9.750% due 03/15/2029	285	301
BroadStreet Partners, Inc. 5.875% due 04/15/2029	1,060	1,012
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	1,990	1,938
5.750% due 05/15/2026	1,285	1,281
Burford Capital Global Finance LLC 6.250% due 04/15/2028	1,457	1,455
Castlelake Aviation Finance DAC 5.000% due 04/15/2027	997	1,003
Coinbase Global, Inc. 3.375% due 10/01/2028	3,580	3,219
Compass Group Diversified Holdings LLC 5.250% due 04/15/2029	1,030	1,002

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Credit Acceptance Corp. 6.625% due 03/15/2026	1,407	1,409
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	2,110	2,131
8.875% due 09/01/2031	106	116
Diversified Healthcare Trust
0.000% due 01/15/2026 (e)	813	749
4.750% due 02/15/2028 (g)	1,267	1,148
9.750% due 06/15/2025	1,804	1,808
Encore Capital Group, Inc. 8.500% due 05/15/2030	886	935
Five Point Operating Co. LP 10.500% due 01/15/2028 þ	1,099	1,125
Focus Financial Partners LLC 6.750% due 09/15/2031	1,067	1,078
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	2,069	2,062
9.750% due 08/01/2027	1,125	1,154
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,508	1,513
7.625% due 05/01/2026	1,143	1,154
12.000% due 10/01/2028	3,671	4,013
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029	3,647	3,794
GGAM Finance Ltd.
6.875% due 04/15/2029	1,314	1,370
7.750% due 05/15/2026	798	817
8.000% due 02/15/2027	3,908	4,086
8.000% due 06/15/2028	341	366
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	2,599
GTCR AP Finance, Inc. 8.000% due 05/15/2027	1,102	1,103
Howard Hughes Corp.
4.125% due 02/01/2029	3,236	3,021
5.375% due 08/01/2028	2,582	2,546
Hudson Pacific Properties LP 5.950% due 02/15/2028	3,087	2,835
Icahn Enterprises LP
4.375% due 02/01/2029	2,158	1,888
5.250% due 05/15/2027	3,909	3,749
6.250% due 05/15/2026	2,034	2,020
9.750% due 01/15/2029	925	961
Intesa Sanpaolo SpA 5.710% due 01/15/2026	3,274	3,301
Iron Mountain, Inc.
4.875% due 09/15/2027	3,494	3,470
5.000% due 07/15/2028	343	339
5.250% due 03/15/2028	616	614
Jefferies Finance LLC 5.000% due 08/15/2028	3,182	3,028
Jefferson Capital Holdings LLC
6.000% due 08/15/2026	1,656	1,658
9.500% due 02/15/2029	1,726	1,844
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	1,622	1,503
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	4,489	4,390
5.250% due 10/01/2025	1,102	1,101
LD Holdings Group LLC
6.125% due 04/01/2028	1,168	1,035
8.750% due 11/01/2027	273	265
LFS Topco LLC 5.875% due 10/15/2026	1,450	1,365
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	3,134
Midcap Financial Issuer Trust 6.500% due 05/01/2028	5,565	5,396
MPT Operating Partnership LP 5.250% due 08/01/2026 (g)	900	858
Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	1,026	1,022
6.000% due 01/15/2027	1,253	1,254
6.500% due 08/01/2029	2,072	2,109
Navient Corp.
5.000% due 03/15/2027	2,071	2,054
5.875% due 10/25/2024	508	508
6.750% due 06/25/2025	2,955	2,975
6.750% due 06/15/2026	2,210	2,261
NCL Finance Ltd. 6.125% due 03/15/2028	1,570	1,603
Necessity Retail REIT, Inc. 4.500% due 09/30/2028	639	600

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Newmark Group, Inc. 7.500% due 01/12/2029	1,706	1,844
Office Properties Income Trust
4.500% due 02/01/2025	325	285
9.000% due 09/30/2029	152	130
OneMain Finance Corp.
3.500% due 01/15/2027	2,533	2,423
5.375% due 11/15/2029	663	638
6.625% due 01/15/2028	1,869	1,904
7.125% due 03/15/2026	4,196	4,287
Osaic Holdings, Inc. 10.750% due 08/01/2027 (g)	343	350
Oxford Finance LLC 6.375% due 02/01/2027	1,567	1,558
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,516	1,472
5.875% due 10/01/2028	20	20
7.000% due 02/01/2030	1,353	1,408
Pebblebrook Hotel LP 6.375% due 10/15/2029 (a)	575	579
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	260	248
5.375% due 10/15/2025	1,838	1,836
Popular, Inc. 7.250% due 03/13/2028	2,446	2,585
PRA Group, Inc. 8.375% due 02/01/2028	2,847	2,949
Provident Funding Associates LP 6.375% due 06/15/2025	1,364	1,367
Radian Group, Inc. 6.200% due 05/15/2029	24	25
RHP Hotel Properties LP
4.750% due 10/15/2027	1,401	1,385
7.250% due 07/15/2028	2,112	2,212
Rithm Capital Corp. 8.000% due 04/01/2029	474	480
RLJ Lodging Trust LP 3.750% due 07/01/2026	1,865	1,825
Rocket Mortgage LLC
2.875% due 10/15/2026	5,186	4,983
3.625% due 03/01/2029	1,594	1,500
SBA Communications Corp.
3.125% due 02/01/2029	1,838	1,700
3.875% due 02/15/2027	2,051	2,000
Service Properties Trust
4.750% due 10/01/2026	1,674	1,610
5.500% due 12/15/2027	1,823	1,737
8.375% due 06/15/2029	3,619	3,619
SLM Corp.
3.125% due 11/02/2026	3,256	3,133
4.200% due 10/29/2025	1,181	1,169
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,461	1,412
3.750% due 12/31/2024	1,376	1,369
4.375% due 01/15/2027	1,108	1,081
4.750% due 03/15/2025	340	339
6.000% due 04/15/2030 (a)	1,450	1,452
7.250% due 04/01/2029	1,608	1,688
UniCredit SpA
5.861% due 06/19/2032 •	1,708	1,719
7.296% due 04/02/2034 •	1,076	1,147
United Wholesale Mortgage LLC
5.500% due 11/15/2025	723	722
5.750% due 06/15/2027	1,119	1,113
Uniti Group LP 10.500% due 02/15/2028	4,892	5,226
Vornado Realty LP
2.150% due 06/01/2026	1,184	1,128
3.500% due 01/15/2025	994	987
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^(c)	526	0
XHR LP
4.875% due 06/01/2029	574	551
6.375% due 08/15/2025	1,033	1,034

		215,782

INDUSTRIALS 77.2%
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	1,061	1,037
ACCO Brands Corp. 4.250% due 03/15/2029	130	122
ACI Worldwide, Inc. 5.750% due 08/15/2026	250	250

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

AdaptHealth LLC 6.125% due 08/01/2028	1,126	1,128
Adient Global Holdings Ltd.
4.875% due 08/15/2026	1,371	1,359
7.000% due 04/15/2028	361	372
Advance Auto Parts, Inc. 1.750% due 10/01/2027	200	179
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,744	1,657
AECOM 5.125% due 03/15/2027	940	945
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	110
Affinity Interactive 6.875% due 12/15/2027	1,382	1,189
Ahead DB Holdings LLC 6.625% due 05/01/2028	1,334	1,292
Ahlstrom Holding Oy 4.875% due 02/04/2028	951	899
Air Canada 3.875% due 08/15/2026	1,621	1,580
Albertsons Cos., Inc.
3.250% due 03/15/2026	1,209	1,170
3.500% due 03/15/2029	1,232	1,152
4.625% due 01/15/2027	1,452	1,416
5.875% due 02/15/2028	2,472	2,490
6.500% due 02/15/2028	947	966
7.500% due 03/15/2026	1,061	1,072
Albion Financing SARL
6.125% due 10/15/2026	2,369	2,379
8.750% due 04/15/2027	2,298	2,360
Alcoa Nederland Holding BV
5.500% due 12/15/2027	250	251
6.125% due 05/15/2028	837	849
Allegiant Travel Co. 7.250% due 08/15/2027 (g)	3,617	3,590
Allen Media LLC 10.500% due 02/15/2028	468	204
Alta Equipment Group, Inc. 9.000% due 06/01/2029	2,376	2,130
Alteryx, Inc. 8.750% due 03/15/2028	1,114	1,146
Altice Financing SA
5.000% due 01/15/2028	2,382	2,017
5.750% due 08/15/2029	1,102	887
Altice France Holding SA
6.000% due 02/15/2028	738	231
10.500% due 05/15/2027	7,678	2,663
Altice France SA
5.125% due 01/15/2029	797	561
5.125% due 07/15/2029	2,549	1,795
5.500% due 01/15/2028	3,690	2,686
5.500% due 10/15/2029	882	619
8.125% due 02/01/2027	4,890	4,003
AMC Entertainment Holdings, Inc. 7.500% due 02/15/2029 (g)	2,602	2,051
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 10.000% due 06/15/2026 (b)(g)	2,548	2,547
AMC Networks, Inc.
4.250% due 02/15/2029	1,292	936
10.250% due 01/15/2029	1,862	1,915
Amer Sports Co. 6.750% due 02/16/2031 (g)	400	410
American Airlines, Inc.
5.500% due 04/20/2026	4,009	4,001
5.750% due 04/20/2029	5,289	5,285
7.250% due 02/15/2028	1,648	1,688
8.500% due 05/15/2029	800	849
American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	521	523
6.875% due 07/01/2028	1,186	1,185
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	739	692
4.000% due 01/15/2028	2,307	2,222
ams-OSRAM AG 12.250% due 03/30/2029	2,190	2,331
ANGI Group LLC 3.875% due 08/15/2028	562	516
APX Group, Inc. 6.750% due 02/15/2027	372	373
Aramark Services, Inc.
5.000% due 04/01/2025	450	450
5.000% due 02/01/2028	2,544	2,538

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Arches Buyer, Inc. 4.250% due 06/01/2028	1,986	1,829
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500% due 06/30/2027 (b)	3,102	702
Ardagh Metal Packaging Finance USA LLC
4.000% due 09/01/2029	463	414
6.000% due 06/15/2027	2,590	2,611
Ardagh Packaging Finance PLC
4.125% due 08/15/2026 (g)	2,606	2,352
5.250% due 08/15/2027 (g)	1,580	1,179
5.250% due 08/15/2027	845	631
Artera Services LLC 8.500% due 02/15/2031	779	772
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	1,131	1,118
7.000% due 11/01/2026	1,464	1,467
Ashton Woods USA LLC 4.625% due 08/01/2029	386	371
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	4,402	4,324
ATP Tower Holdings LLC 4.050% due 04/27/2026	1,270	1,239
Avantor Funding, Inc. 4.625% due 07/15/2028	1,530	1,497
Avis Budget Car Rental LLC
4.750% due 04/01/2028 (g)	1,301	1,225
5.375% due 03/01/2029	678	634
8.250% due 01/15/2030	932	954
Axalta Coating Systems LLC
3.375% due 02/15/2029	602	564
4.750% due 06/15/2027	1,178	1,170
B&G Foods, Inc.
5.250% due 04/01/2025	326	326
5.250% due 09/15/2027 (g)	4,121	3,964
8.000% due 09/15/2028	1,833	1,920
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	404	379
3.875% due 01/15/2028	200	192
4.375% due 01/15/2028	5,533	5,381
6.125% due 06/15/2029	2,142	2,206
Ball Corp. 2.875% due 08/15/2030	861	767
Bath & Body Works, Inc.
6.694% due 01/15/2027	609	629
7.500% due 06/15/2029	667	692
9.375% due 07/01/2025	842	867
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	4,068	4,307
Bausch Health Americas, Inc.
8.500% due 01/31/2027	275	225
9.250% due 04/01/2026 (g)	812	762
Bausch Health Cos., Inc.
4.875% due 06/01/2028	2,569	2,013
5.000% due 01/30/2028	1,798	1,176
5.000% due 02/15/2029	1,711	996
5.250% due 02/15/2031	500	275
5.500% due 11/01/2025	2,316	2,269
5.750% due 08/15/2027	701	598
6.125% due 02/01/2027 (g)	2,885	2,608
11.000% due 09/30/2028	2,602	2,433
BC Ltd. 9.000% due 01/30/2028	278	276
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	3,634	3,649
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	1,300	1,287
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026	1,625	1,601
Beazer Homes USA, Inc. 7.500% due 03/15/2031	845	878
Benteler International AG 10.500% due 05/15/2028	250	265
Berry Global, Inc.
4.500% due 02/15/2026	444	439
5.625% due 07/15/2027	125	125
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	484	450
Block Communications, Inc. 4.875% due 03/01/2028	372	351
Block, Inc. 2.750% due 06/01/2026	1,548	1,502
Bombardier, Inc.
6.000% due 02/15/2028	1,682	1,695
7.875% due 04/15/2027	1,193	1,197

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Borr IHC Ltd. 10.000% due 11/15/2028	3,405	3,540
Boyd Gaming Corp. 4.750% due 12/01/2027	1,872	1,854
Brink's Co.
6.500% due 06/15/2029	1,000	1,037
6.750% due 06/15/2032	150	157
Buckeye Partners LP
3.950% due 12/01/2026	1,813	1,762
4.125% due 03/01/2025	353	350
4.350% due 10/15/2024	87	87
4.500% due 03/01/2028	1,397	1,356
Cablevision Lightpath LLC
3.875% due 09/15/2027	661	632
5.625% due 09/15/2028	661	621
Caesars Entertainment, Inc. 8.125% due 07/01/2027	2,296	2,345
Calderys Financing LLC 11.250% due 06/01/2028	317	341
Calumet Specialty Products Partners LP
8.125% due 01/15/2027	616	600
9.750% due 07/15/2028	546	537
Camelot Finance SA 4.500% due 11/01/2026	824	813
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028	915	927
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	3,803	3,650
Carnival Corp.
4.000% due 08/01/2028	3,555	3,436
5.750% due 03/01/2027	5,984	6,064
7.625% due 03/01/2026	2,510	2,535
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028	2,484	2,682
Carvana Co. (9.000% Cash and 12.000% PIK) 21.000% due 12/01/2028 (b)	2,255	2,336
Cascades, Inc. 5.375% due 01/15/2028	1,232	1,206
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	1,213	1,208
CCO Holdings LLC
5.000% due 02/01/2028	4,835	4,707
5.125% due 05/01/2027	5,487	5,404
5.375% due 06/01/2029	2,959	2,854
5.500% due 05/01/2026	1,057	1,056
6.375% due 09/01/2029	982	984
CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025	3,080	3,082
9.500% due 10/15/2029 (a)	1,925	1,929
CEC Entertainment LLC 6.750% due 05/01/2026	1,274	1,265
Cedar Fair LP 6.500% due 10/01/2028	392	397
Central Parent LLC 8.000% due 06/15/2029	688	716
Central Parent, Inc. 7.250% due 06/15/2029	1,538	1,574
Century Communities, Inc. 6.750% due 06/01/2027	246	249
Champions Financing, Inc. 8.750% due 02/15/2029	1,987	2,026
Charles River Laboratories International, Inc. 4.250% due 05/01/2028	200	195
Chemours Co. 5.375% due 05/15/2027	1,306	1,280
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	2,499	2,426
Chesapeake Energy Corp. 5.500% due 02/01/2026	1,008	1,007
Chobani LLC
4.625% due 11/15/2028	250	244
7.625% due 07/01/2029	831	874
Churchill Downs, Inc.
4.750% due 01/15/2028	746	732
5.500% due 04/01/2027	2,340	2,333
Cinemark USA, Inc. 5.250% due 07/15/2028 (g)	1,423	1,400
Citgo Petroleum Corp.
6.375% due 06/15/2026	788	790
7.000% due 06/15/2025	1,698	1,700
8.375% due 01/15/2029	2,171	2,261
Civitas Resources, Inc.
5.000% due 10/15/2026	486	481
8.375% due 07/01/2028	1,813	1,887

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Clarios Global LP
6.250% due 05/15/2026	1,984	1,985
8.500% due 05/15/2027	1,633	1,641
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	1,378	1,327
Clean Harbors, Inc. 4.875% due 07/15/2027	43	42
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	2,525	2,484
7.500% due 06/01/2029	894	771
7.750% due 04/15/2028 (g)	2,797	2,505
9.000% due 09/15/2028	1,950	2,075
Cleveland-Cliffs, Inc. 5.875% due 06/01/2027	400	401
Cloud Software Group, Inc.
6.500% due 03/31/2029	5,963	5,938
9.000% due 09/30/2029	1,299	1,323
Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/2030	1,346	1,376
8.750% due 04/15/2030	761	774
CMG Media Corp. 8.875% due 12/15/2027	758	449
CNX Midstream Partners LP 4.750% due 04/15/2030	667	624
CNX Resources Corp. 6.000% due 01/15/2029	741	746
Cogent Communications Group, Inc. 7.000% due 06/15/2027	3,196	3,255
CommScope LLC
4.750% due 09/01/2029	488	411
6.000% due 03/01/2026	3,343	3,255
7.125% due 07/01/2028	933	775
8.250% due 03/01/2027 (g)	1,804	1,627
CommScope Technologies LLC
5.000% due 03/15/2027	1,861	1,559
6.000% due 06/15/2025	3,000	2,906
Community Health Systems, Inc.
5.625% due 03/15/2027	4,644	4,573
6.000% due 01/15/2029	4,024	3,910
8.000% due 12/15/2027	1,557	1,563
Compass Minerals International, Inc. 6.750% due 12/01/2027	495	493
Comstock Resources, Inc. 6.750% due 03/01/2029	3,630	3,545
Connect Finco SARL
6.750% due 10/01/2026	3,126	3,126
9.000% due 09/15/2029	4,400	4,264
Consensus Cloud Solutions, Inc. 6.500% due 10/15/2028	279	279
Consolidated Communications, Inc. 6.500% due 10/01/2028	4,049	3,833
Consolidated Energy Finance SA 5.625% due 10/15/2028	761	644
Constellium SE 3.750% due 04/15/2029	394	368
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	293	239
CoreLogic, Inc. 4.500% due 05/01/2028	3,523	3,328
Coty, Inc.
4.750% due 01/15/2029	2,252	2,205
5.000% due 04/15/2026	692	690
Cougar JV Subsidiary LLC 8.000% due 05/15/2032	150	159
CQP Holdco LP 5.500% due 06/15/2031	382	375
Crescent Energy Finance LLC 9.250% due 02/15/2028	1,450	1,513
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	1,270	1,177
Crown Americas LLC
4.250% due 09/30/2026	649	639
4.750% due 02/01/2026	954	951
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	827	872
CSC Holdings LLC
5.375% due 02/01/2028	2,008	1,693
5.500% due 04/15/2027	3,630	3,196
6.500% due 02/01/2029	3,909	3,240
7.500% due 04/01/2028 (g)	3,029	2,027
11.250% due 05/15/2028	1,590	1,536
11.750% due 01/31/2029	3,232	3,126
CVR Energy, Inc. 8.500% due 01/15/2029	641	649

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

CVR Partners LP 6.125% due 06/15/2028	1,562	1,530
Dana, Inc. 5.375% due 11/15/2027	1,076	1,069
Dave & Buster's, Inc. 7.625% due 11/01/2025	238	238
Dealer Tire LLC 8.000% due 02/01/2028	280	279
Delek Logistics Partners LP
7.125% due 06/01/2028	1,384	1,387
8.625% due 03/15/2029	1,633	1,719
Delta Air Lines, Inc. 2.900% due 10/28/2024	1,099	1,096
Deluxe Corp. 8.000% due 06/01/2029	1,340	1,272
Directv Financing LLC 5.875% due 08/15/2027	8,295	8,150
DISH DBS Corp.
5.125% due 06/01/2029	1,400	941
5.250% due 12/01/2026	5,812	5,382
5.750% due 12/01/2028	3,675	3,218
5.875% due 11/15/2024	4,138	4,118
7.375% due 07/01/2028	1,400	1,051
7.750% due 07/01/2026	4,710	4,092
DISH Network Corp. 11.750% due 11/15/2027	6,046	6,350
Domtar Corp. 6.750% due 10/01/2028	1,744	1,597
DT Midstream, Inc. 4.125% due 06/15/2029	1,257	1,203
Dye & Durham Ltd. 8.625% due 04/15/2029	2,806	2,971
Eco Material Technologies, Inc. 7.875% due 01/31/2027	724	732
Edgewell Personal Care Co. 5.500% due 06/01/2028	1,777	1,768
eG Global Finance PLC 12.000% due 11/30/2028	1,840	2,055
Elanco Animal Health, Inc. 6.650% due 08/28/2028	1,385	1,437
Element Solutions, Inc. 3.875% due 09/01/2028	2,363	2,255
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	446	454
Encompass Health Corp. 4.500% due 02/01/2028	1,072	1,053
Endeavour Mining PLC 5.000% due 10/14/2026	1,425	1,384
Enerflex Ltd. 9.000% due 10/15/2027	2,222	2,300
Energean PLC 6.500% due 04/30/2027	638	631
Energizer Holdings, Inc.
4.750% due 06/15/2028	432	420
6.500% due 12/31/2027	702	717
EnQuest PLC 11.625% due 11/01/2027	162	164
Entegris, Inc.
4.375% due 04/15/2028	1,142	1,103
4.750% due 04/15/2029	697	688
Enviri Corp. 5.750% due 07/31/2027	487	478
EQM Midstream Partners LP
4.125% due 12/01/2026	1,142	1,128
4.500% due 01/15/2029	3,087	3,022
5.500% due 07/15/2028	876	888
6.375% due 04/01/2029	1,040	1,075
7.500% due 06/01/2027	1,000	1,030
EquipmentShare.com, Inc. 9.000% due 05/15/2028	1,022	1,069
ESAB Corp. 6.250% due 04/15/2029	749	770
FAGE International SA 5.625% due 08/15/2026 (g)	330	328
Fair Isaac Corp.
4.000% due 06/15/2028	140	136
5.250% due 05/15/2026	296	296
Ferrellgas LP
5.375% due 04/01/2026	474	473
5.875% due 04/01/2029	1,739	1,629
Fertitta Entertainment LLC
4.625% due 01/15/2029	1,930	1,844
6.750% due 01/15/2030	582	543

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

First Quantum Minerals Ltd. 9.375% due 03/01/2029	30	32
Fluor Corp. 4.250% due 09/15/2028	277	272
Flutter Treasury Designated Activity Co. 6.375% due 04/29/2029	667	691
FMG Resources Pty. Ltd. 4.500% due 09/15/2027	1,455	1,433
Foundation Building Materials, Inc. 6.000% due 03/01/2029	1,296	1,143
Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,868	2,844
5.875% due 10/15/2027	1,994	2,004
5.875% due 11/01/2029	882	876
6.750% due 05/01/2029	1,766	1,780
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/2027	619	661
Full House Resorts, Inc. 8.250% due 02/15/2028	414	415
FXI Holdings, Inc. 12.250% due 11/15/2026	799	797
Gannett Holdings LLC 6.000% due 11/01/2026	886	888
Garda World Security Corp.
4.625% due 02/15/2027	1,700	1,671
9.500% due 11/01/2027	1,664	1,668
Gates Corp. 6.875% due 07/01/2029	1,328	1,377
GCI LLC 4.750% due 10/15/2028	250	240
Gen Digital, Inc.
5.000% due 04/15/2025	899	895
6.750% due 09/30/2027	1,179	1,212
GFL Environmental, Inc.
3.500% due 09/01/2028	2,604	2,481
3.750% due 08/01/2025	1,322	1,312
4.000% due 08/01/2028	1,538	1,478
5.125% due 12/15/2026	489	488
Global Auto Holdings Ltd. 8.375% due 01/15/2029	1,268	1,228
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) 10.000% due 10/31/2028 (b)	1,241	1,248
Global Partners LP
7.000% due 08/01/2027	900	907
8.250% due 01/15/2032	373	387
GN Bondco LLC 9.500% due 10/15/2031 (g)	739	779
Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,210	1,136
5.250% due 12/01/2027	710	708
goeasy Ltd.
4.375% due 05/01/2026	712	703
7.625% due 07/01/2029	612	635
9.250% due 12/01/2028	3,592	3,870
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	831	812
5.000% due 05/31/2026	1,792	1,766
5.000% due 07/15/2029	2,478	2,281
9.500% due 05/31/2025	146	147
GrafTech Finance, Inc. 4.625% due 12/15/2028 (g)	694	464
Graham Packaging Co., Inc. 7.125% due 08/15/2028	3,232	3,203
Gran Tierra Energy, Inc. 9.500% due 10/15/2029	904	859
Graphic Packaging International LLC
3.500% due 03/15/2028	1,106	1,056
3.500% due 03/01/2029	924	872
4.750% due 07/15/2027	389	385
Gray Television, Inc.
7.000% due 05/15/2027 (k)	3,140	3,089
10.500% due 07/15/2029	2,216	2,317
Griffon Corp. 5.750% due 03/01/2028	3,025	2,990
Grifols SA 4.750% due 10/15/2028 (g)	1,011	948
Group 1 Automotive, Inc. 4.000% due 08/15/2028	813	776
GrubHub Holdings, Inc. 5.500% due 07/01/2027	672	624
Gulfport Energy Corp. 6.750% due 09/01/2029	1,365	1,383
H&E Equipment Services, Inc 3.875% due 12/15/2028	1,939	1,822

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Hanesbrands, Inc. 4.875% due 05/15/2026	942	935
Harbour Energy PLC 5.500% due 10/15/2026	1,704	1,698
Harvest Midstream LP 7.500% due 09/01/2028	1,973	2,021
Hawaiian Brand Intellectual Property Ltd. 11.000% due 04/15/2029	2,445	2,458
Heartland Dental LLC 10.500% due 04/30/2028	1,394	1,493
Herc Holdings, Inc.
5.500% due 07/15/2027	1,530	1,529
6.625% due 06/15/2029	907	940
Hertz Corp.
4.625% due 12/01/2026 (g)	722	570
12.625% due 07/15/2029	480	524
Hess Midstream Operations LP 5.625% due 02/15/2026	1,073	1,074
Hillenbrand, Inc. 5.000% due 09/15/2026	693	691
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	702	702
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	1,010	1,008
Hologic, Inc.
3.250% due 02/15/2029	1,522	1,419
4.625% due 02/01/2028	848	833
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	426	442
8.875% due 07/15/2028	592	628
HTA Group Ltd. 7.500% due 06/04/2029	676	690
Hudbay Minerals, Inc. 4.500% due 04/01/2026	1,213	1,201
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	1,463	1,362
6.625% due 08/01/2026	1,362	1,187
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	2,059	2,151
iHeartCommunications, Inc.
4.750% due 01/15/2028	108	70
5.250% due 08/15/2027	1,355	926
6.375% due 05/01/2026	1,357	1,189
8.375% due 05/01/2027	1,856	1,000
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	967	947
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	941	925
Illuminate Buyer LLC 9.000% due 07/01/2028	647	655
Imola Merger Corp. 4.750% due 05/15/2029	3,682	3,596
INEOS Finance PLC
6.750% due 05/15/2028	442	447
7.500% due 04/15/2029	392	410
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029	731	782
Ingevity Corp. 3.875% due 11/01/2028	2,807	2,639
Installed Building Products, Inc. 5.750% due 02/01/2028	651	649
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	3,148	3,129
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	1,803	1,730
International Game Technology PLC
4.125% due 04/15/2026	1,589	1,569
5.250% due 01/15/2029	723	721
6.250% due 01/15/2027	1,676	1,712
ION Trading Technologies SARL
5.750% due 05/15/2028	1,538	1,439
9.500% due 05/30/2029	676	693
IQVIA, Inc.
5.000% due 10/15/2026	1,623	1,620
5.000% due 05/15/2027	2,038	2,027
Ithaca Energy North Sea PLC 9.000% due 07/15/2026	865	879
ITT Holdings LLC 6.500% due 08/01/2029	404	383
Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	726	711
5.875% due 01/15/2028	943	941
Jazz Securities DAC 4.375% due 01/15/2029	3,071	2,973

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

JELD-WEN, Inc. 4.875% due 12/15/2027	1,943	1,900
JetBlue Airways Corp. 9.875% due 09/20/2031	3,910	4,122
K Hovnanian Enterprises, Inc. 11.750% due 09/30/2029	625	696
Kaiser Aluminum Corp. 4.625% due 03/01/2028	2,497	2,417
KeHE Distributors LLC 9.000% due 02/15/2029	418	435
Kinetik Holdings LP 6.625% due 12/15/2028	1,095	1,137
Kodiak Gas Services LLC 7.250% due 02/15/2029	1,000	1,036
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	1,682	1,681
Kronos Acquisition Holdings, Inc. 10.750% due 06/30/2032	638	603
LABL, Inc.
5.875% due 11/01/2028	200	188
6.750% due 07/15/2026	2,609	2,609
8.625% due 10/01/2031 (a)	2,400	2,384
10.500% due 07/15/2027	3,784	3,794
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	1,250	1,243
LBM Acquisition LLC 6.250% due 01/15/2029	1,005	951
LCM Investments Holdings LLC 4.875% due 05/01/2029	1,201	1,155
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	2,454	2,248
Legacy LifePoint Health LLC 4.375% due 02/15/2027	1,272	1,249
Level 3 Financing, Inc.
3.750% due 07/15/2029	732	501
4.500% due 04/01/2030	1,135	885
4.875% due 06/15/2029	2,257	1,907
0.000% due 04/15/2029	1,774	1,943
11.000% due 11/15/2029	1,670	1,852
Life Time, Inc.
5.750% due 01/15/2026	1,654	1,657
8.000% due 04/15/2026	392	396
LifePoint Health, Inc.
5.375% due 01/15/2029	4,209	3,981
10.000% due 06/01/2032	1,652	1,818
Light & Wonder International, Inc.
7.000% due 05/15/2028	967	976
7.250% due 11/15/2029	850	880
Lightning Power LLC 7.250% due 08/15/2032	438	461
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	647	677
Lindblad Expeditions LLC 6.750% due 02/15/2027	491	495
Lithia Motors, Inc.
3.875% due 06/01/2029	150	140
4.625% due 12/15/2027	891	872
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	440	424
4.750% due 10/15/2027	2,865	2,827
4.875% due 11/01/2024	1,184	1,182
5.625% due 03/15/2026	505	506
6.500% due 05/15/2027	1,462	1,492
LSB Industries, Inc. 6.250% due 10/15/2028	250	244
Madison IAQ LLC
4.125% due 06/30/2028	1,854	1,791
5.875% due 06/30/2029	520	507
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	373	372
MajorDrive Holdings LLC 6.375% due 06/01/2029	1,377	1,341
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	2,482	2,387
Matador Resources Co.
6.250% due 04/15/2033	950	936
6.875% due 04/15/2028	616	627
Match Group Holdings LLC
4.625% due 06/01/2028	698	679
5.000% due 12/15/2027	1,958	1,942
Mativ Holdings, Inc. 8.000% due 10/01/2029 (a)	1,300	1,329
Matthews International Corp. 5.250% due 12/01/2025	315	315

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	4,633	4,793
9.250% due 04/15/2027	4,025	4,131
Mavis Tire Express Services Topco Corp. 6.500% due 05/15/2029	180	173
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	2,244	2,381
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,940	2,908
7.375% due 09/01/2031	891	925
8.000% due 08/01/2029	2,295	2,305
Mclaren Finance PLC 7.500% due 08/01/2026	1,650	1,531
Medline Borrower LP
3.875% due 04/01/2029	6,173	5,850
6.250% due 04/01/2029	1,590	1,640
MEG Energy Corp. 5.875% due 02/01/2029	1,386	1,357
Mercer International, Inc.
5.125% due 02/01/2029	604	516
5.500% due 01/15/2026	40	39
Merlin Entertainments Ltd. 5.750% due 06/15/2026	1,338	1,323
Methanex Corp. 5.125% due 10/15/2027	420	416
MGM China Holdings Ltd. 7.125% due 06/26/2031	150	154
MGM Resorts International
4.625% due 09/01/2026	724	720
5.500% due 04/15/2027	2,344	2,354
5.750% due 06/15/2025	377	379
6.125% due 09/15/2029	471	477
Michaels Cos., Inc.
5.250% due 05/01/2028	1,827	1,350
7.875% due 05/01/2029	3,252	1,908
Millennium Escrow Corp. 6.625% due 08/01/2026	615	387
Mineral Resources Ltd.
8.000% due 11/01/2027	1,985	2,041
8.125% due 05/01/2027	2,764	2,795
9.250% due 10/01/2028	2,727	2,907
Mohegan Tribal Gaming Authority 8.000% due 02/01/2026	1,889	1,870
Molina Healthcare, Inc. 4.375% due 06/15/2028	2,554	2,485
Moog, Inc. 4.250% due 12/15/2027	1,510	1,468
Motion Bondco DAC 6.625% due 11/15/2027	979	932
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	1,063	767
Mueller Water Products, Inc. 4.000% due 06/15/2029	676	645
Murphy Oil Corp. 5.875% due 12/01/2027	636	644
Murphy Oil USA, Inc. 5.625% due 05/01/2027	259	259
Nabors Industries, Inc. 7.375% due 05/15/2027	2,968	2,977
NCL Corp. Ltd.
3.625% due 12/15/2024	514	514
5.875% due 03/15/2026	3,428	3,430
5.875% due 02/15/2027	3,189	3,202
7.750% due 02/15/2029 (g)	584	626
8.375% due 02/01/2028	382	401
NCR Atleos Corp. 9.500% due 04/01/2029	1,148	1,265
NCR Corp.
5.000% due 10/01/2028	3,236	3,179
5.125% due 04/15/2029	1,651	1,617
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	6,558	6,430
Nesco Holdings, Inc. 5.500% due 04/15/2029	2,962	2,733
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/2028	510	499
New Fortress Energy, Inc.
6.500% due 09/30/2026 (g)	3,851	3,239
6.750% due 09/15/2025	2,036	1,952
8.750% due 03/15/2029 (g)	1,892	1,426
Newell Brands, Inc.
4.875% due 06/01/2025	1,300	1,294
5.700% due 04/01/2026	3,217	3,228
6.375% due 09/15/2027	1,456	1,477

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (g)	2,414	1,620
11.750% due 10/15/2028	2,011	1,984
Nexstar Media, Inc.
4.750% due 11/01/2028	2,606	2,492
5.625% due 07/15/2027	3,766	3,733
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	1,492	1,455
7.250% due 01/15/2029	1,405	1,483
Nordstrom, Inc. 4.000% due 03/15/2027	250	241
Northern Oil & Gas, Inc. 8.125% due 03/01/2028	1,144	1,153
NOVA Chemicals Corp. 5.250% due 06/01/2027	1,690	1,673
Novelis Corp. 3.250% due 11/15/2026	1,129	1,090
NuStar Logistics LP
5.625% due 04/28/2027	2,420	2,433
5.750% due 10/01/2025	1,582	1,586
6.000% due 06/01/2026	875	881
Odeon Finco PLC 12.750% due 11/01/2027	1,189	1,250
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	904	864
7.125% due 10/01/2027	2,141	2,187
9.750% due 11/15/2028	2,984	3,188
ON Semiconductor Corp. 3.875% due 09/01/2028	1,899	1,812
Open Text Corp. 3.875% due 02/15/2028	2,946	2,816
Organon & Co. 4.125% due 04/30/2028	3,840	3,696
Oriflame Investment Holding PLC 5.125% due 05/04/2026	724	173
Outfront Media Capital LLC 5.000% due 08/15/2027	1,557	1,549
Owens & Minor, Inc. 4.500% due 03/31/2029	862	780
Owens-Brockway Glass Container, Inc. 6.625% due 05/13/2027	130	131
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	3,981	3,832
Paramount Global
3.375% due 02/15/2028	100	94
3.700% due 06/01/2028	837	795
4.200% due 05/19/2032	847	751
4.950% due 01/15/2031	100	94
6.250% due 02/28/2057 •	496	443
6.375% due 03/30/2062 •	974	902
6.875% due 04/30/2036	267	271
Park-Ohio Industries, Inc. 6.625% due 04/15/2027	474	465
Parkland Corp.
5.875% due 07/15/2027	177	177
6.625% due 08/15/2032	663	674
Penn Entertainment, Inc. 5.625% due 01/15/2027	574	569
Penske Automotive Group, Inc. 3.500% due 09/01/2025	280	276
Perenti Finance Pty. Ltd.
6.500% due 10/07/2025 (g)	384	384
7.500% due 04/26/2029	100	104
Performance Food Group, Inc.
4.250% due 08/01/2029	986	939
5.500% due 10/15/2027	1,585	1,582
Permian Resources Operating LLC
5.375% due 01/15/2026	833	832
8.000% due 04/15/2027	1,157	1,192
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024	1,170	1,167
4.375% due 03/15/2026	1,062	1,061
PetSmart, Inc.
4.750% due 02/15/2028	2,610	2,505
7.750% due 02/15/2029	2,285	2,258
Phinia, Inc. 6.750% due 04/15/2029	100	103
Pike Corp. 5.500% due 09/01/2028	2,645	2,593
Playtika Holding Corp. 4.250% due 03/15/2029	408	375
PM General Purchaser LLC 9.500% due 10/01/2028	392	399

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Post Holdings, Inc. 5.625% due 01/15/2028	1,396	1,409
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	4,886	5,044
Prime Security Services Borrower LLC
5.750% due 04/15/2026	3,802	3,823
6.250% due 01/15/2028	1,710	1,712
PTC, Inc. 3.625% due 02/15/2025	707	705
QVC, Inc.
4.450% due 02/15/2025	810	806
6.875% due 04/15/2029	646	538
Rackspace Finance LLC 3.500% due 05/15/2028	408	205
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	685	743
Rakuten Group, Inc.
9.750% due 04/15/2029	3,749	4,099
11.250% due 02/15/2027	4,405	4,826
Rand Parent LLC 8.500% due 02/15/2030	372	380
Range Resources Corp. 4.875% due 05/15/2025	861	857
Rayonier AM Products, Inc. 7.625% due 01/15/2026	679	670
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029	986	859
Resorts World Las Vegas LLC
4.625% due 04/16/2029	260	234
8.450% due 07/27/2030	482	509
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	1,065	1,102
Rivian Holdings LLC 11.359% due 10/15/2026 •	2,314	2,343
Rocket Software, Inc. 6.500% due 02/15/2029	418	398
Rockies Express Pipeline LLC 3.600% due 05/15/2025	582	573
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	2,007	1,938
4.250% due 07/01/2026	2,516	2,489
5.375% due 07/15/2027	1,266	1,278
5.500% due 08/31/2026	1,719	1,737
7.500% due 10/15/2027	887	953
RR Donnelley & Sons Co.
9.500% due 08/01/2029	2,450	2,473
10.875% due 08/01/2029	800	776
RXO, Inc. 7.500% due 11/15/2027	448	462
Sable International Finance Ltd. 7.125% due 10/15/2032 (a)	1,925	1,934
Sabre Global, Inc.
8.625% due 06/01/2027	1,266	1,246
11.250% due 12/15/2027	820	851
Saturn Oil & Gas, Inc. 9.625% due 06/15/2029	864	854
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	3,125	3,016
6.625% due 05/01/2029	2,032	1,956
SCIL LLC 5.375% due 11/01/2026	2,871	2,838
Scripps Escrow, Inc.
3.875% due 01/15/2029	1,496	1,116
5.875% due 07/15/2027 (g)	2,669	2,325
Seagate HDD Cayman 4.750% due 01/01/2025	1,184	1,180
Sealed Air Corp. 6.125% due 02/01/2028	2,138	2,176
Seaspan Corp. 5.500% due 08/01/2029	663	632
Select Medical Corp. 6.250% due 08/15/2026	1,444	1,454
Shift4 Payments LLC
4.625% due 11/01/2026	2,312	2,290
6.750% due 08/15/2032	907	948
Shutterfly Finance LLC 9.750% due 10/01/2027	247	249
Shutterfly Finance LLC (4.250% Cash and 4.250% PIK) 8.500% due 10/01/2027 (b)	755	652
Sigma Holdco BV 7.875% due 05/15/2026	399	397
Silgan Holdings, Inc. 4.125% due 02/01/2028	100	98

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Simmons Foods, Inc. 4.625% due 03/01/2029	3,119	2,962
Sinclair Television Group, Inc. 4.125% due 12/01/2030	821	643
Sirius XM Radio, Inc.
3.125% due 09/01/2026	2,720	2,630
4.000% due 07/15/2028	2,599	2,454
5.000% due 08/01/2027	2,396	2,359
5.500% due 07/01/2029	2,202	2,153
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	2,416	2,529
Six Flags Entertainment Corp. 5.500% due 04/15/2027	317	315
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	214	215
SM Energy Co.
6.500% due 07/15/2028	258	258
6.625% due 01/15/2027	519	520
6.750% due 09/15/2026	759	759
6.750% due 08/01/2029	480	482
7.000% due 08/01/2032	480	482
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	1,000	1,005
Solaris Midstream Holdings LLC 7.625% due 04/01/2026	731	737
Sotheby's 7.375% due 10/15/2027	2,177	2,106
Southwestern Energy Co. 5.700% due 01/23/2025	702	702
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	1,231	1,227
Speedway Motorsports LLC 4.875% due 11/01/2027	571	562
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,681	1,608
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	54	51
Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025 (g)	3,460	1,904
8.000% due 09/20/2025	396	218
SS&C Technologies, Inc. 5.500% due 09/30/2027	3,520	3,521
Stagwell Global LLC 5.625% due 08/15/2029	2,032	1,966
Standard Industries, Inc.
4.750% due 01/15/2028	1,329	1,303
5.000% due 02/15/2027	2,971	2,948
Staples, Inc. 10.750% due 09/01/2029	1,378	1,339
Station Casinos LLC 4.500% due 02/15/2028	3,791	3,663
Strathcona Resources Ltd. 6.875% due 08/01/2026	2,480	2,470
Summer BC Bidco B LLC 5.500% due 10/31/2026	674	666
Summit Materials LLC 5.250% due 01/15/2029	400	396
Sunoco LP
4.500% due 04/30/2030	1,142	1,095
5.875% due 03/15/2028	373	375
7.000% due 09/15/2028	1,237	1,283
7.000% due 05/01/2029	594	621
Sunrise HoldCo BV 5.500% due 01/15/2028	1,774	1,768
Superior Plus LP 4.500% due 03/15/2029	120	114
Talos Production, Inc. 9.000% due 02/01/2029	980	1,010
Taseko Mines Ltd. 8.250% due 05/01/2030	946	994
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	442	450
TEGNA, Inc.
4.625% due 03/15/2028	5,648	5,411
4.750% due 03/15/2026	887	876
Teleflex, Inc.
4.250% due 06/01/2028	452	438
4.625% due 11/15/2027	972	959
Telesat Canada 5.625% due 12/06/2026	1,104	530
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,156	1,116
5.125% due 11/01/2027	1,587	1,582
6.125% due 10/01/2028	2,243	2,263

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.250% due 02/01/2027	2,215	2,220
Tenneco, Inc. 8.000% due 11/17/2028	3,360	3,121
Thor Industries, Inc. 4.000% due 10/15/2029	891	831
Titan International, Inc. 7.000% due 04/30/2028	527	525
TK Elevator Holdco GmbH 7.625% due 07/15/2028	2,659	2,678
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	2,149	2,128
TopBuild Corp. 3.625% due 03/15/2029	2,371	2,213
Townsquare Media, Inc. 6.875% due 02/01/2026	200	200
TransDigm, Inc.
5.500% due 11/15/2027	4,796	4,783
6.375% due 03/01/2029	5,026	5,192
6.750% due 08/15/2028	4,029	4,152
Transocean Aquila Ltd. 8.000% due 09/30/2028	616	631
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	2,329	2,401
Transocean, Inc.
8.000% due 02/01/2027	1,599	1,599
8.250% due 05/15/2029	445	442
Travel & Leisure Co.
6.600% due 10/01/2025	252	255
6.625% due 07/31/2026	1,267	1,292
TreeHouse Foods, Inc. 4.000% due 09/01/2028	2,473	2,292
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	1,457	1,619
TriNet Group, Inc. 3.500% due 03/01/2029	1,616	1,503
Triton Water Holdings, Inc. 6.250% due 04/01/2029	2,513	2,513
Triumph Group, Inc. 9.000% due 03/15/2028	3,031	3,177
Trivium Packaging Finance BV
5.500% due 08/15/2026	2,355	2,348
8.500% due 08/15/2027	804	807
Tronox, Inc. 4.625% due 03/15/2029	502	469
Tutor Perini Corp. 11.875% due 04/30/2029	946	1,055
Twilio, Inc. 3.625% due 03/15/2029	654	609
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	2,473	2,565
U.S. Foods, Inc. 6.875% due 09/15/2028	1,802	1,880
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	286
Under Armour, Inc. 3.250% due 06/15/2026	1,277	1,237
Unisys Corp. 6.875% due 11/01/2027	372	359
United Airlines Pass-Through Trust 5.875% due 04/15/2029	581	594
United Airlines, Inc.
4.375% due 04/15/2026	4,792	4,719
4.625% due 04/15/2029	1,933	1,869
United Natural Foods, Inc. 6.750% due 10/15/2028 (g)	469	448
United Rentals North America, Inc.
3.875% due 11/15/2027	380	371
4.875% due 01/15/2028	2,370	2,354
5.500% due 05/15/2027	831	833
Univision Communications, Inc.
4.500% due 05/01/2029	2,022	1,808
6.625% due 06/01/2027	4,187	4,203
8.000% due 08/15/2028	3,089	3,161
8.500% due 07/31/2031	1,400	1,404
Urban One, Inc. 7.375% due 02/01/2028	1,324	957
USA Compression Partners LP
6.875% due 09/01/2027	1,889	1,906
7.125% due 03/15/2029	2,521	2,599
Velocity Vehicle Group LLC 8.000% due 06/01/2029	1,893	1,973
Venture Global LNG, Inc.
7.000% due 01/15/2030	1,346	1,376
8.125% due 06/01/2028	5,274	5,502

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

9.500% due 02/01/2029	6,465	7,287
Veritas U.S., Inc. 7.500% due 09/01/2025	642	603
Vertiv Group Corp. 4.125% due 11/15/2028	1,192	1,153
Viasat, Inc. 5.625% due 04/15/2027	685	647
Viavi Solutions, Inc. 3.750% due 10/01/2029	709	644
Victoria's Secret & Co. 4.625% due 07/15/2029	3,662	3,238
Victra Holdings LLC 8.750% due 09/15/2029	894	939
Viking Cruises Ltd.
5.875% due 09/15/2027	1,957	1,957
6.250% due 05/15/2025	437	437
7.000% due 02/15/2029	494	501
Viper Energy Partners LP 5.375% due 11/01/2027	100	100
Virgin Australia Holdings Pty. Ltd. 7.875% due 10/15/2049	2,892	22
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	3,748	3,598
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	1,346	1,298
Viridien 8.750% due 04/01/2027 (g)	2,906	2,834
VistaJet Malta Finance PLC
7.875% due 05/01/2027	372	363
9.500% due 06/01/2028 (g)	1,112	1,088
Vital Energy, Inc. 7.875% due 04/15/2032	250	242
VOC Escrow Ltd. 5.000% due 02/15/2028	2,412	2,385
Wabash National Corp. 4.500% due 10/15/2028	630	578
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	2,467	2,375
3.800% due 11/18/2024	1,048	1,046
8.125% due 08/15/2029	1,998	1,996
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/2026	749	746
Waste Pro USA, Inc. 5.500% due 02/15/2026	1,170	1,168
Wayfair LLC 7.250% due 10/31/2029 (a)	1,375	1,412
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(b)(c)	1,533	1,291
WESCO Distribution, Inc.
6.375% due 03/15/2029	3,034	3,138
7.250% due 06/15/2028	1,105	1,132
Western Digital Corp. 4.750% due 02/15/2026	4,540	4,519
White Cap Buyer LLC 6.875% due 10/15/2028	2,061	2,082
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	1,893	1,896
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	1,425	1,406
Williams Scotsman, Inc.
6.125% due 06/15/2025	1,319	1,319
6.625% due 06/15/2029	1,491	1,536
Windstream Escrow LLC 7.750% due 08/15/2028	1,226	1,228
Wolverine World Wide, Inc. 4.000% due 08/15/2029	100	88
WR Grace Holdings LLC 4.875% due 06/15/2027	1,902	1,877
Wynn Las Vegas LLC 5.250% due 05/15/2027	2,931	2,935
Xerox Holdings Corp.
5.000% due 08/15/2025	604	599
5.500% due 08/15/2028	1,686	1,441
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	3,406	3,050
6.125% due 03/01/2028 (g)	1,537	1,277
Zegona Finance PLC 8.625% due 07/15/2029	2,455	2,625
ZF North America Capital, Inc.
4.750% due 04/29/2025	3,226	3,200
6.875% due 04/14/2028	1,410	1,424
Ziggo Bond Co. BV 6.000% due 01/15/2027	312	312

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

ZoomInfo Technologies LLC 3.875% due 02/01/2029	1,882	1,741

		1,071,355

UTILITIES 3.6%
Aethon United BR LP
7.500% due 10/01/2029 (a)	2,850	2,890
AmeriGas Partners LP 9.375% due 06/01/2028	244	256
Antero Midstream Partners LP
5.375% due 06/15/2029	1,680	1,664
5.750% due 03/01/2027	754	755
Archrock Partners LP
6.250% due 04/01/2028	764	768
6.625% due 09/01/2032	438	449
6.875% due 04/01/2027	319	320
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	120	119
Calpine Corp.
4.500% due 02/15/2028	2,413	2,358
5.125% due 03/15/2028	1,954	1,928
5.250% due 06/01/2026	671	669
Clearway Energy Operating LLC 4.750% due 03/15/2028	2,462	2,418
DPL, Inc. 4.125% due 07/01/2025	263	261
Genesis Energy LP
7.750% due 02/01/2028	1,258	1,275
8.000% due 01/15/2027	2,849	2,915
8.250% due 01/15/2029	839	870
Hilcorp Energy LP 6.250% due 11/01/2028	1,107	1,106
Iliad Holding SASU
6.500% due 10/15/2026	1,491	1,508
7.000% due 10/15/2028	857	873
Lumen Technologies, Inc.
4.125% due 04/15/2029	387	327
4.125% due 04/15/2030	401	326
10.000% due 10/15/2032	525	509
Millicom International Cellular SA 5.125% due 01/15/2028	572	557
NGL Energy Operating LLC 8.125% due 02/15/2029	1,464	1,502
NRG Energy, Inc.
5.250% due 06/15/2029	474	473
5.750% due 01/15/2028	862	869
Pattern Energy Operations LP 4.500% due 08/15/2028	2,455	2,377
PBF Holding Co. LLC 6.000% due 02/15/2028	2,220	2,193
PG&E Corp. 5.000% due 07/01/2028	1,314	1,304
Qwest Corp. 7.250% due 09/15/2025	676	674
Tallgrass Energy Partners LP
5.500% due 01/15/2028	1,317	1,276
6.000% due 03/01/2027	843	843
7.375% due 02/15/2029	241	244
TerraForm Power Operating LLC 5.000% due 01/31/2028	2,512	2,487
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,260	1,261
Vistra Operations Co. LLC
4.375% due 05/01/2029	978	947
5.000% due 07/31/2027	210	209
5.500% due 09/01/2026	1,642	1,643
5.625% due 02/15/2027	2,553	2,551
7.750% due 10/15/2031	676	728
Vodafone Group PLC 7.000% due 04/04/2079 •	2,448	2,586

		49,288

Total Corporate Bonds & Notes (Cost $1,318,376)		1,336,425

	SHARES
COMMON STOCKS 0.3%
FINANCIALS 0.2%
Bruin Blocker LLC (d)(i)	182,994	0
Intelsat Emergence SA «(i)	90,881	2,700

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Jerset Newco «(d)	5,855	418

		3,118

HEALTH CARE 0.1%
Amsurg Equity «(d)(i)	21,155	1,141

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(d)(i)	22,812	6

Total Common Stocks (Cost $9,653)		4,265

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	51

Total Warrants (Cost $3,296)		51

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (j) 3.1%		43,700

Total Short-Term Instruments (Cost $43,700)		43,700

Total Investments in Securities (Cost $1,384,455)		1,393,992

INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
MUTUAL FUNDS 2.9%
PIMCO Government Money Market Fund 4.950% (f)(g)(h)	40,406,919	40,407

Total Short-Term Instruments (Cost $40,407)		40,407

Total Investments in Affiliates (Cost $40,407)		40,407

Total Investments 103.3% (Cost $1,424,862)		$1,434,399
Financial Derivative Instruments (l) (0.0)%(Cost or Premiums, net $196)		(51)
Other Assets and Liabilities, net (3.3)%		(46,172)

Net Assets 100.0%		$1,388,176

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Zero coupon security.
(f)					Institutional Class Shares of each Fund.
(g)					Securities with an aggregate market value of $38,485 were out on loan in exchange for $39,395 of cash collateral as of September 30, 2024.
(h)					Coupon represents a 7-Day Yield.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023	$884	$1,141	0.08%
Bruin Blocker LLC					04/20/2021	0	0	0.00
Intelsat Emergence SA					10/02/2018 - 07/03/2023	6,883	2,700	0.20
Riverbed Technology, Inc.					04/24/2018 - 12/07/2021	1,634	6	0.00

						$9,401	$3,847	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.950%	09/30/2024	10/01/2024	$22,300	U.S. Treasury Bonds 1.750% due 08/15/2041	$(22,714)	$22,300	$22,303
	4.950	10/01/2024	10/02/2024	100	U.S. Treasury Bonds 2.500% due 05/15/2046	(102)	100	100
	4.990	10/01/2024	10/02/2024	21,300	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(21,778)	21,300	21,300

Total Repurchase Agreements						$(44,594)	$43,700	$43,703

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC				4.000%	09/20/2024	TBD(3)	(2,030)	$(2,032)

Total Reverse Repurchase Agreements								$(2,032)

(k)					Securities with an aggregate market value of $2,399 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,926) at a weighted average interest rate of 4.437%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2024	394	$43,294	$41	$0	$(145)

Total Futures Contracts	$41	$0	$(145)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Calpine Corp.	5.000%	Quarterly	06/20/2028	1.263%	$2,500	$100	$224	$324	$0	$(3)
Carnival Corp.	1.000	Quarterly	12/20/2027	1.273	1,000	(100)	92	(8)	0	0
Carnival Corp.	1.000	Quarterly	06/20/2029	1.927	1,300	(75)	25	(50)	0	0
Dish DBS Copr.	5.000	Quarterly	12/20/2024	6.819	3,000	(218)	211	(7)	14	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	4.447	600	(89)	15	(74)	0	0

$(382)	$567	$185	$14	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,800	$181	$123	$304	$2	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	588	14	31	45	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	3,168	49	200	249	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	4,100	280	44	324	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	9,900	725	12	737	2	(1)

$1,249	$410	$1,659	$5	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$31,000	$(334)	$41	$(293)	$56	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	8,675	(337)	52	(285)	23	0

$(671)	$93	$(578)	$79	$0

Total Swap Agreements	$196	$1,070	$1,266	$98	$(4)

Cash of $9,103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,055	$3,496	$9,551
Corporate Bonds & Notes
Banking & Finance	0	215,782	0	215,782
Industrials	0	1,070,064	1,291	1,071,355
Utilities	0	49,288	0	49,288
Common Stocks
Financials	0	0	3,118	3,118
Health Care	0	0	1,141	1,141
Information Technology	0	0	6	6
Warrants
Financials	0	0	51	51
Short-Term Instruments
Repurchase Agreements	0	43,700	0	43,700

	$0	$1,384,889	$9,103	$1,393,992
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	40,407	0	0	40,407

Total Investments	$40,407	$1,384,889	$9,103	$1,434,399

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$98	$0	$98

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(149)	$0	$(149)

Total Financial Derivative Instruments	$0	$(51)	$0	$(51)

Totals	$40,407	$1,384,838	$9,103	$1,434,848

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025	$17,281	$16,947
0.125% due 04/15/2026	56,687	55,119
0.125% due 07/15/2026	15,114	14,735
0.125% due 10/15/2026	17,434	16,955
0.125% due 04/15/2027	5,759	5,545
0.125% due 01/15/2030	40,669	37,958
0.125% due 07/15/2030	13,399	12,464
0.125% due 01/15/2032	2,576	2,329
0.250% due 07/15/2029	5,710	5,420
0.375% due 07/15/2025	25,314	24,954
0.375% due 01/15/2027	35,311	34,313
0.375% due 07/15/2027	15,728	15,297
0.500% due 01/15/2028	36,746	35,587
0.625% due 01/15/2026	58,627	57,509
0.750% due 07/15/2028	17,555	17,170
0.875% due 01/15/2029	21,805	21,293
1.125% due 01/15/2033	1,911	1,845
1.250% due 04/15/2028	13,207	13,086
1.625% due 10/15/2027	18,586	18,712
1.750% due 01/15/2028	20,584	20,756
1.750% due 01/15/2034	2,768	2,800
1.875% due 07/15/2034	2,624	2,689
2.125% due 04/15/2029	20,981	21,570
2.375% due 10/15/2028	4,495	4,669
2.500% due 01/15/2029	17,263	18,009

Total U.S. Treasury Obligations (Cost $489,671)		477,731

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
5.266% due 10/01/2024 (a)(b)	100	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Securities (Cost $489,771)		477,831

Total Investments 99.7% (Cost $489,771)		$477,831
Other Assets and Liabilities, net 0.3%		1,289

Net Assets 100.0%		$479,120

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a yield to maturity.
(c)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$477,731	$0	$477,731
Short-Term Instruments
U.S. Treasury Bills	0	100	0	100

Total Investments	$0	$477,831	$0	$477,831

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$35,563	$22,487
0.125% due 02/15/2052	32,326	20,136
0.250% due 02/15/2050	48,220	32,049
0.625% due 02/15/2043	93,672	75,273
0.750% due 02/15/2042	89,264	74,482
0.750% due 02/15/2045	99,964	79,996
0.875% due 02/15/2047	88,257	70,951
1.000% due 02/15/2046	89,079	74,309
1.000% due 02/15/2048	82,878	68,174
1.000% due 02/15/2049	56,203	45,903
1.375% due 02/15/2044	103,648	94,633
1.500% due 02/15/2053	15,114	13,679
2.125% due 02/15/2040	11,394	11,901
2.125% due 02/15/2041	59,007	61,800
2.125% due 02/15/2054	12,622	13,138

Total U.S. Treasury Obligations (Cost $992,681)		758,911

Total Investments in Securities (Cost $992,681)		758,911

Total Investments 99.8% (Cost $992,681)		$758,911
Other Assets and Liabilities, net 0.2%		1,195

Net Assets 100.0%		$760,106

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$758,911	$0	$758,911

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2049	$641	$228
0.000% due 05/15/2049	3,773	1,329
0.000% due 08/15/2049	261,951	91,440
0.000% due 11/15/2049	264,726	91,578
0.000% due 02/15/2050	253,434	86,902
0.000% due 05/15/2050	266,440	91,058
0.000% due 08/15/2050	236,482	79,661
0.000% due 11/15/2050	236,818	79,010
0.000% due 02/15/2051	270,489	89,601
0.000% due 05/15/2051	253,121	83,366
0.000% due 08/15/2051	242,261	78,958
0.000% due 11/15/2051	253,025	81,778
0.000% due 02/15/2052	268,488	85,961
0.000% due 05/15/2052	264,371	84,202
0.000% due 08/15/2052	294,706	93,245
0.000% due 11/15/2052	293,378	93,871
0.000% due 02/15/2053	301,647	94,910
0.000% due 05/15/2053	322,167	100,751
0.000% due 08/15/2053	323,268	101,130
0.000% due 11/15/2053	273,638	85,856
0.000% due 02/15/2054	196,256	60,600
0.000% due 05/15/2054	153,491	47,266

Total U.S. Treasury Obligations (Cost $1,835,924)		1,702,701

Total Investments in Securities (Cost $1,835,924)		1,702,701

Total Investments 99.7% (Cost $1,835,924)		$1,702,701
Other Assets and Liabilities, net 0.3%		5,667

Net Assets 100.0%		$1,708,368

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,702,701	$0	$1,702,701

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Airlines, Inc. 10.294% due 04/20/2028	$2,775	$2,857
Avolon TLB Borrower 1 U.S. LLC 6.961% due 06/22/2028	1,264	1,268
Broadcom, Inc. 5.980% due 08/14/2026 «	8,700	8,678
Castlelake LP 2.950% due 05/13/2031 «	4,946	4,688
SkyMiles IP Ltd. 9.032% due 10/20/2027	1,953	1,992
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	596	560

Total Loan Participations and Assignments (Cost $20,223)		20,043

CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 16.5%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,622
3.000% due 10/29/2028	2,684	2,536
3.875% due 01/23/2028	2,100	2,065
5.100% due 01/19/2029	2,700	2,761
Aircastle Ltd.
4.250% due 06/15/2026	800	795
5.950% due 02/15/2029	5,000	5,182
Ally Financial, Inc.
6.184% due 07/26/2035 •	1,250	1,280
6.848% due 01/03/2030 •	3,100	3,275
American Assets Trust LP
3.375% due 02/01/2031	2,800	2,436
6.150% due 10/01/2034	3,950	3,997
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,877
American National Group, Inc. 5.750% due 10/01/2029 (c)	3,600	3,623
American Tower Corp.
3.650% due 03/15/2027	3,000	2,955
5.800% due 11/15/2028	1,600	1,682
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	5,900	5,922
Antares Holdings LP
3.750% due 07/15/2027	3,700	3,512
3.950% due 07/15/2026	1,000	973
6.500% due 02/08/2029	1,000	1,016
Ares Capital Corp.
3.250% due 07/15/2025	1,800	1,774
5.875% due 03/01/2029	3,000	3,073
Ares Management Corp. 6.375% due 11/10/2028	6,000	6,456
Ares Strategic Income Fund 5.600% due 02/15/2030 (c)	5,000	4,963
Athene Global Funding
5.516% due 03/25/2027	2,000	2,048
5.684% due 02/23/2026	7,800	7,917
Aviation Capital Group LLC 6.750% due 10/25/2028	5,000	5,344
Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	1,800	1,782
5.750% due 03/01/2029	3,000	3,094
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	6,000	6,240
Banco Santander SA 2.958% due 03/25/2031	2,200	1,998
Bank of America Corp.
4.948% due 07/22/2028 •	4,000	4,071
5.202% due 04/25/2029 •	8,400	8,639
5.288% due 04/25/2034 •	7,000	7,280
5.872% due 09/15/2034 •	15,000	16,190
6.204% due 11/10/2028 •	1,800	1,900
Barclays PLC
5.690% due 03/12/2030 •	7,500	7,803

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

7.385% due 11/02/2028 •	7,000	7,562
7.437% due 11/02/2033 •	5,000	5,774
BGC Group, Inc.
3.750% due 10/01/2024	3,300	3,300
6.600% due 06/10/2029	2,800	2,898
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	3,000	2,724
Blue Owl Capital Corp.
4.000% due 03/30/2025	1,700	1,688
5.950% due 03/15/2029	2,000	2,044
Blue Owl Finance LLC
3.125% due 06/10/2031	1,300	1,140
4.375% due 02/15/2032	2,000	1,849
Blue Ridge Re Ltd.
9.796% (T-BILL 3MO + 5.250%) due 01/08/2031 ~	2,000	2,048
12.546% (T-BILL 1MO + 8.000%) due 01/08/2031 ~	2,000	2,061
BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,974
2.159% due 09/15/2029 •	800	729
2.591% due 01/20/2028 •	7,500	7,200
4.500% due 02/25/2030 •(h)(j)	200	173
4.625% due 02/25/2031 •(h)(j)	2,000	1,747
5.894% due 12/05/2034 •	3,100	3,348
BPCE SA
5.716% due 01/18/2030 •	5,000	5,166
5.975% due 01/18/2027 •	4,000	4,061
Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	287
8.300% due 03/15/2028	100	108
Brixmor Operating Partnership LP 4.050% due 07/01/2030	2,000	1,946
Brookfield Finance, Inc. 6.350% due 01/05/2034	5,500	6,055
CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,986
6.037% due 06/15/2035 •	800	851
Cantor Fitzgerald LP 7.200% due 12/12/2028	6,500	6,901
Cape Lookout Re Ltd. 12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~	2,100	2,146
Capital One Financial Corp. 7.149% due 10/29/2027 •	2,000	2,108
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	1,500	1,438
CI Financial Corp. 3.200% due 12/17/2030	1,000	848
Citigroup, Inc.
2.572% due 06/03/2031 •	10,000	9,002
2.976% due 11/05/2030 •	4,700	4,376
3.785% due 03/17/2033 •	4,500	4,218
4.075% due 04/23/2029 •	3,000	2,971
6.270% due 11/17/2033 •	7,000	7,692
CNO Global Funding 4.950% due 09/09/2029	3,700	3,716
Constellation Insurance, Inc. 6.800% due 01/24/2030	3,300	3,323
Corebridge Financial, Inc. 5.750% due 01/15/2034	2,000	2,109
Credit Suisse AG AT1 Claim	8,900	1,137
Crown Castle, Inc.
3.100% due 11/15/2029	2,200	2,060
5.200% due 09/01/2034	6,200	6,283
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,282
2.552% due 01/07/2028 •	6,500	6,197
3.961% due 11/26/2025 •	2,300	2,294
5.706% due 02/08/2028 •	1,500	1,533
6.720% due 01/18/2029 •	2,500	2,647
6.819% due 11/20/2029 •	1,500	1,615
Discover Financial Services 7.964% due 11/02/2034 •	2,000	2,351
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,611
Equitable Holdings, Inc. 5.594% due 01/11/2033	1,000	1,048
Essex Portfolio LP 5.500% due 04/01/2034	1,500	1,560
Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,550
5.900% due 01/15/2031	2,100	2,229
Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	2,073
6.350% due 03/22/2054	2,000	2,140
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	1,647

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Fidelity National Financial, Inc. 3.400% due 06/15/2030	1,800	1,678
First American Financial Corp.
2.400% due 08/15/2031	1,500	1,261
4.000% due 05/15/2030	1,000	951
5.450% due 09/30/2034	1,300	1,295
Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,989
5.800% due 03/08/2029	4,400	4,474
6.050% due 03/05/2031	5,000	5,134
6.798% due 11/07/2028	10,000	10,562
6.950% due 03/06/2026	1,500	1,536
FS KKR Capital Corp.
1.650% due 10/12/2024	1,000	998
3.400% due 01/15/2026	1,900	1,853
6.875% due 08/15/2029	3,800	3,958
7.875% due 01/15/2029	1,500	1,614
GA Global Funding Trust
2.250% due 01/06/2027	4,500	4,287
3.850% due 04/11/2025	1,000	994
5.500% due 01/08/2029	3,000	3,113
Global Atlantic Fin Co. 4.400% due 10/15/2029	3,000	2,892
GLP Capital LP
3.250% due 01/15/2032	1,500	1,328
4.000% due 01/15/2030	2,100	2,007
5.300% due 01/15/2029	600	611
5.375% due 04/15/2026	600	603
5.625% due 09/15/2034	1,500	1,533
5.750% due 06/01/2028	3,000	3,082
6.250% due 09/15/2054	2,000	2,115
6.750% due 12/01/2033	1,500	1,657
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •	10,600	9,316
3.102% due 02/24/2033 •	10,000	9,000
4.482% due 08/23/2028 •	10,000	10,055
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,067
Golub Capital BDC, Inc. 6.000% due 07/15/2029	6,000	6,101
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	1,500	1,462
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	2,000	1,937
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034	2,500	2,560
Healthcare Realty Holdings LP 3.750% due 07/01/2027	4,600	4,506
Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,761
5.500% due 04/15/2035	4,850	4,922
HSBC Holdings PLC
2.848% due 06/04/2031 •	7,000	6,374
4.755% due 06/09/2028 •	2,500	2,518
5.402% due 08/11/2033 •	4,200	4,352
5.546% due 03/04/2030 •	4,000	4,159
5.719% due 03/04/2035 •	4,000	4,252
6.254% due 03/09/2034 •	7,000	7,650
ING Groep NV
3.875% due 05/16/2027 •(h)(j)	600	542
4.250% due 05/16/2031 •(h)(j)	600	502
5.335% due 03/19/2030 •	10,000	10,354
Integrity Re Ltd. 21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~	2,000	2,122
Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,000	988
5.450% due 08/15/2030	5,000	5,214
Jane Street Group 7.125% due 04/30/2031	1,500	1,591
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	3,600	3,906
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	2,500	2,251
4.565% due 06/14/2030 •	12,000	12,111
5.350% due 06/01/2034 •	17,500	18,322
5.766% due 04/22/2035 •	9,000	9,702
Kilroy Realty LP 3.050% due 02/15/2030	2,000	1,789
Kizuna RE Pte Ltd. 7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	603	613
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,942
KKR Group Finance Co. LLC 4.850% due 05/17/2032	1,500	1,517
Lazard Group LLC 6.000% due 03/15/2031	1,500	1,582

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		4,000	3,785
4.300% due 02/01/2061		4,800	3,229
Lloyds Banking Group PLC
4.976% due 08/11/2033 •(m)		8,500	8,589
5.871% due 03/06/2029 •		5,000	5,217
7.500% due 09/27/2025 •(h)(j)		5,000	5,058
Low Income Investment Fund 3.711% due 07/01/2029		2,500	2,322
LPL Holdings, Inc. 6.750% due 11/17/2028		5,000	5,379
Lseg U.S. Fin Corp. 5.297% due 03/28/2034		1,500	1,572
LXP Industrial Trust 2.375% due 10/01/2031		3,500	2,933
Main Street Capital Corp. 6.950% due 03/01/2029		3,100	3,236
Maple Grove Funding Trust 4.161% due 08/15/2051		5,500	3,976
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		3,250	3,003
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029		1,500	1,430
5.354% due 09/13/2028 •		2,500	2,575
MMcapS Funding Ltd. 5.210% (TSFR3M + 0.552%) due 12/26/2039 ~		518	500
Morgan Stanley
0.000% due 04/02/2032 þ(k)		9,000	6,086
2.511% due 10/20/2032 •		1,700	1,484
3.622% due 04/01/2031 •		3,000	2,881
5.164% due 04/20/2029 •		2,000	2,056
5.173% due 01/16/2030 •		3,000	3,093
6.296% due 10/18/2028 •		19,500	20,620
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032		1,500	1,568
NatWest Group PLC
4.600% due 06/28/2031 •(h)(j)		200	172
4.964% due 08/15/2030 •		8,800	8,939
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,220
5.300% due 09/13/2027		1,400	1,398
NMI Holdings, Inc. 6.000% due 08/15/2029		4,500	4,627
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,858
5.842% due 01/18/2028		1,500	1,559
6.070% due 07/12/2028		3,100	3,266
Nordea Bank Abp
3.750% due 03/01/2029 •(h)(j)		5,000	4,480
6.625% due 03/26/2026 •(h)(j)		5,600	5,682
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,300	1,321
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		3,350	3,345
Pacific Life Insurance Co. 9.250% due 06/15/2039		5,000	7,028
Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		600	600
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,377
Preferred Term Securities Ltd. 5.508% (TSFR3M + 0.562%) due 03/22/2037 ~		1,529	1,391
Prologis LP 5.000% due 01/31/2035		2,500	2,561
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		4,400	4,534
Prudential Financial, Inc. 6.500% due 03/15/2054 •		2,800	3,000
Quercus Re DAC 11.674% due 01/06/2031 ~	EUR	250	276
Realty Income Corp.
3.250% due 01/15/2031		$2,100	1,960
4.450% due 09/15/2026		700	701
Sammons Financial Group, Inc. 6.875% due 04/15/2034		6,500	6,959
Santander Holdings USA, Inc.
6.499% due 03/09/2029 •		1,700	1,781
6.565% due 06/12/2029 •		3,000	3,154
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,000	1,956
6.534% due 01/10/2029 •		8,000	8,479
6.833% due 11/21/2026 •		3,000	3,064
Sixth Street Lending Partners 5.750% due 01/15/2030		3,000	2,991
Societe Generale SA 6.446% due 01/10/2029 •		3,300	3,447

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,149
5.766% due 01/13/2033		3,000	3,228
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	620
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	309
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	257
Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,546
6.950% due 01/30/2044		300	276
UBS AG 5.000% due 07/09/2027		3,500	3,578
UBS Group AG
5.125% due 07/29/2026 •(h)(j)		800	787
6.301% due 09/22/2034 •		13,000	14,274
6.373% due 07/15/2026 •		1,600	1,618
7.000% due 02/19/2025 •(h)(j)		200	201
Ventas Realty LP 5.000% due 01/15/2035		2,500	2,505
VICI Properties LP
3.750% due 02/15/2027		100	98
4.125% due 08/15/2030		500	475
5.750% due 02/01/2027		280	285
5.750% due 04/01/2034		1,000	1,048
6.125% due 04/01/2054		1,000	1,049
Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	928
4.897% due 07/25/2033 •		21,000	21,248
5.557% due 07/25/2034 •		17,000	17,843
Windmill Re DAC 8.935% due 07/05/2028 ~	EUR	250	276
Winston RE Ltd. 16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,000	4,206

			817,992

INDUSTRIALS 5.6%
Air Canada 3.875% due 08/15/2026		1,000	975
Air Canada Pass-Through Trust
3.300% due 07/15/2031		624	584
5.250% due 10/01/2030		1,718	1,723
American Airlines Pass-Through Trust
3.375% due 11/01/2028		7,452	7,085
3.700% due 04/01/2028		1,566	1,516
4.000% due 01/15/2027		1,960	1,931
American Airlines, Inc.
5.500% due 04/20/2026		525	524
5.750% due 04/20/2029		1,400	1,399
Ashtead Capital, Inc.
4.250% due 11/01/2029		2,000	1,947
5.800% due 04/15/2034		3,000	3,137
Bacardi Ltd. 5.150% due 05/15/2038		1,200	1,171
BAT International Finance PLC 5.931% due 02/02/2029		1,000	1,057
Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	395
6.375% due 11/21/2030		1,000	1,071
6.500% due 11/21/2033		2,050	2,220
6.875% due 11/21/2053		1,500	1,683
Boeing Co.
3.625% due 02/01/2031		3,000	2,749
6.259% due 05/01/2027		1,300	1,343
6.298% due 05/01/2029		1,700	1,789
6.388% due 05/01/2031		1,300	1,383
6.528% due 05/01/2034		1,100	1,181
6.858% due 05/01/2054		1,800	1,977
7.008% due 05/01/2064		1,000	1,103
Bowdoin College 4.693% due 07/01/2112		3,400	2,972
Broadcom, Inc.
2.450% due 02/15/2031		10,000	8,865
3.469% due 04/15/2034		500	450
4.000% due 04/15/2029		2,000	1,971
4.150% due 04/15/2032		2,000	1,941
4.926% due 05/15/2037		2,000	1,999
California Institute of Technology 4.283% due 09/01/2116		3,000	2,478
CDW LLC
5.100% due 03/01/2030		1,700	1,724
5.550% due 08/22/2034		900	922
Centene Corp. 3.000% due 10/15/2030		1,500	1,344
Charter Communications Operating LLC
2.800% due 04/01/2031		2,100	1,798

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.050% due 03/30/2029	2,000	1,990
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,000	1,790
Cheniere Energy, Inc. 5.650% due 04/15/2034	3,000	3,106
Choice Hotels International, Inc.
3.700% due 12/01/2029	3,700	3,514
3.700% due 01/15/2031	2,000	1,851
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,176
Dell International LLC
5.300% due 10/01/2029	4,400	4,584
5.750% due 02/01/2033	1,500	1,610
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,065	997
Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,217
4.500% due 10/20/2025	1,250	1,243
4.750% due 10/20/2028	2,000	1,998
Discovery Communications LLC 4.000% due 09/15/2055	300	201
DR Horton, Inc. 5.000% due 10/15/2034	7,500	7,608
El Paso Natural Gas Co. LLC 3.500% due 02/15/2032	1,500	1,336
Enbridge, Inc. 6.200% due 11/15/2030	2,150	2,342
Energy Transfer LP
5.250% due 07/01/2029	11,500	11,853
5.550% due 02/15/2028	2,500	2,586
6.000% due 06/15/2048	5,000	5,122
Essent Group Ltd. 6.250% due 07/01/2029	2,200	2,296
Expedia Group, Inc. 3.250% due 02/15/2030 (m)	2,200	2,075
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,865
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,060
3.600% due 06/01/2029	2,000	1,932
4.300% due 01/15/2029	600	597
Flex Intermediate Holdco LLC 4.317% due 12/30/2039	2,700	2,161
Flex Ltd. 4.875% due 06/15/2029	2,000	2,002
GE Capital Funding LLC 4.550% due 05/15/2032	1,500	1,503
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	1,500	1,468
General Electric Co. 4.250% due 05/01/2040	3,000	2,677
Georgetown University 5.215% due 10/01/2118	6,560	6,486
Global Payments, Inc. 5.400% due 08/15/2032	5,100	5,238
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,383
6.103% due 08/23/2042	1,400	1,451
HCA, Inc.
3.625% due 03/15/2032	3,000	2,775
5.450% due 09/15/2034	2,250	2,316
Imperial Brands Finance PLC
3.500% due 07/26/2026	2,000	1,962
6.125% due 07/27/2027	3,000	3,121
Kraft Heinz Foods Co. 4.375% due 06/01/2046	4,000	3,543
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,078
Micron Technology, Inc. 5.375% due 04/15/2028	1,900	1,958
MPLX LP 4.250% due 12/01/2027	2,000	1,993
MSCI, Inc. 3.875% due 02/15/2031	100	95
National Fuel Gas Co. 5.500% due 10/01/2026	1,500	1,532
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,783
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,438
NXP BV 5.000% due 01/15/2033	900	911
Occidental Petroleum Corp.
5.200% due 08/01/2029	1,200	1,221
6.125% due 01/01/2031	5,000	5,280

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Oracle Corp. 4.900% due 02/06/2033	1,000	1,019
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,206
Petroleos Mexicanos
6.490% due 01/23/2027	311	306
6.700% due 02/16/2032	4,600	4,127
Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,842
5.250% due 08/09/2034	3,100	3,171
Smith & Nephew PLC 5.400% due 03/20/2034	7,000	7,283
South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	1,500	1,512
5.026% due 10/01/2029	1,900	1,906
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	519	480
4.100% due 10/01/2029	485	455
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	2,206
Targa Resources Corp.
5.500% due 02/15/2035	1,150	1,185
6.125% due 03/15/2033	3,000	3,222
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	2,000	1,832
Time Warner Cable LLC
6.550% due 05/01/2037	600	594
7.300% due 07/01/2038	2,500	2,627
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	1,841	1,788
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	2,160	2,133
United Airlines Pass-Through Trust
2.700% due 11/01/2033	323	289
3.100% due 01/07/2030	883	838
3.450% due 01/07/2030	2,649	2,468
4.550% due 02/25/2033	1,841	1,714
5.450% due 08/15/2038	2,000	2,089
5.875% due 04/15/2029	1,408	1,439
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,348
4.625% due 04/15/2029	2,500	2,417
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,475
VMware, Inc. 2.200% due 08/15/2031	2,000	1,718
Wesleyan University 4.781% due 07/01/2116	3,248	2,941
Western Midstream Operating LP 5.450% due 11/15/2034	1,700	1,705
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,171
5.611% due 03/11/2034	2,000	2,115
Woodside Finance Ltd. 5.100% due 09/12/2034	13,550	13,465

		278,817

UTILITIES 1.8%
Electricite de France SA
5.950% due 04/22/2034	4,000	4,261
6.000% due 04/22/2064	4,000	4,065
Enel Finance International NV 7.500% due 10/14/2032	2,000	2,332
Eversource Energy 5.950% due 02/01/2029	4,400	4,659
NGPL PipeCo LLC 3.250% due 07/15/2031	1,500	1,335
NiSource, Inc. 1.700% due 02/15/2031	6,100	5,153
ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,994
4.750% due 10/15/2031	3,200	3,201
5.050% due 11/01/2034	3,300	3,287
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,104
4.950% due 07/01/2050	6,700	6,097
5.550% due 05/15/2029	3,000	3,117
5.800% due 05/15/2034	3,000	3,172
5.900% due 06/15/2032	1,500	1,588
6.150% due 01/15/2033	2,200	2,363
6.950% due 03/15/2034	2,000	2,275
PPL Capital Funding, Inc. 5.250% due 09/01/2034	2,000	2,061
Puget Energy, Inc. 4.224% due 03/15/2032	3,000	2,824

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	15,581
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,725
Verizon Communications, Inc.
2.355% due 03/15/2032	7,000	6,033
5.050% due 05/09/2033	3,000	3,097
Vistra Operations Co. LLC 6.950% due 10/15/2033	5,000	5,641

		88,965

Total Corporate Bonds & Notes (Cost $1,160,910)		1,185,774

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,836
3.714% due 06/01/2041	7,000	5,581

		8,417

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	5,343	5,874

MINNESOTA 0.2%
Minnesota Housing Finance Agency Revenue Bonds, Series 2024
5.301% due 01/01/2029	6,945	7,128
5.532% due 01/01/2034	5,000	5,224

		12,352

NEW YORK 0.0%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	524

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,615

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,225	4,138

Total Municipal Bonds & Notes (Cost $35,041)		34,920

U.S. GOVERNMENT AGENCIES 63.7%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	67	57
0.000% due 05/25/2042 •	134	111
0.605% due 09/25/2042 •(a)	19,165	3,140
1.025% due 04/25/2040 •(a)	31	2
1.805% due 05/25/2036 •(a)	609	66
3.000% due 03/25/2033 - 02/25/2043	1	1
3.500% due 06/25/2042	462	441
3.528% due 01/25/2036 •	67	67
4.000% due 10/01/2026 - 07/01/2044	662	653
4.500% due 10/01/2035 - 06/01/2051	819	805
5.000% due 05/01/2034 - 11/01/2039	820	830
5.500% due 12/01/2031 - 04/01/2039	478	483
6.000% due 05/25/2031 - 09/01/2037	434	445
6.030% due 11/01/2035 •	2	2
6.500% due 01/01/2036 - 05/01/2038	42	45
6.770% due 12/01/2028 •	110	109
7.000% due 04/01/2037 - 03/01/2038	38	39
7.195% due 04/01/2036 •	4	4
7.343% due 09/01/2034 •	18	19
7.500% due 10/01/2037	55	59
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	291	269
0.000% due 12/15/2040 - 11/15/2048 •(a)	18,107	1,085
0.000% due 05/15/2041 - 06/15/2042 •	688	576
0.711% due 06/15/2040 ~(a)	6,239	467
3.000% due 01/01/2043 - 04/01/2043	3	3
3.500% due 12/15/2028 (a)	201	3
3.500% due 10/01/2033 - 03/01/2042	96	95
4.000% due 09/01/2033 - 06/01/2049	6,365	6,249
4.500% due 02/01/2034 - 11/01/2044	2,980	3,000
4.657% due 05/15/2033 •	21	23
5.000% due 05/15/2033 - 07/15/2041	304	310
5.250% due 04/15/2033	18	19

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.500% due 08/01/2025 - 10/01/2037	600	609
6.000% due 12/01/2034 - 08/01/2037	77	79
6.500% due 01/01/2037 - 07/01/2037	17	18
7.356% due 12/01/2031 •	34	35
7.480% due 07/01/2036 •	2	2
9.500% due 01/01/2025	1	1
Ginnie Mae
2.000% due 08/20/2030	567	543
3.000% due 08/20/2026 - 07/15/2029	9,676	9,543
3.500% due 12/20/2040 - 03/20/2047	7,741	7,342
4.000% due 09/20/2040 - 06/15/2047	12,183	11,961
4.500% due 08/20/2038 - 02/20/2047	1,320	1,312
4.750% due 01/20/2035	51	51
5.000% due 03/20/2034 - 04/20/2040	264	265
5.500% due 04/16/2034 - 11/20/2038	27	28
6.000% due 08/20/2038 - 02/20/2039	50	51
6.500% due 12/20/2038	24	24
Ginnie Mae, TBA
2.500% due 10/01/2054	95,000	83,737
3.000% due 10/01/2054 - 11/01/2054	132,000	120,389
3.500% due 10/01/2054 - 11/01/2054	102,800	96,630
Tennessee Valley Authority 4.250% due 09/15/2065	10,000	9,195
Tennessee Valley Authority STRIPS 0.000% due 06/15/2038 (e)	2,500	1,332
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	34,462	32,767
4.000% due 10/01/2025 - 05/01/2054	159,057	153,067
4.500% due 06/01/2039 - 11/01/2053	292,084	287,380
5.000% due 09/01/2052 - 10/01/2053	348,874	349,411
5.500% due 07/01/2053 - 04/01/2054	287,121	290,567
6.000% due 11/01/2053 - 09/01/2054	464,341	474,736
6.500% due 10/01/2053 - 02/01/2054	129,133	133,286
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2054	53,678	46,394
3.000% due 10/01/2054 - 11/01/2054	246,066	221,125
3.500% due 10/01/2054 - 11/01/2054	66,200	61,703
4.000% due 11/01/2054	178,800	171,873
4.500% due 11/01/2054	54,900	53,998
5.000% due 11/01/2054	133,800	133,743
5.500% due 11/01/2054	105,600	106,831
6.000% due 10/01/2054	99,000	101,196
6.500% due 10/01/2054	180,000	185,589

Total U.S. Government Agencies (Cost $3,126,121)		3,166,290

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds
2.375% due 02/15/2042 (o)	150,000	116,883
3.875% due 02/15/2043 (o)	318,300	307,160
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (o)	4,262	4,186
0.125% due 10/15/2025 (o)	7,516	7,370
0.375% due 07/15/2025 (o)	34,484	33,993
1.750% due 01/15/2034	154,711	156,510

Total U.S. Treasury Obligations (Cost $574,736)		626,102

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
AG Trust 7.112% due 07/15/2041 •	6,900	6,916
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	862	803
American Home Mortgage Investment Trust 5.329% due 12/25/2046 •	2,863	2,365
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «	12,600	9,763
Banc of America Funding Trust 5.372% due 08/27/2036 ~	6,329	6,003
BANK5
5.769% due 06/15/2057	2,200	2,304
5.788% due 06/15/2057	4,300	4,482
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	994
BCAP LLC Trust 5.269% due 05/25/2047 •	1,444	1,392
Bear Stearns ALT-A Trust 5.609% due 04/25/2034 •	7	7
Benchmark Mortgage Trust 6.841% due 11/15/2056 ~	6,700	7,217
BMO Mortgage Trust
5.462% due 02/15/2057	2,000	2,068
5.857% due 02/15/2057	2,000	2,108
BWAY Mortgage Trust 6.461% due 09/15/2036 •	5,000	4,767

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

BX Trust
5.941% due 10/15/2036 •	1,485	1,475
6.109% due 02/15/2039 •	5,998	5,968
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,856	3,523
3.250% due 09/25/2063 ~	2,793	2,550
6.580% due 06/25/2055 •	5,468	5,452
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,452	1,516
ChaseFlex Trust 6.500% due 02/25/2037	3,862	1,402
CIM Trust 5.500% due 08/25/2064 ~	11,737	11,884
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	8,100	7,982
Citigroup Mortgage Loan Trust
5.289% due 09/25/2036 •	426	398
5.500% due 08/25/2034	970	969
5.769% due 08/25/2035 •	194	183
COLT Mortgage Loan Trust 6.467% due 08/25/2067 þ	1,599	1,611
Commercial Mortgage Trust
3.140% due 10/10/2036	1,840	1,630
6.511% due 12/15/2038 •	5,261	5,030
Countrywide Alternative Loan Trust
5.219% due 06/25/2037 •	492	406
5.329% due 05/25/2047 •	136	129
5.500% due 07/25/2035	998	722
5.500% due 08/25/2035	276	239
5.500% due 12/25/2035	665	467
5.500% due 02/25/2036	1,258	1,021
5.715% due 12/20/2035 •	2,849	2,625
5.750% due 05/25/2036	356	139
6.000% due 04/25/2037	2,705	2,313
6.250% due 08/25/2036	309	180
Countrywide Home Loan Mortgage Pass-Through Trust
4.691% due 02/20/2036 ~	446	390
4.746% due 11/25/2037 ~	2,036	1,918
4.936% due 03/20/2036 ~	453	414
5.509% due 03/25/2035 •	55	51
Countrywide Home Loan Reperforming REMIC Trust 5.309% due 01/25/2036 •	906	842
Credit Suisse First Boston Mortgage Securities Corp.
5.619% due 11/25/2031 •	25	14
5.949% due 11/25/2034 ~	16	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~	2,820	2,813
2.436% due 02/25/2061 ~	1,550	1,543
4.074% due 12/27/2060 ~	1,900	1,894
5.500% due 03/25/2037	694	335
6.000% due 07/25/2037	316	276
6.421% due 10/25/2037 ~	2,846	1,719
6.611% due 07/15/2038 •	1,000	908
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.449% due 01/25/2047 •	3,520	2,915
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	119	107
5.665% due 02/25/2036 ~	1,101	996
EQUS Mortgage Trust 5.966% due 10/15/2038 •	4,700	4,665
Great Hall Mortgages PLC 5.305% due 06/18/2039 •	204	203
GS Mortgage Securities Corp. Trust
6.344% due 07/15/2035 •	1,298	982
8.497% due 08/15/2039 •	2,300	2,306
GSMPS Mortgage Loan Trust 5.319% due 01/25/2036 •	1,731	1,382
GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~	6	5
4.609% due 01/25/2036 ~	852	754
6.000% due 03/25/2036	4,123	1,454
6.500% due 05/25/2036	577	214
7.343% due 09/25/2034 ~	93	94
HarborView Mortgage Loan Trust
5.459% due 01/19/2038 •	2,636	2,338
5.489% due 12/19/2036 •	2,070	1,594
5.619% due 03/19/2035 •	748	747
IndyMac INDX Mortgage Loan Trust 4.116% due 09/25/2036 ~	1,427	930
JP Morgan Alternative Loan Trust 5.648% due 12/25/2035 ~	434	313
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	1,966
2.812% due 01/16/2037	100	89
3.648% due 12/15/2049 ~	3,700	3,589
5.693% due 04/15/2037 •	1,953	1,901

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.363% due 07/05/2033 •	1,777	1,677
7.235% due 10/05/2040	2,000	2,148
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	5,199	5,101
5.203% due 02/25/2036 ~	643	464
5.546% due 07/25/2035 ~	11	11
6.000% due 08/25/2037	781	367
6.500% due 01/25/2036	4,908	2,549
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,797
Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ	1,787	1,775
4.750% due 07/25/2061 þ	1,078	1,071
4.875% due 10/25/2068 þ	2,470	2,479
4.892% due 10/25/2066 þ	1,405	1,406
4.991% due 09/25/2060 ~	149	150
Lehman XS Trust
5.329% due 12/25/2036 •	2,109	2,009
5.349% due 11/25/2046 •	2,546	2,256
6.123% due 11/25/2035 •	7	7
Lux Trust 7.787% due 08/15/2040 •	3,200	3,221
MASTR Adjustable Rate Mortgages Trust
4.343% due 04/25/2034 ~	147	127
6.662% due 12/25/2035 •	2,837	2,729
Merrill Lynch Mortgage Investors Trust
5.529% due 07/25/2029 •	33	32
6.075% due 05/25/2029 ~	8	7
MFA Trust
1.014% due 01/26/2065 ~	1,477	1,375
1.324% due 01/26/2065 ~	402	375
1.381% due 04/25/2065 ~	2,115	2,013
1.632% due 01/26/2065 ~	773	724
1.638% due 04/25/2065 ~	874	830
6.775% due 10/25/2058 þ	1,112	1,135
MHC Trust 6.012% due 04/15/2038 •	4,928	4,909
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,957	1,901
2.750% due 08/25/2059 ~	545	527
MKT Mortgage Trust 2.694% due 02/12/2040	5,000	4,301
Morgan Stanley Capital Trust 3.912% due 09/09/2032	2,100	1,841
Morgan Stanley Mortgage Loan Trust 6.940% due 06/25/2036 ~	2,096	2,066
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	3,260	2,754
6.311% due 08/15/2038 •	900	850
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	7,489	7,630
New York Mortgage Trust 4.670% due 08/25/2061 þ	2,816	2,795
NLT Trust 3.200% due 10/25/2062 ~	3,055	2,782
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.469% due 06/25/2037 •	5,139	4,136
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,780	769
OBX Trust
6.120% due 11/25/2062 ~	4,956	4,995
6.129% due 12/25/2063 þ	6,435	6,543
6.567% due 06/25/2063 þ	3,038	3,089
7.159% due 10/25/2063 þ	3,131	3,216
One New York Plaza Trust 6.161% due 01/15/2036 •	6,100	5,834
OPEN Trust 8.186% due 10/15/2028 •	7,091	7,175
PRET LLC 7.021% due 02/25/2054 þ	7,974	8,042
PRPM LLC 6.959% due 02/25/2029 þ	2,381	2,394
RBSGC Mortgage Pass-Through Loan Trust 5.349% due 12/25/2034 •	1,174	1,050
RCKT Mortgage Trust 6.147% due 06/25/2044 þ	4,244	4,316
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,175	928
6.000% due 12/25/2036	931	772
6.500% due 07/25/2037	2,009	1,657
Residential Asset Securitization Trust
5.500% due 08/25/2034	1,268	1,262
5.519% due 08/25/2033 •	18	16
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036	413	352

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Sequoia Mortgage Trust
5.775% due 07/20/2033 •	11	11
6.064% due 02/20/2035 •	268	253
SMRT Commercial Mortgage Trust 6.097% due 01/15/2039 •	2,350	2,331
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	743	693
1.439% due 11/25/2055 ~	422	402
1.593% due 11/25/2055 ~	545	519
Thornburg Mortgage Securities Trust
5.513% due 10/25/2046 •	708	668
5.789% due 06/25/2037 •	174	150
Towd Point Mortgage Trust 3.250% due 07/25/2058 ~	3,021	2,975
Verus Securitization Trust
1.824% due 11/25/2066 ~	2,572	2,350
4.035% due 03/25/2060 ~	71	71
4.889% due 03/25/2060 ~	300	301
6.443% due 08/25/2068 þ	3,714	3,776
6.665% due 09/25/2068 þ	5,843	5,962
6.876% due 11/25/2068 ~	2,596	2,663
WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~	2,235	1,940
4.531% due 07/25/2037 ~	1,877	1,709
6.623% due 10/25/2046 •	930	856
Washington Mutual Mortgage Pass-Through Certificates Trust
4.126% due 10/25/2036 þ	7,186	2,504
5.489% due 12/25/2035 •	6,130	5,300
6.093% due 05/25/2046 •	344	296
Wells Fargo Commercial Mortgage Trust 3.451% due 02/15/2048	3,500	3,474
Wells Fargo Mortgage-Backed Securities Trust
6.148% due 12/28/2037 ~	1,315	1,190
7.101% due 08/25/2036 ~	235	213
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	6,304
WSTN Trust 6.518% due 07/05/2037 ~	3,500	3,588

Total Non-Agency Mortgage-Backed Securities (Cost $356,575)		337,916

ASSET-BACKED SECURITIES 13.2%
522 Funding CLO Ltd. 6.584% due 10/20/2031 •	2,682	2,686
AASET Trust
2.798% due 01/15/2047	2,153	1,975
3.844% due 01/16/2038	1,299	938
ABFC Trust
5.249% due 10/25/2036 •	1,041	971
5.289% due 01/25/2037 •	1,756	994
5.449% due 09/25/2036 •	3,913	3,858
ACE Securities Corp. Home Equity Loan Trust 5.469% due 10/25/2036 •	4,329	1,662
ACHV ABS Trust 5.900% due 04/25/2031	266	268
ACREC Ltd. 6.279% due 10/16/2036 •	1,379	1,369
Aegis Asset-Backed Securities Trust 5.689% due 08/25/2035 •	101	99
AGL CLO Ltd. 6.744% due 07/20/2034 •	4,500	4,504
ALESCO Preferred Funding Ltd.
5.345% due 12/23/2036 •	198	196
5.765% due 09/23/2038 •	2,090	1,970
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.031% due 06/25/2033 •	3,707	3,434
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •	9,100	9,156
Apex Credit CLO Ltd. 7.082% due 04/20/2036 •	4,900	4,941
Apidos CLO 6.648% due 07/16/2031 •	2,644	2,647
APL Finance DAC 7.000% due 07/21/2031	5,382	5,430
Ares CLO Ltd. 6.606% due 04/17/2033 •	6,700	6,705
Argent Securities Trust 5.349% due 03/25/2036 •	3,191	2,941
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.429% due 01/25/2036 •	4,640	4,445
Ascent Education Funding Trust 6.140% due 10/25/2050	631	649
Asset-Backed Securities Corp. Home Equity Loan Trust
5.674% due 11/25/2035 •	1,479	1,468
5.779% due 06/25/2034 •	2,232	2,353
5.794% due 04/25/2034 •	646	657

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

8.436% due 08/15/2032 •	304	290
Atlas Senior Loan Fund Ltd.
6.698% due 01/16/2030 •	718	719
6.725% due 10/24/2031 •	3,051	3,054
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028	5,000	5,098
6.020% due 02/20/2030	7,500	7,909
Bain Capital Credit CLO Ltd. 1.000% due 07/16/2034 (c)	2,500	2,500
Ballyrock CLO Ltd. 6.674% due 07/20/2034 •	6,000	6,005
Bear Stearns Asset-Backed Securities Trust
5.429% due 11/25/2036 •	3,200	3,087
5.471% due 03/25/2034 •	1,827	1,876
6.017% due 12/25/2034 •	1,539	1,548
6.094% due 03/25/2035 •	178	178
Benefit Street Partners CLO Ltd. 6.632% due 04/20/2034 •	6,400	6,411
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •	8,300	8,351
BlueMountain CLO Ltd. 6.475% due 10/25/2030 •	3,334	3,337
BSPRT Issuer Ltd.
6.531% due 12/15/2038 •	3,923	3,918
7.393% due 07/15/2039 •	3,504	3,520
BXMT Ltd. 6.597% due 11/15/2037 •	5,368	5,286
Capital Automotive LLC 5.750% due 09/15/2053	4,800	4,862
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •	1,785	1,787
Carlyle U.S. CLO Ltd. 6.451% due 10/15/2031 •	2,963	2,965
Carrington Mortgage Loan Trust
5.129% due 10/25/2036 •	2,296	1,856
5.229% due 02/25/2037 •	3,671	3,476
6.019% due 05/25/2035 •	3,487	3,358
Carvana Auto Receivables Trust
5.900% due 08/10/2027	3,602	3,621
6.360% due 04/12/2027	1,084	1,087
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	290	271
CBAM Ltd. 6.567% due 04/17/2031 •	2,165	2,167
Chesapeake Funding LLC 6.112% due 05/15/2036 •	4,537	4,522
CIT Mortgage Loan Trust 6.469% due 10/25/2037 •	4,212	4,285
Citigroup Mortgage Loan Trust
4.285% due 05/25/2036 þ	4,070	1,527
5.229% due 03/25/2037 •	209	186
5.289% due 09/25/2036 •	1,063	817
5.644% due 10/25/2035 •	329	323
5.869% due 01/25/2036 •	1,780	1,757
Countrywide Asset-Backed Certificates Trust
5.169% due 06/25/2047 •	7,009	6,168
5.189% due 09/25/2037 •	1,335	1,399
5.249% due 06/25/2035 •	2,662	2,421
5.249% due 05/25/2037 •	2,497	2,365
5.429% due 04/25/2047 •	6,337	5,900
Daimler Trucks Retail Trust 5.390% due 01/15/2030	2,500	2,520
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •	8,900	8,952
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	600	559
Diamond Issuer 2.305% due 11/20/2051	1,800	1,680
Dryden Senior Loan Fund
6.429% due 10/19/2029 •	3,800	3,807
6.451% due 07/15/2030 •	4,034	4,038
6.543% due 04/15/2028 •	1,206	1,206
6.583% due 04/15/2029 •	3,452	3,454
ECMC Group Student Loan Trust 6.395% due 01/27/2070 •	2,605	2,600
Elmwood CLO Ltd. 6.916% due 01/17/2034 •	3,300	3,300
EMC Mortgage Loan Trust 6.069% due 08/25/2040 •	939	945
Enterprise Fleet Financing LLC 5.560% due 04/22/2030	1,639	1,655
FHF Trust 6.570% due 06/15/2028	508	516
First Franklin Mortgage Loan Trust
5.189% due 12/25/2037 •	2,112	2,031
5.289% due 10/25/2036 •	3,035	2,017

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.569% due 11/25/2035 •	191	188
5.794% due 05/25/2034 •	1,216	1,199
6.154% due 12/25/2034 •	1,475	1,474
6.394% due 10/25/2034 •	838	848
Fremont Home Loan Trust
5.839% due 11/25/2034 •	5,315	4,772
6.019% due 11/25/2034 •	347	327
Galaxy CLO Ltd. 6.533% due 10/15/2030 •	287	288
GLS Auto Receivables Issuer Trust 5.770% due 11/15/2028	3,000	3,059
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	3,600	3,804
GoldenTree Loan Management U.S. CLO Ltd. 6.433% due 04/24/2031 •	6,579	6,582
GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	513
5.870% due 06/25/2059	2,700	2,758
5.880% due 06/25/2059	2,100	2,124
GSAA Home Equity Trust 5.409% due 03/25/2047 •	2,770	983
GSAMP Trust
5.719% due 01/25/2034 •	778	768
5.749% due 07/25/2045 •	1,337	1,324
6.844% due 08/25/2034 •	4,885	4,536
Hertz Vehicle Financing LLC 1.990% due 06/25/2026	2,300	2,265
Home Equity Mortgage Loan Asset-Backed Trust
5.159% due 07/25/2037 •	7,585	3,102
5.209% due 11/25/2036 •	6,129	4,954
Home Partners of America Trust 2.200% due 01/17/2041	1,741	1,582
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	2,911	2,740
JP Morgan Mortgage Acquisition Corp. 5.554% due 05/25/2035 •	1,397	1,380
JP Morgan Mortgage Acquisition Trust
4.167% due 07/25/2036 •	1,510	1,430
5.539% due 07/25/2036 •	1,100	1,078
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,080	1,921
KKR CLO Ltd.
6.513% due 07/15/2030 •	3,932	3,935
6.714% due 07/20/2034 •	3,520	3,525
6.726% due 02/09/2035 •	6,200	6,206
KREF Ltd. 6.415% due 02/17/2039 •	1,400	1,399
LAD Auto Receivables Trust
6.100% due 12/15/2027	5,000	5,058
6.240% due 06/15/2028	5,000	5,126
LCCM Trust
6.411% due 12/13/2038 •	1,171	1,163
6.661% due 11/15/2038 •	2,233	2,217
LCM LP 6.544% due 07/20/2030 •	1,936	1,937
LCM Ltd. 6.382% due 07/20/2030 •	1,250	1,251
Lehman XS Trust
4.552% due 06/25/2036 þ	1,534	1,495
6.260% due 11/25/2035 þ	3,050	1,392
LoanCore Issuer Ltd. 6.511% due 11/15/2038 •	1,848	1,842
Long Beach Mortgage Loan Trust
6.019% due 06/25/2035 •	3,592	3,512
6.119% due 09/25/2034 •	705	725
Lunar Aircraft Ltd. 3.376% due 02/15/2045	1,526	1,464
Magnetite Ltd. 6.835% due 10/25/2033 •	8,400	8,404
Marble Point CLO Ltd.
6.482% due 01/20/2032 •	475	475
6.603% due 10/15/2030 •	956	957
Merrill Lynch Mortgage Investors Trust 4.010% due 02/25/2037 þ	11,971	1,454
METAL LLC 4.581% due 10/15/2042	2,391	1,573
MF1 LLC 6.702% due 03/19/2039 •	2,500	2,502
MF1 Ltd.
6.315% due 02/19/2037 •	11,236	11,195
6.897% due 12/15/2035 •	2,005	2,009
Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •	69	31
5.099% due 01/25/2037 •	1,673	758
5.109% due 05/25/2037 •	104	94
5.119% due 10/25/2036 •	277	150

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.189% due 11/25/2036 •	2,707	1,295
5.469% due 07/25/2036 •	1,437	539
5.469% due 08/25/2036 •	12,833	6,541
5.629% due 11/25/2035 •	4,398	4,263
5.749% due 01/25/2035 •	77	77
5.884% due 07/25/2034 •	606	635
6.219% due 07/25/2037 •	6,420	5,636
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	2,698	918
Mountain View CLO LLC 6.638% due 10/16/2029 •	330	331
Nassau Ltd. 6.813% due 01/15/2030 •	598	598
Navient Private Education Loan Trust 6.661% due 07/16/2040 •	715	717
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	783	734
1.330% due 04/15/2069	2,546	2,324
Navient Student Loan Trust 7.230% due 03/15/2072	1,600	1,723
Nelnet Student Loan Trust 6.640% due 02/20/2041	3,438	3,520
Neuberger Berman Loan Advisers CLO Ltd. 6.584% due 04/20/2031 •	3,168	3,170
New Century Home Equity Loan Trust 5.854% due 08/25/2034 •	624	638
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.734% due 05/25/2035 •	925	921
Ocean Trails Clo 0.000% due 10/15/2034 •(c)	2,000	2,000
Octagon Investment Partners Ltd. 6.432% due 10/20/2030 •	2,621	2,623
Octane Receivables Trust
1.210% due 09/20/2028	895	885
6.440% due 03/20/2029	1,403	1,425
OneMain Financial Issuance Trust 5.840% due 09/15/2036	10,200	10,542
Oportun Issuance Trust
5.860% due 02/09/2032	1,400	1,403
6.334% due 04/08/2031	218	218
Option One Mortgage Loan Trust
5.149% due 04/25/2037 •	2,151	1,066
5.249% due 07/25/2036 •	1,915	1,125
Pagaya AI Debt Selection Trust
5.331% due 01/15/2032	1,500	1,504
6.060% due 03/15/2030	747	747
6.093% due 11/15/2031	591	597
6.258% due 10/15/2031	1,904	1,924
6.319% due 08/15/2031	710	720
6.660% due 07/15/2031	256	260
6.811% due 05/15/2030	710	710
7.228% due 07/15/2031	115	115
7.600% due 12/16/2030	1,204	1,211
8.609% due 07/15/2030 ~	213	217
Palmer Square CLO Ltd. 6.832% due 10/20/2033 •	8,000	8,000
Palmer Square Loan Funding Ltd. 6.363% due 10/15/2029 •	1,821	1,823
Park Avenue Institutional Advisers CLO Ltd. 6.563% due 08/23/2031 •	2,255	2,255
PFP Ltd. 6.915% due 09/17/2039 •	6,100	6,128
PRET LLC
2.487% due 10/25/2051 ~	920	919
4.744% due 07/25/2051 þ	975	964
4.868% due 07/25/2051 þ	2,840	2,810
4.992% due 02/25/2061 þ	1,064	1,065
PRPM LLC 3.720% due 02/25/2027 þ	3,359	3,333
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	1,873	1,591
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	893	903
Reach ABS Trust
5.840% due 07/15/2031	1,500	1,527
5.880% due 07/15/2031	1,334	1,343
6.300% due 02/18/2031	428	430
Ready Capital Mortgage Financing LLC 7.407% due 10/25/2039 •	4,317	4,346
Renaissance Home Equity Loan Trust
5.349% due 11/25/2035 •	791	712
5.586% due 11/25/2036 þ	662	221
5.608% due 05/25/2036 þ	13,820	6,153
5.812% due 11/25/2036 þ	12,195	4,230
5.893% due 06/25/2037 þ	2,722	712
6.115% due 08/25/2036 þ	8,664	3,491

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.120% due 11/25/2036 þ	1,166	426
Research-Driven Pagaya Motor Asset Trust 7.090% due 06/25/2032	446	451
Residential Asset Mortgage Products Trust
4.650% due 03/25/2032 •	822	716
5.479% due 03/25/2036 •	1,113	1,093
Residential Asset Securities Corp. Trust 5.189% due 02/25/2037 •	3,920	3,821
Sandstone Peak Ltd. 0.000% due 10/15/2034 •	6,300	6,300
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	1,700	1,724
5.980% due 04/16/2029	1,700	1,756
6.400% due 03/17/2031	1,700	1,790
Santander Revolving Auto Lease Trust 2.510% due 01/26/2032	3,500	3,483
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	876	836
Saranac CLO Ltd. 6.333% due 08/13/2031 •	4,669	4,676
Saxon Asset Securities Trust
1.794% due 05/25/2035 •	595	472
2.091% due 03/25/2035 •	225	204
6.694% due 12/26/2034 •	1,773	1,407
6.719% due 12/25/2037 •	469	445
SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,300	1,327
5.700% due 08/15/2029	600	619
Securitized Asset-Backed Receivables LLC Trust
5.549% due 12/25/2035 •	1,313	1,285
5.749% due 02/25/2034 •	1,924	1,958
Slam Ltd. 5.335% due 09/15/2049	2,900	2,899
SLM Private Credit Student Loan Trust
5.478% due 12/15/2039 •	1,808	1,762
5.518% due 12/15/2038 •	273	269
SLM Private Education Loan Trust 9.961% due 10/15/2041 •	2,626	2,752
SLM Student Loan Trust
6.371% due 04/25/2049	253	253
6.521% due 07/25/2049	2,039	2,023
7.321% due 10/25/2049	779	781
SMB Private Education Loan Trust
5.380% due 01/15/2053	560	572
5.819% due 09/15/2054 •	1,930	1,923
6.700% due 10/16/2056 •	1,200	1,202
Sound Point CLO Ltd.
6.526% due 07/25/2030 •	2,364	2,366
6.733% due 07/15/2034 •	5,700	5,705
6.754% due 07/20/2032 •	13,000	13,014
Soundview Home Loan Trust 5.219% due 07/25/2037 •	3,324	2,683
Specialty Underwriting & Residential Finance Trust 5.269% due 09/25/2037 •	5,963	4,128
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •	7,972	7,889
Stonepeak ABS 2.301% due 02/28/2033	492	469
Structured Asset Investment Loan Trust
5.142% due 07/25/2036 •	4,511	2,653
5.599% due 11/25/2035 •	1,781	1,742
5.674% due 03/25/2034 •	1,663	1,688
6.469% due 11/25/2034 •	2,758	2,914
Structured Asset Securities Corp. Mortgage Loan Trust
5.839% due 07/25/2035 •	1,088	1,135
6.004% due 07/25/2035 •	2,915	2,945
Symphony CLO Ltd.
6.483% due 01/23/2032 •	944	944
6.875% due 04/25/2034 •	9,500	9,513
TCW CLO Ltd. 6.395% due 08/16/2034 •	5,600	5,603
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~	886	895
TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •	4,213	4,181
6.733% due 02/15/2039 •	4,912	4,893
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	6,061	6,109
Trinitas CLO Ltd. 6.655% due 04/25/2033 •	6,300	6,308
United Auto Credit Securitization Trust 6.170% due 08/10/2026	293	293
Venture CLO Ltd.
6.370% due 09/07/2030 •	6,699	6,705
6.444% due 10/20/2028 •	303	303
6.534% due 07/20/2030 •	3,135	3,137

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.594% due 07/20/2030 •	2,633	2,635
6.623% due 07/15/2031 •	4,185	4,188
Verizon Master Trust 5.350% due 09/22/2031	7,000	7,316
Vertical Bridge Holdings LLC 3.706% due 02/15/2057	2,400	2,164
Vibrant CLO Ltd. 6.584% due 09/15/2030 •	1,561	1,562
Voya CLO Ltd. 6.563% due 10/15/2030 •	1,331	1,332
WaMu Asset-Backed Certificates WaMu Trust 5.194% due 05/25/2037 •	1,746	1,655
WAVE LLC 3.597% due 09/15/2044	3,212	2,976
Wells Fargo Home Equity Asset-Backed Securities Trust
5.719% due 12/25/2035 •	2,396	2,382
7.519% due 04/25/2035 •	131	138
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.569% due 04/25/2034 •	58	57
Whitehorse Ltd. 6.813% due 10/15/2031 •	5,263	5,269
Wind River CLO Ltd. 6.643% due 07/15/2031 •	7,859	7,869

Total Asset-Backed Securities (Cost $677,483)		657,462

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond 6.125% due 03/15/2034	8,500	8,683
Mexico Government International Bond 5.750% due 10/12/2110	4,000	3,485

Total Sovereign Issues (Cost $12,575)		12,168

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
American AgCredit Corp. 5.250% due 06/15/2026 •(h)	4,000,000	3,920
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	3,300,000	3,219
CoBank ACB
4.250% due 01/01/2027 •(h)	1,700,000	1,628
7.250% due 07/01/2029 •(h)	10,000,000	10,460
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	4,250,000	4,272
SVB Financial Group 4.100% due 02/15/2031 ^(d)(h)	2,800,000	7

		23,506

INDUSTRIALS 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(h)	3,000,000	2,996

Total Preferred Securities (Cost $29,104)		26,502

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (l) 5.5%		273,300

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.603% due 12/19/2024 (e)(f)	566	560

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $273,860)		273,860

Total Investments in Securities (Cost $6,266,628)		6,341,037

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
MUTUAL FUNDS (i) 2.5%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	257,800	24,620
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	250,000	25,173
PIMCO Preferred And Capital Securities Active ETF	567,300	29,312
PIMCO Senior Loan Active Exchange-Traded Fund	860,500	44,006

Total Mutual Funds (Cost $119,910)		123,111

Total Investments in Affiliates (Cost $119,910)		123,111

Total Investments 130.0% (Cost $6,386,538)		$6,464,148
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $1,036)		222
Other Assets and Liabilities, net (30.0)%		(1,493,832)

Net Assets 100.0%		$4,970,538

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Institutional Class Shares of each Fund.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	09/14/2021	$7,986	$6,086	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.980%	09/30/2024	10/01/2024	$64,600	U.S. Treasury Notes 0.750% - 3.500% due 09/15/2025 - 05/31/2026	$(65,878)	$64,600	$64,609
DEU	4.950	10/01/2024	10/02/2024	100	U.S. Treasury Bonds 2.500% due 05/15/2046	(102)	100	100
4.990	10/01/2024	10/02/2024	128,900	U.S. Treasury Bonds 1.875% due 02/15/2041	(131,818)	128,900	128,900
JPS	4.960	09/30/2024	10/01/2024	79,700	U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025	(81,334)	79,700	79,711

Total Repurchase Agreements	$(279,132)	$273,300	$273,320

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	4.750%	09/20/2024	11/12/2024	$(7,551)	$(7,562)

Total Reverse Repurchase Agreements	$(7,562)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.2)%
Uniform Mortgage-Backed Security, TBA	6.000%	10/15/2054	$293,000	$(299,361)	$(299,500)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	99,000	(100,953)	(101,185)
Uniform Mortgage-Backed Security, TBA	6.500	10/15/2054	296,000	(305,251)	(305,191)

Total Short Sales (14.2)%	$(705,565)	$(705,876)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

(m)	Securities with an aggregate market value of $8,016 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(40,082) at a weighted average interest rate of 5.317%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2024	1,652	$181,526	$555	$0	$(607)
U.S. Treasury 10-Year Note December Futures	12/2024	5,750	657,117	(3,329)	0	(2,605)
United Kingdom Long Gilt December Futures	12/2024	280	36,847	(438)	60	(71)

$(3,212)	$60	$(3,283)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	3,890	$(810,062)	$1,909	$1,459	$0

Total Futures Contracts	$(1,303)	$1,519	$(3,283)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.373%	$3,400	$335	$(66)	$269	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.853	1,500	15	(11)	4	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	5,300	57	(49)	8	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.282	EUR	200	4	1	5	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.443	$2,000	20	4	24	0	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.531	1,000	8	4	12	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.228	1,100	12	(1)	11	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.918	300	33	(1)	32	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	7,735	1,140	(24)	1,116	0	(13)
Valeo SA	1.000	Quarterly	06/20/2026	0.852	EUR	1,800	(11)	17	6	0	(4)
Valeo SA	1.000	Quarterly	06/20/2028	1.684	2,500	(125)	59	(66)	0	(25)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	$4,300	23	(14)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301	900	10	1	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326	5,600	68	15	83	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	1,200	16	8	24	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474	300	4	2	6	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.263	2,600	42	0	42	0	0

$1,651	$(55)	$1,596	$1	$(46)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$93,500	$0	$(256)	$(256)	$213	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029	93,500	0	(327)	(327)	213	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029	120,700	0	(425)	(425)	275	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031	46,800	0	(129)	(129)	125	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031	155,700	0	(449)	(449)	415	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	20,500	(62)	(829)	(891)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	10,400	(35)	(423)	(458)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	4,400	(17)	(169)	(186)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	4,400	(15)	(97)	(112)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	10,100	(37)	(246)	(283)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	10,100	(33)	(156)	(189)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	10,100	(35)	(171)	(206)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	4,400	(16)	(77)	(93)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	10,100	(36)	(124)	(160)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	10,000	(36)	(138)	(174)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	4,400	(15)	(65)	(80)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	4,400	(16)	(85)	(101)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	4,400	(16)	(64)	(80)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	4,400	(16)	(68)	(84)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	4,400	(16)	(81)	(97)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	10,100	(41)	(182)	(223)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	4,400	(16)	(97)	(113)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	4,400	(17)	(50)	(67)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	4,400	(16)	(55)	(71)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	5,000	(20)	(11)	(31)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	4,400	(17)	(12)	(29)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,200	(11)	30	19	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	10,100	(44)	86	42	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	4,400	(16)	52	36	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	4,400	(16)	46	30	13	0

						$(615)	$(4,572)	$(5,187)	$1,739	$0

Total Swap Agreements						$1,036	$(4,627)	$(3,591)	$1,740	$(46)

(o)

Securities with an aggregate market value of $51,795 and cash of $6,460 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BPS	10/2024	EUR	164		$182	$0	$(1)
BRC	10/2024	GBP	454		599	0	(8)
	11/2024		$1,119	TRY	40,689	0	(2)
JPM	10/2024		1,557		54,933	14	0
	12/2024		12,731		480,518	294	0
MBC	10/2024	GBP	372		$490	0	(7)
	10/2024		$1,105	GBP	826	0	0
	11/2024	GBP	826		$1,105	0	0
MYI	10/2024	CAD	1,054		781	2	0

Total Forward Foreign Currency Contracts						$310	$(18)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments			$0		$6,677	$13,366	$20,043
Corporate Bonds & Notes
Banking & Finance			0		817,992	0	817,992
Industrials			0		278,817	0	278,817
Utilities			0		88,965	0	88,965
Municipal Bonds & Notes
California			0		8,417	0	8,417
Illinois			0		5,874	0	5,874
Minnesota			0		12,352	0	12,352
New York			0		524	0	524
Texas			0		3,615	0	3,615
West Virginia			0		4,138	0	4,138
U.S. Government Agencies			0		3,166,290	0	3,166,290
U.S. Treasury Obligations			0		626,102	0	626,102
Non-Agency Mortgage-Backed Securities			0		328,153	9,763	337,916
Asset-Backed Securities			0		657,462	0	657,462
Sovereign Issues			0		12,168	0	12,168
Preferred Securities
Banking & Finance			0		23,506	0	23,506
Industrials			0		2,996	0	2,996
Short-Term Instruments
Repurchase Agreements			0		273,300	0	273,300
U.S. Treasury Bills			0		560	0	560

			$0		$6,317,908	$23,129	$6,341,037
Investments in Affiliates, at Value
Mutual Funds			123,111		0	0	123,111

Total Investments			$123,111		$6,317,908	$23,129	$6,464,148

Short Sales, at Value - Liabilities
U.S. Government Agencies			$0		$(705,876)	$0	$(705,876)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			60		3,199	0	3,259
Over the counter			0		310	0	310

			$60		$3,509	$0	$3,569
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(71)		(3,258)	0	(3,329)
Over the counter			0		(18)	0	(18)

			$(71)		$(3,276)	$0	$(3,347)

Total Financial Derivative Instruments			$(11)		$233	$0	$222

Totals			$123,100		$5,612,265	$23,129	$5,758,494

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025	$5,183	$5,083
0.125% due 04/15/2026	5,648	5,491
0.125% due 07/15/2026	1,026	1,000
0.125% due 10/15/2026	5,214	5,071
0.125% due 04/15/2027	522	503
0.125% due 01/15/2030	2,914	2,720
0.125% due 07/15/2030	1,104	1,027
0.125% due 01/15/2031	5,883	5,408
0.125% due 07/15/2031	5,444	4,982
0.125% due 01/15/2032	1,337	1,209
0.250% due 07/15/2029	874	830
0.375% due 01/15/2027	1,052	1,022
0.375% due 07/15/2027	787	765
0.500% due 01/15/2028	1,016	984
0.625% due 01/15/2026	5,888	5,776
0.625% due 07/15/2032	2,149	2,013
0.625% due 02/15/2043	3,330	2,676
0.750% due 07/15/2028	731	714
0.875% due 01/15/2029	5,263	5,139
0.875% due 02/15/2047	4,414	3,549
1.000% due 02/15/2046	4,569	3,811
1.000% due 02/15/2048	4,423	3,639
1.125% due 01/15/2033	6,002	5,794
1.250% due 04/15/2028	477	473
1.375% due 07/15/2033	5,678	5,600
1.375% due 02/15/2044	4,516	4,123
1.500% due 02/15/2053	33	30
1.625% due 10/15/2027	4,645	4,677
1.750% due 01/15/2034	5,738	5,805
1.875% due 07/15/2034	3,112	3,190
2.000% due 01/15/2026	4,326	4,319
2.125% due 04/15/2029	4,813	4,948
2.125% due 02/15/2040	3,578	3,738
2.125% due 02/15/2041	154	161
2.125% due 02/15/2054	34	35
2.375% due 10/15/2028	5,069	5,265
3.375% due 04/15/2032	28	32
3.625% due 04/15/2028	115	123
3.875% due 04/15/2029	471	520

Total U.S. Treasury Obligations (Cost $112,130)		112,245

Total Investments in Securities (Cost $112,130)		112,245

Total Investments 99.7% (Cost $112,130)		$112,245
Other Assets and Liabilities, net 0.3%		301

Net Assets 100.0%		$112,546

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$112,245	$0	$112,245

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.1% ¤
CORPORATE BONDS & NOTES 46.3%
BANKING & FINANCE 29.7%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$500	$499
3.500% due 01/15/2025		2,000	1,990
American Honda Finance Corp.
5.732% (SOFRINDX + 0.700%) due 11/22/2024 ~		100	100
5.938% due 01/10/2025 •		800	801
American Tower Corp. 2.950% due 01/15/2025		2,000	1,987
Athene Global Funding
2.500% due 01/14/2025		500	496
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~		2,300	2,304
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		1,500	1,484
Banco Santander SA 6.392% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,003
Bank of America Corp.
3.093% due 10/01/2025 •		1,900	1,900
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~		1,000	1,000
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	502
Bank of Queensland Ltd.
5.293% due 12/18/2024 ~	AUD	500	346
5.409% due 05/14/2025 ~		4,000	2,776
Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025		$100	99
5.548% (SOFRINDX + 0.410%) due 02/04/2025 ~		1,500	1,501
Barclays PLC
2.852% due 05/07/2026 •		1,700	1,678
3.650% due 03/16/2025		1,000	994
BNP Paribas SA
2.819% due 11/19/2025 •		500	498
3.375% due 01/09/2025		2,100	2,089
Citigroup, Inc. 6.105% (TSFR3M + 1.512%) due 07/01/2026 ~		2,700	2,717
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,424
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,300	1,302
Credit Agricole SA 3.250% due 10/04/2024		2,800	2,800
DBS Group Holdings Ltd. 5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,002
Deutsche Bank AG 3.961% due 11/26/2025 •		2,500	2,494
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	198
3.375% due 11/13/2025		2,000	1,962
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~		800	820
General Motors Financial Co., Inc.
3.500% due 11/07/2024		1,900	1,897
4.000% due 01/15/2025		500	498
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~		800	803
HSBC Holdings PLC 4.292% due 09/12/2026 •		3,000	2,987
ING Groep NV
3.869% due 03/28/2026 •		600	597
5.879% due 04/01/2027 •		500	502
6.509% due 03/28/2026 •		2,000	2,012
John Deere Capital Corp. 5.571% (SOFRRATE + 0.570%) due 03/03/2026 ~		45	45
JPMorgan Chase & Co.
2.301% due 10/15/2025 •		500	499
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~		1,000	1,001
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~		700	701
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		3,000	2,979
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		500	502
Mizuho Bank Ltd. 5.213% due 02/23/2026 ~	AUD	2,000	1,389

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Mizuho Financial Group, Inc. 2.226% due 05/25/2026 •		$1,320	1,298
Morgan Stanley 2.188% due 04/28/2026 •		3,000	2,954
MUFG Bank Ltd. 5.234% due 02/17/2026 ~	AUD	1,000	695
National Bank of Canada 5.769% due 03/25/2027 •		$1,708	1,712
NatWest Markets PLC
3.479% due 03/22/2025		2,000	1,985
6.094% due 09/29/2026		800	799
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		1,500	1,407
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,450	1,418
2.648% due 01/16/2025		400	397
Nykredit Realkredit AS
2.000% due 01/01/2025	DKK	14,550	2,168
3.123% due 01/01/2025 ~		12,200	1,826
Realkredit Danmark AS 1.000% due 01/01/2025		2,350	349
Skandinaviska Enskilda Banken AB 5.906% (SOFRRATE + 0.960%) due 06/09/2025 ~		$1,500	1,506
Standard Chartered PLC
2.819% due 01/30/2026 •		500	496
3.971% due 03/30/2026 •		1,125	1,118
6.180% due 11/23/2025		1,000	1,001
6.245% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,002
Sumitomo Mitsui Financial Group, Inc. 6.571% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,500	3,549
Svenska Handelsbanken AB
5.660% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,501
5.867% (SOFRRATE + 0.910%) due 06/10/2025 ~		250	251
Swedbank AB 5.337% due 09/20/2027		2,500	2,570
Toyota Motor Credit Corp. 5.877% (SOFRRATE + 0.770%) due 08/07/2026 ~		2,000	2,012
UBS Group AG 3.750% due 03/26/2025		500	497
Wells Fargo & Co.
2.188% due 04/30/2026 •		400	394
2.406% due 10/30/2025 •		2,600	2,593
3.908% due 04/25/2026 •		600	596

			93,272

INDUSTRIALS 12.9%
Amgen, Inc. 5.250% due 03/02/2025		1,500	1,502
Arrow Electronics, Inc. 4.000% due 04/01/2025		900	895
Baxter International, Inc.
1.322% due 11/29/2024		1,000	993
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~		500	500
Bayer U.S. Finance LLC
3.375% due 10/08/2024		500	500
4.250% due 12/15/2025		2,000	1,986
Berry Global, Inc.
1.570% due 01/15/2026		2,500	2,407
4.875% due 07/15/2026		466	466
Carrier Global Corp. 2.242% due 02/15/2025		2,000	1,980
DAE Funding LLC 2.625% due 03/20/2025		3,000	2,968
Daimler Truck Finance North America LLC 5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~		3,000	3,003
Dell International LLC 5.850% due 07/15/2025		2,000	2,016
Energy Transfer LP 5.950% due 12/01/2025		1,585	1,603
Expedia Group, Inc. 6.250% due 05/01/2025		437	438
Fidelity National Information Services, Inc. 4.500% due 07/15/2025		1,000	998
Harley-Davidson Financial Services, Inc. 3.500% due 07/28/2025		2,500	2,469
HCA, Inc.
5.250% due 04/15/2025		500	501
5.375% due 02/01/2025		2,200	2,201
Hyundai Capital America 6.250% due 11/03/2025		1,500	1,528
Kraton Corp. 5.000% due 07/15/2027		3,000	3,060

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Rolls-Royce PLC 3.625% due 10/14/2025		1,526	1,505
Southwest Airlines Co. 5.250% due 05/04/2025		2,800	2,803
T-Mobile USA, Inc. 3.500% due 04/15/2025		800	794
Volkswagen Group of America Finance LLC 5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~		1,500	1,504
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		900	889
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/2024		1,000	994

			40,503

UTILITIES 3.7%
DTE Energy Co. 4.220% due 11/01/2024 þ		2,000	1,998
Edison International 3.550% due 11/15/2024		2,000	1,995
Electricite de France SA 3.625% due 10/13/2025		1,700	1,684
Enel Finance International NV 6.800% due 10/14/2025		1,000	1,025
Georgia Power Co. 5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,400	1,404
KT Corp. 4.000% due 08/08/2025		1,000	994
National Rural Utilities Cooperative Finance Corp. 5.554% (SOFRRATE + 0.330%) due 10/18/2024 ~		15	15
NextEra Energy Capital Holdings, Inc.
5.935% (SOFRINDX + 0.760%) due 01/29/2026 ~		2,000	2,007
6.051% due 03/01/2025		500	502

			11,624

Total Corporate Bonds & Notes (Cost $144,240)			145,399

U.S. GOVERNMENT AGENCIES 0.4%
Ginnie Mae
5.080% due 04/20/2069 •		234	234
6.295% due 10/20/2073 •		994	1,005

Total U.S. Government Agencies (Cost $1,227)			1,239

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
OBX Trust 5.988% due 01/25/2064 þ		1,349	1,368

Total Non-Agency Mortgage-Backed Securities (Cost $1,349)			1,368

ASSET-BACKED SECURITIES 12.0%
Albacore Euro CLO Ltd. 4.626% due 07/15/2035 •	EUR	1,000	1,116
Allegro CLO Ltd. 6.529% due 01/19/2033 •		$1,000	1,001
American Express Credit Account Master Trust 5.230% due 09/15/2028		2,000	2,047
Bain Capital Credit CLO Ltd. 6.375% due 07/19/2034 •		1,200	1,200
Bank of America Auto Trust 5.830% due 05/15/2026		420	421
CarMax Auto Owner Trust
5.300% due 03/15/2027		1,672	1,676
5.942% due 11/16/2026 •		1,011	1,012
CarVal CLO Ltd. 6.516% due 07/16/2031 •		995	997
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		2,000	2,022
Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,000	2,030
6.072% due 10/15/2026 •		425	426
6.292% due 07/15/2026 •		333	334
Cumulus Static CLO DAC 4.742% due 11/15/2033 •	EUR	695	776
Evergreen Credit Card Trust 0.900% due 10/15/2026		$1,900	1,897
Ford Credit Auto Lease Trust 5.932% due 02/15/2026 •		605	605
Honda Auto Receivables Owner Trust 5.870% due 06/22/2026		1,477	1,484
Hyundai Auto Lease Securitization Trust 6.092% due 09/15/2025 •		39	39

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Jamestown CLO Ltd. 0.000% due 07/25/2035 •		400	400
Kubota Credit Owner Trust 5.610% due 07/15/2026		1,244	1,249
LCM Loan Income Fund Ltd. 6.574% due 04/20/2031 •		550	550
Master Credit Card Trust 6.191% due 01/21/2027 •		1,600	1,605
MMAF Equipment Finance LLC 5.790% due 11/13/2026		672	676
Mountain View CLO Ltd. 6.761% due 04/15/2034 •		1,000	1,002
Nassau Ltd. 6.813% due 01/15/2030 •		234	234
Neuberger Berman CLO Ltd. 6.555% due 01/28/2030 •		643	643
Northwoods Capital Ltd. 6.137% due 06/15/2031 •		1,400	1,400
OZLM Ltd. 6.432% due 07/20/2030 •		787	788
Palmer Square European Loan Funding DAC 4.568% due 01/15/2033 •	EUR	1,100	1,226
Rad CLO Ltd. 6.515% due 04/25/2032 •		$508	508
Regatta Funding Ltd. 6.311% due 01/15/2033 •		1,500	1,500
SCCU Auto Receivables Trust 5.850% due 05/17/2027		322	323
SFS Auto Receivables Securitization Trust 6.145% due 03/22/2027 •		187	187
Tesla Auto Lease Trust 5.860% due 08/20/2025		806	806
Toyota Auto Receivables Owner Trust 5.742% (SOFR30A + 0.400%) due 08/17/2026 ~		511	511
Trillium Credit Card Trust 5.698% due 08/26/2028 •		2,000	2,007
USAA Auto Owner Trust 5.250% due 03/15/2027		1,000	1,007
Verizon Master Trust 6.025% due 09/08/2028 •		2,000	2,013
World Omni Automobile Lease Securitization Trust 6.102% due 11/17/2025 •		46	46

Total Asset-Backed Securities (Cost $37,518)			37,764

SOVEREIGN ISSUES 3.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	28,900	5,030
CPPIB Capital, Inc.
6.202% (SOFRRATE + 1.250%) due 03/11/2026 ~		$1,450	1,469
6.578% (SOFRINDX + 1.250%) due 04/04/2025 ~		1,000	1,005
Israel Government International Bond 1.750% due 08/31/2025	ILS	10,700	2,809
PSP Capital, Inc. 5.241% (SOFRINDX + 0.240%) due 03/03/2025 ~		$2,100	2,101

Total Sovereign Issues (Cost $12,499)			12,414

		OUNCES
COMMODITIES 14.2%
Gold Warehouse Receipts		11,855	31,130
Silver Warehouse Receipts		433,600	13,459

Total Commodities (Cost $38,446)			44,589

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
COMMERCIAL PAPER 0.9%
Crown Castle, Inc. 5.300% due 10/29/2024 (a)		$2,900	2,888

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

REPURCHASE AGREEMENTS (e) 10.1%		31,700

U.S. TREASURY BILLS 2.9%
4.808% due 10/03/2024 - 12/24/2024 (b)(c)	9,096	9,024

Total Short-Term Instruments (Cost $43,611)		43,612

Total Investments in Securities (Cost $278,890)		286,385

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
MUTUAL FUNDS (d) 5.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	154,775	15,584

Total Mutual Funds (Cost $15,485)		15,584

Total Investments in Affiliates (Cost $15,485)		15,584

Total Investments 96.1% (Cost $294,375)		$301,969
Financial Derivative Instruments (f)(g) 0.8%(Cost or Premiums, net $40)		2,514
Other Assets and Liabilities, net 3.1%		9,666

Net Assets 100.0%		$314,149

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.250%	09/30/2024	10/01/2024	$9,500	U.S. Treasury Notes 0.250% due 05/31/2025	$(9,691)	$9,500	$9,501
BPS	4.980	09/30/2024	10/01/2024	22,200	U.S. Treasury Notes 3.375% due 05/15/2033	(22,620)	22,200	22,203

Total Repurchase Agreements	$(32,311)	$31,700	$31,704

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - NYMEX Natural Gas November 2024 Futures	$3.400	10/28/2024	154	1,540	$40	$89

Total Purchased Options	$40	$89

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	175	$41,679	$(5)	$0	$(4)
Aluminum January Futures	01/2025	207	13,529	153	0	0
Aluminum March Futures	03/2025	105	6,915	155	142	0
Aluminum November Futures	11/2024	190	12,358	(17)	0	0
Arabica Coffee March Futures	03/2025	149	14,972	1,650	59	0
Australia Government 3-Year Bond December Futures	12/2024	90	6,669	(7)	0	(7)
Brent Crude June Futures	04/2025	353	25,077	(225)	95	0
California Carbon Allowance December Futures	12/2024	48	1,734	25	10	0
California Carbon Allowance December Futures	12/2025	324	12,348	130	78	0
Cocoa March Futures	03/2025	8	509	12	0	(30)
Cocoa March Futures	03/2025	20	1,217	(23)	35	(52)
Cocoa May Futures	05/2025	2	114	(1)	1	(2)
Copper December Futures	12/2024	52	9,079	603	129	(33)
Copper March Futures	03/2025	18	4,462	281	281	0
Corn December Futures	12/2024	928	19,708	799	313	0
Cotton No. 2 December Futures	12/2024	31	1,141	56	14	0
Cotton No. 2 March Futures	03/2025	76	2,864	(11)	32	0
European Climate Exchange December Futures	12/2024	36	2,627	40	0	(38)
Gas Oil March Futures	03/2025	127	8,344	(937)	79	0
Gold 100 oz. April Futures	04/2025	52	14,036	302	0	(44)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

	Gold 100 oz. December Futures	12/2024	70	18,616	866	0	(61)
	Hard Red Winter Wheat December Futures	12/2024	121	3,532	(113)	42	0
	Hard Red Winter Wheat March Futures	03/2025	126	3,769	(31)	41	0
	Iron Ore January Futures	01/2025	477	5,208	745	334	0
	Live Cattle April Futures April Futures	04/2025	162	12,088	292	10	0
	Live Cattle December Futures	12/2024	143	10,571	375	19	0
	Natural Gas December Futures	11/2024	243	8,128	496	100	0
	Natural Gas March Futures	02/2025	72	2,292	140	17	0
	Natural Gas November Futures	10/2024	207	6,051	849	43	0
	New York Harbor March Futures	02/2025	66	6,012	(644)	15	0
	Nickel January Futures	01/2025	117	12,334	69	212	0
	Nickel March Futures	03/2025	89	9,466	279	277	0
	Nickel November Futures	11/2024	109	11,390	(635)	0	0
	RBOB Gasoline March Futures	02/2025	263	21,276	(2,219)	66	0
	RBOB Gasoline November Futures	10/2024	66	5,364	(181)	22	0
	Silver March Futures	03/2025	20	3,184	76	0	(36)
	Soybean January Futures	01/2025	164	8,817	330	0	(64)
	Soybean Meal January Futures	01/2025	224	7,659	360	0	(51)
	Sugar No. 11 March Futures	02/2025	540	13,590	1,287	0	(103)
	U.S. Treasury 5-Year Note December Futures	12/2024	26	2,857	(22)	0	(9)
	WTI Crude March Futures	02/2025	270	18,144	(1,709)	59	0
	Zinc January Futures	01/2025	46	3,564	186	77	0
	Zinc March Futures	03/2025	77	5,989	300	239	0
	Zinc November Futures	11/2024	70	5,395	316	0	0

					$4,392	$2,841	$(534)

SHORT FUTURES CONTRACTS
						Variation Margin(1)
Description		Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

	Aluminum January Futures	01/2025	207	$(13,529)	$(868)	$0	$0
	Aluminum March Futures	03/2025	7	(461)	(19)	0	0
	Aluminum November Futures	11/2024	190	(12,358)	(114)	0	0
	Cocoa December Futures	12/2024	24	(1,853)	(128)	134	0
	Cocoa May Futures	05/2025	2	(120)	4	4	0
	Copper December Futures	12/2024	14	(3,437)	(247)	0	0
	Copper March Futures	03/2025	33	(3,774)	(286)	41	0
	Corn March Futures	03/2025	928	(20,474)	(724)	0	(290)
	Natural Gas January Futures	12/2024	149	(5,367)	(235)	0	(52)
	Nickel January Futures	01/2025	88	(9,277)	(142)	0	0
	Nickel March Futures	03/2025	1	(106)	(8)	0	0
	Nickel November Futures	11/2024	109	(11,390)	72	0	0
	RBOB Gasoline December Futures	11/2024	66	(5,284)	369	0	(19)
	Silver December Futures	12/2024	9	(1,416)	(61)	16	0
	U.S. Treasury 2-Year Note December Futures	12/2024	201	(41,857)	(60)	76	0
	Wheat December Futures	12/2024	30	(876)	2	0	(6)
	Wheat March Futures	03/2025	124	(3,746)	10	0	(25)
	Zinc January Futures	01/2025	24	(1,860)	(225)	0	0
	Zinc March Futures	03/2025	10	(778)	(66)	0	0
	Zinc November Futures	11/2024	70	(5,395)	(393)	0	0

					$(3,119)	$271	$(392)

Total Futures Contracts					$1,273	$3,112	$(926)

Cash of $16,312 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)					Unsettled variation margin asset of $11 and liability of $(6) for closed futures is outstanding at period end.
(g)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received		Asset	Liability

BOA	04/2025	BRL	15,000	$2,717		$33	$0
BPS	10/2024		2,027	364		0	(8)
	10/2024	EUR	67	74		0	(1)
	10/2024		$372	BRL	2,027	0	0
	10/2024		46	EUR	41	0	0
	01/2025		364	BRL	2,049	8	0
	09/2025	ILS	10,635	$2,906		29	0
BRC	10/2024	EUR	107	119		0	0
	10/2024	GBP	87	114		0	(2)
	10/2024		$2,811	EUR	2,518	0	(8)
	10/2024		65	GBP	49	1	0
	11/2024	EUR	2,518	$2,815		8	0
CBK	10/2024		$2,759	AUD	4,065	52	0
	11/2024	BRL	2,234	$398		0	(11)
FAR	10/2024		2,022	371		0	0
	10/2024		$5,189	AUD	7,549	30	0
	10/2024		366	BRL	2,022	5	0

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

11/2024	AUD	7,549	$5,191	0	(30)
GLM	04/2025	BRL	13,700	2,459	9	(1)
JPM	10/2024	EUR	313	347	0	(2)
10/2024	GBP	17	22	0	0
04/2025	BRL	200	36	0	0
MYI	10/2024	EUR	61	68	0	0
10/2024	$51	ILS	187	0	(1)
RYL	01/2025	DKK	29,100	$4,265	0	(101)
SCX	10/2024	EUR	2,518	2,798	0	(5)
SSB	11/2024	GBP	55	74	0	0
TOR	10/2024	AUD	11,614	7,877	0	(153)
UAG	10/2024	CHF	1,282	1,526	11	0
10/2024	$1,510	CHF	1,281	3	0
11/2024	CHF	1,276	$1,510	0	(3)

Total Forward Foreign Currency Contracts	$189	$(326)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	22,397	0.000%	Monthly	02/18/2025	$4,298	$0	$89	$89	$0
GST	Receive	PIMCODB Index	58,549	0.000%	Monthly	02/18/2025	5,845	0	124	124	0
JPM	Receive	JMABNIC5 Index	29,696	0.000%	Monthly	02/18/2025	5,258	0	158	158	0

Total Swap Agreements	$0	$371	$371	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,272	$0	$93,272
Industrials	0	40,503	0	40,503
Utilities	0	11,624	0	11,624
U.S. Government Agencies	0	1,239	0	1,239
Non-Agency Mortgage-Backed Securities	0	1,368	0	1,368
Asset-Backed Securities	0	37,764	0	37,764
Sovereign Issues	0	12,414	0	12,414
Commodities	0	44,589	0	44,589
Short-Term Instruments
Commercial Paper	0	2,888	0	2,888
Repurchase Agreements	0	31,700	0	31,700
U.S. Treasury Bills	0	9,024	0	9,024

$0	$286,385	$0	$286,385
Investments in Affiliates, at Value
Mutual Funds	15,584	0	0	15,584

Total Investments	$15,584	$286,385	$0	$301,969

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,125	76	0	3,201
Over the counter	0	560	0	560

$3,125	$636	$0	$3,761
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(913)	(13)	0	(926)
Over the counter	0	(326)	0	(326)

$(913)	$(339)	$0	$(1,252)

Total Financial Derivative Instruments	$2,212	$297	$0	$2,509

Totals	$17,796	$286,682	$0	$304,478

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.6% ¤
CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 15.0%
ABN AMRO Bank NV
6.575% due 10/13/2026 •	$2,200	$2,240
6.666% due 09/18/2027 •	700	713
Athene Global Funding
5.516% due 03/25/2027	2,000	2,048
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~	1,000	1,002
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,600	2,616
Bank of America Corp.
4.827% due 07/22/2026 •	5,000	5,004
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~	3,000	3,014
Barclays PLC
2.852% due 05/07/2026 •	800	790
4.375% due 01/12/2026	400	399
BNP Paribas SA 3.375% due 01/09/2025	4,000	3,979
BPCE SA
2.375% due 01/14/2025	582	577
6.612% due 10/19/2027 •	2,400	2,492
Danske Bank AS 6.466% due 01/09/2026 •	3,878	3,891
Deutsche Bank AG 3.961% due 11/26/2025 •	9,000	8,978
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,529
5.125% due 06/16/2025	1,839	1,839
GA Global Funding Trust 6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	3,013
HSBC Holdings PLC 6.590% (TSFR3M + 1.642%) due 09/12/2026 ~	4,850	4,894
ING Groep NV 3.869% due 03/28/2026 •	1,500	1,493
JPMorgan Chase & Co.
2.005% due 03/13/2026 •	3,000	2,961
2.595% due 02/24/2026 •	1,000	990
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,447
Lloyds Banking Group PLC 3.511% due 03/18/2026 •	2,500	2,483
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •	6,800	6,824
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~	3,500	3,507
Morgan Stanley 4.679% due 07/17/2026 •	5,000	4,994
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,745	4,450
Pacific Life Global Funding 5.596% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,496
SBA Tower Trust 4.831% due 10/15/2029 (a)	1,600	1,593
Societe Generale SA 2.226% due 01/21/2026 •	2,000	1,981
Standard Chartered PLC
3.971% due 03/30/2026 •	2,300	2,286
6.180% due 11/23/2025	2,000	2,001
6.609% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,034
UBS Group AG
4.488% due 05/12/2026 •	12,000	11,967
6.373% due 07/15/2026 •	1,900	1,921
VICI Properties LP 4.375% due 05/15/2025	1,700	1,692
Wells Fargo & Co. 2.406% due 10/30/2025 •	7,000	6,981

		128,119

INDUSTRIALS 4.6%
American Airlines Pass-Through Trust 4.000% due 01/15/2027	347	342
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,500	1,481

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.125% due 11/21/2026	2,200	2,269
Berry Global, Inc. 4.875% due 07/15/2026	1,731	1,730
Boeing Co.
2.196% due 02/04/2026	2,400	2,312
2.750% due 02/01/2026	300	291
6.259% due 05/01/2027	600	620
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	685
Daimler Truck Finance North America LLC 5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~	750	751
Dell International LLC 4.900% due 10/01/2026	1,700	1,718
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,723
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	750	738
Rolls-Royce PLC 3.625% due 10/14/2025	8,642	8,523
Sands China Ltd. 5.125% due 08/08/2025	2,800	2,796
SK Hynix, Inc. 1.500% due 01/19/2026	3,100	2,979
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	2,100	2,116
Uber Technologies, Inc. 6.250% due 01/15/2028	8,500	8,597

		39,671

UTILITIES 2.7%
Enel Finance International NV
5.125% due 06/26/2029	1,000	1,025
6.800% due 10/14/2025	2,500	2,561
FirstEnergy Corp. 3.900% due 07/15/2027	901	892
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	9,600	9,612
Pacific Gas & Electric Co.
4.950% due 06/08/2025	3,500	3,498
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	5,000	5,002

		22,590

Total Corporate Bonds & Notes (Cost $189,124)		190,380

MUNICIPAL BONDS & NOTES 0.7%
LOUISIANA 0.7%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.680% (TSFR3M) due 02/15/2036 ~	6,500	6,000

Total Municipal Bonds & Notes (Cost $5,990)		6,000

U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
2.637% due 12/25/2026 ~	977	949
2.961% due 02/25/2027 ~	2,038	1,990
3.163% due 06/25/2027 ~	663	648
4.000% due 06/01/2042 - 03/01/2047	411	403
5.000% due 07/01/2033 - 07/01/2044	1,080	1,082
5.150% due 05/01/2035	35	35
5.350% due 02/01/2035 - 01/01/2038	269	269
5.450% due 04/01/2036	80	80
5.500% due 12/01/2031 - 03/01/2050	884	892
6.000% due 09/01/2028 - 04/01/2048	586	597
6.500% due 07/01/2036 - 09/01/2048	294	301
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	2	2
2.500% due 10/25/2048	134	123
5.000% due 10/01/2033 - 02/01/2038	261	267
5.400% due 09/01/2037 - 11/01/2038	309	319
5.500% due 08/01/2033 - 06/01/2047	977	1,000
5.550% due 06/01/2037 - 07/01/2037	80	82
6.000% due 09/01/2031 - 05/01/2033	24	24
6.500% due 11/01/2036 - 10/17/2038	257	263
7.000% due 05/01/2029	10	10
Ginnie Mae
2.500% due 10/20/2049	111	102
3.000% due 11/20/2046	78	71
3.500% due 05/20/2042	56	52
3.700% due 04/15/2042	103	101
3.740% due 03/20/2042 - 07/20/2042	71	68
3.750% due 04/15/2042 - 03/20/2044	126	122

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

4.000% due 04/20/2040 - 06/20/2043	527	511
4.500% due 08/20/2038 - 11/20/2048	440	440
5.350% due 12/15/2036 - 01/15/2038	291	300
5.400% due 06/20/2039	80	81
5.500% due 03/20/2034 - 08/20/2041	321	325
6.000% due 09/20/2038	37	38
6.095% due 10/20/2072 •	1,016	1,013
6.211% due 08/16/2039 •	3	3
6.245% due 01/20/2074 •	2,610	2,630
6.325% due 09/20/2073 •	7,814	7,893
6.500% due 10/15/2027 - 07/20/2039	30	30
7.000% due 05/15/2026 - 06/20/2039	551	558
Uniform Mortgage-Backed Security
4.750% due 09/01/2034 - 04/01/2036	293	298
5.340% due 09/01/2029	41	41
6.000% due 06/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054	14,800	14,218
5.000% due 11/01/2054	20,700	20,691
6.000% due 11/01/2054	45,400	46,402

Total U.S. Government Agencies (Cost $105,748)		105,325

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025	92,312	90,997
2.125% due 04/15/2029	39,150	40,248

Total U.S. Treasury Obligations (Cost $129,759)		131,245

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.9%
AG Trust 7.112% due 07/15/2041 •	3,400	3,408
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	400	379
Bear Stearns ALT-A Trust
5.289% due 02/25/2034 •	546	515
5.454% due 05/25/2035 ~	18	17
Beneria Cowen & Pritzer Collateral Funding Corp. 6.010% due 06/15/2038 •	5,600	5,207
BFLD Trust 6.361% due 10/15/2035 •	2,000	1,519
BWAY Mortgage Trust 6.461% due 09/15/2036 •	3,000	2,860
BX Trust 5.911% due 01/15/2034 •	1,448	1,442
Chase Mortgage Finance Trust 6.563% due 02/25/2037 ~	267	260
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.169% due 01/25/2036 •	23	22
5.199% due 10/25/2035 •	148	140
5.269% due 08/25/2035 •	16	15
Citigroup Commercial Mortgage Trust 6.391% due 10/15/2036 •	1,950	1,936
Citigroup Mortgage Loan Trust 5.000% due 05/25/2051 •	3,560	3,316
Countrywide Alternative Loan Trust 5.249% due 06/25/2037 •	52	47
DROP Mortgage Trust 6.361% due 10/15/2043 •	6,000	5,691
Extended Stay America Trust 6.291% due 07/15/2038 •	4,990	4,988
First Horizon Alternative Mortgage Securities Trust 6.714% due 02/25/2035 ~	154	146
GCAT Trust
1.348% due 05/25/2066 ~	2,346	2,043
1.503% due 05/25/2066 ~	2,118	1,840
2.650% due 10/25/2068 ~	277	266
2.885% due 12/27/2066 ~	1,708	1,592
GCT Commercial Mortgage Trust 6.011% due 02/15/2038 •	800	721
Ginnie Mae
6.245% due 07/20/2074 •	4,031	4,064
6.345% due 05/20/2073 •	11,040	11,173
GS Mortgage Securities Corp. Trust 8.497% due 08/15/2039 •	7,300	7,320
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,388	2,224
5.000% due 02/25/2052 •	3,920	3,652
6.613% due 11/25/2054 •	2,137	2,139
GSR Mortgage Loan Trust
6.609% due 09/25/2035 ~	1	1
6.662% due 08/25/2033 •	26	25

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Impac CMB Trust 5.609% due 03/25/2035 •	66	64
InTown Mortgage Trust 7.586% due 08/15/2039 •	2,900	2,913
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	60	58
6.261% due 04/15/2038 •	945	943
6.594% due 12/15/2031 •	572	531
JP Morgan Mortgage Trust 5.546% due 07/25/2035 ~	165	157
Legacy Mortgage Asset Trust 4.991% due 09/25/2060 ~	236	236
MASTR Adjustable Rate Mortgages Trust 6.652% due 04/21/2034 ~	13	13
Merrill Lynch Mortgage Investors Trust
5.429% due 04/25/2029 •	81	75
6.112% due 12/25/2035 ~	141	136
MFA Trust
1.131% due 07/25/2060 ~	2,131	1,932
6.105% due 12/25/2068 þ	888	897
Morgan Stanley Mortgage Loan Trust 6.049% due 11/25/2035 •	755	751
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •	790	736
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,025	962
2.464% due 01/26/2060 ~	4,331	4,067
3.500% due 12/25/2057 ~	911	884
3.500% due 10/25/2059 ~	360	342
4.500% due 05/25/2058 ~	88	87
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •	6,000	5,832
OBX Trust
1.957% due 10/25/2061 ~	211	182
6.520% due 07/25/2063 þ	2,142	2,179
One New York Plaza Trust 6.161% due 01/15/2036 •	3,700	3,538
ONE Park Mortgage Trust 5.911% due 03/15/2036 •	3,914	3,817
PRKCM Trust 6.333% due 03/25/2059 þ	350	356
PRPM Trust 6.221% due 11/25/2068 þ	620	629
RESIMAC Premier 5.960% due 02/03/2053 •	977	975
Sequoia Mortgage Trust
5.475% due 07/20/2036 •	441	385
5.735% due 06/20/2033 •	1	0
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	265	257
Starwood Mortgage Trust 6.311% due 04/15/2034 •	1,346	1,335
Structured Asset Mortgage Investments Trust
5.659% due 07/19/2034 •	2	2
5.739% due 09/19/2032 •	3	3
Thornburg Mortgage Securities Trust 5.593% due 04/25/2045 ~	31	30
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	656	613
2.250% due 12/25/2061 ~	2,198	2,125
3.750% due 05/25/2058 ~	1,726	1,695
5.569% due 02/25/2057 •	31	32
5.969% due 05/25/2058 •	637	657
5.969% due 10/25/2059 •	419	428
Verus Securitization Trust
5.712% due 01/25/2069 þ	1,730	1,746
6.259% due 12/25/2068 þ	4,281	4,354
6.476% due 06/25/2068 þ	2,237	2,270
WaMu Mortgage Pass-Through Certificates Trust
4.155% due 07/25/2037 ~	345	307
5.589% due 01/25/2045 •	6	6
5.769% due 06/25/2044 •	346	329
5.829% due 10/25/2045 •	52	51
6.103% due 06/25/2046 •	21	20
6.282% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $122,255)		118,906

ASSET-BACKED SECURITIES 31.4%
37 Capital CLO 1 Ltd. 6.320% due 10/15/2034 •	3,400	3,400
Ally Auto Receivables Trust 4.140% due 07/16/2029	4,000	4,002

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •	2,500	2,501
6.765% due 04/22/2034 •	1,700	1,704
AREIT LLC 7.325% due 06/17/2039 •	7,200	7,237
Ascent Education Funding Trust 6.140% due 10/25/2050	2,162	2,225
Asset-Backed Securities Corp. Home Equity Loan Trust 5.779% due 06/25/2034 •	60	63
Atlas Static Senior Loan Fund Ltd. 7.051% due 07/15/2030 •	3,183	3,194
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,394
Bank of America Auto Trust 5.530% due 02/15/2028	3,600	3,651
Bear Stearns Asset-Backed Securities Trust
5.769% due 10/27/2032 •	9	9
5.869% due 08/25/2034 •	423	418
Benefit Street Partners CLO Ltd. 6.577% due 01/17/2032 •	348	349
BXMT Ltd. 6.597% due 11/15/2037 •	2,791	2,749
Carlyle U.S. CLO Ltd. 6.544% due 04/20/2031 •	2,666	2,667
CarMax Auto Owner Trust 6.080% due 12/15/2026	4,423	4,446
Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,300	5,302
5.380% due 03/12/2029	2,500	2,555
5.820% due 08/10/2028	2,700	2,746
Chase Auto Owner Trust 4.180% due 08/27/2029	800	799
Chase Funding Trust 5.569% due 07/25/2033 •	202	201
Citizens Auto Receivables Trust
5.830% due 02/15/2028	5,000	5,089
5.840% due 01/18/2028	7,700	7,815
Countrywide Asset-Backed Certificates Trust
3.392% due 03/25/2036 •	115	113
5.269% due 09/25/2046 •	17	17
CQS U.S. CLO Ltd. 7.132% due 07/20/2031 •	1,027	1,028
DLLAD LLC 5.190% due 04/20/2026	2,062	2,063
Dryden CLO Ltd. 6.613% due 07/15/2031 •	6,567	6,587
Dryden Senior Loan Fund
6.543% due 04/15/2028 •	515	515
6.583% due 04/15/2029 •	1,412	1,413
Elevation CLO Ltd. 6.496% due 10/25/2030 •	1,806	1,808
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	3,975	3,543
Enterprise Fleet Financing LLC
5.510% due 01/22/2029	4,477	4,502
5.760% due 10/22/2029	3,928	3,963
Finance America Mortgage Loan Trust 5.794% due 08/25/2034 •	111	107
First Franklin Mortgage Loan Trust
5.289% due 04/25/2036 •	947	924
5.719% due 11/25/2034 •	65	64
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,219
GECU Auto Receivables Trust 5.630% due 08/15/2028	2,400	2,434
GM Financial Automobile Leasing Trust 5.090% due 03/22/2027	2,500	2,526
GM Financial Consumer Automobile Receivables Trust 5.962% due 03/16/2026 •	822	822
Golden Credit Card Trust 4.310% due 09/15/2027	10,000	9,986
Greenwood Park CLO Ltd. 6.573% due 04/15/2031 •	2,207	2,211
GSAA Home Equity Trust 5.509% due 07/25/2037 •	95	89
GSAMP Trust 5.489% due 06/25/2036 •	464	449
Harley Davidson Motorcycle Trust 4.310% due 07/16/2029	4,200	4,200
HERA Commercial Mortgage Ltd. 6.179% due 02/18/2038 •	1,588	1,578
Home Equity Asset Trust 6.019% due 11/25/2034 •	871	866

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Huntington Auto Trust 5.230% due 01/16/2029	3,000	3,063
KKR CLO Ltd.
6.481% due 07/18/2030 •	260	260
6.513% due 07/15/2030 •	944	944
LAD Auto Receivables Trust
5.610% due 08/15/2028	2,700	2,748
6.210% due 10/15/2026	2,001	2,006
LCCM Trust 6.411% due 12/13/2038 •	1,616	1,605
LCM LP 6.544% due 07/20/2030 •	948	949
LCM Ltd. 6.624% due 04/20/2031 •	942	943
MF1 Ltd. 6.897% due 12/15/2035 •	542	543
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •	714	711
Mountain View CLO LLC 6.638% due 10/16/2029 •	25	25
Navient Private Education Loan Trust
2.460% due 11/15/2068	576	556
6.661% due 07/16/2040 •	1,300	1,304
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	952	865
1.170% due 09/16/2069	1,275	1,183
1.310% due 01/15/2069	468	438
1.690% due 05/15/2069	1,729	1,610
2.230% due 07/15/2070	4,091	3,741
6.211% due 04/15/2069 •	1,414	1,415
Navient Student Loan Trust 6.480% due 03/15/2072	6,084	6,298
New Century Home Equity Loan Trust 5.899% due 11/25/2034 •	311	313
NovaStar Mortgage Funding Trust 5.629% due 01/25/2036 •	112	111
Oaktree CLO Ltd. 6.654% due 04/22/2030 •	1,555	1,557
Palmer Square Loan Funding Ltd. 6.363% due 10/15/2029 •	63	63
PFP Ltd. 7.371% due 08/19/2035 •	4,911	4,940
PFS Financing Corp. 5.520% due 10/15/2028	5,000	5,130
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039 «(a)	6,000	5,988
PRET LLC
2.487% due 07/25/2051 þ	1,224	1,217
4.992% due 02/25/2061 þ	1,192	1,193
RAAC Trust 5.519% due 01/25/2046 •	296	295
Ready Capital Mortgage Financing LLC 7.229% due 10/25/2039 •	1,150	1,154
Recette Clo Ltd. 6.624% due 04/20/2034 •	4,300	4,303
Renaissance Home Equity Loan Trust 3.838% due 08/25/2033 •	661	613
Residential Asset Securities Corp. Trust
5.669% due 06/25/2035 •	101	101
6.064% due 03/25/2035 •	228	227
Sandstone Peak Ltd. 0.000% due 10/15/2034 •	3,000	3,000
Saranac CLO Ltd. 6.333% due 08/13/2031 •	2,857	2,860
Saxon Asset Securities Trust 1.794% due 05/25/2035 •	115	110
Securitized Asset-Backed Receivables LLC Trust 5.644% due 01/25/2035 •	95	84
SLM Student Loan Trust
6.371% due 04/25/2049	34	34
7.321% due 10/25/2049	74	74
SMB Private Education Loan Trust
1.600% due 09/15/2054	752	701
2.230% due 09/15/2037	1,246	1,192
4.480% due 05/16/2050	2,356	2,336
5.090% due 10/16/2056	1,200	1,219
5.380% due 07/15/2053	2,434	2,502
5.670% due 11/15/2052	4,136	4,264
5.811% due 03/17/2053 •	343	339
5.819% due 09/15/2054 •	2,985	2,972
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	82	82
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	39	38

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

SoFi Professional Loan Program Trust 1.950% due 02/15/2046	459	431
Sound Point CLO Ltd. 6.526% due 07/25/2030 •	469	469
Soundview Home Loan Trust 5.644% due 06/25/2035 •	134	132
Structured Asset Investment Loan Trust
5.519% due 09/25/2034 •	1,488	1,440
5.674% due 03/25/2034 •	341	346
Structured Asset Securities Corp. Mortgage Loan Trust 5.239% due 07/25/2036 •	49	49
Synchrony Card Funding LLC 5.540% due 07/15/2029	8,000	8,174
Tesla Auto Lease Trust 6.130% due 09/21/2026	4,200	4,242
TIAA CLO Ltd. 6.422% due 01/20/2032 •	2,300	2,301
Towd Point Asset Trust 5.775% due 11/20/2061 •	861	856
Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	3,000	3,038
5.270% due 01/15/2026	483	483
5.280% due 05/15/2026	2,244	2,246
Tralee Clo Ltd. 6.505% due 10/25/2032 •	3,400	3,402
Trillium Credit Card Trust 5.698% due 08/26/2028 •	10,000	10,036
Venture CLO Ltd.
6.594% due 07/20/2030 •	6,028	6,033
6.644% due 01/20/2029 •	190	190
6.674% due 04/20/2032 •	1,100	1,101
Verdelite Static CLO Ltd. 6.424% due 07/20/2032 •	4,000	4,008
Verizon Master Trust 4.170% due 08/20/2030	4,500	4,512
VMC Finance LLC 6.229% due 06/16/2036 •	220	221
Voya CLO Ltd.
6.497% due 04/17/2030 •	1,569	1,570
6.563% due 10/15/2030 •	1,553	1,555
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.569% due 04/25/2034 •	817	806
World Omni Automobile Lease Securitization Trust 5.470% due 11/17/2025	1,148	1,149

Total Asset-Backed Securities (Cost $267,555)		268,552

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	2,800	2,942

Total Sovereign Issues (Cost $2,778)		2,942

SHORT-TERM INSTRUMENTS 6.3%
COMMERCIAL PAPER 2.0%
Crown Castle, Inc.
5.270% due 10/24/2024	700	698
5.270% due 10/29/2024	4,900	4,879
5.300% due 10/24/2024	3,000	2,989
Harley-Davidson Financial Services, Inc. 5.970% due 10/17/2024	8,700	8,679

		17,245

REPURCHASE AGREEMENTS (c) 4.3%		36,500

Total Short-Term Instruments (Cost $53,744)		53,745

Total Investments in Securities (Cost $876,953)		877,095

Total Investments 102.6% (Cost $876,953)		$877,095
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $178)		(273)
Other Assets and Liabilities, net (2.6)%		(21,878)

Net Assets 100.0%		$854,944

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.950%	09/30/2024	10/01/2024		$36,500	U.S. Treasury Bonds 3.000% due 08/15/2048	$(37,172)	$36,500	$36,505

Total Repurchase Agreements							$(37,172)	$36,500	$36,505

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(8,932) at a weighted average interest rate of 5.413%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2024	1,666	$346,931	$660	$0	$(607)
SHORT FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2024	8	$(879)	$(2)	$1	$0
U.S. Treasury 10-Year Note December Futures				12/2024	84	(9,600)	(9)	38	0
U.S. Treasury 10-Year Ultra December Futures				12/2024	163	(19,282)	21	71	0
U.S. Treasury Ultra Long-Term Bond December Futures				12/2024	105	(13,975)	103	80	0

							$113	$190	$0

Total Futures Contracts							$773	$190	$(607)

Cash of $2,345 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)								Unsettled variation margin asset of $19 and liability of $(14) for closed futures is outstanding at period end.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	10/2024	AUD	3,128	$2,151	$0	$(12)
10/2024	$4,721	CAD	6,382	0	(2)
11/2024	CAD	6,377	$4,721	2	0
FAR	10/2024	AUD	3,187	2,190	0	(13)
10/2024	$9,190	EUR	8,218	0	(41)
11/2024	EUR	8,218	$9,202	42	0
11/2024	$2,192	AUD	3,187	13	0
MYI	10/2024	EUR	8,218	$9,159	11	0
SCX	10/2024	CAD	6,380	4,737	19	0
TOR	10/2024	$4,307	AUD	6,315	59	0
11/2024	AUD	3,128	$2,147	0	(17)
UAG	10/2024	CHF	3,972	4,728	35	0
10/2024	$4,678	CHF	3,968	10	0
11/2024	CHF	3,953	$4,678	0	(10)

Total Forward Foreign Currency Contracts	$191	$(95)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100%	02/07/2025	76,900	$97	$23
GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	66,600	81	20

Total Purchased Options	$178	$43

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$128,119	$0	$128,119
Industrials	0	39,671	0	39,671
Utilities	0	22,590	0	22,590
Municipal Bonds & Notes
Louisiana	0	6,000	0	6,000
U.S. Government Agencies	0	105,325	0	105,325
U.S. Treasury Obligations	0	131,245	0	131,245
Non-Agency Mortgage-Backed Securities	0	118,906	0	118,906
Asset-Backed Securities	0	262,564	5,988	268,552
Sovereign Issues	0	2,942	0	2,942
Short-Term Instruments
Commercial Paper	0	17,245	0	17,245
Repurchase Agreements	0	36,500	0	36,500

Total Investments	$0	$871,107	$5,988	$877,095

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	190	0	190
Over the counter	0	234	0	234

$0	$424	$0	$424
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(607)	0	(607)
Over the counter	0	(95)	0	(95)

$0	$(702)	$0	$(702)

Total Financial Derivative Instruments	$0	$(278)	$0	$(278)

Totals	$0	$870,829	$5,988	$876,817

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.7% ¤
CORPORATE BONDS & NOTES 34.1%
BANKING & FINANCE 17.2%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$700	$713
AerCap Ireland Capital DAC 1.650% due 10/29/2024		700	698
Ally Financial, Inc. 4.625% due 03/30/2025		1,500	1,495
American Honda Finance Corp. 5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~		2,000	2,001
American Tower Corp. 2.400% due 03/15/2025		1,500	1,482
Aviation Capital Group LLC 5.500% due 12/15/2024		1,200	1,199
Bank of America Corp. 2.456% due 10/22/2025 •		1,500	1,497
Barclays PLC 2.852% due 05/07/2026 •		1,000	987
Citigroup, Inc. 5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~		1,500	1,501
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •		500	477
DBS Group Holdings Ltd. 5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,002
Deutsche Bank AG 3.961% due 11/26/2025 •		1,300	1,297
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		800	791
6.950% due 03/06/2026		1,000	1,024
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		1,600	1,550
HSBC Holdings PLC 2.099% due 06/04/2026 •		500	491
JPMorgan Chase & Co. 2.301% due 10/15/2025 •		1,600	1,598
LeasePlan Corp. NV 2.875% due 10/24/2024		1,700	1,697
Nomura Holdings, Inc. 1.851% due 07/16/2025		1,500	1,467
Nuveen Finance LLC 4.125% due 11/01/2024		1,500	1,498
Royal Bank of Canada 5.635% (SOFRINDX + 0.340%) due 10/07/2024 ~		800	800
SBA Tower Trust 2.836% due 01/15/2050		400	397
Weyerhaeuser Co.
4.750% due 05/15/2026		500	503
7.950% due 03/15/2025		977	991

			27,156

INDUSTRIALS 14.6%
Analog Devices, Inc. 2.950% due 04/01/2025		36	36
Arrow Electronics, Inc. 4.000% due 04/01/2025		400	398
Berry Global, Inc. 4.875% due 07/15/2026		893	892
Burberry Group PLC 1.125% due 09/21/2025	GBP	1,100	1,411
Carrier Global Corp. 2.242% due 02/15/2025		$1,000	990
Central Japan Railway Co. 2.200% due 10/02/2024		1,529	1,529
CommonSpirit Health 2.760% due 10/01/2024		1,000	1,000
HCA, Inc. 5.375% due 02/01/2025		1,500	1,501
Honda Motor Co. Ltd. 2.271% due 03/10/2025		200	198
Hyundai Capital America 5.800% due 06/26/2025		2,000	2,015

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Illumina, Inc. 4.650% due 09/09/2026		1,000	1,007
Infor, Inc. 1.750% due 07/15/2025		851	826
Intel Corp. 3.700% due 07/29/2025		800	793
John Lewis PLC 6.125% due 01/21/2025	GBP	1,300	1,740
Microchip Technology, Inc. 4.250% due 09/01/2025		$1,200	1,195
Quanta Services, Inc. 0.950% due 10/01/2024		1,500	1,500
Renesas Electronics Corp. 1.543% due 11/26/2024		2,117	2,103
Rogers Communications, Inc. 2.950% due 03/15/2025		1,000	991
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025		1,402	1,391
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024		1,200	1,198
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		305	301

			23,015

UTILITIES 2.3%
Avangrid, Inc. 3.150% due 12/01/2024		2,100	2,092
Electricite de France SA 3.625% due 10/13/2025		1,500	1,486

			3,578

Total Corporate Bonds & Notes (Cost $53,563)			53,749

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
2.680% due 05/01/2025		1,433	1,414
5.816% due 08/25/2044 •		671	662
5.895% due 05/25/2046 •		208	206
Freddie Mac
5.550% due 07/30/2027		1,600	1,601
6.057% due 01/15/2054 •		419	419
Ginnie Mae 3.000% due 06/20/2051 •		1,065	944

Total U.S. Government Agencies (Cost $5,367)			5,246

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025		606	595
0.375% due 07/15/2025		6,101	6,014

Total U.S. Treasury Obligations (Cost $6,591)			6,609

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
280 Park Avenue Mortgage Trust 6.298% due 09/15/2034 •		500	488
Beast Mortgage Trust 6.397% due 02/15/2037 •		500	445
GCAT Trust 2.885% due 12/27/2066 ~		213	199
Gemgarto PLC 5.570% due 12/16/2067 •	GBP	118	158
Hilton USA Trust 2.828% due 11/05/2035		$800	689
OBX Trust
2.305% due 11/25/2061 ~		566	510
2.783% due 01/25/2062 þ		442	421
One Market Plaza Trust 3.614% due 02/10/2032		438	401
RESIMAC Premier 5.924% due 07/10/2052 •		54	54
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		123	116
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		247	242

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

VASA Trust 6.111% due 07/15/2039 •		500	464

Total Non-Agency Mortgage-Backed Securities (Cost $4,561)			4,187

ASSET-BACKED SECURITIES 27.7%
ACAS CLO Ltd. 6.431% due 10/18/2028 •		104	104
Allegro CLO Ltd. 6.529% due 01/19/2033 •		600	600
ARI Fleet Lease Trust 5.540% due 04/15/2033		1,000	1,012
Barings CLO Ltd. 6.534% due 01/20/2031 •		171	171
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	600	459
5.025% due 04/20/2026		322	241
5.430% due 01/20/2026		185	138
BMW Vehicle Lease Trust 5.950% due 08/25/2025		$267	267
BofA Auto Trust 5.570% due 12/15/2026		400	402
Capital One Multi-Asset Execution Trust 1.040% due 11/15/2026		300	299
Carlyle Global Market Strategies CLO Ltd. 6.502% due 07/20/2032 •		800	801
CarMax Auto Owner Trust
3.490% due 02/16/2027		541	538
3.970% due 04/15/2027		682	679
Carvana Auto Receivables Trust
5.620% due 01/10/2029		800	813
5.770% due 04/12/2027		679	681
Citizens Auto Receivables Trust
6.072% due 10/15/2026 •		319	320
6.130% due 07/15/2026		300	301
College Avenue Student Loans LLC 6.169% due 12/26/2047 •		468	465
Commonbond Student Loan Trust
1.980% due 08/25/2050		1,066	940
3.560% due 09/25/2045		473	453
Crown Point CLO Ltd. 6.512% due 10/20/2031 •		745	746
Dryden Senior Loan Fund 6.543% due 04/15/2028 •		82	82
Ent Auto Receivables Trust 6.220% due 08/16/2027		252	252
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		800	809
Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	606	449
5.889% due 05/15/2026		321	238
GMF Canada Leasing Trust Asset-Backed Notes 4.883% due 12/21/2026 «		1,000	766
Golub Capital Partners Static Ltd. 6.512% due 04/20/2033 •		$516	517
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		800	809
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		800	803
Kubota Credit Owner Trust 5.450% due 04/15/2027		600	607
LAD Auto Receivables Trust
5.680% due 10/15/2026		191	192
5.700% due 03/15/2027		400	402
5.930% due 06/15/2027		704	706
M&T Equipment Notes 6.090% due 07/15/2030		420	422
Madison Park Funding Ltd. 6.459% due 10/18/2030 •		792	793
Marble Point CLO Ltd. 6.603% due 10/15/2030 •		228	228
Master Credit Card Trust
6.091% due 01/21/2028 •		1,500	1,505
6.191% due 01/21/2027 •		1,000	1,003
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	467	346
Nassau Ltd. 6.813% due 01/15/2030 •		$56	56
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		839	757
1.310% due 01/15/2069		109	102
2.400% due 10/15/2068		101	97
2.600% due 08/15/2068		669	642
2.640% due 05/15/2068		165	160

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

3.130% due 02/15/2068	556	544
6.211% due 04/15/2069 •	202	202
Neuberger Berman CLO Ltd. 6.555% due 01/28/2030 •	214	214
Northwoods Capital Ltd.
6.137% due 06/15/2031 •	800	800
6.363% due 11/13/2031 •	932	934
OCP CLO Ltd. 6.664% due 07/20/2029 •	145	145
Oscar U.S. Funding LLC 5.480% due 02/10/2027	1,510	1,509
OSD CLO Ltd. 6.417% due 04/17/2031 •	578	579
Palmer Square Loan Funding Ltd. 6.363% due 10/15/2029 •	565	566
PRET LLC 4.868% due 07/25/2051 þ	316	312
Regatta Funding Ltd. 6.485% due 10/25/2031 •	832	833
SBNA Auto Lease Trust
4.940% due 11/20/2026	800	801
5.670% due 11/20/2026	400	402
SCCU Auto Receivables Trust 5.450% due 12/15/2027	800	805
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	475	477
SMB Private Education Loan Trust
5.380% due 01/15/2053	597	611
6.011% due 01/15/2053 •	654	648
Symphony Static CLO Ltd. 6.376% due 10/25/2029 •	817	818
Tesla Auto Lease Trust
5.846% due 06/22/2026 •	1,800	1,800
5.860% due 08/20/2025	604	605
6.020% due 09/22/2025	798	799
Tesla Electric Vehicle Trust 5.865% due 12/21/2026 •	855	855
Towd Point HE Trust 0.918% due 02/25/2063 ~	54	52
Toyota Auto Receivables Owner Trust 5.787% due 01/15/2026 •	87	87
Toyota Lease Owner Trust 0.000% due 02/22/2027 •	900	901
Trillium Credit Card Trust
5.598% due 12/26/2028 •	1,000	1,002
5.698% due 08/26/2028 •	1,500	1,505
Venture CLO Ltd. 6.594% due 07/20/2030 •	277	277
Voya CLO Ltd. 6.482% due 07/20/2032 •	800	800
World Omni Auto Receivables Trust 5.922% due 02/16/2027 •	482	483

Total Asset-Backed Securities (Cost $43,644)		43,539

SOVEREIGN ISSUES 0.8%
Development Bank of Japan, Inc. 1.750% due 02/18/2025	1,300	1,286

Total Sovereign Issues (Cost $1,283)		1,286

SHORT-TERM INSTRUMENTS 49.9%
COMMERCIAL PAPER 5.1%
Arrow Electronics, Inc.
5.200% due 10/10/2024	700	699
5.200% due 10/11/2024	1,200	1,198
Crown Castle, Inc.
5.270% due 10/24/2024	250	249
5.270% due 10/29/2024	850	846
5.300% due 10/24/2024	600	598
5.300% due 10/29/2024 (a)	600	597
5.720% due 10/01/2024	400	400
Harley-Davidson Financial Services, Inc.
5.400% due 11/12/2024	250	248
5.600% due 12/03/2024	250	248
5.780% due 10/02/2024	250	250
5.900% due 11/04/2024	250	249
5.970% due 10/17/2024	500	499
5.990% due 10/02/2024	250	250
Quanta Services, Inc. 5.150% due 10/03/2024 (a)	1,500	1,499

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Walt Disney Co. 5.260% due 01/09/2025	192	190

		8,020

REPURCHASE AGREEMENTS (c) 44.8%		70,500

Total Short-Term Instruments (Cost $78,521)		78,520

Total Investments in Securities (Cost $193,530)		193,136

Total Investments 122.7% (Cost $193,530)		$193,136
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $0)		(16)
Other Assets and Liabilities, net (22.7)%		(35,729)

Net Assets 100.0%		$157,391

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.950%	09/30/2024	10/01/2024	$37,900	U.S. Treasury Bonds 3.000% due 08/15/2048	$(38,598)	$37,900	$37,905
4.990	10/01/2024	10/02/2024	32,600	U.S. Treasury Bonds 1.875% due 02/15/2041	(33,338)	32,600	32,600

Total Repurchase Agreements	$(71,936)	$70,500	$70,505

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	22	$(4,581)	$(17)	$8	$0
U.S. Treasury 5-Year Note December Futures	12/2024	8	(879)	(1)	3	0

Total Futures Contracts	$(18)	$11	$0

Cash of $153 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	10/2024	GBP	1,179	$1,555	$0	$(21)
JPM	10/2024	$208	CAD	283	1	0
MBC	10/2024	1,577	GBP	1,179	0	(1)
11/2024	GBP	1,179	$1,577	1	0
01/2025	306	390	0	(19)
MYI	10/2024	$2,707	CAD	3,646	0	(10)
11/2024	CAD	3,643	$2,707	10	0
SCX	10/2024	3,928	2,916	12	0

Total Forward Foreign Currency Contracts	$24	$(51)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,156	$0	$27,156
Industrials	0	23,015	0	23,015
Utilities	0	3,578	0	3,578
U.S. Government Agencies	0	5,246	0	5,246
U.S. Treasury Obligations	0	6,609	0	6,609
Non-Agency Mortgage-Backed Securities	0	4,187	0	4,187
Asset-Backed Securities	0	42,773	766	43,539
Sovereign Issues	0	1,286	0	1,286
Short-Term Instruments
Commercial Paper	0	8,020	0	8,020
Repurchase Agreements	0	70,500	0	70,500

Total Investments	$0	$192,370	$766	$193,136

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11	0	11
Over the counter	0	24	0	24

	$0	$35	$0	$35
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(51)	$0	$(51)

Total Financial Derivative Instruments	$0	$(16)	$0	$(16)

Totals	$0	$192,354	$766	$193,120

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.1% ¤
CORPORATE BONDS & NOTES 54.0%
BANKING & FINANCE 34.7%
ABN AMRO Bank NV 6.575% due 10/13/2026 •	$32,600	$33,196
AerCap Ireland Capital DAC
1.650% due 10/29/2024	27,315	27,239
1.750% due 10/29/2024	15,850	15,806
3.500% due 01/15/2025	15,479	15,406
4.450% due 10/01/2025	100	100
6.500% due 07/15/2025	19,922	20,130
Ally Financial, Inc.
4.625% due 03/30/2025	56,792	56,602
5.800% due 05/01/2025	4,803	4,821
American Express Co.
5.788% (SOFRINDX + 0.650%) due 11/04/2026 ~	20,038	20,074
5.854% (SOFRRATE + 0.760%) due 02/13/2026 ~	33,410	33,543
5.906% (SOFRINDX + 0.930%) due 03/04/2025 ~	3,219	3,223
5.951% (SOFRRATE + 0.750%) due 04/23/2027 ~	5,419	5,423
American Honda Finance Corp.
5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~	35,700	35,727
5.649% due 02/12/2025 •	73,250	73,304
5.675% (SOFRRATE + 0.600%) due 08/14/2025 ~	6,673	6,685
5.732% (SOFRINDX + 0.700%) due 11/22/2024 ~	2,800	2,802
5.938% due 01/10/2025 •	15,500	15,515
5.981% (SOFRINDX + 0.780%) due 04/23/2025 ~	20,694	20,744
6.097% (SOFRINDX + 0.790%) due 10/03/2025 ~	7,900	7,929
American Tower Corp.
1.300% due 09/15/2025	1,400	1,356
2.400% due 03/15/2025	6,805	6,724
2.950% due 01/15/2025	53,700	53,345
4.000% due 06/01/2025	31,219	31,059
Athene Global Funding
1.450% due 01/08/2026	9,300	8,939
1.716% due 01/07/2025	10,934	10,834
2.500% due 01/14/2025	2,385	2,367
2.550% due 06/29/2025	1,390	1,365
5.958% (SOFRINDX + 0.850%) due 05/08/2026 ~	73,308	73,259
6.010% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,350	1,350
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~	37,200	37,258
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,013
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	89,472	88,547
5.500% due 01/15/2026	300	302
Bank of America Corp.
2.015% due 02/13/2026 •	1,000	989
2.456% due 10/22/2025 •	29,373	29,321
3.093% due 10/01/2025 •	27,380	27,380
3.366% due 01/23/2026 •	15,283	15,199
3.384% due 04/02/2026 •	46,300	45,937
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~	38,197	38,207
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~	1,702	1,710
Bank of America NA 5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~	3,275	3,288
Bank of Montreal 5.628% (SOFRINDX + 0.710%) due 12/12/2024 ~	9,175	9,184
Bank of Nova Scotia 5.728% (SOFRRATE + 0.460%) due 01/10/2025 ~	159	159
Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	2,000	1,973
2.375% due 11/21/2024	1,650	1,644
5.548% (SOFRINDX + 0.410%) due 02/04/2025 ~	24,856	24,869
6.656% (SOFRINDX + 1.400%) due 07/13/2026 ~	10,730	10,864
6.656% due 07/13/2026 ~	5,200	5,265
Barclays PLC
2.852% due 05/07/2026 •	34,236	33,793
3.650% due 03/16/2025	23,600	23,467
5.304% due 08/09/2026 •	8,836	8,869
7.325% due 11/02/2026 •	1,390	1,427
BNP Paribas SA
2.219% due 06/09/2026 •	1,100	1,079
2.819% due 11/19/2025 •	105,106	104,708
3.375% due 01/09/2025	29,393	29,238

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

BPCE SA
2.375% due 01/14/2025	20,000	19,839
5.826% (SOFRRATE + 0.570%) due 01/14/2025 ~	13,682	13,694
5.834% (SOFRRATE + 0.960%) due 09/25/2025 ~	34,687	34,851
Canadian Imperial Bank of Commerce 5.644% (SOFRINDX + 0.420%) due 10/18/2024 ~	1,000	1,000
Citibank NA
5.674% (SOFRRATE + 0.805%) due 09/29/2025 ~	2,310	2,320
5.754% (SOFRINDX + 0.590%) due 04/30/2026 ~	14,500	14,512
Citigroup, Inc.
2.014% due 01/25/2026 •	12,929	12,800
3.106% due 04/08/2026 •	34,000	33,671
5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~	86,771	86,811
6.105% (TSFR3M + 1.512%) due 07/01/2026 ~	6,443	6,484
6.408% (SOFRRATE + 1.528%) due 03/17/2026 ~	18,138	18,223
Commonwealth Bank of Australia 5.690% (SOFRRATE + 0.400%) due 07/07/2025 ~	12,000	12,010
Cooperatieve Rabobank UA
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~	27,300	27,353
5.667% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,335
5.924% (SOFRINDX + 0.700%) due 07/18/2025 ~	10,500	10,533
5.986% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,170
6.196% (SOFRINDX + 0.900%) due 10/05/2026 ~	950	956
Credit Agricole SA
3.250% due 10/04/2024	61,000	60,991
6.586% (SOFRRATE + 1.290%) due 07/05/2026 ~	3,600	3,646
Danske Bank AS 3.244% due 12/20/2025 •	17,500	17,409
DBS Group Holdings Ltd. 5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~	50,000	50,092
Deutsche Bank AG
3.961% due 11/26/2025 •	51,316	51,188
4.162% due 05/13/2025	1,075	1,072
6.119% due 07/14/2026 •	92,878	93,638
F&G Global Funding 5.150% due 07/07/2025	3,962	3,962
Federation des Caisses Desjardins du Quebec
2.050% due 02/10/2025	2,530	2,504
5.278% due 01/23/2026 •	901	902
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	38,008	37,587
3.375% due 11/13/2025	10,445	10,249
4.063% due 11/01/2024	20,684	20,661
4.134% due 08/04/2025	25,065	24,839
4.389% due 01/08/2026	27,552	27,323
4.687% due 06/09/2025	9,540	9,509
5.125% due 06/16/2025	16,768	16,765
6.950% due 03/06/2026	11,200	11,467
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~	2,424	2,486
GA Global Funding Trust
3.850% due 04/11/2025	43,372	43,115
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~	19,600	19,684
General Motors Financial Co., Inc.
1.200% due 10/15/2024	7,945	7,932
2.750% due 06/20/2025	17,693	17,413
2.900% due 02/26/2025	21,005	20,833
3.500% due 11/07/2024	22,223	22,188
3.800% due 04/07/2025	5,800	5,759
4.000% due 01/15/2025	10,666	10,628
4.350% due 04/09/2025	30,300	30,188
5.876% (SOFRRATE + 0.620%) due 10/15/2024 ~	13,400	13,402
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~	25,817	25,906
Goldman Sachs Group, Inc.
5.736% due 12/09/2026 •	8,885	8,890
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~	43,100	43,221
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~	17,162	17,261
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025	14,323	13,873
HSBC Holdings PLC
1.645% due 04/18/2026 •	15,305	15,025
2.099% due 06/04/2026 •	20,552	20,166
2.633% due 11/07/2025 •	38,000	37,888
2.999% due 03/10/2026 •	37,010	36,671
4.292% due 09/12/2026 •	1,500	1,494
6.387% (SOFRRATE + 1.430%) due 03/10/2026 ~	13,907	13,963
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~	20,574	20,759
Hyundai Capital Services, Inc. 2.125% due 04/24/2025	2,215	2,183
ING Groep NV
3.869% due 03/28/2026 •	69,987	69,652
5.879% due 04/01/2027 •	18,846	18,934
6.509% due 03/28/2026 •	26,091	26,245
Jackson National Life Global Funding 1.750% due 01/12/2025	13,340	13,209

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

John Deere Capital Corp. 5.710% due 10/22/2025 •	16,200	16,229
JPMorgan Chase & Co.
1.561% due 12/10/2025 •	1,700	1,687
2.005% due 03/13/2026 •	2,000	1,974
2.301% due 10/15/2025 •	33,100	33,060
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~	12,653	12,664
5.546% due 12/15/2025 •	15,000	15,010
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~	40,157	40,242
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~	2,903	2,925
LeasePlan Corp. NV 2.875% due 10/24/2024	64,229	64,125
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	40,272	39,891
3.511% due 03/18/2026 •	37,633	37,375
4.450% due 05/08/2025	1,300	1,296
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •	12,781	12,826
5.719% due 02/20/2026 •	3,972	3,983
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~	24,161	24,211
6.700% (SOFRRATE + 1.440%) due 04/17/2026 ~	11,447	11,504
Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •	18,084	17,783
6.013% (SOFRRATE + 0.960%) due 05/22/2026 ~	45,470	45,629
Morgan Stanley
2.188% due 04/28/2026 •	52,857	52,040
5.700% (SOFRRATE + 0.509%) due 01/22/2025 ~	12,117	12,118
5.989% (SOFRRATE + 0.950%) due 02/18/2026 ~	66,700	66,802
NatWest Markets PLC
3.479% due 03/22/2025	6,805	6,754
5.629% (SOFRRATE + 0.760%) due 09/29/2026 ~	1,995	1,992
6.318% due 03/22/2025 ~	40,633	40,872
6.318% (SOFRRATE + 1.450%) due 03/22/2025 ~	4,612	4,639
Nomura Holdings, Inc.
1.851% due 07/16/2025	90,140	88,132
5.099% due 07/03/2025	36,819	36,887
Nordea Bank Abp
5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~	43,340	43,493
6.147% due 06/06/2025	2,000	2,007
Nuveen Finance LLC 4.125% due 11/01/2024	9,496	9,486
Protective Life Global Funding 5.969% due 12/11/2024 •	21,130	21,166
Royal Bank of Canada 5.742% (SOFRINDX + 0.525%) due 01/20/2026 ~	31,476	31,486
Skandinaviska Enskilda Banken AB
5.906% due 06/09/2025 ~	500	502
5.906% (SOFRRATE + 0.960%) due 06/09/2025 ~	58,450	58,671
Societe Generale SA
2.625% due 10/16/2024	43,951	43,899
2.625% due 01/22/2025	3,554	3,524
Standard Chartered PLC
1.822% due 11/23/2025 •	17,531	17,443
2.819% due 01/30/2026 •	26,666	26,444
3.971% due 03/30/2026 •	32,751	32,544
3.971% due 03/30/2026	1,200	1,192
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~	52,985	53,017
6.180% due 11/23/2025	900	901
6.609% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,400	5,437
7.074% due 03/30/2026	10,500	10,572
7.776% due 11/16/2025 •	16,356	16,405
7.776% due 11/16/2025	8,358	8,383
Sumitomo Mitsui Financial Group, Inc.
6.571% (SOFRRATE + 1.300%) due 07/13/2026 ~	29,785	30,199
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~	25,105	25,426
Sumitomo Mitsui Trust Bank Ltd.
6.060% (SOFRRATE + 1.150%) due 09/14/2026 ~	3,237	3,269
6.089% (SOFRRATE + 1.120%) due 03/09/2026 ~	300	303
6.336% due 09/14/2026	2,850	2,878
6.380% due 03/09/2026	4,720	4,760
Svenska Handelsbanken AB 5.867% (SOFRRATE + 0.910%) due 06/10/2025 ~	10,850	10,892
Swedbank AB
6.211% (SOFRINDX + 0.910%) due 04/04/2025 ~	5,300	5,315
6.211% due 04/04/2025 ~	935	938
6.455% due 06/15/2026	10,509	10,651
Toyota Motor Credit Corp.
5.520% (SOFRRATE + 0.450%) due 05/15/2026 ~	13,261	13,260
5.877% (SOFRRATE + 0.770%) due 08/07/2026 ~	36,000	36,215
5.946% (SOFRRATE + 0.650%) due 01/05/2026 ~	8,000	8,027
UBS AG
3.700% due 02/21/2025	30,000	29,864
5.854% (SOFRRATE + 0.930%) due 09/11/2025 ~	4,308	4,332

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

UBS Group AG 6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~	21,200	21,327
Ventas Realty LP 3.500% due 02/01/2025	1,074	1,068
VICI Properties LP
3.500% due 02/15/2025	28,876	28,678
4.375% due 05/15/2025	56,087	55,826
4.625% due 06/15/2025	9,369	9,319
Wells Fargo & Co.
2.164% due 02/11/2026 •	3,717	3,677
2.188% due 04/30/2026 •	11,600	11,413
2.406% due 10/30/2025 •	127,588	127,243
3.908% due 04/25/2026 •	15,300	15,206
Wells Fargo Bank NA
5.947% (SOFRRATE + 0.800%) due 08/01/2025 ~	9,875	9,900
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~	16,800	16,851

		4,130,950

INDUSTRIALS 15.1%
Arrow Electronics, Inc. 4.000% due 04/01/2025	4,878	4,853
Bacardi Ltd. 4.450% due 05/15/2025	24,258	24,155
Baxter International, Inc.
1.322% due 11/29/2024	55,204	54,836
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~	64,278	64,277
Bayer U.S. Finance LLC
3.375% due 10/08/2024	70,986	70,958
4.250% due 12/15/2025	44,723	44,415
5.500% due 08/15/2025	2,145	2,148
6.125% due 11/21/2026	400	413
Berry Global, Inc. 1.570% due 01/15/2026	4,670	4,495
BMW U.S. Capital LLC
5.710% (SOFRINDX + 0.840%) due 04/01/2025 ~	1,000	1,003
5.719% (SOFRINDX + 0.620%) due 08/11/2025 ~	4,000	4,011
5.864% (SOFRINDX + 0.550%) due 04/02/2026 ~	13,820	13,821
5.894% (SOFRINDX + 0.800%) due 08/13/2026 ~	21,500	21,586
Boeing Co.
2.196% due 02/04/2026	11,067	10,662
2.600% due 10/30/2025	15,010	14,599
2.850% due 10/30/2024	150	150
4.875% due 05/01/2025	4,446	4,430
Broadcom, Inc. 3.625% due 10/15/2024	39,058	39,022
Carrier Global Corp. 2.242% due 02/15/2025	12,000	11,877
CommonSpirit Health 2.760% due 10/01/2024	47,551	47,551
Cox Communications, Inc. 3.850% due 02/01/2025	1,595	1,587
Daimler Truck Finance North America LLC 5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~	63,004	63,075
Energy Transfer LP
2.900% due 05/15/2025	56,646	55,956
4.050% due 03/15/2025	25,447	25,336
5.750% due 04/01/2025	39,264	39,237
FirstEnergy Pennsylvania Electric Co. 4.000% due 04/15/2025	1,375	1,365
Flex Ltd. 4.750% due 06/15/2025	10,508	10,483
Fox Corp. 3.050% due 04/07/2025	12,296	12,178
General Motors Co.
4.000% due 04/01/2025	14,782	14,715
6.125% due 10/01/2025	9,245	9,336
Global Payments, Inc.
1.500% due 11/15/2024	2,920	2,906
2.650% due 02/15/2025	15,393	15,250
Haleon U.K. Capital PLC 3.125% due 03/24/2025	84,723	83,984
HCA, Inc.
5.250% due 04/15/2025	56,708	56,782
5.375% due 02/01/2025	85,986	86,022
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	91,470	90,844
Hyundai Capital America
1.800% due 10/15/2025	1,993	1,937
5.800% due 06/26/2025	14,500	14,608
5.920% (SOFRRATE + 1.040%) due 03/19/2027 ~	1,365	1,369
6.250% due 11/03/2025	9,562	9,742
6.288% due 08/04/2025 •	45,655	45,899
6.458% (SOFRRATE + 1.320%) due 11/03/2025 ~	6,640	6,689

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Imperial Brands Finance PLC 4.250% due 07/21/2025	2,859	2,844
J M Smucker Co. 3.500% due 03/15/2025	18,027	17,922
Leidos, Inc. 3.625% due 05/15/2025	20,838	20,662
Mercedes-Benz Finance North America LLC
5.745% due 08/01/2025 ~	5,000	5,010
5.745% (SOFRRATE + 0.570%) due 08/01/2025 ~	13,050	13,075
5.798% (SOFRRATE + 0.930%) due 03/30/2025 ~	250	251
5.808% (SOFRRATE + 0.630%) due 07/31/2026 ~	23,600	23,594
5.972% (SOFRRATE + 0.670%) due 01/09/2026 ~	75,100	75,251
Microchip Technology, Inc. 4.250% due 09/01/2025	40,161	39,986
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	1,160	1,141
ONEOK Partners LP 4.900% due 03/15/2025	6,365	6,360
Oracle Corp. 2.950% due 05/15/2025	24,292	24,029
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	8,384	8,365
3.950% due 03/10/2025	3,525	3,507
Quanta Services, Inc. 0.950% due 10/01/2024	22,878	22,878
Reynolds American, Inc. 4.450% due 06/12/2025	28,200	28,120
Rogers Communications, Inc. 2.950% due 03/15/2025	62,925	62,352
Rolls-Royce PLC 3.625% due 10/14/2025	450	444
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025	18,191	18,209
Southwest Airlines Co. 5.250% due 05/04/2025	3,500	3,504
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	12,300	12,146
T-Mobile USA, Inc. 3.500% due 04/15/2025	121,742	120,896
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	17,005	16,878
VMware, Inc. 4.500% due 05/15/2025	27,574	27,519
Volkswagen Group of America Finance LLC
5.704% (SOFRRATE + 0.830%) due 03/20/2026 ~	40,220	40,282
5.704% due 03/20/2026 ~	14,712	14,735
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~	39,809	39,925
5.848% due 09/12/2025 ~	4,195	4,207
6.131% (SOFRRATE + 1.060%) due 08/14/2026 ~	23,043	23,115
6.131% due 08/14/2026 ~	675	677
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	12,858	12,696
Woodside Finance Ltd. 3.650% due 03/05/2025	2,262	2,249
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	9,625	9,571
3.550% due 04/01/2025	9,477	9,410

		1,800,372

UTILITIES 4.2%
AES Corp. 3.300% due 07/15/2025	200	197
American Electric Power Co., Inc. 5.699% due 08/15/2025	4,282	4,317
Avangrid, Inc.
3.150% due 12/01/2024	5,665	5,644
3.200% due 04/15/2025	39,723	39,324
DTE Energy Co.
1.050% due 06/01/2025	13,032	12,721
4.220% due 11/01/2024 þ	2,234	2,232
Duke Energy Corp. 3.364% due 04/15/2025	17,100	16,945
Edison International
3.550% due 11/15/2024	3,627	3,618
4.700% due 08/15/2025	7,554	7,538
Electricite de France SA 3.625% due 10/13/2025	2,175	2,154
Enel Finance International NV
4.500% due 06/15/2025	11,803	11,754
6.800% due 10/14/2025	9,352	9,581
Eversource Energy
2.900% due 10/01/2024	11,803	11,803
3.150% due 01/15/2025	2,000	1,988

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

FirstEnergy Transmission LLC 4.350% due 01/15/2025	22,000	21,969
Georgia Power Co. 5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	92,481	92,731
Jersey Central Power & Light Co. 4.300% due 01/15/2026	1,075	1,071
NextEra Energy Capital Holdings, Inc. 5.935% (SOFRINDX + 0.760%) due 01/29/2026 ~	60,714	60,934
Pacific Gas & Electric Co.
4.950% due 06/08/2025	3,900	3,898
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	70,000	70,031
Pinnacle West Capital Corp.
1.300% due 06/15/2025	23,367	22,792
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	17,600	17,642
Sempra 3.300% due 04/01/2025	63,822	63,282
Southern California Edison Co.
4.200% due 06/01/2025	8,250	8,219
4.400% due 09/06/2026	4,800	4,839

		497,224

Total Corporate Bonds & Notes (Cost $6,406,197)		6,428,546

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
2.000% due 12/25/2044	780	695
5.645% due 05/25/2037 •	8	8
5.695% due 12/25/2045 •	1,394	1,372
5.725% due 02/25/2037 •	15	15
5.745% due 11/25/2036 •	33	32
5.763% due 01/25/2037 •	191	189
5.766% due 06/25/2048 •	6,059	5,995
5.786% due 08/25/2044 •	2,086	2,032
5.795% due 06/25/2026 •	23	23
5.805% due 09/25/2035 •	175	174
5.815% due 03/25/2037 •	125	124
5.816% due 08/25/2044 - 10/25/2044 •	6,904	6,806
5.845% due 02/25/2038 - 06/25/2059 •	4,792	4,748
5.856% due 04/18/2028 - 09/18/2031 •	80	80
5.866% due 07/25/2044 - 03/25/2060 •	16,201	16,204
5.895% due 06/25/2031 •	37	37
5.916% due 07/25/2046 •	4,135	4,105
5.956% due 05/18/2032 •	33	33
5.966% due 07/25/2046 •	2,491	2,440
6.006% due 03/18/2032 •	52	52
6.075% due 12/25/2037 •	207	207
6.095% due 05/25/2037 •	44	45
6.145% due 03/25/2037 - 02/25/2040 •	42	42
6.175% due 02/25/2038 •	532	537
6.245% due 07/25/2038 •	10	10
6.295% due 03/25/2032 •	7	7
6.902% due 05/01/2038 •	162	167
6.961% due 01/01/2036 •	1,236	1,286
Freddie Mac
1.000% due 08/15/2044	4,012	3,347
5.500% due 08/05/2027	124,000	124,089
5.550% due 07/30/2027	38,000	38,027
5.707% due 11/15/2036 - 01/15/2040 •	6	6
5.777% due 02/15/2037 •	456	451
5.786% due 05/15/2038 •	1,385	1,413
5.796% due 05/15/2041 •	1,434	1,410
5.816% due 03/15/2037 - 03/15/2043 •	24,339	24,026
5.866% due 12/15/2042 - 11/15/2044 •	3,689	3,695
5.877% due 04/15/2041 •	136	135
5.886% due 06/15/2044 •	4,616	4,770
5.907% due 09/15/2048 - 04/15/2049 •	3,364	3,322
5.916% due 12/15/2037 •	787	767
5.951% due 02/25/2026 •	1,905	1,908
5.957% due 07/15/2039 •	19	19
6.942% due 09/01/2037 •	904	943
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,413	2,190
3.000% due 07/20/2046	223	218
5.100% due 05/20/2063 •	88	87
5.525% due 03/20/2049 - 06/20/2049 •	11,774	11,643
5.645% due 01/20/2068 •	1,016	1,007
5.675% due 09/20/2040 •	2,719	2,659
5.695% due 05/20/2041 •	5,243	5,130
5.705% due 10/20/2040 •	4,911	4,811
5.725% due 05/20/2041 •	1,449	1,418
5.767% due 03/20/2068 •	46	46
5.815% due 02/20/2040 •	1,681	1,692
5.845% due 04/20/2040 •	3,493	3,519
5.867% due 11/20/2070 •	2,492	2,455

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.875% due 03/20/2040 •	3,657	3,689
5.911% due 01/16/2040 •	1,958	1,969
5.937% due 06/20/2067 •	601	598
5.967% due 03/20/2061 - 07/20/2067 •	1,190	1,187
5.982% due 10/20/2062 •	42	41
6.000% due 12/15/2033	7	8
6.067% due 05/20/2065 - 05/20/2069 •	5,719	5,710
6.084% due 12/20/2068 •	4,693	4,675
6.117% due 12/20/2064 - 10/20/2065 •	9,788	9,779
6.167% due 04/20/2070 •	32,172	32,066
6.197% due 09/20/2063 •	74	74
6.217% due 11/20/2065 - 02/20/2067 •	2,244	2,245
6.247% due 09/20/2066 •	792	792
6.267% due 07/20/2066 •	1,418	1,419
6.275% due 01/20/2074 •	14,885	15,024
6.295% due 09/20/2073 •	10,109	10,211
6.297% due 08/20/2066 •	541	542
6.367% due 09/20/2069 •	680	683
6.387% due 07/20/2065 •	2,185	2,191
6.467% due 01/20/2066 - 12/20/2066 •	3,662	3,678
6.500% due 11/15/2033 - 09/15/2034	13	13
6.517% due 02/20/2066 •	6,148	6,173
6.522% due 04/20/2067 •	1,015	1,035
6.723% due 06/20/2067 •	3,964	4,025
7.000% due 01/15/2031 - 07/15/2032	5	4
7.500% due 09/15/2027 - 06/15/2028	9	9

Total U.S. Government Agencies (Cost $402,093)		400,508

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025	13,394	13,156
0.125% due 10/15/2025	27,638	27,104
0.375% due 07/15/2025	191,388	188,662

Total U.S. Treasury Obligations (Cost $227,424)		228,922

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	10,882	9,717
Ashford Hospitality Trust
6.169% due 04/15/2035 •	1,484	1,476
6.394% due 06/15/2035 •	580	576
Bear Stearns Adjustable Rate Mortgage Trust 5.388% due 08/25/2033 ~	244	235
Beast Mortgage Trust
6.261% due 03/15/2036 •	600	518
6.397% due 02/15/2037 •	8,000	7,124
Beneria Cowen & Pritzer Collateral Funding Corp. 6.010% due 06/15/2038 •	5,500	5,114
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	22,796	19,543
Commercial Mortgage Trust 6.511% due 12/15/2038 •	8,221	7,860
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.194% due 07/15/2032 •	3,095	3,029
6.811% due 10/15/2037 •	8,700	8,449
CRSNT Commercial Mortgage Trust 6.034% due 04/15/2036 •	52,400	51,010
DBCG Mortgage Trust 8.500% due 06/15/2034 •	76,639	76,646
Extended Stay America Trust 6.291% due 07/15/2038 •	2,138	2,137
GCAT Trust
2.650% due 10/25/2068 ~	1,314	1,266
2.885% due 12/27/2066 ~	20,139	18,774
Hilton USA Trust 2.828% due 11/05/2035	11,600	9,983
JP Morgan Chase Commercial Mortgage Securities Trust 6.711% due 09/15/2029 •	17,635	16,522
Legacy Mortgage Asset Trust 4.892% due 10/25/2066 þ	4,617	4,620
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.911% due 11/15/2031 •	177	170
MF1 Ltd. 6.167% due 12/15/2034 •	2,700	2,668
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	396	385
Morgan Stanley Capital Trust
6.244% due 11/15/2034 •	4,332	4,316
6.380% due 12/15/2038 •	47,200	45,146
Natixis Commercial Mortgage Securities Trust 6.311% due 08/15/2038 •	3,000	2,833

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

OBX Trust 2.783% due 01/25/2062 þ	39,470	37,634
RESIMAC Premier
5.924% due 07/10/2052 •	1,357	1,357
5.960% due 02/03/2053 •	7,121	7,108
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	2,934	2,777
Starwood Mortgage Trust 6.069% due 11/15/2036 •	17,200	17,072
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	11,865	11,406
3.750% due 03/25/2058 ~	7,963	7,757
5.569% due 02/25/2057 •	232	238
5.969% due 10/25/2059 •	1,048	1,070
Verus Securitization Trust 0.820% due 10/25/2063 ~	3,887	3,672

Total Non-Agency Mortgage-Backed Securities (Cost $408,541)		390,208

ASSET-BACKED SECURITIES 24.5%
ACAS CLO Ltd. 6.431% due 10/18/2028 •	3,446	3,448
AGL CLO Ltd. 6.744% due 07/20/2034 •	400	400
Allegro CLO Ltd.
6.516% due 10/16/2031 •	773	773
6.529% due 01/19/2033 •	3,700	3,703
Ally Auto Receivables Trust
4.460% due 07/15/2027	5,400	5,400
5.320% due 01/15/2027	8,056	8,066
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •	2,600	2,606
Apidos CLO
6.441% due 07/18/2029 •	5,285	5,286
6.477% due 07/17/2030 •	4,913	4,915
6.554% due 04/20/2031 •	4,786	4,794
6.648% due 07/16/2031 •	630	630
AREIT Trust
6.277% due 11/17/2038 •	3,757	3,750
6.591% due 01/20/2037 •	30,634	30,454
Ares CLO Ltd. 6.606% due 04/17/2033 •	24,800	24,819
ARI Fleet Lease Trust
5.540% due 04/15/2033	12,800	12,956
5.568% due 03/14/2025	8,811	8,815
Atlas Senior Loan Fund Ltd. 6.624% due 04/22/2031 •	1,124	1,125
Bank of America Auto Trust
5.830% due 05/15/2026	7,170	7,185
5.850% due 08/17/2026	13,546	13,595
Barings CLO Ltd. 6.614% due 01/20/2032 •	3,447	3,449
Benefit Street Partners CLO Ltd. 6.577% due 01/17/2032 •	14,458	14,474
BlueMountain CLO Ltd.
6.318% due 11/15/2030 •	5,230	5,235
6.475% due 10/25/2030 •	8,169	8,175
6.724% due 10/22/2030 •	1,272	1,273
BMW Vehicle Lease Trust 5.950% due 08/25/2025	13,350	13,371
BXMT Ltd. 6.597% due 11/15/2037 •	41,439	40,811
Capital One Multi-Asset Execution Trust
1.040% due 11/15/2026	4,700	4,678
2.800% due 03/15/2027	13,000	12,888
Capital One Prime Auto Receivables Trust 5.932% due 10/15/2026 •	19,901	19,913
CARDS Trust 5.869% due 07/15/2028 •	13,100	13,127
Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •	7,383	7,390
6.575% due 07/27/2031 •	2,628	2,633
Carlyle U.S. CLO Ltd. 6.544% due 04/20/2031 •	4,760	4,762
CarMax Auto Owner Trust
3.490% due 02/16/2027	5,590	5,552
4.750% due 10/15/2027	7,900	7,915
5.300% due 03/15/2027	10,698	10,729
5.340% due 08/16/2027	6,964	7,006
5.440% due 08/15/2025	7,818	7,827
5.650% due 05/17/2027	13,100	13,190
5.720% due 11/16/2026	7,271	7,294
5.812% due 09/15/2027 •	46,400	46,396
5.922% due 05/17/2027 •	4,400	4,405

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.942% due 11/16/2026 •	13,694	13,709
5.962% due 03/15/2027 •	20,894	20,906
6.042% due 01/15/2026 •	708	709
6.142% due 12/15/2026 •	18,576	18,609
6.192% due 06/15/2026 •	4,893	4,898
Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,700	1,669
4.130% due 04/12/2027	1,546	1,541
4.610% due 11/10/2027	1,700	1,702
5.198% due 10/10/2025	4,745	4,748
5.620% due 01/10/2029	1,000	1,016
5.630% due 11/10/2027	12,319	12,392
5.770% due 04/12/2027	617	619
5.980% due 12/10/2027	12,500	12,594
6.090% due 11/10/2026	2,289	2,295
6.160% due 10/10/2028	1,900	1,940
6.230% due 01/11/2027	7,262	7,285
Catamaran CLO Ltd. 6.644% due 04/22/2030 •	6,716	6,724
CBAM Ltd. 6.794% due 07/20/2030 •	2,293	2,296
Chase Auto Owner Trust
5.480% due 04/26/2027	8,525	8,558
5.530% due 09/27/2027	11,300	11,386
5.660% due 05/26/2027	19,062	19,171
5.900% due 03/25/2027	25,496	25,617
Chesapeake Funding LLC
6.112% due 05/15/2036 •	9,618	9,588
6.592% due 05/15/2035 •	8,441	8,498
CIFC Funding Ltd. 6.495% due 10/24/2030 •	22,760	22,781
Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	11,600	11,729
5.780% due 12/08/2027 •	35,000	35,073
5.842% due 08/07/2027 •	34,100	34,217
5.981% due 05/14/2029 •	5,550	5,615
Citizens Auto Receivables Trust
5.840% due 01/18/2028	8,000	8,119
5.882% due 11/16/2026 •	19,400	19,415
6.072% due 10/15/2026 •	20,686	20,715
6.292% due 07/15/2026 •	5,000	5,007
CNH Equipment Trust 5.900% due 02/16/2027	17,191	17,268
Commonbond Student Loan Trust 5.819% due 05/25/2041 •	184	182
Crestline Denali CLO Ltd. 6.574% due 04/20/2030 •	5,801	5,803
Daimler Trucks Retail Trust 6.030% due 09/15/2025	8,704	8,721
Dell Equipment Finance Trust
5.840% due 01/22/2029	9,577	9,598
6.100% due 04/23/2029	12,700	12,752
Discover Card Execution Note Trust 4.930% due 06/15/2028	1,000	1,013
DLLAD LLC 5.190% due 04/20/2026	6,014	6,018
DLLMT LLC
1.000% due 07/21/2025	366	365
5.353% due 08/20/2025	5,073	5,083
DLLST LLC 5.330% due 01/20/2026	18,600	18,634
Dryden CLO Ltd. 6.536% due 01/17/2033 •	3,400	3,401
Dryden Senior Loan Fund
6.429% due 10/19/2029 •	11,222	11,244
6.451% due 07/15/2030 •	1,614	1,615
6.543% due 04/15/2028 •	989	989
Elevation CLO Ltd. 6.496% due 10/25/2030 •	3,613	3,616
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	5,679	5,061
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	4,850	4,826
5.310% due 04/20/2027	2,000	2,022
5.548% due 02/20/2025	3,479	3,480
5.613% due 05/20/2025	8,564	8,581
5.740% due 12/20/2026	25,660	25,962
FCCU Auto Receivables Trust 5.760% due 11/15/2027	6,700	6,750
Fifth Third Auto Trust 5.872% due 11/16/2026 •	24,966	24,974
Ford Credit Auto Lease Trust
5.742% due 02/15/2027 •	35,000	34,977
5.932% due 02/15/2026 •	27,461	27,475

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	9,000	9,003
5.742% due 04/15/2027 •	32,500	32,571
6.062% due 03/15/2026 •	7,462	7,466
Galaxy CLO Ltd. 6.533% due 10/15/2030 •	2,832	2,835
Gallatin CLO Ltd. 6.653% due 07/15/2031 •	5,482	5,488
GECU Auto Receivables Trust 5.950% due 03/15/2027	5,595	5,615
GM Financial Automobile Leasing Trust
0.000% due 01/20/2027 •(a)	28,500	28,518
5.795% due 06/22/2026 •	39,813	39,843
6.165% due 10/20/2025 •	2,749	2,751
GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	2,500	2,508
5.742% due 02/16/2027 •	6,593	6,596
5.812% due 09/16/2026 •	6,159	6,162
5.872% due 11/16/2026 •	11,457	11,470
5.962% due 03/16/2026 •	3,138	3,139
6.092% due 05/18/2026 •	6,173	6,178
Golden Credit Card Trust 4.310% due 09/15/2027	14,760	14,740
GoldenTree Loan Management U.S. CLO Ltd. 6.433% due 04/24/2031 •	15,558	15,566
Golub Capital Partners CLO Ltd. 6.595% due 10/25/2034 •	6,600	6,615
Golub Capital Partners Static Ltd. 6.512% due 04/20/2033 •	6,024	6,026
GPMT Ltd. 6.379% due 07/16/2035 •	14,543	14,400
GreenState Auto Receivables Trust 5.530% due 08/16/2027	7,449	7,481
Harley Davidson Motorcycle Trust
4.620% due 08/16/2027	28,600	28,613
5.320% due 06/15/2026	378	378
5.872% due 06/15/2026 •	326	326
Hertz Vehicle Financing LLC
1.210% due 12/26/2025	8,250	8,202
1.990% due 06/25/2026	11,500	11,327
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	3,876	3,882
5.710% due 03/18/2026	32,803	32,899
5.870% due 06/22/2026	23,262	23,372
Huntington Auto Trust 5.500% due 03/15/2027	6,005	6,027
Hyundai Auto Lease Securitization Trust
5.304% due 09/15/2025	12,633	12,648
5.842% due 06/15/2026 •	24,593	24,605
5.842% due 03/15/2027 •	9,765	9,780
5.942% due 03/16/2026 •	19,073	19,086
Hyundai Auto Receivables Trust
5.762% due 04/15/2027 •	24,291	24,303
5.822% due 05/15/2026 •	6,244	6,247
5.972% due 01/15/2027 •	32,931	32,973
6.092% due 12/15/2025 •	3,589	3,591
ICG U.S. CLO Ltd. 6.576% due 04/25/2031 •	927	927
KKR CLO Ltd. 6.481% due 07/18/2030 •	1,734	1,735
Kubota Credit Owner Trust
5.400% due 02/17/2026	3,496	3,501
5.450% due 04/15/2027	23,080	23,360
5.610% due 07/15/2026	23,383	23,479
LAD Auto Receivables Trust
5.210% due 06/15/2027	1,115	1,117
5.680% due 10/15/2026	230	230
5.700% due 03/15/2027	1,500	1,507
5.930% due 06/15/2027	5,279	5,295
LCM Loan Income Fund Ltd. 6.574% due 04/20/2031 •	4,399	4,404
LCM LP 6.544% due 07/20/2030 •	155	155
LCM Ltd.
6.614% due 01/20/2031 •	5,687	5,692
6.633% due 04/15/2031 •	892	893
M&T Equipment Notes 6.090% due 07/15/2030	13,135	13,182
Madison Park Funding Ltd.
6.459% due 10/18/2030 •	17,101	17,123
6.495% due 07/27/2031 •	5,969	6,001
6.534% due 04/20/2032 •	4,485	4,489
6.544% due 07/21/2030 •	2,802	2,805

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Magnetite Ltd. 6.451% due 10/15/2031 •	9,830	9,836
Marathon CLO Ltd.
6.501% due 04/15/2032 •	11,679	11,691
6.662% due 01/20/2033 •	13,700	13,708
Marathon Static CLO Ltd. 6.432% due 07/20/2030 •	6,530	6,541
Marble Point CLO Ltd.
6.603% due 10/15/2030 •	615	615
6.721% due 12/18/2030 •	2,150	2,151
Master Credit Card Trust
6.091% due 01/21/2028 •	50,700	50,883
6.191% due 01/21/2027 •	77,200	77,451
Mercedes-Benz Auto Lease Trust 5.790% due 12/15/2026 •	14,200	14,206
Mercedes-Benz Auto Receivables Trust 5.920% due 11/16/2026	21,657	21,750
MMAF Equipment Finance LLC
5.200% due 09/13/2027	8,877	8,922
5.790% due 11/13/2026	10,414	10,475
Mountain View CLO LLC
6.588% due 01/16/2031 •	8,520	8,526
6.638% due 10/16/2029 •	847	848
Nassau Ltd. 6.813% due 01/15/2030 •	813	813
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	3,784	3,442
1.310% due 01/15/2069	9,592	8,994
1.580% due 04/15/2070	27,597	24,740
1.690% due 05/15/2069	5,584	5,255
2.230% due 07/15/2070	22,122	20,227
3.130% due 02/15/2068	1,594	1,559
4.000% due 12/15/2059	435	430
6.211% due 04/15/2069 •	6,870	6,874
Navient Student Loan Trust
6.195% due 07/26/2066 •	4,126	4,130
6.445% due 12/27/2066 •	11,392	11,425
Nelnet Student Loan Trust
1.420% due 04/20/2062	568	531
5.753% due 12/24/2035 •	1,148	1,139
5.769% due 08/25/2067 •	10,083	10,056
6.195% due 09/25/2065 •	5,850	5,847
6.245% due 02/25/2066 •	5,416	5,402
Neuberger Berman CLO Ltd.
6.483% due 10/15/2029 •	767	768
6.555% due 01/28/2030 •	4,969	4,976
Neuberger Berman Loan Advisers CLO Ltd. 6.584% due 04/20/2031 •	842	842
Newark BSL CLO Ltd. 6.516% due 07/25/2030 •	2,793	2,797
Nissan Auto Lease Trust
5.752% due 06/15/2027 •	20,400	20,400
5.962% due 08/15/2025 •	7,053	7,054
Nissan Auto Receivables Owner Trust
5.902% due 05/15/2026 •	24,780	24,811
5.992% due 02/17/2026 •	3,279	3,281
Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •	3,248	3,250
6.432% due 10/20/2030 •	10,948	10,954
Oscar U.S. Funding LLC
5.192% due 10/10/2025 «	10,700	10,726
5.480% due 02/10/2027	7,981	7,979
OZLM Ltd.
6.432% due 07/20/2030 •	4,644	4,648
6.482% due 10/20/2031 •	1,266	1,267
6.527% due 10/17/2029 •	8,220	8,225
PHEAA Student Loan Trust 6.345% due 11/25/2065 •	2,835	2,831
PRET LLC 4.868% due 07/25/2051 þ	3,535	3,497
Race Point CLO Ltd. 6.503% due 10/15/2030 •	3,305	3,307
Rad CLO Ltd. 6.515% due 04/25/2032 •	11,208	11,220
Ready Capital Mortgage Financing LLC 6.913% due 01/25/2037 •	17,968	17,990
Romark CLO Ltd. 6.575% due 10/23/2030 •	19,524	19,552
Saranac CLO Ltd. 6.333% due 08/13/2031 •	9,009	9,021
SBNA Auto Lease Trust
4.940% due 11/20/2026	29,000	29,052
5.246% due 09/22/2025	5,600	5,603
5.450% due 01/20/2026	15,784	15,821

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.670% due 11/20/2026	3,700	3,721
6.270% due 04/20/2026	17,753	17,842
SCCU Auto Receivables Trust 5.450% due 12/15/2027	2,000	2,011
SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	373	374
6.145% due 03/22/2027 •	1,791	1,793
SLM Private Credit Student Loan Trust 5.518% due 12/15/2038 •	3,197	3,153
SLM Student Loan Trust
6.045% due 12/27/2038 •	1,400	1,386
6.095% due 01/25/2029 •	1,660	1,621
SMB Private Education Loan Trust
1.290% due 07/15/2053	10,849	10,123
2.340% due 09/15/2034	449	445
5.811% due 03/17/2053 •	4,457	4,403
6.111% due 09/15/2034 •	1,605	1,606
6.311% due 09/15/2034 •	350	351
6.311% due 07/15/2053 •	1,368	1,368
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	133	133
SoFi Professional Loan Program LLC
2.650% due 09/25/2040	540	529
6.269% due 02/25/2040 •	4	4
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	9,179	8,612
Sound Point CLO Ltd.
6.524% due 10/20/2030 •	1,627	1,628
6.526% due 07/25/2030 •	5,735	5,738
6.641% due 07/26/2031 •	420	420
6.643% due 04/15/2030 •	597	598
6.664% due 01/21/2031 •	5,341	5,348
6.691% due 04/18/2031 •	792	793
Starwood Mortgage Trust 6.692% due 11/15/2038 •	22,930	22,748
Steele Creek CLO Ltd. 6.614% due 04/21/2031 •	351	351
Symphony Static CLO Ltd. 6.376% due 10/25/2029 •	1,930	1,931
TCW CLO Ltd. 6.516% due 04/25/2031 •	8,328	8,332
Tesla Auto Lease Trust
5.846% due 06/22/2026 •	12,598	12,601
6.020% due 09/22/2025	15,532	15,563
Tesla Electric Vehicle Trust 5.865% due 12/21/2026 •	10,089	10,091
TIAA CLO Ltd. 6.698% due 01/16/2031 •	911	913
Towd Point HE Trust 0.918% due 02/25/2063 ~	3,602	3,497
Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	7,067	7,031
4.630% due 09/15/2027	6,275	6,291
5.300% due 09/15/2027	5,000	5,043
5.742% (SOFR30A + 0.400%) due 08/17/2026 ~	18,049	18,056
Toyota Lease Owner Trust
0.000% due 02/22/2027 •	27,500	27,518
5.896% due 04/20/2026 •	23,941	23,962
Trestles CLO Ltd. 6.714% due 10/20/2034 •	7,700	7,709
Trillium Credit Card Trust
5.598% due 12/26/2028 •	67,700	67,868
5.698% due 08/26/2028 •	95,000	95,338
USAA Auto Owner Trust
5.250% due 03/15/2027	25,400	25,569
5.830% due 07/15/2026	8,220	8,237
Venture CLO Ltd.
6.534% due 07/20/2030 •	21,571	21,581
6.594% due 07/20/2030 •	5,890	5,894
Verizon Master Trust
0.000% due 08/20/2030 •	22,600	22,654
6.025% due 09/08/2028 •	26,000	26,172
VMC Finance LLC 6.229% due 06/16/2036 •	1,115	1,118
Volkswagen Auto Lease Trust
5.816% due 12/21/2026 •	31,300	31,331
5.916% due 01/20/2026 •	16,694	16,706
Volkswagen Auto Loan Enhanced Trust
5.866% due 12/21/2026 •	18,953	18,965
5.975% due 03/22/2027 •	29,595	29,636
Voya CLO Ltd.
6.497% due 04/17/2030 •	9,572	9,578
6.543% due 06/07/2030 •	2,880	2,882
6.563% due 10/15/2030 •	6,432	6,440

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Wind River CLO Ltd. 6.643% due 07/15/2031 •	3,668	3,672
World Omni Auto Receivables Trust
4.780% due 01/18/2028	5,550	5,572
5.752% due 12/15/2026 •	17,942	17,944
5.772% due 07/15/2026 •	3,538	3,538
5.812% due 01/18/2028 •	2,200	2,201
5.910% due 02/16/2027	8,611	8,650
5.922% due 02/16/2027 •	11,228	11,237
6.052% due 11/16/2026 •	6,297	6,301
World Omni Automobile Lease Securitization Trust 5.772% due 02/16/2027 •	26,000	26,019

Total Asset-Backed Securities (Cost $2,916,969)		2,914,968

SOVEREIGN ISSUES 2.4%
CDP Financial, Inc.
5.475% (SOFRINDX + 0.400%) due 05/19/2025 ~	9,250	9,261
5.475% due 05/19/2025 ~	24,000	24,028
CPPIB Capital, Inc.
6.202% (SOFRRATE + 1.250%) due 03/11/2026 ~	36,000	36,476
6.578% (SOFRINDX + 1.250%) due 04/04/2025 ~	114,250	114,878
Kommunekredit 6.094% due 11/16/2025 ~	34,000	34,301
PSP Capital, Inc. 5.241% (SOFRINDX + 0.240%) due 03/03/2025 ~	71,847	71,873

Total Sovereign Issues (Cost $290,593)		290,817

SHORT-TERM INSTRUMENTS 12.6%
CERTIFICATES OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp. 5.050% due 02/27/2025	5,700	5,700

COMMERCIAL PAPER 3.9%
AES Corp. 5.300% due 10/29/2024 (a)	26,950	26,834
Arrow Electronics, Inc.
5.200% due 10/10/2024	18,400	18,373
5.200% due 10/11/2024	33,950	33,896
Bacardi Martini BV
5.300% due 10/31/2024 (a)	8,350	8,312
5.600% due 10/10/2024	12,700	12,682
Constellation Brands, Inc. 5.100% due 10/09/2024 (a)	3,900	3,895
Crown Castle, Inc.
5.300% due 10/29/2024 (a)	119,400	118,896
5.720% due 10/01/2024	119,200	119,183
Entergy Corp. 5.600% due 10/15/2024	15,550	15,518
Harley-Davidson Financial Services, Inc. 5.600% due 12/03/2024	2,200	2,180
Huntington Ingalls Industries, Inc. 5.250% due 10/03/2024 (a)	8,450	8,447
Jabil, Inc. 5.320% due 10/11/2024 (a)	74,650	74,523
Jones Lang LaSalle Finance BV 5.070% due 10/22/2024	19,400	19,341
Targa Resources Corp. 5.400% due 10/28/2024	1,100	1,095

		463,175

REPURCHASE AGREEMENTS (c) 8.5%		1,012,700

SHORT-TERM NOTES 0.1%
DLLST LLC 5.562% due 01/21/2025	446	446
Kubota Credit Owner Trust 5.531% due 02/18/2025	4,345	4,347
Space Coast Credit Union Auto Receivables Trust 5.660% due 07/15/2025	6,266	6,268

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Volkswagen Auto Lease Trust 5.516% due 03/20/2025	6,085	6,088

		17,149

Total Short-Term Instruments (Cost $1,498,786)		1,498,724

Total Investments in Securities (Cost $12,150,603)		12,152,693

Total Investments 102.1% (Cost $12,150,603)		$12,152,693
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		2,069
Other Assets and Liabilities, net (2.1)%		(249,365)

Net Assets 100.0%		$11,905,397

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.930%	09/30/2024	10/01/2024	$846,500	U.S. Treasury Notes 0.375% - 4.250% due 11/30/2025 - 12/31/2025		$(872,512)	$846,500	$846,616
	4.980	09/30/2024	10/01/2024	162,200	U.S. Treasury Notes 3.500% due 09/15/2025		(165,376)	162,200	162,222
	5.250	09/30/2024	10/01/2024	4,000	U.S. Treasury Notes 0.750% due 08/31/2026		(4,080)	4,000	4,001

Total Repurchase Agreements							$(1,041,968)	$1,012,700	$1,012,839

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(52,797) at a weighted average interest rate of 5.446%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2024	5,516	$(1,148,664)	$(2,393)	$2,069	$0

Total Futures Contracts							$(2,393)	$2,069	$0

Cash of $13,913 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$4,130,950	$0	$4,130,950
Industrials					0	1,800,372	0	1,800,372
Utilities					0	497,224	0	497,224
U.S. Government Agencies					0	400,508	0	400,508
U.S. Treasury Obligations					0	228,922	0	228,922
Non-Agency Mortgage-Backed Securities					0	390,208	0	390,208
Asset-Backed Securities					0	2,904,242	10,726	2,914,968
Sovereign Issues					0	290,817	0	290,817
Short-Term Instruments
Certificates of Deposit					0	5,700	0	5,700
Commercial Paper					8,447	454,728	0	463,175
Repurchase Agreements					0	1,012,700	0	1,012,700
Short-Term Notes					0	17,149	0	17,149

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Total Investments	$8,447	$12,133,520	$10,726	$12,152,693

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,069	$0	$2,069

Total Financial Derivative Instruments	$0	$2,069	$0	$2,069

Totals	$8,447	$12,135,589	$10,726	$12,154,762

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.2% ¤
MUNICIPAL BONDS & NOTES 90.8%
ALABAMA 3.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.500% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,947
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,365
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	3,031
5.500% due 10/01/2054	5,000	5,579
Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,057
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,500	1,705
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	4,700	5,206
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,629
5.000% due 11/15/2036	1,220	1,318
5.000% due 11/15/2037	875	943
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.000% due 10/01/2031	3,500	3,933
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	1,350	1,350
3.450% due 11/01/2033	1,900	1,915
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,400	4,838
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,411
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,668

		49,895

ALASKA 0.4%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,129
Alaska Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,102
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 5.000% due 06/01/2033	2,890	3,155

		6,386

ARIZONA 0.2%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	2,000	2,142
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	419
Phoenix, Arizona General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,500	1,567

		4,128

CALIFORNIA 3.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 3.600% (MUNIPSA) due 04/01/2056 ~	2,000	1,994
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	5,109
5.250% due 11/01/2054	7,750	8,441
5.500% due 10/01/2054	1,900	2,127
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	1,008
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,282
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2040	2,500	2,842
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 12/01/2042	1,100	1,132
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,559
California State General Obligation Bonds, Series 2022 5.000% due 11/01/2026	6,400	6,760

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	3,208
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	3,500	3,790
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	755
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,111	1,155
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.687% due 06/01/2030	6,000	5,491
2.746% due 06/01/2034	3,000	2,625
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,151
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	541
5.000% due 09/01/2044	690	733
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	6,345

		63,048

COLORADO 2.9%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2042	1,000	1,121
5.000% due 12/01/2043	1,000	1,117
5.000% due 12/01/2044	1,000	1,112
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,555
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	7,000	6,992
5.000% due 11/15/2049	1,360	1,422
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,378
5.250% due 11/01/2037	1,450	1,653
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	4,500	5,178
5.000% due 05/15/2034	3,400	4,008
5.000% due 12/01/2034	6,500	7,519
5.000% due 11/15/2059	5,800	6,395
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,451
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.993% (SOFRRATE) due 09/01/2039 ~	3,400	3,402
University of Colorado Hospital Authority Revenue Bonds, Series 2024 5.000% due 11/15/2031	3,400	3,898

		49,201

CONNECTICUT 1.5%
Bridgeport, Connecticut General Obligation Bonds, Series 2017 5.000% due 08/15/2027	2,690	2,867
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,103
5.000% due 01/01/2035	4,290	4,566
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,700
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,972
Connecticut State General Obligation Bonds, Series 2022 5.000% due 09/15/2028	2,725	2,995
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,289
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,020

		24,512

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,947

DISTRICT OF COLUMBIA 0.9%
District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039 (a)	2,000	2,324
5.000% due 08/01/2040 (a)	5,000	5,776
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,185

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.000% due 07/01/2033	5,000	5,255

		15,540

FLORIDA 2.3%
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,496
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 11/15/2034	6,500	7,683
Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024 5.000% due 02/01/2034	1,500	1,620
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2034 (a)	4,500	5,262
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 4.000% due 10/01/2039	1,000	1,024
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,116
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017 4.000% due 07/01/2033	3,000	3,035
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 5.000% due 10/01/2032	2,750	3,205
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2028	1,450	1,582
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2034	3,960	4,668
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,117
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2027 (c)	350	312
0.000% due 10/01/2029 (c)	700	578
0.000% due 10/01/2034 (c)	1,850	1,250
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	142

		39,090

GEORGIA 3.0%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,764
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,942
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,743
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	630
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,157
5.000% due 04/01/2043	3,375	3,692
Development Authority of Burke County, Georgia Revenue Bonds, Series 2008 3.375% due 11/01/2048	4,500	4,551
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,234
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,106
Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2024 5.000% due 10/15/2030	3,000	3,339
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	736
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	709
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,952
5.000% due 12/01/2052	3,000	3,175
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,068
5.000% due 12/01/2053	7,600	8,281
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	2,400	2,410
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2026	400	411
5.000% due 01/01/2031	1,200	1,282
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2027	200	208
5.000% due 01/01/2029	165	176
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	2,027
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2033 (a)	2,500	2,862

		50,455

HAWAII 0.6%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,041

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	8,475	8,516

		10,557

IDAHO 0.2%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.450% due 01/01/2044	2,490	2,523

ILLINOIS 5.4%
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,500	2,503
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	3,620	3,729
Illinois Finance Authority Revenue Bonds, Series 2020 3.550% due 08/15/2049	7,600	7,600
Illinois Finance Authority Revenue Bonds, Series 2022 3.550% due 08/15/2057	5,000	5,000
Illinois Sales Tax State Revenue Bonds, Series 2024 5.000% due 06/15/2040	1,195	1,328
Illinois State General Obligation Bonds, Series 2020 5.500% due 05/01/2030	7,000	7,661
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,403
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	6,100	6,642
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2032	5,000	5,640
5.000% due 02/01/2033 (a)	13,400	15,192
5.000% due 05/01/2036	8,000	9,055
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,503
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,100	2,123
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,749
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	3,061
5.000% due 01/01/2036	5,000	5,861
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	323
0.000% due 06/15/2037 (c)	1,500	929
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,411
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,090

		89,803

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,566
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,043
4.250% due 11/01/2030	1,500	1,575
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,614
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,152
5.000% due 10/01/2037	800	919
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 03/01/2031	600	666
5.000% due 03/01/2032	700	782
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 02/01/2048	4,000	4,690
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,494

		18,501

IOWA 0.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	8,000	8,009
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,297
5.000% due 12/01/2050	800	938

		12,244

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,650	1,658

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,010
Kentucky State Property & Building Commission Revenue Bonds, Series 2024 4.375% due 09/01/2040	5,850	5,972

		8,640

LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	13,100	13,148
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2027	1,200	1,266
5.000% due 08/15/2028	1,200	1,268
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,980	1,939
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,140
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	2,006

		20,767

MARYLAND 0.4%
Marion County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 06/01/2031	350	378
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,484
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	223
5.000% due 06/01/2033	445	476
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	3,490	4,010

		6,571

MASSACHUSETTS 1.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,913
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	8,900	9,927
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2033	1,500	1,784
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,593
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.750% (MUNIPSA) due 07/01/2049 ~	1,000	1,000

		18,217

MICHIGAN 2.2%
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	3,000	3,199
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.347% (TSFR3M) due 07/01/2032 ~	3,000	2,939
Grand Traverse County, Michigan Hospital Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2029	1,175	1,277
5.000% due 07/01/2030	1,715	1,883
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2037	5,000	5,817
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.900% (MUNIPSA) due 04/15/2047 ~	3,500	3,480
5.000% due 04/15/2030	2,000	2,243
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,216
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	5,000	5,315
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2034	1,930	2,214
5.000% due 02/28/2039	1,290	1,445
Michigan State Building Authority Revenue Bonds, Series 2015 5.000% due 04/15/2034	2,000	2,037
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,155
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	2,092

		36,312

MINNESOTA 1.6%
Minneapolis, Minnesota Revenue Bonds, Series 2018 3.150% due 11/15/2048	10,070	10,070
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	3,060	3,301

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,700	1,945
State of Minnesota, Minnesota Certificate Bonds, Series 2023 5.000% due 11/01/2042	10,000	11,353

		26,669

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,500
Mississippi Development Bank Revenue Bonds, Series 2024 5.000% due 01/01/2031 (a)	1,250	1,412

		2,912

MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	4,000	4,656

MULTI-STATE 2.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,499	8,739
4.142% due 01/25/2040	10,872	11,217
4.549% due 08/25/2040	13,237	14,031
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.616% due 08/25/2041 ~	6,691	7,207
4.700% due 04/25/2042 ~	4,998	5,478

		46,672

NEBRASKA 0.5%
Douglas County, Nebraska Revenue Bonds, Series 2021 3.680% (MUNIPSA) due 07/01/2035 ~	1,940	1,929
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2042	3,625	4,092
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2025	1,905	1,913

		7,934

NEVADA 2.3%
Clark County, Nevada Department of Highway Revenue Bonds, Series 2024 4.000% due 07/01/2042	5,000	5,103
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,461
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,091
5.000% due 06/15/2029	2,030	2,258
Humboldt County, Nevada Revenue Bonds, Series 2016 3.550% due 10/01/2029	5,000	5,097
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,493
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,504
Nevada State General Obligation Bonds, Series 2023 5.000% due 05/01/2040	10,000	11,416
Washoe County School District, Nevada General Obligation Bonds, Series 2023 4.125% due 06/01/2041	4,235	4,356
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,500	2,522

		39,301

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2025	285	285
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	4,935	4,868
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,325	6,152

		11,305

NEW JERSEY 3.7%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	12,713	12,092
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	2,100	2,134
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	520
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,829

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

New Jersey State General Obligation Bonds, Series 2020 5.000% due 06/01/2026	2,000	2,084
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	1,056
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,473
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,426
5.000% due 06/15/2037	10,985	12,542
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,714
5.000% due 01/01/2030	2,250	2,372
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	1,300	1,301
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	7,870	8,339

		61,882

NEW MEXICO 1.2%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,600
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	7,000	7,235
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,979

		19,814

NEW YORK 13.3%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,730
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	6,487	7,069
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,676
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,006
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,892
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2026	1,360	1,414
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,220
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,641
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	5,000	5,764
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.150% due 11/01/2042	20,000	20,000
5.000% due 08/01/2031	5,000	5,006
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.150% due 11/01/2044	8,000	8,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,293
5.000% due 02/01/2040	2,450	2,717
5.250% due 08/01/2040	4,890	5,547
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,391
New York City, New York General Obligation Bonds, Series 2015 4.150% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2017 4.150% due 10/01/2046	14,200	14,200
New York City, New York General Obligation Bonds, Series 2018 4.150% due 12/01/2047	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.000% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	5,781
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2028	2,000	2,194
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2037	2,000	2,312
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	5,000	5,826
5.000% due 11/01/2037	4,500	5,227
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,525	9,531
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,186
5.000% due 11/15/2037	1,000	1,180
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	3,500	3,566

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2031	3,000	3,267
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,936
4.000% due 02/15/2047	5,000	4,965
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,656
4.000% due 07/01/2051	8,000	7,952
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,006
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	6,500	6,323
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	2,500	2,543
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	4,900	5,708
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2026	1,070	1,120
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,985	3,081
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,479
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2032	4,200	4,896
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	1,270	1,304
5.000% due 06/01/2027	2,800	2,917

		223,522

NORTH CAROLINA 1.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,257
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2022 5.000% due 01/15/2028	1,000	1,079
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	3,000	3,083
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055 (a)	3,400	3,837

		28,021

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,162

OHIO 1.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,077
5.000% due 06/01/2036	2,065	2,217
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,268
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,004
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	589
Northeast Ohio Medical University Revenue Bonds, Series 2021 5.000% due 12/01/2029	115	124
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,027
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 4.100% due 01/01/2043	8,000	8,000
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	1,600	1,800
Ohio Water Development Authority Revenue Bonds, Series 2023 5.000% due 12/01/2038	1,250	1,454
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2037	4,985	5,787
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	430
5.000% due 12/01/2039	430	480
5.000% due 12/01/2040	410	456
5.000% due 12/01/2041	460	509
Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2031 (c)	845	664

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

0.000% due 12/01/2032 (c)	880	663

		31,549

OKLAHOMA 0.5%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,145
5.000% due 06/01/2037	1,100	1,267
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2036	4,000	4,702

		8,114

OREGON 0.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,639
5.000% due 08/15/2036	1,500	1,634
5.000% due 08/15/2037	1,600	1,740
5.000% due 08/15/2038	1,000	1,083
Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2036	2,000	2,352
5.000% due 05/15/2037	1,000	1,171
5.000% due 05/15/2038	2,250	2,623

		12,242

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.850% (MUNIPSA) due 11/15/2047 ~	10,000	9,901
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	2,250	2,267
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2025	1,500	1,518
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016 5.000% due 01/15/2027	2,000	2,118
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,816
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.314% (TSFR3M) due 06/01/2037 ~	4,000	3,753
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2033	600	645
4.000% due 03/01/2035	1,100	1,189
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,250	1,210
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	3,500	3,499
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	4,079
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	5,500	5,718
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	347
5.000% due 08/15/2031	300	306
5.000% due 08/15/2033	1,000	1,017
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,319
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	1,100	1,239
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2036	8,170	9,163
Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 5.000% due 02/01/2031	2,500	2,738
School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 4.000% due 09/01/2038	2,200	2,252
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.000% due 06/01/2031	1,000	1,144
5.250% due 06/01/2042	3,750	4,232

		65,470

PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.263% (TSFR3M) due 07/01/2029 ~	1,280	1,233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,500
4.500% due 07/01/2034	8,671	8,688
5.000% due 07/01/2058	3,000	3,031

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	16,000	15,992

		35,444

RHODE ISLAND 1.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2036	3,065	3,596
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	6,500	7,370
5.000% due 05/15/2037	1,000	1,120
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,101
5.000% due 06/01/2040	2,000	2,013

		25,200

SOUTH CAROLINA 0.3%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.000% due 07/01/2033 (a)	1,720	2,019
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	2,800	3,080

		5,099

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	927
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	920

		1,847

TENNESSEE 2.1%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Bonds, Series 2022 3.950% due 12/01/2027	3,500	3,533
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	872
5.000% due 07/01/2038	500	569
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	3,295	3,458
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (a)	5,400	5,399
3.250% due 10/01/2046 (a)	4,500	4,498
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,500
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,035
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,549
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	3,000	3,092
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,400	3,688

		35,193

TEXAS 12.9%
Aldine Independent School District, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040 (a)	1,500	1,716
5.000% due 02/15/2041 (a)	4,000	4,546
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.500% due 03/01/2043	3,750	3,858
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (c)	3,000	2,842
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,000	2,865
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	3,600	3,868
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,157
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,548
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,435
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024 4.350% due 10/01/2041	2,330	2,372
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,960
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	5,000	4,972
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,362

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	502
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	13,400	13,400
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	2,200	2,521
5.000% due 07/01/2054	6,000	6,554
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	4,004
5.000% due 09/15/2041	3,000	3,413
Harris County, Texas Toll Road Revenue Bonds, Series 2023 5.000% due 08/15/2035	2,960	3,436
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2037	5,000	5,825
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	1,540	1,744
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,567
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,552
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,715
5.000% due 02/15/2038	2,000	2,280
5.000% due 02/15/2039	5,000	5,653
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,562
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2040	1,250	1,396
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,351
4.000% due 05/15/2044	720	717
5.000% due 05/15/2037	950	1,090
5.000% due 05/15/2039	1,000	1,131
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	2,000	2,001
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	2,960
North Texas Tollway Authority Revenue Bonds, Series 2023 5.000% due 01/01/2031	4,300	4,848
North Texas Tollway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2032 (a)	2,900	3,303
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,232
San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, Series 2024 4.550% due 03/01/2043	5,000	5,142
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,346
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	4,072
5.000% due 02/01/2040	4,380	4,980
5.000% due 02/01/2041	3,000	3,393
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,547
Tarrant County Housing Finance Corp., Texas Revenue Bonds, Series 2024 4.600% due 03/01/2043	2,000	2,069
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2053	5,000	5,631
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	7,000	7,932
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.940% (TSFR3M) due 12/15/2026 ~	2,500	2,500
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 06/30/2037	2,950	3,013
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030 (a)	2,900	3,304
5.000% due 10/01/2031 (a)	7,500	8,657
5.000% due 10/01/2042 (a)	590	676
5.000% due 10/01/2043 (a)	5,500	6,265
5.000% due 10/01/2044 (a)	4,000	4,537
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,263
5.000% due 03/15/2041	2,000	2,250
Texas Transportation Commission Revenue Bonds, Series 2019 0.000% due 08/01/2046 (c)	2,950	1,030
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,868
5.000% due 10/15/2029	1,200	1,347
5.000% due 10/15/2030	1,775	2,024
5.000% due 10/15/2047	5,860	6,406
Texas Water Development Board Revenue Bonds, Series 2023 4.600% due 10/15/2039	2,045	2,250

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Texas Water Development Board Revenue Bonds, Series 2024 5.000% due 10/15/2031 (a)	1,750	2,019

		216,779

UTAH 0.2%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2036	2,500	2,860

VIRGINIA 0.9%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,289
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,033
5.000% due 07/01/2038	600	664
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	6,700	7,402
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	3,300	3,324

		15,712

WASHINGTON 2.0%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,457
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,456
Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020 4.000% due 12/01/2037	2,135	2,213
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	5,063
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,951
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	495
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	5,000	5,121
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,170	3,864
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	4,700	4,674
4.400% due 03/01/2043	4,500	4,604

		32,898

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	2,400	2,775

WISCONSIN 1.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2030	265	271
4.000% due 10/01/2041	2,250	2,316
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.100% due 04/01/2048	7,150	7,150
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,336
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2028 (c)	1,075	939
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,798
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2029	1,925	2,071
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	2,000	2,032
Wisconsin State General Obligation Bonds, Series 2022 3.570% (MUNIPSA) due 05/01/2025 ~	4,520	4,520

		27,433

Total Municipal Bonds & Notes (Cost $1,476,498)		1,520,802

U.S. GOVERNMENT AGENCIES 0.6%
Freddie Mac 3.800% due 01/01/2040	9,952	9,997

Total U.S. Government Agencies (Cost $9,556)		9,997

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Multifamily Tax-Exempt Mortgage-backed Securities 4.500% due 08/01/2041	1,000	1,028

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	3,000	3,086

Total Non-Agency Mortgage-Backed Securities (Cost $4,000)		4,114

SHORT-TERM INSTRUMENTS 12.6%
SHORT-TERM NOTES 0.9%
Federal Home Loan Bank 0.000% due 10/01/2024 (c)(d)	15,400	15,398

U.S. TREASURY BILLS 11.1%
4.874% due 10/15/2024 - 12/19/2024 (b)(c)	186,300	185,478

MUNICIPAL BONDS & NOTES 0.6%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	9,500	9,661

Total Municipal Bonds & Notes (Cost $9,621)		9,661

Total Short-Term Instruments (Cost $210,449)		210,537

Total Investments in Securities (Cost $1,700,503)		1,745,450

Total Investments 104.2% (Cost $1,700,503)		$1,745,450
Other Assets and Liabilities, net (4.2)%		(69,594)

Net Assets 100.0%		$1,675,856

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023 - 08/28/2024	$11,173	$12,092	0.72%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,824	6,323	0.38

				$16,997	$18,415	1.10%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$49,895	$0	$49,895
Alaska		0	6,386	0	6,386
Arizona		0	4,128	0	4,128
California		0	63,048	0	63,048
Colorado		0	49,201	0	49,201
Connecticut		0	24,512	0	24,512
Delaware		0	1,947	0	1,947
District of Columbia		0	15,540	0	15,540
Florida		0	39,090	0	39,090
Georgia		0	50,455	0	50,455
Hawaii		0	10,557	0	10,557
Idaho		0	2,523	0	2,523
Illinois		0	89,803	0	89,803
Indiana		0	18,501	0	18,501
Iowa		0	12,244	0	12,244
Kentucky		0	8,640	0	8,640
Louisiana		0	20,767	0	20,767
Maryland		0	6,571	0	6,571
Massachusetts		0	18,217	0	18,217
Michigan		0	36,312	0	36,312
Minnesota		0	26,669	0	26,669
Mississippi		0	2,912	0	2,912
Missouri		0	4,656	0	4,656
Multi-State		0	46,672	0	46,672
Nebraska		0	7,934	0	7,934
Nevada		0	39,301	0	39,301
New Hampshire		0	11,305	0	11,305
New Jersey		0	61,882	0	61,882
New Mexico		0	19,814	0	19,814
New York		0	223,522	0	223,522
North Carolina		0	28,021	0	28,021
North Dakota		0	1,162	0	1,162
Ohio		0	31,549	0	31,549
Oklahoma		0	8,114	0	8,114
Oregon		0	12,242	0	12,242
Pennsylvania		0	65,470	0	65,470
Puerto Rico		0	35,444	0	35,444
Rhode Island		0	25,200	0	25,200
South Carolina		0	5,099	0	5,099
South Dakota		0	1,847	0	1,847
Tennessee		0	35,193	0	35,193
Texas		0	216,779	0	216,779
Utah		0	2,860	0	2,860
Virginia		0	15,712	0	15,712

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Washington	0	32,898	0	32,898
West Virginia	0	2,775	0	2,775
Wisconsin	0	27,433	0	27,433
U.S. Government Agencies	0	9,997	0	9,997
Non-Agency Mortgage-Backed Securities	0	4,114	0	4,114
Short-Term Instruments
Short-Term Notes	0	15,398	0	15,398
U.S. Treasury Bills	0	185,478	0	185,478
Municipal Bonds & Notes	0	9,661	0	9,661

Total Investments	$0	$1,745,450	$0	$1,745,450

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.3% ¤
CORPORATE BONDS & NOTES 96.6%
BANKING & FINANCE 39.6%
ABN AMRO Bank NV 6.339% due 09/18/2027 •	$1,142	$1,183
AerCap Ireland Capital DAC
2.450% due 10/29/2026	3,904	3,750
3.000% due 10/29/2028	210	198
3.300% due 01/30/2032	2,674	2,414
3.400% due 10/29/2033	146	129
3.850% due 10/29/2041	63	53
4.450% due 10/01/2025	766	764
Aflac, Inc. 4.750% due 01/15/2049	51	48
AIA Group Ltd. 4.950% due 04/04/2033	2,301	2,353
AIB Group PLC 7.583% due 10/14/2026 •	453	466
Aircastle Ltd.
4.250% due 06/15/2026	872	866
6.500% due 07/18/2028	120	126
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	2,039	1,639
Alleghany Corp. 3.250% due 08/15/2051	1,585	1,152
Ally Financial, Inc.
2.200% due 11/02/2028	1,695	1,526
4.750% due 06/09/2027	110	110
5.800% due 05/01/2025	130	130
6.184% due 07/26/2035 •	5,426	5,556
American Express Co.
3.950% due 08/01/2025	839	836
4.050% due 12/03/2042	123	112
6.489% due 10/30/2031 •	208	230
American Tower Corp.
2.750% due 01/15/2027	646	624
2.900% due 01/15/2030	2,792	2,583
2.950% due 01/15/2051	2,736	1,858
3.125% due 01/15/2027	333	324
3.600% due 01/15/2028	1,073	1,048
5.900% due 11/15/2033	120	129
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	129
Aon Corp.
2.800% due 05/15/2030	2,062	1,899
2.900% due 08/23/2051	2,129	1,416
3.900% due 02/28/2052	70	56
Arch Capital Group Ltd. 3.635% due 06/30/2050	242	188
Ares Capital Corp.
2.875% due 06/15/2027	957	906
2.875% due 06/15/2028	1,090	1,006
Ares Management Corp. 6.375% due 11/10/2028	1,040	1,119
Arthur J Gallagher & Co.
3.500% due 05/20/2051	20	15
5.750% due 07/15/2054	2,278	2,382
ASB Bank Ltd. 2.375% due 10/22/2031	125	108
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	264	239
Athene Global Funding
1.450% due 01/08/2026	586	563
1.608% due 06/29/2026	1,426	1,358
1.716% due 01/07/2025	41	41
2.673% due 06/07/2031	10	9
Australia & New Zealand Banking Group Ltd.
2.950% due 07/22/2030 •	234	230
4.400% due 05/19/2026 (f)	490	488
AvalonBay Communities, Inc. 5.350% due 06/01/2034	1,782	1,866

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Aviation Capital Group LLC
1.950% due 01/30/2026	168	162
6.250% due 04/15/2028	2,782	2,909
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	43
2.528% due 11/18/2027	1,968	1,838
2.875% due 02/15/2025	1,520	1,504
5.500% due 01/15/2026	2,072	2,083
AXIS Specialty Finance PLC 4.000% due 12/06/2027	120	118
Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	117	118
6.138% due 09/14/2028 •	848	887
7.883% due 11/15/2034 •	1,980	2,274
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	826	804
Banco Santander Chile 2.700% due 01/10/2025	125	124
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025	147	147
Banco Santander SA
1.849% due 03/25/2026	86	83
4.379% due 04/12/2028	120	119
5.147% due 08/18/2025	823	825
5.294% due 08/18/2027	120	123
Bank of America Corp.
1.530% due 12/06/2025 •	1,011	1,004
2.572% due 10/20/2032 •	3,935	3,451
2.592% due 04/29/2031 •	170	154
2.687% due 04/22/2032 •	645	575
2.884% due 10/22/2030 •	130	121
2.972% due 02/04/2033 •	180	161
3.384% due 04/02/2026 •	1,327	1,317
3.419% due 12/20/2028 •	2,933	2,854
3.970% due 03/05/2029 •	100	99
4.271% due 07/23/2029 •	2,480	2,474
4.827% due 07/22/2026 •	867	868
4.948% due 07/22/2028 •	1,003	1,021
5.015% due 07/22/2033 •	3,168	3,252
5.080% due 01/20/2027 •	1,310	1,321
5.288% due 04/25/2034 •	2,102	2,186
5.468% due 01/23/2035 •	3,342	3,516
5.872% due 09/15/2034 •	140	151
Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,327	1,268
6.253% due 09/16/2026 •	120	122
Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	195	196
5.802% due 10/25/2028 •	46	48
5.834% due 10/25/2033 •	2,293	2,485
Bank of New Zealand 1.000% due 03/03/2026	110	105
Bank of Nova Scotia
1.050% due 03/02/2026	53	51
5.250% due 06/12/2028	407	422
Barclays PLC
2.852% due 05/07/2026 •	243	240
4.375% due 01/12/2026	3,835	3,829
5.304% due 08/09/2026 •	546	548
5.829% due 05/09/2027 •	120	122
6.496% due 09/13/2027 •	738	765
7.325% due 11/02/2026 •	120	123
7.385% due 11/02/2028 •	208	225
7.437% due 11/02/2033 •	44	51
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	1,133	797
3.850% due 03/15/2052	1,934	1,634
4.200% due 08/15/2048	372	342
4.250% due 01/15/2049	531	493
5.750% due 01/15/2040	700	797
Berkshire Hathaway, Inc. 4.500% due 02/11/2043 (e)	633	631
BGC Group, Inc. 6.600% due 06/10/2029	2,000	2,070
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	75	49
2.850% due 08/05/2051	1,698	1,134
Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,269	1,213
3.625% due 01/15/2026	251	246
Block Financial LLC 3.875% due 08/15/2030	1,130	1,081
Blue Owl Capital Corp.
2.875% due 06/11/2028	80	73

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

3.400% due 07/15/2026	201	195
4.250% due 01/15/2026	10	10
Blue Owl Finance LLC
3.125% due 06/10/2031	786	690
4.125% due 10/07/2051	466	352
BNP Paribas SA
1.323% due 01/13/2027 •	1,573	1,507
2.219% due 06/09/2026 •	936	918
4.400% due 08/14/2028	3,189	3,174
BPCE SA
1.000% due 01/20/2026	325	311
1.652% due 10/06/2026 •	2,437	2,361
3.500% due 10/23/2027	701	681
5.281% due 05/30/2029	752	777
5.975% due 01/18/2027 •	1,414	1,435
6.612% due 10/19/2027 •	568	590
Brandywine Operating Partnership LP 3.950% due 11/15/2027	386	369
Brighthouse Financial Global Funding 1.550% due 05/24/2026	468	446
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,631	1,513
Brookfield Finance, Inc.
3.625% due 02/15/2052	986	746
3.900% due 01/25/2028	1,108	1,093
4.850% due 03/29/2029	2,365	2,412
Brown & Brown, Inc.
2.375% due 03/15/2031	146	127
4.950% due 03/17/2052	2,674	2,451
CaixaBank SA 6.684% due 09/13/2027 •	1,418	1,476
Cantor Fitzgerald LP 7.200% due 12/12/2028	972	1,032
Capital One Financial Corp.
1.878% due 11/02/2027 •	1,889	1,795
2.636% due 03/03/2026 •	2,319	2,294
4.985% due 07/24/2026 •	240	240
5.247% due 07/26/2030 •	178	181
5.268% due 05/10/2033 •	145	146
5.468% due 02/01/2029 •	120	123
5.700% due 02/01/2030 •	1,692	1,753
CBRE Services, Inc. 5.950% due 08/15/2034	5,590	6,006
Charles Schwab Corp.
1.650% due 03/11/2031	4,705	3,991
1.950% due 12/01/2031	164	140
2.300% due 05/13/2031	10	9
2.900% due 03/03/2032	100	90
Chubb INA Holdings, Inc.
1.375% due 09/15/2030	150	129
3.050% due 12/15/2061	110	75
CI Financial Corp. 7.500% due 05/30/2029	1,584	1,653
Citibank NA 5.570% due 04/30/2034	4,994	5,329
Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,398
2.572% due 06/03/2031 •	500	450
3.057% due 01/25/2033 •	2,906	2,597
3.070% due 02/24/2028 •	130	126
3.668% due 07/24/2028 •	585	575
4.075% due 04/23/2029 •	411	407
4.412% due 03/31/2031 •	80	79
4.542% due 09/19/2030 •	3,000	3,004
4.910% due 05/24/2033 •	150	151
5.610% due 09/29/2026 •	30	30
6.270% due 11/17/2033 •	1,219	1,340
Citizens Bank NA
3.750% due 02/18/2026	659	650
4.575% due 08/09/2028 •	485	485
Citizens Financial Group, Inc.
2.850% due 07/27/2026	987	956
3.250% due 04/30/2030	10	9
CNO Global Funding 5.875% due 06/04/2027	713	734
Commonwealth Bank of Australia
2.688% due 03/11/2031 (f)	1,437	1,266
5.316% due 03/13/2026	974	992
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	110	104
3.750% due 07/21/2026	935	921
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.500% due 04/04/2025	1,067	1,059

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

3.650% due 04/05/2027	1,363	1,341
3.850% due 04/05/2029	1,309	1,276
3.900% due 04/05/2032	196	184
4.400% due 04/05/2052	100	86
Credit Agricole SA
1.247% due 01/26/2027 •	1,438	1,375
1.907% due 06/16/2026 •	51	50
5.301% due 07/12/2028	51	53
6.316% due 10/03/2029 •	1,220	1,298
Crown Castle, Inc.
1.350% due 07/15/2025	23	22
2.100% due 04/01/2031	20	17
2.250% due 01/15/2031	1,020	885
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	629	609
2.900% due 04/01/2041	172	128
3.100% due 11/15/2029	1,662	1,556
3.250% due 01/15/2051	27	19
3.300% due 07/01/2030	100	94
4.300% due 02/15/2029	692	686
4.450% due 02/15/2026	1,068	1,068
CubeSmart LP 3.000% due 02/15/2030	56	52
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,371	1,351
Danske Bank AS
3.244% due 12/20/2025 •	1,523	1,515
4.375% due 06/12/2028	777	774
Deutsche Bank AG
2.129% due 11/24/2026 •	1,921	1,861
3.961% due 11/26/2025 •	457	456
5.414% due 05/10/2029	1,072	1,114
6.720% due 01/18/2029 •	140	148
7.079% due 02/10/2034 •	884	953
Digital Realty Trust LP
3.600% due 07/01/2029	875	846
3.700% due 08/15/2027	51	50
5.550% due 01/15/2028	308	319
Discover Bank 4.650% due 09/13/2028	2,327	2,329
Discover Financial Services 4.100% due 02/09/2027	184	182
DNB Bank ASA 1.535% due 05/25/2027 •	2,236	2,135
DOC DR LLC 3.950% due 01/15/2028	264	260
Empower Finance LP
1.776% due 03/17/2031	61	51
3.075% due 09/17/2051	2,873	1,957
Enstar Group Ltd. 3.100% due 09/01/2031	414	358
EPR Properties
3.750% due 08/15/2029	2,676	2,504
4.950% due 04/15/2028	60	60
Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	559	494
2.625% due 11/18/2024	50	50
3.000% due 07/15/2050	838	572
3.200% due 11/18/2029	1,388	1,311
Equitable Financial Life Global Funding 1.300% due 07/12/2026	642	611
Essex Portfolio LP
2.650% due 03/15/2032	3,250	2,832
3.500% due 04/01/2025	50	50
Extra Space Storage LP 2.350% due 03/15/2032	1,981	1,673
F&G Global Funding
1.750% due 06/30/2026	135	128
2.300% due 04/11/2027	489	458
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	1,520	1,576
Fidelity National Financial, Inc. 3.200% due 09/17/2051	313	210
Fifth Third Bacorp 4.055% due 04/25/2028 •	2,289	2,264
Fifth Third Bancorp 6.361% due 10/27/2028 •	633	667
First American Financial Corp. 4.000% due 05/15/2030	53	50
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	972	903
3.815% due 11/02/2027	615	593
4.125% due 08/17/2027	944	920

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

4.389% due 01/08/2026	1,895	1,879
4.542% due 08/01/2026	980	972
5.850% due 05/17/2027	1,190	1,212
6.050% due 03/05/2031	3,336	3,426
6.438% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,400	1,402
6.798% due 11/07/2028	980	1,035
6.800% due 05/12/2028	120	126
6.950% due 03/06/2026	822	842
FS KKR Capital Corp.
1.650% due 10/12/2024	254	254
3.125% due 10/12/2028	183	166
3.400% due 01/15/2026	266	259
GA Global Funding Trust
1.950% due 09/15/2028	181	165
2.250% due 01/06/2027	762	726
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	412	404
GATX Corp.
3.500% due 06/01/2032	50	46
4.700% due 04/01/2029	1,947	1,966
General Motors Financial Co., Inc.
1.250% due 01/08/2026	2,305	2,212
1.500% due 06/10/2026	1,506	1,433
2.350% due 01/08/2031	150	128
2.750% due 06/20/2025	10	10
4.300% due 04/06/2029	132	129
5.850% due 04/06/2030	100	104
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	88
GLP Capital LP
3.250% due 01/15/2032	100	89
4.000% due 01/15/2030	1,537	1,469
4.000% due 01/15/2031	497	466
5.300% due 01/15/2029	1,779	1,811
5.625% due 09/15/2034	2,900	2,964
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	2,072	1,982
1.948% due 10/21/2027 •	2,617	2,495
1.992% due 01/27/2032 •	5,612	4,802
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	2,966	2,622
2.640% due 02/24/2028 •	1,289	1,239
3.102% due 02/24/2033 •	1,951	1,756
3.615% due 03/15/2028 •	51	50
4.482% due 08/23/2028 •	1,846	1,856
5.851% due 04/25/2035 •	546	587
6.484% due 10/24/2029 •	70	75
6.561% due 10/24/2034 •	1,013	1,144
Golub Capital Private Credit Fund 5.800% due 09/12/2029	1,000	997
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	2,378	2,318
Guardian Life Global Funding 1.625% due 09/16/2028	630	572
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,463	1,350
Hartford Financial Services Group, Inc.
2.900% due 09/15/2051	70	47
3.600% due 08/19/2049	50	39
HAT Holdings LLC 8.000% due 06/15/2027	594	630
Highwoods Realty LP 3.050% due 02/15/2030	2,024	1,822
Host Hotels & Resorts LP
4.500% due 02/01/2026	498	497
5.700% due 07/01/2034	1,882	1,944
HSBC Holdings PLC
2.206% due 08/17/2029 •	230	211
2.357% due 08/18/2031 •	1,419	1,248
2.871% due 11/22/2032 •	61	54
3.973% due 05/22/2030 •	1,582	1,542
4.041% due 03/13/2028 •	210	208
4.292% due 09/12/2026 •	376	374
4.583% due 06/19/2029 •	1,114	1,116
4.755% due 06/09/2028 •	110	111
5.546% due 03/04/2030 •	30	31
5.887% due 08/14/2027 •	30	31
6.254% due 03/09/2034 •	1,966	2,148
Hudson Pacific Properties LP 5.950% due 02/15/2028	520	478
Huntington National Bank 5.699% due 11/18/2025 •	393	393
ING Groep NV 4.017% due 03/28/2028 •	140	139

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Intercontinental Exchange, Inc.
5.200% due 06/15/2062	100	103
5.250% due 06/15/2031	892	937
Intesa Sanpaolo SpA
6.625% due 06/20/2033	968	1,059
7.000% due 11/21/2025	100	102
7.778% due 06/20/2054 •	1,100	1,247
8.248% due 11/21/2033 •	585	680
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	2,394	2,013
Jackson National Life Global Funding 1.750% due 01/12/2025	200	198
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	96
1.470% due 09/22/2027 •	1,471	1,394
1.561% due 12/10/2025 •	424	421
2.005% due 03/13/2026 •	2,288	2,258
2.522% due 04/22/2031 •	90	82
2.580% due 04/22/2032 •	4,432	3,955
2.947% due 02/24/2028 •	1,411	1,369
2.963% due 01/25/2033 •	517	465
3.509% due 01/23/2029 •	784	766
4.005% due 04/23/2029 •	125	124
4.080% due 04/26/2026 •	371	369
4.323% due 04/26/2028 •	931	933
4.565% due 06/14/2030 •	1,020	1,029
4.586% due 04/26/2033 •	423	423
4.851% due 07/25/2028 •	1,312	1,335
4.912% due 07/25/2033 •	3,425	3,499
4.979% due 07/22/2028 •	700	714
5.336% due 01/23/2035 •	1,458	1,525
5.571% due 04/22/2028 •	390	402
5.766% due 04/22/2035 •	1,774	1,912
Key Corp. 6.277% (SOFRINDX + 1.250%) due 05/23/2025 ~	76	76
Kilroy Realty LP 4.375% due 10/01/2025	348	346
KKR Group Finance Co. LLC 3.250% due 12/15/2051	3,121	2,205
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,702	1,333
5.500% due 06/15/2052	864	852
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	175
3.750% due 03/18/2028 •	51	50
5.871% due 03/06/2029 •	699	729
7.953% due 11/15/2033 •	1,980	2,318
LPL Holdings, Inc. 6.750% due 11/17/2028	1,932	2,079
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	319	324
LSEGA Financing PLC
2.000% due 04/06/2028	1,900	1,764
3.200% due 04/06/2041	1,732	1,380
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,081	1,014
3.763% due 11/28/2028 •	60	59
Manulife Financial Corp. 4.150% due 03/04/2026	850	848
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	190	166
4.350% due 01/30/2047	1,583	1,411
6.250% due 11/01/2052	176	205
MassMutual Global Funding
4.150% due 08/26/2025	385	384
5.150% due 05/30/2029	2,051	2,138
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	49
MET Tower Global Funding 1.250% due 09/14/2026	111	105
MetLife, Inc.
4.125% due 08/13/2042	130	116
5.000% due 07/15/2052	177	175
5.300% due 12/15/2034	100	105
9.250% due 04/08/2068	163	195
Metropolitan Life Global Funding
1.875% due 01/11/2027	2,841	2,710
5.150% due 03/28/2033	3,012	3,127
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,415	1,437
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	164	142
2.341% due 01/19/2028 •	2,723	2,606
3.195% due 07/18/2029	1,202	1,146

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

3.751% due 07/18/2039	120	107
5.017% due 07/20/2028 •	829	846
5.719% due 02/20/2026 •	966	969
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	80	69
3.170% due 09/11/2027	60	58
5.414% due 09/13/2028 •	1,949	2,010
5.748% due 07/06/2034 •	121	129
Morgan Stanley
1.928% due 04/28/2032 •	2,978	2,527
2.511% due 10/20/2032 •	119	104
2.630% due 02/18/2026 •	300	297
3.622% due 04/01/2031 •	3,741	3,593
4.679% due 07/17/2026 •	1,923	1,921
4.889% due 07/20/2033 •	2,450	2,481
5.123% due 02/01/2029 •	1,824	1,870
5.164% due 04/20/2029 •	130	134
5.831% due 04/19/2035 •	1,159	1,245
6.627% due 11/01/2034 •	1,292	1,462
Morgan Stanley Bank NA 6.185% (SOFRRATE + 0.940%) due 07/14/2028 ~	1,000	1,004
Nasdaq, Inc. 5.550% due 02/15/2034	681	719
Nationwide Building Society
2.972% due 02/16/2028 •	50	48
3.960% due 07/18/2030 •	3,578	3,481
5.127% due 07/29/2029	1,300	1,339
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,620	1,313
4.950% due 04/22/2044	54	49
NatWest Group PLC 4.964% due 08/15/2030 •	3,326	3,379
New York Life Global Funding 2.350% due 07/14/2026	100	97
New York Life Insurance Co.
3.750% due 05/15/2050	135	108
4.450% due 05/15/2069	169	147
6.750% due 11/15/2039	684	805
Nippon Life Insurance Co. 5.100% due 10/16/2044 •	318	319
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	117
2.000% due 03/09/2026	2,709	2,588
2.450% due 09/15/2028	100	89
NMI Holdings, Inc. 6.000% due 08/15/2029	2,278	2,342
Nomura Holdings, Inc.
2.172% due 07/14/2028	57	52
2.648% due 01/16/2025	1,550	1,538
Nordea Bank Abp
1.500% due 09/30/2026	55	52
4.375% due 09/10/2029	1,600	1,608
5.375% due 09/22/2027	1,944	2,003
Norinchukin Bank
4.867% due 09/14/2027	702	706
5.071% due 09/14/2032	47	47
5.430% due 03/09/2028 (e)	1,178	1,206
Northwestern Mutual Global Funding
0.800% due 01/14/2026	325	312
4.000% due 07/01/2025	20	20
Nuveen Finance LLC 4.125% due 11/01/2024	833	832
Oaktree Strategic Credit Fund 8.400% due 11/14/2028	972	1,052
Old Republic International Corp. 3.875% due 08/26/2026	739	732
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031	2,605	2,375
Pacific Life Global Funding 1.600% due 09/21/2028	3,178	2,881
Pacific LifeCorp 5.400% due 09/15/2052	1,128	1,152
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034	1,486	1,553
PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	227
5.068% due 01/24/2034 •	3,218	3,264
5.354% due 12/02/2028 •	47	49
5.492% due 05/14/2030 •	1,570	1,641
6.875% due 10/20/2034 •	208	238
Popular, Inc. 7.250% due 03/13/2028	1,663	1,757
Pricoa Global Funding 0.800% due 09/01/2025	1,272	1,231

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Principal Life Global Funding 3.000% due 04/18/2026	820	805
Progressive Corp.
3.000% due 03/15/2032	1,202	1,103
3.700% due 03/15/2052	195	157
Prologis LP 4.000% due 09/15/2028	1,629	1,624
Protective Life Global Funding
1.303% due 09/20/2026	861	814
1.646% due 01/13/2025	556	551
Prudential Financial, Inc.
3.000% due 03/10/2040	172	136
3.905% due 12/07/2047	135	112
5.375% due 05/15/2045 •	426	425
Prudential Funding Asia PLC 3.125% due 04/14/2030	935	881
Realty Income Corp.
3.250% due 01/15/2031	132	123
3.400% due 01/15/2028	591	577
4.450% due 09/15/2026	474	475
4.700% due 12/15/2028	1,522	1,545
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,273	1,266
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	147
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,146	966
RGA Global Funding
2.000% due 11/30/2026	53	51
6.000% due 11/21/2028	1,659	1,761
Royal Bank of Canada 3.625% due 05/04/2027	120	119
Sabra Health Care LP 3.200% due 12/01/2031	290	255
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	2,165	2,053
4.500% due 07/17/2025	1,013	1,008
6.499% due 03/09/2029 •	1,831	1,918
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	3,243	3,085
Scentre Group Trust 3.500% due 02/12/2025	50	50
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	1,668	1,582
Societe Generale SA
1.792% due 06/09/2027 •	105	100
3.337% due 01/21/2033 •	665	585
4.250% due 04/14/2025	710	705
6.691% due 01/10/2034 •	564	611
Standard Chartered PLC
2.678% due 06/29/2032 •	172	150
2.819% due 01/30/2026 •	3,275	3,248
State Street Corp. 5.820% due 11/04/2028 •	1,115	1,172
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,084	3,519
2.472% due 01/14/2029	618	574
2.750% due 01/15/2030	3,417	3,143
4.306% due 10/16/2028	50	50
5.766% due 01/13/2033	47	51
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,897	1,935
Sun Communities Operating LP 2.300% due 11/01/2028	56	51
SVB Financial Group 1.800% due 02/02/2031 ^(a)	1	1
Synchrony Financial
2.875% due 10/28/2031	2,746	2,333
5.150% due 03/19/2029	122	122
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	3,028	2,776
4.108% due 06/08/2027	123	123
Toyota Motor Credit Corp. 4.550% due 08/09/2029	853	867
Travelers Cos., Inc.
3.050% due 06/08/2051	125	90
3.750% due 05/15/2046	90	75
Truist Financial Corp.
1.125% due 08/03/2027	15	14
4.260% due 07/28/2026 •	393	392
4.873% due 01/26/2029 •	511	517
5.122% due 01/26/2034 •	120	121

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.867% due 06/08/2034 •	413	439
7.161% due 10/30/2029 •	1,702	1,866
U.S. Bancorp
1.375% due 07/22/2030	70	60
3.900% due 04/26/2028	809	802
4.548% due 07/22/2028 •	844	851
4.653% due 02/01/2029 •	313	316
5.727% due 10/21/2026 •	1,134	1,149
5.775% due 06/12/2029 •	293	307
5.836% due 06/12/2034 •	190	203
UBS AG
1.250% due 06/01/2026	562	536
1.250% due 08/07/2026	343	326
UBS Group AG
1.305% due 02/02/2027 •	1,024	980
2.193% due 06/05/2026 •	2,603	2,556
3.126% due 08/13/2030 •	1,106	1,035
4.125% due 09/24/2025	1,802	1,797
4.194% due 04/01/2031 •	2,937	2,869
4.751% due 05/12/2028 •	1,302	1,311
5.617% due 09/13/2030 •	992	1,037
6.373% due 07/15/2026 •	662	669
6.442% due 08/11/2028 •	332	349
6.537% due 08/12/2033 •	808	892
UDR, Inc. 2.100% due 08/01/2032	1,842	1,523
UniCredit SpA
1.982% due 06/03/2027 •	1,083	1,036
2.569% due 09/22/2026 •	1,454	1,422
3.127% due 06/03/2032 •	145	129
USAA Capital Corp. 2.125% due 05/01/2030	57	51
VICI Properties LP
4.625% due 12/01/2029	4,156	4,081
5.125% due 05/15/2032	51	51
5.625% due 05/15/2052	1,279	1,253
Wells Fargo & Co.
2.879% due 10/30/2030 •	1,336	1,240
3.068% due 04/30/2041 •	282	223
3.350% due 03/02/2033 •	90	82
3.526% due 03/24/2028 •	1,470	1,442
3.908% due 04/25/2026 •	1,722	1,711
4.150% due 01/24/2029	1,003	1,000
4.478% due 04/04/2031 •	150	150
4.611% due 04/25/2053 •	649	600
4.808% due 07/25/2028 •	1,965	1,988
4.897% due 07/25/2033 •	6,342	6,417
5.389% due 04/24/2034 •	120	125
6.303% due 10/23/2029 •	70	75
Welltower OP LLC 4.250% due 04/15/2028	1,113	1,115
Westpac Banking Corp.
2.150% due 06/03/2031	110	97
2.700% due 08/19/2026	180	176
2.894% due 02/04/2030 •(f)	10	10
5.457% due 11/18/2027	64	67
Weyerhaeuser Co.
6.875% due 12/15/2033	345	393
7.375% due 03/15/2032	2,366	2,741
Willis North America, Inc. 4.650% due 06/15/2027	2,468	2,489

		502,555

INDUSTRIALS 44.2%
7-Eleven, Inc. 0.950% due 02/10/2026	1,719	1,641
AbbVie, Inc.
2.950% due 11/21/2026	1,777	1,740
3.200% due 05/14/2026	25	25
3.800% due 03/15/2025	210	209
4.400% due 11/06/2042	52	49
4.550% due 03/15/2035	1,118	1,119
Adobe, Inc. 4.800% due 04/04/2029	585	605
Aetna, Inc. 3.875% due 08/15/2047	2,037	1,592
Aker BP ASA
3.100% due 07/15/2031	80	71
Alcon Finance Corp. 2.600% due 05/27/2030	2,865	2,616
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	2,050	2,076

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,154	1,127
3.600% due 11/28/2024	914	912
Alimentation Couche-Tard, Inc. 2.950% due 01/25/2030	99	91
Allegion PLC 3.500% due 10/01/2029	54	52
Amazon.com, Inc.
2.100% due 05/12/2031	4,503	3,988
2.700% due 06/03/2060	1,546	995
3.100% due 05/12/2051	140	104
3.250% due 05/12/2061	143	104
3.875% due 08/22/2037	1,752	1,648
4.100% due 04/13/2062	246	213
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	35
America Movil SAB de CV 3.625% due 04/22/2029	122	118
Amgen, Inc.
3.000% due 02/22/2029	177	169
3.200% due 11/02/2027	488	475
4.200% due 02/22/2052	102	87
4.400% due 05/01/2045	2,648	2,378
4.400% due 02/22/2062	172	147
4.663% due 06/15/2051	991	908
5.150% due 03/02/2028	1,299	1,338
5.250% due 03/02/2025	410	411
5.750% due 03/02/2063	68	72
Amphenol Corp. 2.800% due 02/15/2030	160	148
Anglo American Capital 3.875% due 03/16/2029	366	355
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	1,018	942
Anheuser-Busch Cos. LLC 4.700% due 02/01/2036	1,548	1,555
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	1,043	1,026
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 01/23/2029	57	59
4.900% due 01/23/2031	210	219
4.950% due 01/15/2042	14	14
5.800% due 01/23/2059	67	76
Apache Corp. 5.100% due 09/01/2040	77	69
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,721	1,528
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	90
2.800% due 02/08/2061	73	49
2.850% due 08/05/2061	172	117
3.350% due 08/08/2032	892	852
3.850% due 08/04/2046	1,596	1,406
3.950% due 08/08/2052	985	869
4.650% due 02/23/2046	1,143	1,135
Aptiv PLC 3.100% due 12/01/2051	349	222
Ashtead Capital, Inc.
4.250% due 11/01/2029	102	99
5.500% due 08/11/2032	1,729	1,770
Astrazeneca Finance LLC
1.750% due 05/28/2028	55	51
2.250% due 05/28/2031	10	9
AstraZeneca PLC
1.375% due 08/06/2030	1,590	1,368
4.000% due 01/17/2029	1,471	1,471
Atlassian Corp. 5.250% due 05/15/2029	2,180	2,255
Autodesk, Inc. 2.850% due 01/15/2030	55	51
AutoNation, Inc. 3.800% due 11/15/2027	130	127
Bacardi Ltd.
2.750% due 07/15/2026	100	97
4.450% due 05/15/2025	10	10
4.700% due 05/15/2028	130	130
5.300% due 05/15/2048	40	38
BAE Systems Holdings, Inc. 3.850% due 12/15/2025	387	383
BAE Systems PLC
1.900% due 02/15/2031	1,718	1,471
3.400% due 04/15/2030	1,666	1,579

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Baidu, Inc.
1.720% due 04/09/2026	53	51
4.125% due 06/30/2025	46	46
BAT Capital Corp. 4.540% due 08/15/2047	555	469
Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,982	1,968
4.375% due 12/15/2028	3,535	3,490
4.875% due 06/25/2048	1,388	1,204
6.250% due 01/21/2029	396	419
6.500% due 11/21/2033	396	429
Becton Dickinson & Co.
1.957% due 02/11/2031	60	52
2.823% due 05/20/2030	3,741	3,453
4.298% due 08/22/2032	49	48
4.669% due 06/06/2047	550	512
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	49
3.300% due 04/06/2027	50	49
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	1,860	1,837
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,162	1,987
Boeing Co.
2.196% due 02/04/2026	4,269	4,113
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,755	1,663
3.600% due 05/01/2034	90	77
3.625% due 02/01/2031	1,761	1,614
3.950% due 08/01/2059	3,062	2,096
5.705% due 05/01/2040	1,275	1,245
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	51	54
BorgWarner, Inc. 4.950% due 08/15/2029	2,100	2,136
Boston Scientific Corp.
1.900% due 06/01/2025	10	10
6.500% due 11/15/2035	93	107
BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	164
3.119% due 05/04/2026	243	239
3.379% due 02/08/2061	3,407	2,401
3.937% due 09/21/2028	300	298
Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	74
3.900% due 02/20/2028	2,694	2,684
Broadcom, Inc.
1.950% due 02/15/2028	1,047	973
2.600% due 02/15/2033	1,084	930
3.137% due 11/15/2035	958	820
3.187% due 11/15/2036	1,584	1,343
3.419% due 04/15/2033	887	806
3.469% due 04/15/2034	1,226	1,104
4.000% due 04/15/2029	912	899
4.150% due 04/15/2032	530	514
4.926% due 05/15/2037	1,990	1,989
Cameron LNG LLC 3.701% due 01/15/2039	2,184	1,885
Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,056	1,052
6.450% due 06/30/2033	45	49
Canadian Pacific Railway Co.
2.050% due 03/05/2030	975	873
3.500% due 05/01/2050	2,309	1,799
Carlisle Cos., Inc. 2.750% due 03/01/2030	125	115
Carnival Corp. 4.000% due 08/01/2028	2,500	2,416
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.722% due 02/15/2030	2,559	2,367
Caterpillar, Inc. 5.300% due 09/15/2035	30	32
CDW LLC
2.670% due 12/01/2026	930	896
3.250% due 02/15/2029	125	118
3.276% due 12/01/2028	50	47
4.125% due 05/01/2025	96	95
5.100% due 03/01/2030	1,400	1,420
Cenovus Energy, Inc. 6.750% due 11/15/2039	112	127
Centene Corp.
2.500% due 03/01/2031	80	69

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

2.625% due 08/01/2031	220	189
3.000% due 10/15/2030	176	158
4.250% due 12/15/2027	51	50
4.625% due 12/15/2029	2,802	2,744
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	189	163
CF Industries, Inc. 5.150% due 03/15/2034	5,910	5,983
Charter Communications Operating LLC
2.250% due 01/15/2029	227	202
2.300% due 02/01/2032	1,367	1,102
3.750% due 02/15/2028	729	700
3.850% due 04/01/2061	1,544	948
3.950% due 06/30/2062	1,226	758
4.200% due 03/15/2028	190	185
4.800% due 03/01/2050	2,521	1,931
5.375% due 04/01/2038	382	349
6.100% due 06/01/2029	2,576	2,667
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	129	124
Cheniere Energy Partners LP 5.750% due 08/15/2034	3,803	3,965
Choice Hotels International, Inc. 3.700% due 01/15/2031	50	46
Cigna Group
3.400% due 03/01/2027	3,773	3,705
4.800% due 08/15/2038	100	97
Coca-Cola Co.
1.375% due 03/15/2031	56	48
2.125% due 09/06/2029	139	128
2.500% due 06/01/2040	496	376
3.450% due 03/25/2030	249	243
5.000% due 05/13/2034	637	672
Comcast Corp.
2.887% due 11/01/2051	1,800	1,211
2.937% due 11/01/2056	150	98
2.987% due 11/01/2063	3,610	2,293
3.200% due 07/15/2036	1,397	1,200
3.400% due 07/15/2046	119	92
3.950% due 10/15/2025	121	121
3.969% due 11/01/2047	301	252
4.049% due 11/01/2052	190	158
4.600% due 10/15/2038	77	75
5.500% due 11/15/2032	1,353	1,449
ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,829	1,467
4.300% due 11/15/2044	125	111
Constellation Brands, Inc.
2.875% due 05/01/2030	1,323	1,220
3.150% due 08/01/2029	1,816	1,724
4.100% due 02/15/2048	179	152
5.250% due 11/15/2048	2,732	2,730
Continental Resources, Inc.
2.268% due 11/15/2026	1,221	1,158
4.375% due 01/15/2028	100	99
5.750% due 01/15/2031	1,864	1,908
Corning, Inc.
4.375% due 11/15/2057	1,422	1,212
5.450% due 11/15/2079	859	852
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	194
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	1,965	2,072
Cox Communications, Inc.
1.800% due 10/01/2030	3,484	2,940
5.450% due 09/01/2034	2,700	2,735
CRH America Finance, Inc. 3.400% due 05/09/2027	835	816
CRH SMW Finance DAC 5.200% due 05/21/2029	2,127	2,202
CSL Finanace PLC Co. 4.050% due 04/27/2029	130	129
CSX Corp.
4.100% due 03/15/2044	1,146	1,021
6.220% due 04/30/2040	1,918	2,180
CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,303	1,231
3.625% due 04/01/2027	927	914
3.750% due 04/01/2030	1,047	1,004
4.125% due 04/01/2040	164	141
5.050% due 03/25/2048	2,524	2,305

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.125% due 07/20/2045	2,131	1,987
Darden Restaurants, Inc. 6.300% due 10/10/2033	1,494	1,629
DCP Midstream Operating LP
5.125% due 05/15/2029	1,149	1,179
5.375% due 07/15/2025	31	31
Dell International LLC 8.100% due 07/15/2036	497	619
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,798	2,828
Devon Energy Corp.
5.000% due 06/15/2045	174	155
5.200% due 09/15/2034	4,100	4,084
Diageo Capital PLC 5.300% due 10/24/2027	773	802
Diamondback Energy, Inc.
5.200% due 04/18/2027	1,005	1,026
5.900% due 04/18/2064	2,180	2,199
6.250% due 03/15/2033	91	98
Discovery Communications LLC
4.000% due 09/15/2055	1,170	784
4.650% due 05/15/2050	1,160	871
DR Horton, Inc. 5.000% due 10/15/2034	2,200	2,232
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	336	335
eBay, Inc. 5.900% due 11/22/2025	507	515
Electronic Arts, Inc. 1.850% due 02/15/2031	1,009	867
Elevance Health, Inc.
2.250% due 05/15/2030	1,967	1,762
2.550% due 03/15/2031	50	45
3.700% due 09/15/2049	106	84
4.100% due 05/15/2032	51	50
4.550% due 03/01/2048	1,546	1,395
4.850% due 08/15/2054	844	764
5.350% due 10/15/2025	171	172
5.950% due 12/15/2034	22	24
Eli Lilly & Co.
4.150% due 03/15/2059	905	795
4.700% due 02/27/2033	71	73
5.950% due 11/15/2037	342	387
Empresa Nacional de Telecomunicaciones SA 4.750% due 08/01/2026	869	870
Enbridge, Inc.
2.500% due 01/15/2025	1,831	1,817
3.125% due 11/15/2029	40	38
3.700% due 07/15/2027	40	39
4.250% due 12/01/2026	366	366
5.900% due 11/15/2026	71	73
6.700% due 11/15/2053	63	73
Energy Transfer LP
4.050% due 03/15/2025	152	151
4.200% due 04/15/2027	407	406
4.950% due 05/15/2028	1,717	1,743
5.000% due 05/15/2050	1,901	1,719
5.250% due 04/15/2029	120	123
5.300% due 04/15/2047	908	856
5.500% due 06/01/2027	731	750
5.600% due 09/01/2034	2,600	2,703
6.250% due 04/15/2049	1,434	1,509
6.550% due 12/01/2033	120	133
7.375% due 02/01/2031	120	128
EnLink Midstream LLC 6.500% due 09/01/2030	3,000	3,236
Entergy Louisiana LLC 4.200% due 09/01/2048	4,811	4,135
Enterprise Products Operating LLC
3.200% due 02/15/2052	2,055	1,458
3.950% due 01/31/2060	1,671	1,312
4.200% due 01/31/2050	3,373	2,880
4.250% due 02/15/2048	186	161
4.850% due 08/15/2042	130	125
EQT Corp.
3.900% due 10/01/2027	50	49
5.000% due 01/15/2029	2,019	2,044
5.700% due 04/01/2028	970	1,004
Equifax, Inc.
5.100% due 12/15/2027	1,817	1,858
7.000% due 07/01/2037	375	436
Equinor ASA
2.375% due 05/22/2030	3,021	2,759

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

3.625% due 04/06/2040	15	13
3.700% due 04/06/2050	744	604
7.150% due 11/15/2025	26	27
ERAC USA Finance LLC
3.300% due 12/01/2026	152	149
7.000% due 10/15/2037	303	362
Essential Utilities, Inc.
2.704% due 04/15/2030	56	51
3.566% due 05/01/2029	246	239
Expedia Group, Inc. 6.250% due 05/01/2025	10	10
FedEx Corp.
3.100% due 08/05/2029	80	76
4.100% due 02/01/2045	160	135
4.550% due 04/01/2046	4	4
4.750% due 11/15/2045	39	36
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	134	128
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	669	646
4.300% due 01/15/2029	125	124
5.150% due 03/30/2026	100	101
Fiserv, Inc.
2.250% due 06/01/2027	10	10
3.200% due 07/01/2026	983	965
Flutter Treasury Designated Activity Co. 6.375% due 04/29/2029	1,090	1,129
Foundry JV Holdco LLC 5.900% due 01/25/2030	200	207
Fox Corp.
5.476% due 01/25/2039	100	101
5.576% due 01/25/2049	1,516	1,495
Freeport Indonesia PT 4.763% due 04/14/2027	387	390
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,706	2,688
4.625% due 08/01/2030	101	101
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	42
Gartner, Inc. 4.500% due 07/01/2028	193	191
GE Capital Funding LLC 3.450% due 05/15/2025	217	215
General Motors Co.
5.400% due 04/01/2048	1,541	1,418
6.600% due 04/01/2036	78	84
6.750% due 04/01/2046	46	50
6.800% due 10/01/2027	2,335	2,473
Gilead Sciences, Inc.
2.800% due 10/01/2050	181	123
2.950% due 03/01/2027	76	74
Glencore Funding LLC
1.625% due 09/01/2025	10	10
2.850% due 04/27/2031	430	386
3.875% due 10/27/2027	100	99
3.875% due 04/27/2051	10	8
5.400% due 05/08/2028	2,548	2,622
6.361% (SOFRINDX + 1.060%) due 04/04/2027 ~	3,225	3,240
Global Payments, Inc.
2.900% due 05/15/2030	2,672	2,435
3.200% due 08/15/2029	170	159
4.150% due 08/15/2049	172	139
4.950% due 08/15/2027	1,585	1,612
5.300% due 08/15/2029	659	678
5.950% due 08/15/2052	100	103
Graphic Packaging International LLC 1.512% due 04/15/2026	230	218
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	3,000	3,108
Haleon U.S. Capital LLC 3.375% due 03/24/2027	2,779	2,730
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	904	943
Hasbro, Inc. 3.900% due 11/19/2029	1,365	1,317
HCA, Inc.
3.125% due 03/15/2027	163	158
3.500% due 09/01/2030	88	83
3.500% due 07/15/2051	200	144
3.625% due 03/15/2032	1,115	1,031
4.125% due 06/15/2029	1,247	1,228
4.375% due 03/15/2042	2,560	2,245
5.250% due 06/15/2049	2,624	2,493
5.875% due 02/01/2029	60	63

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Health Care Service Corp. 5.200% due 06/15/2029	200	206
Hess Corp. 5.800% due 04/01/2047	1,962	2,071
Home Depot, Inc.
2.375% due 03/15/2051	2,872	1,804
3.125% due 12/15/2049	2,613	1,931
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	66
4.950% due 09/15/2052	1,269	1,267
Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,700	2,758
6.750% due 01/15/2028	130	140
Humana, Inc.
5.750% due 03/01/2028	823	859
5.875% due 03/01/2033	1,169	1,242
8.150% due 06/15/2038	334	415
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,340	1,231
Hyatt Hotels Corp.
5.250% due 06/30/2029	2,000	2,049
5.375% due 04/23/2025	108	108
Hyundai Capital America
1.500% due 06/15/2026	809	770
1.650% due 09/17/2026	1,649	1,564
1.800% due 10/15/2025	133	129
2.000% due 06/15/2028	905	829
2.100% due 09/15/2028	247	225
5.600% due 03/30/2028	473	489
Illumina, Inc. 2.550% due 03/23/2031	1,222	1,063
Imperial Brands Finance PLC
3.500% due 07/26/2026	1,023	1,003
6.125% due 07/27/2027	381	396
Infor, Inc. 1.750% due 07/15/2025	15	15
Intel Corp.
3.100% due 02/15/2060	1,633	994
4.875% due 02/10/2028	937	947
5.200% due 02/10/2033	803	814
International Business Machines Corp.
4.400% due 07/27/2032	607	606
4.900% due 07/27/2052	1,217	1,173
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,373	1,379
IQVIA, Inc. 5.700% due 05/15/2028	612	636
JDE Peet's NV 2.250% due 09/24/2031	165	138
KazMunayGas National Co. JSC 5.750% due 04/19/2047	486	450
Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	2,121	2,069
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	1,638	1,487
Kinder Morgan, Inc.
5.300% due 12/01/2034	125	127
5.450% due 08/01/2052	1,565	1,522
5.550% due 06/01/2045	1,993	1,971
Kraft Heinz Foods Co.
4.875% due 10/01/2049	132	125
5.200% due 07/15/2045	226	223
6.875% due 01/26/2039	2,347	2,769
7.125% due 08/01/2039	1,074	1,285
Kroger Co.
4.600% due 08/15/2027	1,000	1,009
4.650% due 09/15/2029	1,000	1,006
4.900% due 09/15/2031	500	503
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,903	2,885
4.400% due 06/15/2028	159	160
Lafarge SA 7.125% due 07/15/2036	135	157
Las Vegas Sands Corp. 6.000% due 08/15/2029	3,106	3,230
Leidos, Inc.
2.300% due 02/15/2031	1,201	1,044
4.375% due 05/15/2030	885	871
Lennar Corp. 5.250% due 06/01/2026	48	48
LKQ Corp. 5.750% due 06/15/2028	1,060	1,100
Lockheed Martin Corp.
5.250% due 01/15/2033	69	74

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.900% due 11/15/2063	198	229
Lowe's Cos., Inc. 3.100% due 05/03/2027	75	73
LYB International Finance LLC 1.250% due 10/01/2025	114	110
Marathon Oil Corp. 5.300% due 04/01/2029	1,888	1,959
Marathon Petroleum Corp. 3.800% due 04/01/2028	2,160	2,124
Marriott International, Inc.
2.750% due 10/15/2033	160	137
2.850% due 04/15/2031	230	207
4.625% due 06/15/2030	3,112	3,142
Marvell Technology, Inc.
2.450% due 04/15/2028	79	74
4.875% due 06/22/2028	200	202
5.950% due 09/15/2033	755	812
Masco Corp. 1.500% due 02/15/2028	57	52
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	136
Mattel, Inc. 3.375% due 04/01/2026	1,515	1,482
McDonald's Corp.
3.500% due 07/01/2027	1,992	1,965
4.875% due 12/09/2045	2,141	2,081
5.700% due 02/01/2039	50	54
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	156	156
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,884	2,909
Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	660	635
4.950% due 03/30/2025	1,584	1,585
5.125% due 08/01/2034	1,952	1,978
Merck & Co., Inc.
1.700% due 06/10/2027	1,711	1,622
2.900% due 12/10/2061	4,569	2,947
5.150% due 05/17/2063	243	248
Meta Platforms, Inc.
3.850% due 08/15/2032	1,401	1,363
4.450% due 08/15/2052	1,536	1,418
4.650% due 08/15/2062	2,174	2,027
Micron Technology, Inc.
4.185% due 02/15/2027	1,161	1,158
5.327% due 02/06/2029	100	103
Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,900	2,680
2.675% due 06/01/2060	973	642
2.921% due 03/17/2052	60	44
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,354	1,278
4.250% due 09/15/2025	48	48
Mondelez International, Inc. 6.500% due 11/01/2031	957	1,066
Moody's Corp. 3.100% due 11/29/2061	2,804	1,861
Motorola Solutions, Inc.
2.300% due 11/15/2030	680	600
2.750% due 05/24/2031	146	131
5.500% due 09/01/2044	911	935
MPLX LP
1.750% due 03/01/2026	52	50
4.125% due 03/01/2027	2,085	2,074
4.700% due 04/15/2048	40	35
4.950% due 03/14/2052	1,017	913
5.200% due 03/01/2047	1,206	1,144
5.500% due 02/15/2049	122	119
MSCI, Inc.
3.875% due 02/15/2031	55	52
4.000% due 11/15/2029	2,875	2,792
National Fuel Gas Co.
5.500% due 01/15/2026	226	228
5.500% due 10/01/2026	200	204
Nestle Capital Corp. 4.750% due 03/12/2031	4,113	4,239
Nestle Holdings, Inc. 5.000% due 03/14/2028	992	1,022
Netflix, Inc.
3.625% due 06/15/2025	999	991
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,866	1,912
5.375% due 11/15/2029	1,033	1,087

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.375% due 05/15/2029	45	49
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	128	126
Norfolk Southern Corp.
4.100% due 05/15/2121	67	51
5.950% due 03/15/2064	1,788	1,983
Northrop Grumman Corp.
3.850% due 04/15/2045	200	169
4.750% due 06/01/2043	100	96
4.950% due 03/15/2053	199	195
NTT Finance Corp.
1.162% due 04/03/2026	120	115
5.104% due 07/02/2027	300	307
5.110% due 07/02/2029	1,344	1,389
NXP BV
2.500% due 05/11/2031	2,727	2,391
3.150% due 05/01/2027	132	128
4.300% due 06/18/2029	132	131
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	170	172
Occidental Petroleum Corp.
6.125% due 01/01/2031	130	137
6.450% due 09/15/2036	2,912	3,147
6.625% due 09/01/2030	130	140
7.500% due 05/01/2031	563	640
OCI NV 6.700% due 03/16/2033	1,586	1,663
Open Text Corp. 6.900% due 12/01/2027	707	746
Oracle Corp.
1.650% due 03/25/2026	527	507
2.300% due 03/25/2028	1,907	1,791
3.950% due 03/25/2051	3,794	3,056
4.125% due 05/15/2045	1,917	1,627
4.900% due 02/06/2033	793	808
5.375% due 07/15/2040	60	61
5.800% due 11/10/2025	70	71
Otis Worldwide Corp.
2.056% due 04/05/2025	35	35
2.565% due 02/15/2030	10	9
Ovintiv, Inc. 5.650% due 05/15/2028	1,040	1,073
Owens Corning 3.400% due 08/15/2026	100	99
Paramount Global
2.900% due 01/15/2027	188	180
3.700% due 06/01/2028	170	161
4.200% due 05/19/2032	60	53
4.600% due 01/15/2045	69	51
4.900% due 08/15/2044	851	656
4.950% due 05/19/2050	65	50
5.850% due 09/01/2043	3	3
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	488	470
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,721	1,687
5.875% due 11/15/2027	394	411
PepsiCo, Inc.
3.500% due 03/19/2040	56	48
4.600% due 07/17/2045	701	679
Pertamina Persero PT 1.400% due 02/09/2026	325	311
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	474	486
Philip Morris International, Inc.
1.750% due 11/01/2030	192	166
2.750% due 02/25/2026	158	155
3.875% due 08/21/2042	465	394
5.000% due 11/17/2025	334	337
5.625% due 11/17/2029	334	355
5.750% due 11/17/2032	334	359
6.375% due 05/16/2038	453	518
Phillips 66 Co. 2.450% due 12/15/2024	1,461	1,453
Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	130
5.100% due 03/29/2026	1,596	1,619
PRA Health Sciences, Inc. 2.875% due 07/15/2026	579	562
Prosus NV
3.680% due 01/21/2030	1,820	1,717
4.027% due 08/03/2050	116	85
4.193% due 01/19/2032	180	169

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

QatarEnergy LNG S3 5.838% due 09/30/2027	185	188
Qorvo, Inc.
1.750% due 12/15/2024	52	52
4.375% due 10/15/2029	1,022	991
Quanta Services, Inc.
2.350% due 01/15/2032	1,483	1,273
2.900% due 10/01/2030	56	52
Regeneron Pharmaceuticals, Inc. 2.800% due 09/15/2050	3,564	2,348
Reliance Inc 1.300% due 08/15/2025	178	173
Reliance Industries Ltd.
3.625% due 01/12/2052	1,955	1,486
4.125% due 01/28/2025	199	198
RELX Capital, Inc.
3.000% due 05/22/2030	345	323
4.000% due 03/18/2029	1,418	1,406
Renesas Electronics Corp.
1.543% due 11/26/2024	462	459
2.170% due 11/25/2026	1,096	1,044
Republic Services, Inc. 3.375% due 11/15/2027	987	968
Reynolds American, Inc. 4.450% due 06/12/2025	793	791
Roche Holdings, Inc.
4.790% due 03/08/2029	1,795	1,849
5.338% due 11/13/2028	471	493
Rogers Communications, Inc.
3.200% due 03/15/2027	763	743
5.000% due 02/15/2029	30	31
Royalty Pharma PLC
3.350% due 09/02/2051	224	155
3.550% due 09/02/2050	1,745	1,265
5.150% due 09/02/2029	1,039	1,066
RTX Corp.
1.900% due 09/01/2031	59	50
4.050% due 05/04/2047	1,247	1,061
4.125% due 11/16/2028	50	50
4.150% due 05/15/2045	120	105
4.350% due 04/15/2047	145	129
4.500% due 06/01/2042	1,453	1,352
4.800% due 12/15/2043	1,708	1,628
5.375% due 02/27/2053	1,417	1,457
5.750% due 11/08/2026	929	958
S&P Global, Inc. 4.250% due 05/01/2029	2,100	2,113
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,239	1,233
4.500% due 05/15/2030	202	202
5.900% due 09/15/2037	46	49
Santos Finance Ltd. 3.649% due 04/29/2031	1,435	1,304
Saudi Arabian Oil Co.
3.500% due 11/24/2070	3,625	2,431
5.250% due 07/17/2034	1,214	1,250
Schlumberger Holdings Corp. 5.000% due 05/29/2027	1,559	1,592
Seagate HDD Cayman 4.091% due 06/01/2029	703	676
Sealed Air Corp. 1.573% due 10/15/2026	1,271	1,194
Sherwin-Williams Co.
4.250% due 08/08/2025	998	996
4.550% due 08/01/2045	53	48
Silgan Holdings, Inc. 1.400% due 04/01/2026	372	353
SK Hynix, Inc.
1.500% due 01/19/2026	54	52
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	386	406
Skyworks Solutions, Inc. 1.800% due 06/01/2026	589	563
Smith & Nephew PLC 2.032% due 10/14/2030	192	167
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030	1,271	1,314
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	1,800	1,818
South32 Treasury Ltd. 4.350% due 04/14/2032	1,090	1,035
Southern Co.
3.750% due 09/15/2051 •	210	204
4.400% due 07/01/2046	1,101	988

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Southern Copper Corp. 3.875% due 04/23/2025	149	148
Southwest Airlines Co. 5.125% due 06/15/2027	190	194
Spectra Energy Partners LP
3.375% due 10/15/2026	80	79
4.500% due 03/15/2045	165	144
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •	131	124
Starbucks Corp.
2.000% due 03/12/2027	129	123
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032 (e)	3,287	2,997
Steel Dynamics, Inc.
2.800% due 12/15/2024	115	114
3.250% due 01/15/2031	50	46
Stryker Corp.
1.150% due 06/15/2025	266	260
3.500% due 03/15/2026	1,490	1,475
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	49
Sysco Corp.
2.400% due 02/15/2030	120	109
5.950% due 04/01/2030	45	48
6.000% due 01/17/2034	1,024	1,125
T-Mobile USA, Inc.
1.500% due 02/15/2026	609	586
2.250% due 11/15/2031	35	30
2.400% due 03/15/2029	165	152
2.625% due 04/15/2026	51	50
2.700% due 03/15/2032	1,791	1,580
3.000% due 02/15/2041	1,413	1,086
3.400% due 10/15/2052	1,335	978
3.500% due 04/15/2025	110	109
3.600% due 11/15/2060	2,458	1,788
3.750% due 04/15/2027	2,192	2,166
3.875% due 04/15/2030	51	50
4.375% due 04/15/2040	1,688	1,557
5.650% due 01/15/2053	170	179
5.750% due 01/15/2034	1,352	1,452
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	1,113	1,099
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	3,610	2,530
Tapestry, Inc.
7.000% due 11/27/2026	1,263	1,307
7.350% due 11/27/2028	200	210
Targa Resources Corp.
5.200% due 07/01/2027	1,913	1,958
6.250% due 07/01/2052	100	108
TC PipeLines LP 4.375% due 03/13/2025	343	342
TCI Communications, Inc. 7.875% due 02/15/2026	1,683	1,764
TD SYNNEX Corp. 1.750% due 08/09/2026	1,248	1,186
Telefonica Emisiones SA
4.103% due 03/08/2027	1,239	1,234
4.665% due 03/06/2038	1,855	1,740
Tencent Holdings Ltd.
3.925% due 01/19/2038	59	54
3.975% due 04/11/2029	577	572
4.525% due 04/11/2049	212	196
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	1,261	1,515
Textron, Inc. 3.900% due 09/17/2029	52	51
Thermo Fisher Scientific, Inc. 1.215% due 10/18/2024	500	499
Tosco Corp. 8.125% due 02/15/2030	176	209
TotalEnergies Capital International SA 2.986% due 06/29/2041	100	78
TotalEnergies Capital SA 3.883% due 10/11/2028	147	146
Toyota Industries Corp. 3.566% due 03/16/2028	478	466
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	10
4.250% due 05/15/2028	194	193
4.625% due 03/01/2034	430	424
7.625% due 01/15/2039	1,794	2,212
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	173	152

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

TSMC Global Ltd. 0.750% due 09/28/2025 (e)	456	439
TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	232	226
7.000% due 03/01/2032	128	150
Tyson Foods, Inc. 4.000% due 03/01/2026	300	299
U.S. Airways Pass-Through Trust 4.625% due 12/03/2026	245	244
Unilever Capital Corp. 4.625% due 08/12/2034	1,200	1,218
Union Pacific Corp.
2.150% due 02/05/2027	77	74
2.800% due 02/14/2032	1,195	1,088
3.375% due 02/01/2035	120	110
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,664	1,753
United Rentals North America, Inc.
3.875% due 11/15/2027	336	328
6.000% due 12/15/2029	47	49
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	76
2.000% due 05/15/2030	34	30
2.900% due 05/15/2050	146	102
3.050% due 05/15/2041	989	781
3.125% due 05/15/2060	50	34
3.375% due 04/15/2027	156	154
3.700% due 08/15/2049	1,054	850
3.875% due 08/15/2059	188	150
4.250% due 01/15/2029	2,054	2,072
4.750% due 07/15/2045	1,369	1,328
5.000% due 04/15/2034	70	72
5.050% due 04/15/2053	848	843
5.250% due 02/15/2028	71	74
5.350% due 02/15/2033	46	49
5.500% due 04/15/2064	31	32
6.625% due 11/15/2037	41	48
6.875% due 02/15/2038	572	693
Valero Energy Corp. 4.350% due 06/01/2028	2,007	2,007
Var Energi ASA 8.000% due 11/15/2032	1,980	2,298
VeriSign, Inc. 5.250% due 04/01/2025	339	339
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,787	1,778
VF Corp. 6.000% due 10/15/2033	35	35
VMware, Inc.
1.400% due 08/15/2026	773	733
1.800% due 08/15/2028	35	32
2.200% due 08/15/2031	80	69
4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,060	1,021
4.850% due 08/15/2027	896	903
4.950% due 08/15/2029	1,280	1,282
6.200% due 11/16/2028	3,184	3,354
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026	728	701
Walmart, Inc. 4.500% due 04/15/2053	1,399	1,351
Walt Disney Co.
2.200% due 01/13/2028	78	74
3.800% due 05/13/2060	20	16
6.400% due 12/15/2035	147	169
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	416	340
5.141% due 03/15/2052	1,835	1,416
5.391% due 03/15/2062	1,990	1,526
Waste Connections, Inc.
2.600% due 02/01/2030	1,644	1,521
2.950% due 01/15/2052	591	406
Weir Group PLC 2.200% due 05/13/2026	897	863
Western Digital Corp. 2.850% due 02/01/2029	100	91
Western Midstream Operating LP
5.450% due 11/15/2034	3,100	3,109
6.150% due 04/01/2033	1,736	1,836
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	2,105	2,132
Williams Cos., Inc.
3.750% due 06/15/2027	50	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.300% due 08/15/2052	100	97
5.400% due 03/04/2044	1,845	1,824
Woodside Finance Ltd.
3.650% due 03/05/2025	1,152	1,145
3.700% due 09/15/2026	1,307	1,285
5.100% due 09/12/2034	1,700	1,689
Workday, Inc.
3.700% due 04/01/2029	700	684
3.800% due 04/01/2032	443	421
WRKCo, Inc. 3.900% due 06/01/2028	120	118
Wyeth LLC 5.950% due 04/01/2037	959	1,063
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	52
Zoetis, Inc.
2.000% due 05/15/2030	144	127
4.700% due 02/01/2043	226	215

		561,768

UTILITIES 12.8%
AEP Texas, Inc.
3.450% due 01/15/2050	1,673	1,214
4.700% due 05/15/2032	100	100
5.250% due 05/15/2052	100	98
5.450% due 05/15/2029	1,613	1,683
AES Corp.
2.450% due 01/15/2031	3,881	3,363
5.450% due 06/01/2028	120	124
Alabama Power Co.
3.450% due 10/01/2049	210	162
3.940% due 09/01/2032	1,181	1,145
Ameren Corp. 5.700% due 12/01/2026	70	72
Ameren Illinois Co.
3.700% due 12/01/2047	295	241
4.800% due 12/15/2043	51	48
American Electric Power Co., Inc.
2.300% due 03/01/2030	100	90
5.625% due 03/01/2033	140	148
American Water Capital Corp.
3.000% due 12/01/2026	51	50
4.200% due 09/01/2048	143	125
5.450% due 03/01/2054	206	217
Appalachian Power Co. 7.000% due 04/01/2038	1,555	1,842
Arizona Public Service Co.
2.200% due 12/15/2031	61	52
4.500% due 04/01/2042	56	51
5.700% due 08/15/2034	2,215	2,340
AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,224	2,370
3.650% due 06/01/2051	100	77
3.650% due 09/15/2059	3,692	2,681
4.100% due 02/15/2028	1,446	1,443
4.300% due 02/15/2030	3,211	3,208
4.350% due 03/01/2029	1,209	1,217
4.500% due 03/09/2048	1,750	1,553
4.750% due 05/15/2046	50	47
4.850% due 03/01/2039	444	435
5.400% due 02/15/2034	120	126
Atmos Energy Corp.
1.500% due 01/15/2031	139	118
4.150% due 01/15/2043	1,586	1,419
Avangrid, Inc. 3.800% due 06/01/2029	784	763
Bell Telephone Co. of Canada 2.150% due 02/15/2032	99	84
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,793	1,518
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	242	241
6.125% due 04/01/2036	777	859
BG Energy Capital PLC 5.125% due 10/15/2041	110	109
Bharti Airtel Ltd. 4.375% due 06/10/2025	156	155
Black Hills Corp.
3.150% due 01/15/2027	1,360	1,324
4.200% due 09/15/2046	100	84
6.000% due 01/15/2035	1,144	1,219

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

BP Capital Markets PLC 4.875% due 03/22/2030 •(c)	51	51
British Telecommunications PLC 9.625% due 12/15/2030	1,136	1,435
Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,251	1,229
4.487% due 03/04/2049	58	49
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	3,136	3,200
CenterPoint Energy, Inc. 1.450% due 06/01/2026	613	585
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	120	121
CMS Energy Corp. 4.750% due 06/01/2050 •	1,542	1,490
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	1,159	1,212
Commonwealth Edison Co.
3.700% due 03/01/2045	40	33
4.000% due 03/01/2048	3,877	3,284
5.650% due 06/01/2054	1,014	1,091
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	182
3.600% due 06/15/2061	1,028	770
3.850% due 06/15/2046	3,218	2,657
6.150% due 11/15/2052	1,603	1,834
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,484	1,537
Consumers Energy Co. 4.600% due 05/30/2029	338	345
Dominion Energy, Inc.
3.375% due 04/01/2030	90	85
7.000% due 06/01/2054 •	794	869
DTE Electric Co. 3.000% due 03/01/2032	55	50
DTE Energy Co.
1.050% due 06/01/2025	249	243
3.400% due 06/15/2029	2,638	2,526
Duke Energy Carolinas LLC
2.550% due 04/15/2031	219	197
2.850% due 03/15/2032	100	90
3.550% due 03/15/2052	100	77
3.875% due 03/15/2046	60	50
6.000% due 12/01/2028	950	1,022
Duke Energy Corp.
2.450% due 06/01/2030	552	498
2.550% due 06/15/2031	10	9
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	146	108
3.750% due 09/01/2046	197	157
4.500% due 08/15/2032	2,639	2,611
5.000% due 08/15/2052	178	169
Duke Energy Florida LLC
2.400% due 12/15/2031	1,060	930
3.400% due 10/01/2046	100	77
5.650% due 04/01/2040	11	12
5.950% due 11/15/2052	100	111
Duke Energy Progress LLC
3.400% due 04/01/2032	100	93
3.450% due 03/15/2029	10	10
3.600% due 09/15/2047	100	79
4.000% due 04/01/2052	100	84
5.250% due 03/15/2033	1,535	1,611
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	53	52
East Ohio Gas Co. 1.300% due 06/15/2025	10	10
Edison International
3.550% due 11/15/2024	60	60
5.750% due 06/15/2027	476	491
Electricite de France SA
4.875% due 01/22/2044	1,087	1,016
6.900% due 05/23/2053	1,977	2,301
Emera U.S. Finance LP 4.750% due 06/15/2046	220	196
Enel Finance International NV
1.625% due 07/12/2026	138	131
4.500% due 06/15/2025	491	489
4.625% due 06/15/2027	1,321	1,328
5.000% due 06/15/2032	1,889	1,911
6.000% due 10/07/2039	1,843	1,977
Entergy Corp.
0.900% due 09/15/2025	10	10
1.900% due 06/15/2028	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

2.400% due 06/15/2031	75	65
Evergy, Inc. 2.900% due 09/15/2029	1,356	1,260
Eversource Energy
0.800% due 08/15/2025	9	9
5.000% due 01/01/2027	50	51
5.125% due 05/15/2033	154	157
Exelon Corp. 4.450% due 04/15/2046	210	187
Fells Point Funding Trust 3.046% due 01/31/2027	1,908	1,848
Florida Power & Light Co.
3.150% due 10/01/2049	3,713	2,732
4.125% due 02/01/2042	100	90
Fortis, Inc. 3.055% due 10/04/2026	28	27
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	2	2
Georgia Power Co. 5.004% due 02/23/2027	15	15
Idaho Power Co. 4.200% due 03/01/2048	21	18
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,490	1,272
Interstate Power & Light Co.
3.100% due 11/30/2051	28	19
3.700% due 09/15/2046	25	20
6.250% due 07/15/2039	8	9
Jersey Central Power & Light Co. 2.750% due 03/01/2032	145	127
Kentucky Utilities Co.
5.125% due 11/01/2040	100	101
5.450% due 04/15/2033	2,171	2,293
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,679	1,622
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	203	210
MidAmerican Energy Co. 4.250% due 07/15/2049	2,571	2,275
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	1,260	1,110
New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	84
3.250% due 12/01/2026	1,082	1,053
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	70	65
2.250% due 06/01/2030	58	52
4.800% due 12/01/2077 •	598	568
NGPL PipeCo LLC 4.875% due 08/15/2027	227	228
NiSource, Inc.
0.950% due 08/15/2025	10	10
2.950% due 09/01/2029	828	776
5.000% due 06/15/2052	27	26
5.400% due 06/30/2033	125	130
Northern States Power Co. 2.900% due 03/01/2050	1,419	994
NRG Energy, Inc.
2.000% due 12/02/2025	503	485
7.000% due 03/15/2033	2,080	2,312
NSTAR Electric Co. 4.400% due 03/01/2044	43	39
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	9
4.550% due 03/15/2044	30	28
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	172	124
ONEOK, Inc.
3.400% due 09/01/2029	1,700	1,617
4.250% due 09/24/2027	300	300
4.400% due 10/15/2029	2,200	2,193
4.550% due 07/15/2028	573	576
4.750% due 10/15/2031	500	500
5.200% due 07/15/2048	1,572	1,469
6.100% due 11/15/2032	843	908
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	1,413	1,287
3.300% due 08/01/2040	150	117
3.450% due 07/01/2025	128	126
3.750% due 07/01/2028	1,773	1,726
3.950% due 12/01/2047	1,098	866
4.550% due 07/01/2030	103	102
4.650% due 08/01/2028	52	52

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

4.950% due 07/01/2050	103	93
5.450% due 06/15/2027	779	798
5.900% due 06/15/2032	100	106
6.100% due 01/15/2029	1,821	1,924
PacifiCorp
4.150% due 02/15/2050	70	58
5.450% due 02/15/2034	2,281	2,372
PECO Energy Co. 3.000% due 09/15/2049	68	48
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% due 05/15/2027	388	385
Piedmont Natural Gas Co., Inc. 2.500% due 03/15/2031	58	51
Pinnacle West Capital Corp.
1.300% due 06/15/2025	50	49
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	298	299
Plains All American Pipeline LP
3.550% due 12/15/2029	198	188
5.150% due 06/01/2042	2,385	2,256
Public Service Co. of Colorado
1.900% due 01/15/2031	230	198
3.550% due 06/15/2046	52	39
Public Service Electric & Gas Co. 4.650% due 03/15/2033	2,300	2,334
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	986	954
Puget Energy, Inc.
4.100% due 06/15/2030	226	218
4.224% due 03/15/2032	882	830
Puget Sound Energy, Inc.
3.250% due 09/15/2049	40	29
5.795% due 03/15/2040	30	32
RWE Finance U.S. LLC 6.250% due 04/16/2054	229	240
San Diego Gas & Electric Co.
1.700% due 10/01/2030	100	87
4.150% due 05/15/2048	175	151
Sempra 3.300% due 04/01/2025	1,465	1,453
Shell International Finance BV
2.750% due 04/06/2030	196	183
3.250% due 04/06/2050	230	171
4.000% due 05/10/2046	90	77
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025 (e)	243	239
4.125% due 09/12/2025	206	205
Southern California Edison Co.
2.850% due 08/01/2029	1,307	1,228
3.650% due 02/01/2050	1,775	1,383
4.125% due 03/01/2048	2,157	1,823
5.450% due 06/01/2031	2,674	2,831
5.950% due 11/01/2032	100	109
Southern California Gas Co.
4.125% due 06/01/2048	1,729	1,473
4.450% due 03/15/2044	52	47
Southern Power Co. 5.150% due 09/15/2041	602	597
Southwest Gas Corp.
4.050% due 03/15/2032	605	576
5.450% due 03/23/2028	1,213	1,252
Southwestern Electric Power Co. 4.100% due 09/15/2028	716	710
Southwestern Public Service Co.
3.150% due 05/01/2050	630	441
3.700% due 08/15/2047	9	7
6.000% due 10/01/2036	980	1,039
Tampa Electric Co.
4.350% due 05/15/2044	30	27
5.000% due 07/15/2052	100	97
Tucson Electric Power Co. 5.200% due 09/15/2034	3,253	3,330
Union Electric Co. 3.900% due 04/01/2052	100	83
Verizon Communications, Inc.
2.355% due 03/15/2032	3,718	3,204
2.550% due 03/21/2031	1,199	1,071
3.150% due 03/22/2030	54	51
4.780% due 02/15/2035	1,584	1,582
4.812% due 03/15/2039	2,302	2,268
Virginia Electric & Power Co.
3.750% due 05/15/2027	209	207
4.625% due 05/15/2052	100	92
6.000% due 01/15/2036	60	66
8.875% due 11/15/2038	2,161	2,986

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Vistra Operations Co. LLC 4.300% due 07/15/2029	2,422	2,375
Vodafone Group PLC
5.750% due 02/10/2063	1,731	1,749
6.150% due 02/27/2037	87	96
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,232	1,138
Wisconsin Power & Light Co. 3.950% due 09/01/2032	1,744	1,677
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	50	50

		163,185

Total Corporate Bonds & Notes (Cost $1,223,768)		1,227,508

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
3.000% due 08/15/2052 (h)	5,646	4,539
3.375% due 08/15/2042 (h)	2,402	2,169
3.875% due 05/15/2043 (h)	1,500	1,445
4.000% due 11/15/2042 (h)	3,186	3,136
4.000% due 11/15/2052 (h)	434	422
4.500% due 02/15/2044 (h)	15,700	16,387
U.S. Treasury Inflation Protected Securities (b)
1.750% due 01/15/2034 (h)(j)	19,850	20,081
1.875% due 07/15/2034 (h)	1,002	1,027
U.S. Treasury Notes
2.750% due 08/15/2032 (h)(j)	6,387	5,970
3.375% due 05/15/2033 (h)	14,300	13,907
3.875% due 08/15/2033 (h)	4,100	4,134
4.000% due 02/15/2034 (h)	14,200	14,447
4.375% due 05/15/2034 (h)	21,300	22,313

Total U.S. Treasury Obligations (Cost $107,247)		109,977

SOVEREIGN ISSUES 0.0%
Province of British Columbia 4.750% due 06/12/2034	496	519

Total Sovereign Issues (Cost $495)		519

Total Investments in Securities (Cost $1,331,510)		1,338,004

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 4.950% (d)(e)(g)	3,253,030	3,253

Total Short-Term Instruments (Cost $3,253)		3,253

Total Investments in Affiliates (Cost $3,253)		3,253

Total Investments 105.6% (Cost $1,334,763)		$1,341,257
Financial Derivative Instruments (i)(l) 0.0%(Cost or Premiums, net $3,777)		73
Other Assets and Liabilities, net (5.6)%		(71,243)

Net Assets 100.0%		$1,270,087

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $3,145 were out on loan in exchange for $3,222 of cash collateral as of September 30, 2024.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	5.030%	09/19/2024	10/10/2024	$(29,452)	$(29,502)
DEU	4.900	09/26/2024	10/03/2024	(1,030)	(1,031)
5.020	09/23/2024	10/01/2024	(12,623)	(12,637)
5.020	09/24/2024	10/01/2024	(1,940)	(1,942)
5.050	09/25/2024	10/02/2024	(22,997)	(23,016)

Total Reverse Repurchase Agreements	$(68,128)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	5.330%	08/28/2024	10/28/2024	$(13,955)	$(14,025)
5.390	08/20/2024	10/11/2024	(8,059)	(8,110)

Total Sale-Buyback Transactions	$(22,135)

(h)	Securities with an aggregate market value of $89,436 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(63,180) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(68) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	87	$18,117	$60	$0	$(33)

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra December Futures				12/2024	72	$(8,517)	$5		$37	$0
U.S. Treasury Ultra Long-Term Bond December Futures				12/2024	38	(5,058)	75		30	0

							$80	$67		$0

Total Futures Contracts							$140	$67		$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.077%	$100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly		12/20/2028	$3,500	$68	$13	$81	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029	44,600	993	31	1,024	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029	113,400	2,565	5	2,570	0	(7)

						$3,626	$49	$3,675	$0	$(7)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.348%	Annual	08/06/2029	$6,200	$(2)	$(4)	$(6)	$15	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053	1,000	(30)	28	(2)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053	300	(4)	9	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	6,300	184	(373)	(189)	26	0

						$148	$(340)	$(192)	$46	$0

Total Swap Agreements						$3,777	$(292)	$3,485	$46	$(7)

(j)

Securities with an aggregate market value of $2,019 and cash of $4,581 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$502,555	$0	$502,555
Industrials	0	561,768	0	561,768
Utilities	0	163,185	0	163,185
U.S. Treasury Obligations	0	109,977	0	109,977
Sovereign Issues	0	519	0	519

	$0	$1,338,004	$0	$1,338,004

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	3,253	0	0	3,253

Total Investments	$3,253	$1,338,004	$0	$1,341,257

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$113	$0	$113

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(40)	$0	$(40)

Total Financial Derivative Instruments	$0	$73	$0	$73

Totals	$3,253	$1,338,077	$0	$1,341,330

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Altice France SA 10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$997	$751
Broadcom, Inc. 5.980% due 08/14/2026 «		1,500	1,496
Caesars Entertainment, Inc. 7.595% due 02/06/2031		498	498
Carnival Corp. 7.595% due 10/18/2028		192	193
Cohesity
TBD% due 03/08/2031 «µ		116	117
TBD% due 03/08/2031 «		1,100	1,100
Cotiviti, Inc. 8.451% due 05/01/2031 «		995	996
CPPIB OVM Member U.S. LLC 7.854% due 08/20/2031		2,000	2,003
FinCo LLC 8.255% due 06/27/2029		99	99
Global Medical Response, Inc. 10.461% (TSFR1M + 5.500%) due 10/31/2028 ~		184	183
Jane Street Group LLC TBD% due 01/26/2028		2,000	2,001
LifePoint Health, Inc. 8.965% due 05/17/2031		798	799
Medline Borrower LP 7.095% due 10/23/2028		1,000	1,000
Modena Buyer LLC 9.104% due 07/01/2031		2,000	1,919
Rockpoint Gas Storage Partners LP TBD% due 09/12/2031		1,000	997
Subcalidora 2 SARL 9.095% (Euribor 3MO + 5.750%) due 08/14/2029 «~	EUR	2,000	2,182
Triton Water Holdings, Inc. 8.604% (TSFR3M + 4.000%) due 03/31/2028 ~		$995	996
Truist Insurance Holdings LLC 7.854% (TSFR3M + 3.250%) due 05/06/2031 ~		1,000	1,000
UKG, Inc. 8.555% (TSFR3M + 3.250%) due 02/10/2031 ~		898	899

Total Loan Participations and Assignments (Cost $19,137)			19,229

CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 8.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		1,350	1,276
4.625% due 09/10/2029		2,500	2,502
Ally Financial, Inc.
5.800% due 05/01/2025		300	301
6.992% due 06/13/2029 •		900	952
American Assets Trust LP 6.150% due 10/01/2034		2,000	2,024
American Tower Corp.
2.750% due 01/15/2027		575	556
3.650% due 03/15/2027		200	197
3.800% due 08/15/2029		1,000	973
3.900% due 05/16/2030	EUR	1,500	1,722
5.550% due 07/15/2033		$1,000	1,049
Athene Global Funding 5.339% due 01/15/2027		500	509
Bank of America Corp.
3.705% due 04/24/2028 •		500	493
5.202% due 04/25/2029 •		750	771
5.288% due 04/25/2034 •		2,000	2,080
5.468% due 01/23/2035 •		1,250	1,315
5.819% due 09/15/2029 •		500	526
Barclays PLC
5.690% due 03/12/2030 •		625	650
6.496% due 09/13/2027 •		300	311
7.385% due 11/02/2028 •		590	637
BGC Group, Inc. 6.600% due 06/10/2029		1,000	1,035

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

BoostNewco Borrower LLC 7.500% due 01/15/2031		900	967
BPCE SA 6.612% due 10/19/2027 •		250	260
Brandywine Operating Partnership LP 8.875% due 04/12/2029		600	664
Brookfield Finance, Inc. 4.350% due 04/15/2030		90	89
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		214	208
Burford Capital Global Finance LLC 9.250% due 07/01/2031		1,120	1,207
CaixaBank SA 5.673% due 03/15/2030 •		1,250	1,299
Cantor Fitzgerald LP 7.200% due 12/12/2028		850	902
Charles Schwab Corp. 5.853% due 05/19/2034 •		430	461
CI Financial Corp. 7.500% due 05/30/2029		1,000	1,043
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	8,500	2,356
Credit Acceptance Corp.
6.625% due 03/15/2026		$60	60
9.250% due 12/15/2028		500	535
Credit Suisse USA, Inc. 7.125% due 07/15/2032		1,615	1,865
Crown Castle, Inc.
1.050% due 07/15/2026		475	448
5.600% due 06/01/2029		625	654
Encore Capital Group, Inc.
8.500% due 05/15/2030		2,500	2,637
9.250% due 04/01/2029		1,250	1,347
EPR Properties 3.750% due 08/15/2029		1,000	936
Equinix, Inc. 2.625% due 11/18/2024		245	244
Equitable Holdings, Inc. 4.350% due 04/20/2028		60	60
Everglades Re II Ltd. 16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	417
Focus Financial Partners LLC 6.750% due 09/15/2031		2,000	2,020
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		1,125	1,146
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,380	1,375
7.000% due 05/01/2031		1,925	2,031
Freedom Mortgage Corp.
6.625% due 01/15/2027		60	60
12.000% due 10/01/2028		250	273
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,000	1,029
9.250% due 02/01/2029		300	312
GLP Capital LP
4.000% due 01/15/2031		1,000	938
5.300% due 01/15/2029		130	132
5.375% due 04/15/2026		780	784
5.625% due 09/15/2034		1,800	1,840
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		3,790	3,331
4.482% due 08/23/2028 •		300	302
5.049% due 07/23/2030 •		3,000	3,079
5.330% due 07/23/2035 •		1,500	1,554
5.727% due 04/25/2030 •		1,600	1,682
6.484% due 10/24/2029 •		300	323
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		1,700	1,741
HAT Holdings LLC
3.375% due 06/15/2026		60	58
8.000% due 06/15/2027		650	689
Host Hotels & Resorts LP 3.500% due 09/15/2030		100	93
HSBC Holdings PLC 4.755% due 06/09/2028 •		1,625	1,637
Hudson Pacific Properties LP 5.950% due 02/15/2028		550	505
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •		300	268
Jackson National Life Global Funding 4.600% due 10/01/2029 (a)		2,000	1,996
Jane Street Group 7.125% due 04/30/2031		1,100	1,166
JPMorgan Chase & Co.
4.995% due 07/22/2030 •		2,000	2,057
5.040% due 01/23/2028 •		1,000	1,017

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.294% due 07/22/2035 •		150	157
5.336% due 01/23/2035 •		1,250	1,307
5.350% due 06/01/2034 •		1,800	1,885
5.581% due 04/22/2030 •		2,000	2,100
KBC Group NV 5.796% due 01/19/2029 •		350	363
Kilroy Realty LP 6.250% due 01/15/2036		400	410
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031		1,200	1,273
Lazard Group LLC 6.000% due 03/15/2031		1,000	1,055
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •		90	85
Lloyds Banking Group PLC 5.679% due 01/05/2035 •		1,600	1,684
Mitsubishi UFJ Financial Group, Inc. 5.406% due 04/19/2034 •		465	490
Morgan Stanley
3.955% due 03/21/2035 •	EUR	1,000	1,146
5.042% due 07/19/2030 •		$1,000	1,028
5.164% due 04/20/2029 •		718	738
5.173% due 01/16/2030 •		1,250	1,289
5.250% due 04/21/2034 •		950	982
5.831% due 04/19/2035 •		1,500	1,612
6.407% due 11/01/2029 •		500	537
Morgan Stanley Bank NA 4.968% due 07/14/2028 •		1,000	1,021
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		245	240
7.125% due 02/01/2032		1,600	1,672
Nationwide Building Society 6.557% due 10/18/2027 •		250	260
NatWest Group PLC
5.778% due 03/01/2035 •		1,300	1,383
5.808% due 09/13/2029 •		685	718
6.016% due 03/02/2034 •		300	324
New Mountain Finance Corp. 6.200% due 10/15/2027		1,500	1,497
Newmark Group, Inc. 7.500% due 01/12/2029		725	784
Nomura Holdings, Inc. 5.783% due 07/03/2034		2,200	2,312
OneMain Finance Corp.
3.500% due 01/15/2027		975	933
7.125% due 11/15/2031		1,200	1,215
7.500% due 05/15/2031		1,000	1,030
9.000% due 01/15/2029		335	355
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		1,300	910
Pebblebrook Hotel LP 6.375% due 10/15/2029 (a)		1,500	1,511
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		155	152
7.125% due 11/15/2030		1,000	1,036
7.875% due 12/15/2029		350	374
Piedmont Operating Partnership LP 6.875% due 07/15/2029		1,000	1,051
Realty Income Corp. 3.250% due 01/15/2031		360	336
Sammons Financial Group, Inc. 6.875% due 04/15/2034		600	642
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	522
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	782
4.858% due 09/11/2030 •		3,000	3,025
6.534% due 01/10/2029 •		700	742
Sixth Street Lending Partners 5.750% due 01/15/2030		3,000	2,991
SLM Corp. 3.125% due 11/02/2026		850	818
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		3,500	3,500
Sumitomo Mitsui Financial Group, Inc. 5.424% due 07/09/2031		1,675	1,759
Synchrony Bank 5.400% due 08/22/2025		185	185
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «(d)		1,000	984
UBS Group AG
4.988% due 08/05/2033 •		200	203
5.699% due 02/08/2035 •		1,325	1,399
6.442% due 08/11/2028 •		550	579
6.537% due 08/12/2033 •		60	66

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

UniCreditSpA 7.296% due 04/02/2034 •		300	320
VFH Parent LLC 7.500% due 06/15/2031		1,000	1,050
VICI Properties LP
4.950% due 02/15/2030		600	604
5.750% due 04/01/2034		1,325	1,389
Wells Fargo & Co.
5.198% due 01/23/2030 •		1,250	1,289
5.389% due 04/24/2034 •		1,020	1,058
5.574% due 07/25/2029 •		1,200	1,249
Weyerhaeuser Co. 7.375% due 03/15/2032		1,000	1,159

			135,546

INDUSTRIALS 13.4%
AAR Escrow Issuer LLC 6.750% due 03/15/2029		850	885
AbbVie, Inc. 3.200% due 11/21/2029		1,675	1,602
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,192	1,116
3.600% due 09/15/2028		345	335
Altice France SA 5.500% due 10/15/2029		2,660	1,866
Amentum Escrow Corp. 7.250% due 08/01/2032		2,000	2,089
Amer Sports Co. 6.750% due 02/16/2031		775	795
American Airlines Pass-Through Trust
3.200% due 12/15/2029		150	142
3.600% due 03/22/2029		299	289
3.650% due 08/15/2030		830	794
Amgen, Inc. 5.150% due 03/02/2028		1,000	1,030
ams-OSRAM AG 10.500% due 03/30/2029	EUR	1,300	1,499
Arcosa, Inc. 6.875% due 08/15/2032		$2,000	2,095
Ashtead Capital, Inc. 5.800% due 04/15/2034		800	837
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		750	737
Axalta Coating Systems LLC 3.375% due 02/15/2029		1,000	937
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,120	1,051
4.000% due 10/15/2030		790	729
5.625% due 09/15/2029		2,000	2,031
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		250	265
Becton Dickinson & Co.
1.957% due 02/11/2031		60	52
5.110% due 02/08/2034		950	978
Block, Inc. 6.500% due 05/15/2032		2,000	2,085
Boeing Co.
2.196% due 02/04/2026		2,300	2,216
3.250% due 02/01/2028		1,000	948
3.625% due 02/01/2031		300	275
5.150% due 05/01/2030		900	902
5.930% due 05/01/2060		800	767
6.528% due 05/01/2034		800	859
6.858% due 05/01/2054		600	659
Boston Scientific Corp. 2.650% due 06/01/2030		60	55
British Airways Pass-Through Trust
3.300% due 06/15/2034		139	130
4.250% due 05/15/2034		1,417	1,361
Broadcom Corp. 3.500% due 01/15/2028		100	98
Broadcom, Inc.
2.450% due 02/15/2031		1,000	886
3.187% due 11/15/2036		620	526
4.926% due 05/15/2037		520	520
Builders FirstSource, Inc. 5.000% due 03/01/2030		2,900	2,846
Camelot Finance SA 4.500% due 11/01/2026		120	118
Capstone Borrower, Inc. 8.000% due 06/15/2030		600	636
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,100	1,056
Carnival Corp. 4.000% due 08/01/2028		2,200	2,126

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

CDWLLC
3.569% due 12/01/2031		1,605	1,470
5.100% due 03/01/2030		1,000	1,014
5.550% due 08/22/2034		1,000	1,024
Centene Corp.
2.450% due 07/15/2028		1,000	922
3.000% due 10/15/2030		3,425	3,069
Cerdia Finanz GmbH 9.375% due 10/03/2031 (a)		1,500	1,534
CGI, Inc. 1.450% due 09/14/2026		400	379
Charter Communications Operating LLC
2.250% due 01/15/2029		1,000	891
2.800% due 04/01/2031		100	86
3.850% due 04/01/2061		1,660	1,019
3.950% due 06/30/2062		350	216
Cloud Software Group, Inc. 6.500% due 03/31/2029		650	647
Clydesdale Acquisition Holdings, Inc. 6.875% due 01/15/2030		1,500	1,534
CMA CGM SA 5.500% due 07/15/2029	EUR	1,000	1,144
Constellation Brands, Inc.
2.250% due 08/01/2031		$475	411
3.150% due 08/01/2029		450	427
3.600% due 02/15/2028		200	196
Coty, Inc. 5.000% due 04/15/2026		152	151
CQP Holdco LP 5.500% due 06/15/2031		1,500	1,472
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,110	1,028
CVS Health Corp. 4.300% due 03/25/2028		630	628
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		647	605
Diamond Foreign Asset Co. 8.500% due 10/01/2030		2,350	2,457
Directv Financing LLC 8.875% due 02/01/2030		400	403
Enbridge, Inc. 5.700% due 03/08/2033		590	622
Energy Transfer LP
3.750% due 05/15/2030		675	645
6.550% due 12/01/2033		1,000	1,105
Eni SpA 5.500% due 05/15/2034		1,000	1,036
EnLink Midstream LLC 6.500% due 09/01/2030		300	324
Entergy Louisiana LLC
4.000% due 03/15/2033		495	473
5.350% due 03/15/2034		625	654
Enterprise Products Operating LLC 2.800% due 01/31/2030		400	373
EQM Midstream Partners LP 4.500% due 01/15/2029		172	168
ESAB Corp. 6.250% due 04/15/2029		500	514
Essent Group Ltd. 6.250% due 07/01/2029		2,000	2,087
First Student Bidco, Inc. 4.000% due 07/31/2029		350	329
Fiserv, Inc. 5.450% due 03/15/2034		800	837
Flutter Treasury Designated Activity Co. 5.000% due 04/29/2029	EUR	1,500	1,725
Ford Motor Co.
3.250% due 02/12/2032		$185	158
5.291% due 12/08/2046		200	182
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031		1,000	1,056
Gartner, Inc. 3.750% due 10/01/2030		1,535	1,442
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) 10.000% due 10/31/2028 (b)		1,200	1,207
Global Payments, Inc.
1.200% due 03/01/2026		300	287
2.650% due 02/15/2025		90	89
5.400% due 08/15/2032		1,375	1,412
goeasy Ltd.
7.625% due 07/01/2029		1,750	1,815
9.250% due 12/01/2028		250	269
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		3,500	3,626
Gulfport Energy Corp. 6.750% due 09/01/2029		1,400	1,418

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

GXOLogistics, Inc. 6.250% due 05/06/2029		1,000	1,053
HCA, Inc. 3.625% due 03/15/2032		1,325	1,226
HEICO Corp. 5.250% due 08/01/2028		250	258
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		114	103
Hologic, Inc. 3.250% due 02/15/2029		1,000	933
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		600	622
8.875% due 07/15/2028		150	159
Howmet Aerospace, Inc.
4.850% due 10/15/2031		2,000	2,043
5.950% due 02/01/2037		425	465
6.750% due 01/15/2028		60	64
Imola Merger Corp. 4.750% due 05/15/2029		1,300	1,270
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		3,000	2,982
IPD 3 BV 6.856% due 06/15/2031 •	EUR	1,000	1,118
IQVIA, Inc. 6.250% due 02/01/2029		$850	904
JetBlue Airways Corp. 9.875% due 09/20/2031		1,000	1,054
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,585	1,422
4.000% due 05/15/2034		742	714
Kodiak Gas Services LLC 7.250% due 02/15/2029		1,500	1,554
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		2,000	1,999
LABL, Inc. 6.750% due 07/15/2026		625	625
Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,743
3.900% due 08/08/2029		2,175	2,074
LD Celulose International GmbH 7.950% due 01/26/2032 (a)		2,000	2,054
Legacy LifePoint Health LLC 4.375% due 02/15/2027		120	118
LifePoint Health, Inc. 11.000% due 10/15/2030		775	875
Lightning Power LLC 7.250% due 08/15/2032		2,000	2,105
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,000	963
Marvell Technology, Inc. 5.750% due 02/15/2029		1,100	1,155
Masterbrand, Inc. 7.000% due 07/15/2032		1,000	1,049
Matador Resources Co. 6.250% due 04/15/2033		2,500	2,464
Mativ Holdings, Inc. 8.000% due 10/01/2029 (a)		1,700	1,737
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027		425	440
Medline Borrower LP 6.250% due 04/01/2029		1,850	1,908
Molina Healthcare, Inc. 3.875% due 05/15/2032		1,200	1,098
MPLX LP 1.750% due 03/01/2026		460	443
National Football League 5.480% due 10/05/2028 «(g)		1,600	1,648
NCL Corp. Ltd.
5.875% due 02/15/2027		60	60
8.125% due 01/15/2029		200	214
New Fortress Energy, Inc. 8.750% due 03/15/2029		750	565
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		200	197
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		800	782
7.250% due 01/15/2029		650	686
Noble Finance LLC 8.000% due 04/15/2030		3,300	3,407
Northriver Midstream Finance LP 6.750% due 07/15/2032		2,000	2,066
NXP BV
2.500% due 05/11/2031		1,350	1,183
3.875% due 06/18/2026		245	243
Occidental Petroleum Corp.
5.375% due 01/01/2032		1,000	1,015

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

5.550% due 10/01/2034		1,500	1,524
6.450% due 09/15/2036		1,000	1,081
8.875% due 07/15/2030		625	738
OEG Finance PLC 7.250% due 09/27/2029	EUR	1,400	1,589
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$290	277
7.250% due 06/15/2031		1,000	1,042
9.750% due 11/15/2028		100	107
Oracle Corp. 2.300% due 03/25/2028		700	658
Organon & Co.
4.125% due 04/30/2028		1,000	962
6.750% due 05/15/2034		500	517
7.875% due 05/15/2034		750	796
PetSmart, Inc. 4.750% due 02/15/2028		550	528
Post Holdings, Inc.
4.625% due 04/15/2030		200	192
6.250% due 10/15/2034 (a)		2,500	2,522
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		1,500	1,549
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		400	434
Rand Parent LLC 8.500% due 02/15/2030		260	265
Rivian Holdings LLC 11.359% due 10/15/2026 •		1,300	1,316
Rolls-Royce PLC 5.750% due 10/15/2027		3,125	3,224
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028		850	861
Royalty Pharma PLC 1.200% due 09/02/2025		155	150
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		600	599
Santos Finance Ltd. 6.875% due 09/19/2033		300	330
Seadrill Finance Ltd. 8.375% due 08/01/2030		1,000	1,045
Seagate HDD Cayman
8.250% due 12/15/2029		60	65
9.625% due 12/01/2032		500	581
Sensata Technologies, Inc. 4.375% due 02/15/2030		475	454
Sirius XM Radio, Inc. 3.875% due 09/01/2031		155	135
Sociedad Quimica y Minera de Chile SA 5.500% due 09/10/2034		1,500	1,503
Southern Co. 3.250% due 07/01/2026		200	197
Spirit AeroSystems, Inc.
9.375% due 11/30/2029		250	272
9.750% due 11/15/2030		300	335
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		649	600
4.100% due 10/01/2029		485	455
Stagwell Global LLC 5.625% due 08/15/2029		200	194
Standard Industries, Inc. 4.375% due 07/15/2030		1,025	971
Star Parent, Inc. 9.000% due 10/01/2030		250	269
Stryker Corp.
1.950% due 06/15/2030		1,000	882
4.625% due 09/11/2034		1,500	1,507
T-Mobile USA, Inc.
3.750% due 04/15/2027		555	548
3.875% due 04/15/2030		1,425	1,386
Tapestry, Inc. 7.700% due 11/27/2030		600	647
Targa Resources Corp. 5.500% due 02/15/2035		2,600	2,679
Terex Corp. 6.250% due 10/15/2032 (a)		2,000	2,000
Time Warner Cable LLC 4.500% due 09/15/2042		300	230
TopBuild Corp. 4.125% due 02/15/2032		335	309
TransDigm, Inc. 7.125% due 12/01/2031		325	344
Transocean Aquila Ltd. 8.000% due 09/30/2028		227	232
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		185	191

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		662	654
4.625% due 12/03/2026		1,204	1,199
U.S. Foods, Inc. 4.750% due 02/15/2029		215	210
UKG, Inc. 6.875% due 02/01/2031		500	517
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,939	1,735
3.500% due 09/01/2031		852	804
5.450% due 08/15/2038		3,000	3,134
5.875% due 04/15/2029		146	149
United Airlines, Inc. 4.625% due 04/15/2029		300	290
Valaris Ltd. 8.375% due 04/30/2030		490	505
Vale Overseas Ltd.
3.750% due 07/08/2030		1,260	1,202
6.400% due 06/28/2054		200	211
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		1,075	965
Venture Global LNG, Inc.
7.000% due 01/15/2030		7,000	7,157
8.375% due 06/01/2031		2,050	2,166
Viking Cruises Ltd. 9.125% due 07/15/2031		75	82
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		830	736
VMware, Inc.
1.400% due 08/15/2026		60	57
2.200% due 08/15/2031		4,000	3,437
VOC Escrow Ltd. 5.000% due 02/15/2028		155	153
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029		1,800	1,798
Wand NewCo 3, Inc. 7.625% due 01/30/2032		1,000	1,054
Wayfair LLC 7.250% due 10/31/2029 (a)		2,500	2,567
Western Digital Corp.
2.850% due 02/01/2029		219	200
4.750% due 02/15/2026		147	146
Western Midstream Operating LP 3.100% due 02/01/2025		60	60
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		60	59
4.700% due 09/15/2028		1,000	1,013
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	1,200	1,217
Woodside Finance Ltd. 5.100% due 09/12/2034		$3,000	2,981
Wynn Las Vegas LLC 5.250% due 05/15/2027		345	346
Wynn Resorts Finance LLC 7.125% due 02/15/2031		500	540
Yinson Boronia Production BV 8.947% due 07/31/2042		1,600	1,714
ZF North America Capital, Inc.
6.750% due 04/23/2030		750	757
6.875% due 04/23/2032		750	753
7.125% due 04/14/2030		90	93
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	906
Zoetis, Inc. 5.600% due 11/16/2032		500	536

			223,058

UTILITIES 1.6%
AES Corp. 5.450% due 06/01/2028		310	319
Aethon United BR LP 7.500% due 10/01/2029 (a)		2,500	2,535
Antero Midstream Partners LP 5.750% due 03/01/2027		260	260
AT&T, Inc. 1.650% due 02/01/2028		1,380	1,272
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		200	196
Calpine Corp. 4.500% due 02/15/2028		300	293
Clearway Energy Operating LLC 3.750% due 02/15/2031		185	170
Constellation Energy Generation LLC 3.250% due 06/01/2025		120	119

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Electricitede France SA
4.875% due 09/21/2038	100	96
6.000% due 04/22/2064	1,000	1,016
9.125% due 03/15/2033 •(f)	120	137
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041	3,500	3,656
FirstEnergy Corp.
2.250% due 09/01/2030	90	80
3.400% due 03/01/2050	650	477
FORESEA Holding SA 7.500% due 06/15/2030	3,200	3,068
Georgia Power Co.
4.950% due 05/17/2033	90	93
5.250% due 03/15/2034	500	524
ONEOK, Inc.
5.050% due 11/01/2034	3,000	2,988
5.200% due 07/15/2048	1,000	935
Pacific Gas & Electric Co.
3.300% due 12/01/2027	600	579
4.550% due 07/01/2030	365	362
5.800% due 05/15/2034	2,025	2,141
6.950% due 03/15/2034	250	284
PacifiCorp
5.300% due 02/15/2031	500	521
5.500% due 05/15/2054	390	392
Southern California Edison Co.
5.200% due 06/01/2034	925	959
5.875% due 12/01/2053	585	635
Sprint Capital Corp.
6.875% due 11/15/2028	600	656
8.750% due 03/15/2032	500	621
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029	1,000	1,027

		26,411

Total Corporate Bonds & Notes (Cost $371,970)		385,015

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038	155	159
California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051	215	160

		319

IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2024 5.000% due 08/01/2034	2,200	2,613

Total Municipal Bonds & Notes (Cost $2,856)		2,932

U.S. GOVERNMENT AGENCIES 42.3%
Uniform Mortgage-Backed Security 6.000% due 10/01/2053 - 08/01/2054	22,757	23,265
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 12/01/2054	121,900	117,297
4.500% due 11/01/2054 - 12/01/2054	135,300	133,142
5.000% due 11/01/2054	51,550	51,528
5.500% due 11/01/2054	65,530	66,294
6.000% due 11/01/2054 - 12/01/2054	227,300	232,329
6.500% due 11/01/2054 - 12/01/2054	79,300	81,716

Total U.S. Government Agencies (Cost $707,057)		705,571

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Inflation Protected Securities(e)
0.125% due 04/15/2025 (k)	751	738
0.125% due 10/15/2025 (k)	1,576	1,545
0.375% due 07/15/2025 (k)	8,201	8,084
1.750% due 01/15/2034 (k)	56,686	57,346
2.125% due 04/15/2029	76,673	78,824

Total U.S. Treasury Obligations (Cost $143,385)		146,537

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.7%
AG Trust 7.112% due 07/15/2041 •	15,500	15,535
American Home Mortgage Assets Trust 6.043% due 11/25/2046 •	501	127
Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ	2,264	2,251
5.985% due 01/25/2069 þ	1,811	1,838

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.197% due 01/25/2069 þ		3,688	3,760
6.500% due 12/25/2067 þ		813	827
ATLX Trust 3.850% due 04/25/2064 þ		6,400	6,209
Avon Finance PLC 5.880% due 12/28/2049 •	GBP	824	1,103
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «		$2,790	2,161
7.111% due 03/15/2037 •		1,000	998
Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		4,033	1,204
6.359% due 10/25/2036 þ		5,293	1,581
Bear Stearns Mortgage Funding Trust 5.389% due 07/25/2036 •		758	694
Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,287
3.944% due 07/15/2051		1,300	1,276
BINOM Securitization Trust 4.441% due 08/25/2057 ~		6,084	5,981
BMO Mortgage Trust
5.462% due 02/15/2057		2,400	2,481
5.857% due 02/15/2057		9,600	10,120
BX Trust 6.109% due 02/15/2039 •		228	227
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,035	945
3.250% due 03/25/2064 ~		3,833	3,494
3.250% due 08/25/2064 ~		4,856	4,425
3.250% due 09/25/2064 ~		8,580	7,797
3.375% due 12/25/2064 «~		14,000	12,854
CIM Trust
3.250% due 10/25/2058 ~		1,150	1,052
4.750% due 06/25/2064 ~		4,571	4,550
6.639% due 12/25/2067 þ		412	417
COLT Mortgage Loan Trust
5.162% due 04/25/2067 þ		734	731
6.393% due 06/25/2069 þ		4,465	4,559
6.421% due 05/25/2069 þ		1,946	1,994
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		10,638	9,569
3.650% due 07/25/2058 ~		686	673
4.500% due 08/01/2057 ~		996	987
Cross Mortgage Trust
6.093% due 04/25/2069 þ		924	936
6.147% due 07/25/2069 þ		4,191	4,259
6.272% due 06/25/2069 þ		5,376	5,479
6.615% due 03/25/2068 þ		386	393
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	525
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.449% due 12/25/2036 •		19,563	4,007
GCAT Trust
4.250% due 05/25/2067 ~		2,961	2,890
6.007% due 01/25/2059 þ		843	852
6.085% due 06/25/2059 þ		2,672	2,712
GS Mortgage Securities Corp. Trust
6.464% due 12/15/2036 •		6,800	6,784
8.497% due 08/15/2039 •		3,000	3,008
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		5,997	5,850
HarborView Mortgage Loan Trust
5.699% due 11/19/2035 •		1,557	1,044
5.755% due 06/20/2035 •		5,470	5,165
ILPT Commercial Mortgage Trust 7.342% due 10/15/2039 •		1,878	1,879
Independence Plaza Trust 3.763% due 07/10/2035		1,000	974
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •		2,831	2,757
6.194% due 02/15/2035 •		848	844
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,762	1,729
5.250% due 11/25/2063 ~		437	442
5.990% due 07/25/2064 ~		946	961
Merrion Square Residential 4.474% due 03/24/2081 •	EUR	9,638	10,730
MF1 Ltd. 6.167% due 12/15/2034 •		$3,790	3,745
MFA Trust
4.250% due 02/25/2066 ~		1,969	1,911
6.105% due 12/25/2068 þ		2,284	2,305
6.775% due 10/25/2058 þ		1,112	1,135
Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,365
3.250% due 01/25/2061 ~		3,019	2,740

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NewOrleans Hotel Trust 6.133% due 04/15/2032 •		4,793	4,720
New York Mortgage Trust 3.750% due 02/25/2068 ~		938	894
NLT Trust 3.200% due 10/25/2062 ~		3,518	3,203
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.978% due 08/25/2036 ~		9,476	2,695
6.757% due 06/25/2036 þ		10,652	2,986
OBX Trust
3.602% due 03/25/2053 ~		1,341	1,311
3.617% due 04/25/2053 ~		1,763	1,754
5.878% due 12/25/2063 þ		8,861	8,971
6.233% due 05/25/2064 þ		3,304	3,364
6.465% due 10/25/2063 þ		859	874
6.520% due 07/25/2063 þ		389	396
6.567% due 06/25/2063 þ		390	396
6.844% due 04/25/2063 þ		992	1,014
7.159% due 10/25/2063 þ		1,648	1,692
OPEN Trust 8.186% due 10/15/2028 •		620	628
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.734% due 11/25/2035 •		3,184	2,973
PRKCM Trust
6.431% due 05/25/2059 þ		2,360	2,409
6.584% due 09/25/2058 þ		813	826
7.225% due 11/25/2058 þ		875	897
PRPM LLC
3.750% due 03/25/2054 þ		920	898
4.000% due 11/25/2053 þ		1,031	1,009
4.000% due 01/25/2054 þ		1,830	1,804
4.000% due 05/25/2054 þ		912	899
4.000% due 07/25/2054 þ		936	916
4.000% due 08/25/2054 þ		1,822	1,784
4.200% due 12/25/2064 þ		2,745	2,698
6.959% due 02/25/2029 þ		1,832	1,842
PRPM Trust
6.221% due 11/25/2068 þ		1,861	1,886
6.250% due 08/25/2068 þ		895	906
6.265% due 12/25/2068 þ		3,652	3,721
6.327% due 06/25/2069 þ		3,216	3,274
RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		9,100	9,088
5.846% due 08/25/2044 þ		6,849	6,939
6.141% due 04/25/2044 ~		4,548	4,606
6.147% due 06/25/2044 þ		9,646	9,809
Residential Accredit Loans, Inc. Trust 6.500% due 09/25/2037		5,692	4,732
SMRT Commercial Mortgage Trust 6.097% due 01/15/2039 •		1,500	1,488
Starwood Mortgage Trust 6.311% due 04/15/2034 •		695	689
Towd Point Mortgage Trust
2.750% due 07/25/2057 ~		217	215
2.900% due 10/25/2059 ~		1,042	1,002
3.750% due 04/25/2057 ~		1,500	1,473
3.750% due 09/25/2062		8,447	8,122
4.134% due 04/25/2055 ~		7,500	7,313
5.969% due 10/25/2048 •		816	830
Trinity Square PLC 6.346% due 07/15/2059 ~	GBP	1,000	1,337
Turkeys First National Bank 7.962% due 11/15/2034 «(g)		$2,200	2,200
Verus Securitization Trust
3.417% due 01/25/2060 þ		339	332
5.811% due 05/25/2068 þ		1,659	1,671
5.999% due 02/25/2068 þ		915	921
6.116% due 03/25/2069 þ		11,206	11,391
6.192% due 06/25/2069 þ		5,566	5,677
6.193% due 03/25/2068 þ		368	371
6.218% due 06/25/2069 þ		5,529	5,637
6.259% due 12/25/2068 þ		8,269	8,409
6.338% due 04/25/2069 þ		3,769	3,846
6.443% due 08/25/2068 þ		969	985
6.665% due 09/25/2068 þ		1,002	1,022
6.876% due 11/25/2068 ~		1,343	1,377
7.070% due 10/25/2068 þ		821	843
Visio Trust 6.598% due 10/25/2058 þ		886	901
WaMu Mortgage Pass-Through Certificates Trust
5.045% due 01/25/2036 ~		5,538	5,335
5.829% due 10/25/2045 •		2,130	2,075
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,295
3.640% due 12/15/2059		500	489

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

WSTNTrust 6.518% due 07/05/2037 ~		400	410

Total Non-Agency Mortgage-Backed Securities (Cost $371,558)			378,598

ASSET-BACKED SECURITIES 34.6%
37 Capital CLO 1 Ltd. 7.101% due 01/15/2034 •		1,700	1,704
522 Funding CLO Ltd. 6.624% due 04/20/2030 •		192	192
Accredited Mortgage Loan Trust 5.409% due 12/25/2035 •		16,357	15,339
ACE Securities Corp. Home Equity Loan Trust
5.329% due 07/25/2037 •		30,031	7,742
5.489% due 07/25/2036 •		8,895	7,246
7.219% due 08/25/2045 •		7,700	6,702
ACHV ABS Trust
5.070% due 10/27/2031		3,300	3,314
5.430% due 10/27/2031		5,000	5,024
5.900% due 04/25/2031		850	858
Allegro CLO Ltd. 6.516% due 10/16/2031 •		851	852
Ally Bank Auto Credit-Linked Notes Trust 6.315% due 05/17/2032		436	441
American Money Management Corp. CLO Ltd. 6.314% due 11/10/2030 •		487	487
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.914% due 07/25/2035 •		225	222
6.019% due 08/25/2035 •		1,682	1,653
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •		1,500	1,509
AREIT LLC 7.195% due 08/17/2041 •		493	496
AREIT Trust 6.277% due 11/17/2038 •		361	360
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.429% due 01/25/2036 •		371	356
Ascent Education Funding Trust 6.140% due 10/25/2050		2,072	2,132
Asset-Backed Securities Corp. Home Equity Loan Trust 6.994% due 05/25/2035 •		2,778	2,428
Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	506
5.360% due 06/20/2030		2,000	2,060
5.900% due 08/21/2028		1,200	1,243
Bain Capital Credit CLO Ltd. 1.000% due 07/16/2034 (a)		12,600	12,600
Barings CLO Ltd. 6.534% due 01/20/2031 •		1,423	1,424
Barings Euro CLO DAC 4.665% due 07/25/2035 •	EUR	2,000	2,219
Bear Stearns Asset-Backed Securities Trust 5.689% due 03/25/2035 •		$1,383	1,386
BlueMountain CLO Ltd. 6.318% due 11/15/2030 •		1,660	1,662
BNC Mortgage Loan Trust 6.469% due 11/25/2037 •		12,673	9,062
Carlyle Global Market Strategies Euro CLO DAC 4.624% due 01/16/2033 •	EUR	500	556
Carlyle U.S. CLO Ltd. 6.723% due 10/15/2035 •		$1,200	1,201
Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	6,004
4.900% due 12/10/2030		6,000	6,000
5.670% due 09/10/2030		6,250	6,396
5.820% due 09/10/2030		3,750	3,853
Chase Funding Trust 5.429% due 12/25/2033 •		1,016	1,004
CIFC Funding Ltd.
6.495% due 10/24/2030 •		155	155
6.654% due 01/22/2031 •		777	778
Citicorp Residential Mortgage Trust 4.571% due 07/25/2036 þ		7,347	7,110
Citigroup Mortgage Loan Trust 5.369% due 11/25/2046 •		470	461
College Avenue Student Loans LLC
6.069% due 07/25/2051 •		2,558	2,532
6.369% due 12/28/2048 •		1,477	1,476
7.180% due 05/25/2055 •		2,913	2,962
Countrywide Asset-Backed Certificates Trust
5.456% due 07/25/2035 ~		942	936
7.144% due 12/25/2034 •		3,471	3,185
CPS Auto Receivables Trust
4.650% due 03/15/2029		5,300	5,299
4.760% due 01/15/2031		7,000	6,993
5.740% due 04/15/2030		1,500	1,527

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

CRBSecuritization Trust 6.960% due 10/20/2033		262	265
CSAB Mortgage-Backed Trust 6.220% due 09/25/2036 þ		6,094	1,761
Cumulus Static CLO DAC 4.742% due 11/15/2033 •	EUR	993	1,108
Drive Auto Receivables Trust
4.520% due 07/16/2029		$6,000	5,998
4.670% due 05/17/2032		6,000	5,996
Dryden Euro CLO DAC
4.674% due 10/18/2034 •	EUR	7,000	7,775
4.874% due 04/18/2035 •		6,000	6,684
ECMC Group Student Loan Trust 6.545% due 11/25/2069 •		$940	945
Equifirst Loan Securitization Trust 5.229% due 04/25/2037 •		5,000	3,909
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		8,000	7,992
4.640% due 01/15/2030		8,000	7,992
5.410% due 05/15/2030		1,500	1,527
FCCU Auto Receivables Trust 5.460% due 04/15/2030		1,000	1,034
FHF Issuer Trust
5.690% due 02/15/2030		2,944	2,984
5.890% due 06/15/2030		3,500	3,562
Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,295
5.053% due 07/15/2028		3,000	2,257
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$1,635	1,646
5.550% due 05/15/2029		1,000	1,019
Galaxy CLO Ltd. 6.377% due 05/16/2031 •		385	386
GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,800	2,833
5.210% due 02/18/2031		6,000	6,088
5.770% due 11/15/2028		7,000	7,137
GLS Auto Select Receivables Trust
5.640% due 06/17/2030		3,250	3,344
5.640% due 08/15/2030		800	822
5.920% due 08/15/2030		1,000	1,030
GoldenTree Loan Management U.S. CLO Ltd. 6.952% due 01/20/2034 •		1,000	1,002
Golub Capital Partners Static Ltd. 6.512% due 04/20/2033 •		1,721	1,722
GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,100	1,130
5.870% due 06/25/2059		2,000	2,043
5.880% due 06/25/2059		4,000	4,047
6.360% due 06/25/2059		2,000	2,051
GSAA Home Equity Trust 5.069% due 05/25/2037 •		8,113	2,845
GSAMP Trust
5.149% due 06/25/2036 •		851	476
5.704% due 09/25/2035 •		1,607	1,586
Harvest CLO DAC 4.625% due 01/15/2034 •	EUR	10,000	11,136
Hayfin Emerald CLO 4.725% due 10/15/2034 •		5,000	5,544
HSI Asset Securitization Corp. Trust 5.229% due 12/25/2036 •		$5,141	2,047
Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	10,000	11,132
4.755% due 01/15/2034 •		10,000	11,135
IXIS Real Estate Capital Trust 5.569% due 03/25/2036 •		$154	81
JP Morgan Mortgage Acquisition Trust
4.247% due 11/25/2036 •		1,243	1,123
5.289% due 03/25/2037 •		1,500	1,369
KKR CLO Ltd. 6.726% due 02/09/2035 •		2,000	2,002
KREF Ltd. 6.415% due 02/17/2039 •		1,000	999
LCM LP 6.693% due 10/15/2031 •		614	615
Lendbuzz Securitization Trust 4.970% due 10/15/2029		5,200	5,210
Lendmark Funding Trust 5.530% due 06/21/2032		3,100	3,169
LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		1,210	1,207
6.892% due 01/17/2037 •		929	930
Long Beach Mortgage Loan Trust 5.719% due 02/25/2034 •		1,337	1,329
Madison Park Funding Ltd. 6.484% due 10/21/2030 •		428	429

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

MarathonCLO Ltd. 6.501% due 04/15/2032 •	3,993	3,997
Merrill Lynch First Franklin Mortgage Loan Trust
5.229% due 06/25/2037 •	1,568	1,558
5.469% due 06/25/2037 •	288	288
Merrill Lynch Mortgage Investors Trust 6.094% due 06/25/2035 •	4,150	4,273
MF1 LLC 6.702% due 03/19/2039 •	2,000	2,002
MidOcean Credit CLO 6.664% due 04/21/2031 •	442	443
Morgan Stanley ABS Capital, Inc. Trust
5.589% due 12/25/2035 •	349	341
5.869% due 05/25/2034 •	6,471	6,220
Nassau Ltd. 6.813% due 01/15/2030 •	149	150
Navient Private Education Refi Loan Trust 6.261% due 12/15/2059 •	1,282	1,284
Navient Student Loan Trust 6.295% due 08/26/2069 •	863	861
Nelnet Student Loan Trust
6.640% due 02/20/2041	351	359
7.545% due 02/20/2041 •	351	352
Neuberger Berman CLO Ltd. 6.483% due 10/15/2029 •	767	768
New Century Home Equity Loan Trust
5.529% due 05/25/2036 •	1,500	1,376
5.854% due 05/25/2034 •	1,804	1,794
NovaStar Mortgage Funding Trust 5.249% due 06/25/2036 •	233	209
OCP CLO Ltd. 6.664% due 07/20/2029 •	96	97
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	4,000	4,078
Oportun Issuance Trust
5.860% due 02/09/2032	3,600	3,608
6.334% due 04/08/2031	871	874
OZLM Ltd. 6.432% due 07/20/2030 •	787	788
Pagaya AI Debt Selection Trust
5.065% due 03/15/2032	6,000	6,023
5.331% due 01/15/2032	5,474	5,489
6.093% due 11/15/2031	1,859	1,877
6.117% due 12/15/2031	3,220	3,259
6.258% due 10/15/2031	2,720	2,748
6.278% due 10/15/2031	2,124	2,145
6.660% due 07/15/2031	1,789	1,820
7.128% due 06/16/2031	150	150
7.228% due 07/15/2031	161	161
7.299% due 06/16/2031	841	859
7.400% due 03/15/2030 ~	769	775
7.625% due 04/15/2031	1,100	1,109
7.656% due 05/15/2030	1,000	1,008
8.258% due 12/16/2030 ~	695	702
8.609% due 07/15/2030 ~	853	866
9.099% due 04/15/2031	1,000	1,026
9.435% due 07/15/2030	2,200	2,244
9.570% due 12/16/2030	2,699	2,758
PFP Ltd. 6.915% due 09/17/2039 •	18,700	18,787
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039 «(a)	8,000	7,984
PRET LLC
5.963% due 09/25/2054 þ	6,800	6,833
7.143% due 03/25/2054 þ	4,352	4,416
PRET Trust 4.075% due 06/25/2064 ~	3,800	3,641
RCKT Mortgage Trust 5.344% due 09/25/2044 þ	4,950	4,980
Reach ABS Trust
5.840% due 07/15/2031	5,000	5,091
5.880% due 07/15/2031	2,491	2,507
6.290% due 02/18/2031	950	969
6.300% due 02/18/2031	1,523	1,534
Regatta Funding Ltd. 6.485% due 10/25/2031 •	3,698	3,702
Regional Management Issuance Trust 5.830% due 07/15/2036	1,500	1,554
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	2,230	2,256
7.130% due 01/26/2032	883	893
Residential Asset Mortgage Products Trust 5.349% due 10/25/2036 •	17,323	16,127
Residential Asset Securities Corp. Trust 6.994% due 03/25/2035 •	669	622

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

RockfordTower Europe CLO DAC 5.075% due 04/24/2037 •	EUR	4,700	5,242
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		$6,100	6,153
5.450% due 03/15/2030		1,295	1,318
5.470% due 12/16/2030		7,000	7,130
6.400% due 03/17/2031		500	527
6.430% due 02/18/2031		500	523
Saxon Asset Securities Trust
5.069% due 05/25/2047 •		184	132
5.369% due 09/25/2047 •		628	595
5.464% due 03/25/2036 •		6,050	4,602
Securitized Asset-Backed Receivables LLC Trust
5.229% due 01/25/2037 •		788	753
5.389% due 03/25/2036 •		3,588	3,409
5.389% due 12/25/2036 •		3,677	1,803
5.929% due 10/25/2035 •		3,151	2,258
SLM Student Loan Trust
4.085% due 10/25/2039 •	EUR	1,240	1,286
4.235% due 07/25/2039 •		1,274	1,316
SMB Private Education Loan Trust
5.090% due 10/16/2056		$2,300	2,336
5.380% due 01/15/2053		1,119	1,145
5.380% due 07/15/2053		4,869	5,004
5.500% due 06/17/2052		4,807	4,956
6.442% due 06/17/2052 •		1,538	1,528
6.442% due 07/15/2053 •		4,869	4,824
6.700% due 10/16/2056 •		2,900	2,906
7.142% due 10/16/2056 •		4,273	4,340
Sound Point CLO Ltd. 6.733% due 07/15/2034 •		1,000	1,001
Soundview Home Loan Trust 5.229% due 02/25/2037 •		11,442	3,320
St Paul's CLO DAC 4.515% due 04/25/2030 •	EUR	5,860	6,530
Steele Creek CLO Ltd. 6.614% due 04/21/2031 •		$608	609
Stream Innovations Trust 6.270% due 07/15/2044		2,030	2,086
Structured Asset Investment Loan Trust 0.000% due 10/25/2033 •		1,797	1,830
Structured Asset Securities Corp.
4.631% due 02/25/2035 •		825	805
5.629% due 02/25/2035 •		4	4
Structured Asset Securities Corp. Mortgage Loan Trust 5.389% due 02/25/2037 •		329	322
Symphony CLO Ltd.
6.847% due 04/15/2037 •		2,000	2,010
7.082% due 01/20/2037 •		1,000	1,007
TCW CLO Ltd.
6.395% due 08/16/2034 •		2,300	2,301
6.886% due 01/16/2037 •		2,000	2,010
TIAA CLO Ltd.
6.422% due 01/20/2032 •		1,500	1,501
6.698% due 01/16/2031 •		504	504
Toro European CLO DAC 4.624% due 01/12/2032 •	EUR	499	555
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~		$2,791	2,820
Tricolor Auto Securitization Trust
6.360% due 12/15/2027		1,372	1,384
6.610% due 10/15/2027		1,212	1,222
Trinitas CLO Ltd.
6.644% due 07/20/2031 •		1,094	1,095
6.655% due 04/25/2033 •		2,000	2,003
Trysail CLO Ltd. 6.582% due 07/20/2032 •		4,000	4,002
United Auto Credit Securitization Trust 6.170% due 08/10/2026		586	587
Upstart Pass-Through Trust 7.900% due 10/20/2028		1,227	1,248
Venture CLO Ltd. 6.674% due 04/20/2032 •		500	501
Veros Auto Receivables Trust 6.280% due 11/15/2027		1,672	1,684
Voya CLO Ltd.
6.482% due 07/20/2032 •		1,000	1,000
6.563% due 10/15/2030 •		222	222
6.567% due 04/17/2030 •		718	719

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

WellsFargo Home Equity Asset-Backed Securities Trust 5.959% due 04/25/2035 •		485	486

Total Asset-Backed Securities (Cost $568,901)			576,484

SOVEREIGN ISSUES 3.3%
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,575
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	17,400	3,028
0.000% due 07/01/2025 (d)		18,000	3,043
Ecuador Government International Bond 6.900% due 07/31/2030 þ		$2,000	1,461
El Salvador Government International Bond
7.625% due 02/01/2041		725	594
9.250% due 04/17/2030		800	797
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	2,474	110
4.000% due 11/30/2028 (e)		140,202	6,880
7.000% due 09/03/2026		57,000	2,771
Panama Government International Bond
3.750% due 03/16/2025		$400	398
7.500% due 03/01/2031		300	328
8.000% due 03/01/2038		500	566
Peru Government International Bond
5.875% due 08/08/2054		2,400	2,524
6.150% due 08/12/2032	PEN	9,400	2,577
6.900% due 08/12/2037		22,500	6,260
Romania Government International Bond 5.125% due 09/24/2031	EUR	2,000	2,238
Senegal Government International Bond 5.375% due 06/08/2037		1,500	1,231
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	83,750	4,680
8.500% due 01/31/2037		180,600	9,085
Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	100,000	2,898
51.594% due 05/20/2026 ~		31,100	917
51.594% due 05/17/2028 ~		59,300	1,724

Total Sovereign Issues (Cost $53,546)			55,685

SHORT-TERM INSTRUMENTS 7.5%
REPURCHASE AGREEMENTS (i) 7.4%			124,200

U.S. TREASURY BILLS 0.1%
5.141% due 10/03/2024 - 11/05/2024 (c)(d)(m)		$1,289	1,287

Total Short-Term Instruments (Cost $125,487)			125,487

Total Investments in Securities (Cost $2,363,897)			2,395,538

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
MUTUAL FUNDS (h) 0.2%
PIMCO Senior Loan Active Exchange-Traded Fund		66,200	3,385

Total Mutual Funds (Cost $3,366)			3,385

Total Investments in Affiliates (Cost $3,366)			3,385

Total Investments 143.9% (Cost $2,367,263)			$2,398,923
Financial Derivative Instruments(j)(l)0.0%(Cost or Premiums, net $16,239)			223
Other Assets and Liabilities, net (43.9)%			(731,680)

Net Assets 100.0%			$1,667,466

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Institutional Class Shares of each Fund.
(g)								RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

National Football League					5.480%	10/05/2028	03/14/2024	$1,600	$1,648	0.10%
Turkeys First National Bank					7.962	11/15/2034	09/18/2024	2,200	2,200	0.13

							$3,800		$3,848	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.250%	09/30/2024	10/01/2024	$8,700		U.S. Treasury Notes 0.250% due 05/31/2025		$(8,875)	$8,700	$8,701
DEU	4.950	09/30/2024	10/01/2024	59,500		U.S. Treasury Bonds 1.875% due 02/15/2041		(60,589)	59,500	59,508
	4.990	10/01/2024	10/02/2024	56,000		U.S. Treasury Bonds 1.875% due 02/15/2041		(103)	56,000	56,000
						U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027		(57,078)

Total Repurchase Agreements								$(126,645)	$124,200	$124,209

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(9,607) at a weighted average interest rate of 5.456%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset		Liability

Euro-BTP December Futures				12/2024	15	$2,028	$53	$3		$0
U.S. Treasury 5-Year Note December Futures				12/2024	892	98,015	(313)	0		(327)
U.S. Treasury 10-Year Note December Futures				12/2024	39	4,457	4	0		(18)
U.S. Treasury Ultra Long-Term Bond December Futures				12/2024	86	11,446	(46)	0		(67)

							$(302)	$3		$(412)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

SHORTFUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 30-Year Bond December Futures				12/2024	116		$(14,406)	$159		$80	$0

Total Futures Contracts								$(143)		$83	$(412)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%		$500	$3	$6	$9	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	1.330		100	4	9	13	0	0
Calpine Corp.	5.000	Quarterly	06/20/2029	1.518		1,100	151	13	164	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.262		200	21	5	26	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		100	1	1	2	0	0

							$180	$34	$214	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly		12/20/2028		$300	$(14)	$9	$(5)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		100	(3)	0	(3)	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		45,500	2,739	858	3,597	13	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		80,800	5,909	111	6,020	9	(8)
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		124,200	2,610	242	2,852	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		276,700	6,243	28	6,271	1	(16)

							$17,480	$1,250	$18,730	$23	$(25)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	18,100	$208	$184	$392	$0	$(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	3,850,000	(91)	(4)	(95)	71	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$117,700	(1,476)	365	(1,111)	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	07/31/2029		27,400	(18)	117	99	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	191	160	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		800	(4)	8	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	8	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		900	(3)	10	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		900	(3)	9	6	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		36,200	(124)	334	210	101	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		17,100	(274)	249	(25)	66	0

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	15,600	125	176	301	49	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	8,275	68	76	144	48	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	9,974	47	(48)	(1)	0	(103)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	42,700	280	220	500	0	(31)
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	66	88	1	0

$(1,282)	$1,971	$689	$726	$(144)

Total Swap Agreements	$16,378	$3,255	$19,633	$749	$(171)

(k)

Securities with an aggregate market value of $17,516 and cash of $11,105 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $5 and liability of $(2) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	CNH	1,163	$163	$0	$(3)
10/2024	KRW	1,209,095	904	0	(13)
10/2024	PEN	6,330	1,682	0	(25)
10/2024	$302	ILS	1,104	0	(5)
10/2024	333	PLN	1,297	3	0
10/2024	840	ZAR	15,417	51	0
10/2024	ZAR	70,547	$3,996	0	(82)
12/2024	PEN	580	153	0	(4)
BPS	10/2024	BRL	29,047	5,332	0	0
10/2024	CNH	3,885	543	0	(13)
10/2024	EUR	4,875	5,419	2	(10)
10/2024	JPY	116,843	811	0	(2)
10/2024	KRW	3,054,939	2,283	0	(36)
10/2024	PLN	4,218	1,101	5	0
10/2024	$6,179	AUD	9,074	94	0
10/2024	5,222	BRL	29,047	110	0
10/2024	1,965	CNH	13,995	35	0
10/2024	3,890	NZD	6,251	81	0
10/2024	550	ZAR	9,509	0	(1)
11/2024	CNH	27,601	$3,881	0	(72)
11/2024	TWD	185,109	5,832	0	(44)
11/2024	$1,101	PLN	4,221	0	(5)
12/2024	MXN	19,989	$1,015	14	(3)
12/2024	PEN	673	177	0	(4)
01/2025	BRL	29,357	5,222	0	(108)
BRC	10/2024	CAD	806	599	3	0
10/2024	CNH	37,671	5,256	0	(127)
10/2024	ILS	819	221	1	0
10/2024	NZD	1,742	1,100	0	(6)
10/2024	$711	CHF	600	0	(2)
10/2024	1,398	GBP	1,060	19	0
10/2024	2,289	PLN	8,786	0	(8)
10/2024	148	SEK	1,500	0	(1)
10/2024	373	TRY	13,308	12	0
11/2024	CHF	598	$711	2	0
11/2024	SEK	1,497	148	1	0
11/2024	$1,101	NZD	1,742	6	0
11/2024	1	PLN	4	0	0
11/2024	1,018	TRY	37,211	5	(2)
12/2024	TRY	2,032	$54	0	(1)
12/2024	$2,129	TRY	80,141	35	0
CBK	10/2024	EUR	1,511	$1,682	0	0

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

	10/2024	ILS	2,070		555	5	(5)
	10/2024	KRW	3,712,638		2,777	0	(40)
	10/2024		$3,705	CNH	26,263	48	0
	10/2024		1,852	GBP	1,392	9	0
	10/2024		3,698	IDR	57,259,473	67	0
	10/2024		149	ILS	554	0	0
	10/2024		7,914	INR	665,643	22	0
	10/2024		1,576	ZAR	28,695	83	0
	10/2024	ZAR	80,060		$4,334	0	(293)
	11/2024	CNH	38,313		5,406	0	(81)
	11/2024	TWD	187,933		5,902	2	(66)
	11/2024		$4,098	BRL	23,013	110	0
	12/2024	MXN	19,016		$988	33	0
	12/2024	PEN	2,047		539	0	(13)
	12/2024		$921	MXN	18,577	11	0
FAR	10/2024	AUD	4,240		$2,914	0	(17)
	10/2024	BRL	28,967		5,243	0	(74)
	10/2024	NZD	4,107		2,582	0	(28)
	10/2024		$5,317	BRL	28,967	0	0
	10/2024		100,917	EUR	90,248	0	(458)
	11/2024	EUR	90,248		$101,056	458	0
	11/2024		$2,916	AUD	4,240	17	0
	11/2024		2,582	NZD	4,107	28	0
	12/2024	PEN	24,067		$6,340	0	(148)
GLM	10/2024	CAD	7,040		5,192	0	(13)
	10/2024		$176	IDR	2,728,864	3	0
	10/2024		731	INR	61,497	2	0
	10/2024		1,701	PLN	6,750	53	0
	11/2024	MXN	14,928		$747	0	(4)
	11/2024		$386	TRY	14,350	15	0
	12/2024	MXN	5,167		$264	5	0
	02/2025		6,660		327	0	(4)
	03/2025		$154	TRY	7,355	29	0
JPM	10/2024	CNH	23,792		$3,325	0	(75)
	10/2024	ILS	1,970		532	3	0
	10/2024	KRW	1,335,578		999	0	(14)
	10/2024		$1,468	CNH	10,426	22	0
	10/2024		1,694	IDR	25,788,902	3	(1)
	10/2024		163	ILS	590	0	(5)
	10/2024		308	NOK	3,258	1	0
	10/2024		2,132	NZD	3,375	12	0
	10/2024		6,206	PLN	23,893	17	(17)
	10/2024		1,064	TRY	37,526	9	0
	10/2024		3,282	ZAR	57,889	65	0
	11/2024	CNH	7,149		$1,011	0	(13)
	11/2024	NOK	3,257		308	0	(1)
	11/2024	TWD	23,970		738	0	(23)
	11/2024		$1,820	TRY	67,405	77	0
	12/2024	MXN	2,181		$114	5	0
	12/2024	PEN	253		67	0	(2)
	12/2024		$879	TRY	33,057	14	0
	02/2025		367		14,772	13	0
	03/2025		38		1,817	8	0
	05/2025		1,900		83,678	76	0
MBC	10/2024	CHF	4,232		$4,993	0	(8)
	10/2024	CNY	5,544		787	0	(4)
	10/2024	GBP	2,452		3,280	1	0
	10/2024	KRW	4,206,198		3,149	0	(43)
	10/2024	NOK	2,857		272	1	0
	10/2024	PLN	2,194		575	5	0
	10/2024	SEK	1,500		146	0	(1)
	10/2024		$16,989	CAD	22,825	0	(112)
	10/2024		4,593	EUR	4,154	31	0
	10/2024		401	IDR	6,217,404	8	0
	10/2024		12	NOK	129	0	0
	10/2024		3,544	SGD	4,552	0	(2)
	11/2024	CAD	22,807		$16,989	112	0
	11/2024	CNH	13,485		1,908	0	(23)
	11/2024	EUR	1,268		1,421	7	0
	11/2024	NOK	129		12	0	0
	11/2024	SGD	4,545		3,544	2	0
	11/2024	TWD	38,546		1,203	0	(20)
	11/2024		$3,279	GBP	2,452	0	(1)
	11/2024		1,804	PLN	6,958	8	(5)
MYI	10/2024	CHF	592		$699	0	(1)
	10/2024	CZK	3,128		135	0	(3)
	10/2024	EUR	91,689		102,186	123	0
	10/2024	KRW	1,563,657		1,169	0	(17)
	10/2024	NOK	530		50	0	0
	10/2024	NZD	402		252	0	(3)
	10/2024	SGD	2,888		2,218	0	(29)
	10/2024		$410	IDR	6,363,100	8	0
	11/2024	TWD	24,857		$791	2	0
	12/2024	MXN	92,747		4,719	66	(2)
NGF	10/2024		$1,438	IDR	22,216,179	22	0
RBC	11/2024	TWD	23,354		$726	0	(15)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

	12/2024	MXN	13,554		682		2	0
SCX	10/2024	CAD	15,769		11,728		68	0
	10/2024		$2,676	EUR	2,408		5	0
	10/2024		7,535	INR	631,816		6	(8)
	10/2024		182	SGD	233		0	0
	11/2024	CNH	5,674		$783		0	(29)
	11/2024	SGD	233		182		0	0
	11/2024	TWD	7,207		223		0	(6)
	11/2024		$2,146	NZD	3,375		0	(1)
SSB	10/2024	SGD	1,664		$1,289		0	(6)
	11/2024	TWD	28,748		904		0	(9)
	12/2024	MXN	4,486		234		9	0
UAG	10/2024	AUD	4,834		3,286		0	(56)
	10/2024	CHF	6,124		7,289		54	0
	10/2024	SGD	234		182		0	0
	10/2024		$12,198	CHF	10,347		27	0
	10/2024		802	JPY	114,822		0	(3)
	10/2024		897	PLN	3,484		8	0
	10/2024		1,229	ZAR	22,483		71	0
	11/2024	CHF	10,308		$12,198		0	(27)
	11/2024	JPY	114,293		802		3	0
	11/2024		$88	PLN	335		0	(1)
	11/2024		103	TWD	3,240		0	0
	02/2025		239	TRY	9,748		11	0

Total Forward Foreign Currency Contracts							$2,464	$(2,407)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,000	$(3)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,000	(3)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,400	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,400	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,400	(5)	(5)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,000	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,000	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	1,000	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	1,000	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,000	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	2,000	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	2,000	(6)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	4,300	(17)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	4,300	(17)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,000	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	450	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	450	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,000	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	450	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	450	(1)	(1)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,000	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,000	(3)	(3)
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,200	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,200	(4)	(3)

Total Written Options	$(134)	$(81)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	1.199%	$1,000	$(5)	$0	$0	$(5)

Total Swap Agreements	$(5)	$0	$0	$(5)

(m)

Securities with an aggregate market value of $272 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,338	$5,891	$19,229
Corporate Bonds & Notes
Banking & Finance	0	134,562	984	135,546
Industrials	2,000	219,410	1,648	223,058
Utilities	0	26,411	0	26,411
Municipal Bonds & Notes
California	0	319	0	319
Iowa	0	2,613	0	2,613
U.S. Government Agencies	0	705,571	0	705,571
U.S. Treasury Obligations	0	146,537	0	146,537
Non-Agency Mortgage-Backed Securities	0	352,295	26,303	378,598
Asset-Backed Securities	0	568,500	7,984	576,484
Sovereign Issues	0	55,685	0	55,685
Short-Term Instruments
Repurchase Agreements	0	124,200	0	124,200
U.S. Treasury Bills	0	1,287	0	1,287

$2,000	$2,350,728	$42,810	$2,395,538
Investments in Affiliates, at Value
Mutual Funds	3,385	0	0	3,385

Total Investments	$5,385	$2,350,728	$42,810	$2,398,923

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	829	0	832
Over the counter	0	2,464	0	2,464

$3	$3,293	$0	$3,296
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(583)	0	(583)
Over the counter	0	(2,493)	0	(2,493)

$0	$(3,076)	$0	$(3,076)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Total Financial Derivative Instruments				$3		$217		$0	$220

Totals				$5,388		$2,350,945		$42,810	$2,399,143

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,715	$2,114	$(1,000)	$2	$1	$63	$996	$0	$5,891	$69
Corporate Bonds & Notes
Banking & Finance	964	0	0	17	0	3	0	0	984	2
Industrials	1,598	0	0	0	0	50	0	0	1,648	51
Non-Agency Mortgage-Backed Securities	2,055	24,207	0	7	0	34	0	0	26,303	34
Asset-Backed Securities	2,600	8,000	(292)	0	0	54	0	(2,378)	7,984	(15)

Totals	$10,932	$34,321	$(1,292)	$26	$1	$204	$996	$(2,378)	$42,810	$141

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,217	Recent Transaction			Purchase Price			100.000	—
		4,674	Third Party Vendor			Broker Quote			98.000 - 100.063	99.000
Corporate Bonds & Notes
Banking & Finance		984	Discounted Cash Flow			Discount Rate			6.546	—
Industrials		1,648	Indicative Market Quotation			Broker Quote			98.143 - 99.815	98.979
Non-Agency Mortgage-Backed Securities		2,161	Discounted Cash Flow			Discount Rate			6.131 - 8.411	6.688
		2,200	Other Valuation Techniques(2)			—			—	—
		21,942	Proxy Pricing			Base Price			92.193 - 99.999	95.426
Asset-Backed Securities		7,984	Proxy Pricing			Base Price			99.999	—

Total		$42,810

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Toledo Hospital
5.325% due 11/15/2028	$250	$249
6.015% due 11/15/2048	200	186

Total Corporate Bonds & Notes (Cost $354)		435

MUNICIPAL BONDS & NOTES 87.1%
ALABAMA 1.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,516
5.500% due 10/01/2054	400	446
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	500	554
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	431

		2,947

ALASKA 0.1%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	270

ARIZONA 1.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.250% due 01/01/2040	480	308
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	1,000	1,013
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	1,000	1,127

		2,448

ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	557
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	498

		1,055

CALIFORNIA 6.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	500	302
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	1,000	1,005
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,032
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	435
5.250% due 01/01/2054	250	270
5.250% due 11/01/2054	700	762
5.500% due 10/01/2054	200	224
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	84
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 06/01/2050	500	480
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2040	500	569
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	1,100	1,133
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	100	103
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	242
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,065

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2040 ^(b)	250	19
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	600
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	414
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	274
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	253
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	495	443
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	200	139
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	8,000	956
3.850% due 06/01/2050	635	596
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	264
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	500	495
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	157
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	900	971
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (c)	500	496
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	1,000	174

		13,957

COLORADO 4.2%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	300	337
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2043	500	499
Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.700% (MUNIPSA) due 05/15/2061 ~	500	498
5.000% due 05/15/2062	1,500	1,550
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	500	564
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	500	543
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	466
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2053	1,000	1,058
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,032
Holland Creek Metropolitan District, Colorado Revenue Bonds, Series 2001 3.120% due 06/01/2041	2,000	2,000

		8,547

CONNECTICUT 2.0%
Connecticut Housing Finance Authority Revenue Bonds, Series 2017 3.150% due 05/15/2040	4,000	4,000

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	243

DISTRICT OF COLUMBIA 1.1%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.500% due 10/01/2054	1,000	1,109
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	578
5.000% due 07/15/2048	500	548

		2,235

FLORIDA 3.5%
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,000	1,101
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044 (a)	500	502
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	500	495
Florida Development Finance Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2026	500	515
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,076

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	432
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	567
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2034	700	781
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	500	500
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2029	375	404
Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	500	422
Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024 4.000% due 05/01/2034 (a)	200	203
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.250% due 05/01/2028	250	254

		7,252

GEORGIA 2.3%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,062
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	500	572
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	1,013
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	400	436
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024 5.250% due 01/01/2054 (a)	500	553
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	500	502
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	534

		4,672

IDAHO 0.6%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	995	1,013
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	241

		1,254

ILLINOIS 9.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	500	520
5.500% due 01/01/2055	1,000	1,091
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2038	2,500	2,735
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	500	538
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	500	515
Illinois Finance Authority Revenue Bonds, Series 2022 3.550% due 08/15/2057	4,000	4,000
Illinois Sales Tax State Revenue Bonds, Series 2021 5.000% due 06/15/2031	1,000	1,111
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	1,000	1,006
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035 (a)	1,600	1,825
5.250% due 05/01/2045	3,000	3,320
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,250	1,350
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,045

		19,056

INDIANA 2.2%
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	250	243
4.250% due 11/01/2030	1,750	1,838
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	400
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.750% due 03/01/2043	300	336
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	401
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	102

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	102
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	1,027

		4,449

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	550

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	500	502
Kentucky State Property & Building Commission Revenue Bonds, Series 2024 4.375% due 09/01/2040	650	664
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	784

		1,950

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2026	475	494
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	280

		774

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,126
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	700	781
Massachusetts Development Finance Agency Revenue Bonds, Series 2008 3.950% due 10/01/2042	1,900	1,900
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	1,000	979

		4,786

MICHIGAN 2.6%
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	500	533
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	200
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	352
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	420	450
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	750	836
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	294
5.000% due 06/01/2040	750	797
Michigan Finance Authority Revenue Bonds, Series 2024 5.500% due 02/28/2049	500	570
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	500	559
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2031	750	828

		5,419

MINNESOTA 1.4%
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,103
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	500	577
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2039 (a)	1,000	1,138

		2,818

MULTI-STATE 2.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	692	711
4.142% due 01/25/2040	395	408
4.549% due 08/25/2040	995	1,055
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.616% due 08/25/2041 ~	699	753

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

4.700% due 04/25/2042 ~	1,000	1,096

		4,023

NEBRASKA 0.1%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	250	266

NEVADA 0.6%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	500	497
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	148
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	500	508

		1,153

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2022 4.000% due 12/01/2028	1,000	1,018
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	494	487
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	600	693

		2,198

NEW JERSEY 1.2%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	500	553
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048	250	260
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,068
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2037	500	572

		2,453

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	500	517
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	351

		868

NEW YORK 8.5%
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	699	761
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	573
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	1,500	1,500
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	283
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	500	557
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	225
5.250% due 06/15/2053	300	334
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	350	350
5.150% due 11/15/2034	235	235
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2038	1,000	1,172
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	535
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,491
5.000% due 03/15/2041	500	555
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	545
5.000% due 03/15/2063	1,000	1,085
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2044	500	548
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	250	262
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2027	250	258
New York Transportation Development Corp. Revenue Bonds, Series 2020 4.000% due 10/01/2030	550	555

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	544
6.000% due 04/01/2035	250	283
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	1,000	1,028
Port Authority of New York & New Jersey Revenue Bonds, Series 2024 5.000% due 09/01/2034 (a)	500	566
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	995	1,027
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	162
4.000% due 06/01/2050	300	284
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	509
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	500	560
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	500	581

		17,368

NORTH CAROLINA 0.7%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	1,000	1,028
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055 (a)	400	451

		1,479

NORTH DAKOTA 0.3%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	567

OHIO 3.0%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	500	518
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	7,400	706
4.000% due 06/01/2048	500	468
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	500	505
Hamilton County, Ohio Revenue Bonds, Series 2021 4.100% due 08/15/2051	1,900	1,900
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	400
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	509
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	200	225
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2048	750	834

		6,065

OKLAHOMA 0.3%
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	600	668

OREGON 0.5%
Oregon State General Obligation Bonds, Series 2022 4.050% due 06/01/2045	1,100	1,100

PENNSYLVANIA 3.6%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024 5.000% due 12/01/2043 (a)	700	775
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	500	508
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	509
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,000	968
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.250% (MUNIPSA) due 08/15/2038 ~(e)	940	934
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	500	520
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	300	316
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	256
5.000% due 12/31/2038	500	509
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	560

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	986
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	222
6.250% due 10/01/2054	200	225

		7,288

PUERTO RICO 3.4%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	256	165
0.000% due 11/01/2051	2,109	1,381
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	336	328
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	170
0.000% due 07/01/2051 (c)	5,400	1,332
5.000% due 07/01/2058	750	758
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,499
4.550% due 07/01/2040	250	251
4.784% due 07/01/2058	1,000	1,003

		6,887

RHODE ISLAND 0.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	755
5.000% due 06/01/2050	200	201

		956

SOUTH CAROLINA 0.9%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	656
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	200	220
South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013 4.000% due 12/01/2049	1,000	983

		1,859

TENNESSEE 1.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (a)	600	600
3.250% due 10/01/2046 (a)	500	500
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,017

		2,117

TEXAS 12.3%
Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	100	109
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2045	250	250
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049 (a)	200	198
4.125% due 06/15/2054 (a)	450	442
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.500% due 03/01/2043	500	514
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	300	303
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	300	335
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	250	143
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024 4.350% due 10/01/2041	500	509
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	700	768
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	536
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	1,000	979
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2015 3.200% due 10/01/2045	1,470	1,470
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	500	546
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	1,000	1,017

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	100	110
Houston, Texas General Obligation Bonds, Series 2024 5.250% due 03/01/2049	1,000	1,119
Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	548
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	500	498
Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	500	488
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	240
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	500	519
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 5.250% due 05/15/2054	1,000	1,121
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	500	523
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	1,000	1,030
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	205
San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, Series 2024 4.550% due 03/01/2043	650	669
Tarrant County Housing Finance Corp., Texas Revenue Bonds, Series 2024 4.600% due 03/01/2043	1,000	1,035
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	250	255
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2039 (a)	1,200	1,400
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	634
5.000% due 10/15/2057	250	270
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	537
5.000% due 10/15/2058	300	325
Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047 (a)	900	907
5.000% due 04/15/2031 (a)	250	286
5.000% due 10/15/2031 (a)	280	323
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,500	1,478

		25,139

UTAH 0.2%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	337

VIRGINIA 0.2%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	415	409

WASHINGTON 1.3%
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	1,000	1,136
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	496	460
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	600	597
4.400% due 03/01/2043	500	511

		2,704

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	300	343

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	257
4.000% due 03/31/2056	250	218
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	384
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	733
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	1,000	397
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 3.900% due 04/01/2035	900	900

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Wisconsin State General Obligation Bonds, Series 2022 3.570% (MUNIPSA) due 05/01/2025 ~	215	215

		3,104

Total Municipal Bonds & Notes (Cost $172,209)		178,033

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 3.083% due 04/25/2043 ~	199	179

Total U.S. Government Agencies (Cost $158)		179

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Housing Authority of Douglas County Multifamily Tax-Exempt Bonds 4.375% due 04/01/2043	2,000	2,039
Housing Authority of the City of Norwalk 4.400% due 09/01/2042	1,000	1,028
Multifamily Tax-Exempt Mortgage-backed Securities 4.500% due 08/01/2041	1,000	1,028
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	500	514

Total Non-Agency Mortgage-Backed Securities (Cost $4,500)		4,609

SHORT-TERM INSTRUMENTS 13.8%
REPURCHASE AGREEMENTS (f) 13.8%		28,300

Total Short-Term Instruments (Cost $28,300)		28,300

Total Investments in Securities (Cost $205,521)		211,556

Total Investments 103.5% (Cost $205,521)		$211,556
Other Assets and Liabilities, net (3.5)%		(7,081)

Net Assets 100.0%		$204,475

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.250%			08/15/2038	09/14/2021	$956	$934	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.980%	09/30/2024	10/01/2024	$28,300	U.S. Treasury Inflation Protected Securities 1.630% due 10/15/2027	$(28,865)	$28,300	$28,304

Total Repurchase Agreements						$(28,865)	$28,300	$28,304

	(1)						Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(89) at a weighted average interest rate of 5.162%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$435	$0	$435
Municipal Bonds & Notes
	Alabama			0	2,947	0	2,947
	Alaska			0	270	0	270
	Arizona			0	2,448	0	2,448
	Arkansas			0	1,055	0	1,055
	California			0	13,957	0	13,957
	Colorado			0	8,547	0	8,547
	Connecticut			0	4,000	0	4,000
	Delaware			0	243	0	243
	District of Columbia			0	2,235	0	2,235
	Florida			0	7,252	0	7,252
	Georgia			0	4,672	0	4,672
	Idaho			0	1,254	0	1,254
	Illinois			0	19,056	0	19,056
	Indiana			0	4,449	0	4,449
	Iowa			0	550	0	550
	Kentucky			0	1,950	0	1,950
	Louisiana			0	774	0	774
	Massachusetts			0	4,786	0	4,786
	Michigan			0	5,419	0	5,419
	Minnesota			0	2,818	0	2,818
	Multi-State			0	4,023	0	4,023
	Nebraska			0	266	0	266
	Nevada			0	1,153	0	1,153
	New Hampshire			0	2,198	0	2,198
	New Jersey			0	2,453	0	2,453
	New Mexico			0	868	0	868

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

New York	0	17,368	0	17,368
North Carolina	0	1,479	0	1,479
North Dakota	0	567	0	567
Ohio	0	6,065	0	6,065
Oklahoma	0	668	0	668
Oregon	0	1,100	0	1,100
Pennsylvania	0	7,288	0	7,288
Puerto Rico	0	6,887	0	6,887
Rhode Island	0	956	0	956
South Carolina	0	1,859	0	1,859
Tennessee	0	2,117	0	2,117
Texas	0	25,139	0	25,139
Utah	0	337	0	337
Virginia	0	409	0	409
Washington	0	2,704	0	2,704
West Virginia	0	343	0	343
Wisconsin	0	3,104	0	3,104
U.S. Government Agencies	0	179	0	179
Non-Agency Mortgage-Backed Securities	0	4,609	0	4,609
Short-Term Instruments
Repurchase Agreements	0	28,300	0	28,300

Total Investments	$0	$211,556	$0	$211,556

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
CORPORATE BONDS & NOTES 58.5%
BANKING & FINANCE 39.4%
AerCap Ireland Capital DAC 6.950% due 03/10/2055 •		$600	$622
Allstate Corp. 8.318% (TSFR3M + 3.200%) due 08/15/2053 ~		1,146	1,153
American International Group, Inc. 5.750% due 04/01/2048 •		400	402
Banco Bilbao Vizcaya Argentaria SA 9.375% due 03/19/2029 •(d)(e)		1,061	1,174
Banco Mercantil del Norte SA 7.625% due 12/31/2099 (e)		1,200	1,210
Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		200	223
9.625% due 05/21/2033 •(d)(e)		1,400	1,649
Bank of Nova Scotia
3.625% due 10/27/2081 •(e)		479	432
8.000% due 01/27/2084 •(e)		800	859
8.625% due 10/27/2082 •(e)		200	217
Barclays PLC 9.625% due 12/15/2029 •(d)(e)		2,800	3,160
BBVA Bancomer SA 8.125% due 01/08/2039 •(e)		500	530
BNP Paribas SA
7.375% due 09/10/2034 •(d)(e)		400	417
8.000% due 08/22/2031 •(d)(e)		1,600	1,711
9.250% due 11/17/2027 •(d)(e)		969	1,061
Burford Capital Global Finance LLC 9.250% due 07/01/2031		695	749
Commerzbank AG 7.000% due 04/09/2025 •(d)(e)		600	601
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(d)(e)	EUR	800	861
Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$600	608
6.875% due 12/15/2052 •		1,043	1,080
Credit Agricole SA 8.125% due 12/23/2025 •(d)(e)		1,600	1,648
Credit Suisse AG AT1 Claim		800	102
Danske Bank AS 7.000% due 06/26/2025 •(d)(e)		700	703
Deutsche Bank AG 7.500% due 04/30/2025 •(d)(e)		600	599
DNB Bank ASA 7.375% due 05/30/2029 •(d)(e)		1,200	1,247
Global Atlantic Fin Co.
4.400% due 10/15/2029		586	565
4.700% due 10/15/2051 •		200	192
7.950% due 10/15/2054 •		350	366
HSBC Holdings PLC
6.375% due 03/30/2025 •(d)(e)		1,600	1,604
6.500% due 03/23/2028 •(d)(e)		500	509
ING Groep NV 8.000% due 05/16/2030 •(d)(e)		2,100	2,259
Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(d)(e)		1,300	1,302
8.248% due 11/21/2033 •		1,074	1,248
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		1,100	1,113
8.000% due 09/27/2029 •(d)(e)		2,333	2,505
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(d)(e)		800	885
NatWest Group PLC
6.000% due 12/29/2025 •(d)(e)		600	601
8.000% due 08/10/2025 •(d)(e)		772	785
8.125% due 11/10/2033 •(d)(e)		1,900	2,077
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		400	431
Prudential Financial, Inc.
5.125% due 03/01/2052 •		1,200	1,193
6.000% due 09/01/2052 •		818	849

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

6.500% due 03/15/2054 •	1,200	1,285
Royal Bank of Canada 7.500% due 05/02/2084 •(e)	2,200	2,355
Societe Generale SA
9.375% due 11/22/2027 •(d)(e)	484	510
10.000% due 11/14/2028 •(d)(e)	200	215
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(d)(e)	300	316
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)	1,200	1,102
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •	300	311
Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)	300	313
8.125% due 10/31/2082 •(e)	1,728	1,858
UBS Group AG
7.750% due 04/12/2031 •(d)(e)	1,600	1,715
9.250% due 11/13/2028 •(d)(e)	300	332
9.250% due 11/13/2033 •(d)(e)	1,100	1,300
Voya Financial, Inc. 4.700% due 01/23/2048 •	1,136	1,034

		54,148

INDUSTRIALS 3.9%
Enbridge, Inc.
5.750% due 07/15/2080 •	1,215	1,194
7.375% due 03/15/2055 •	1,000	1,040
7.625% due 01/15/2083 •	1,100	1,178
Enterprise Products Operating LLC
5.375% due 02/15/2078 •	735	704
8.343% (TSFR3M + 3.248%) due 08/16/2077 ~	489	490
Plains All American Pipeline LP 9.490% (TSFR3M + 4.372%) due 10/31/2024 ~(d)	698	698

		5,304

UTILITIES 15.2%
AES Andes SA 8.150% due 06/10/2055 •	200	207
AES Corp. 7.600% due 01/15/2055 •	1,100	1,158
American Electric Power Co., Inc.
6.950% due 12/15/2054 •	300	320
7.050% due 12/15/2054 •	300	316
BP Capital Markets PLC 6.450% due 12/01/2033 •(d)	1,500	1,582
British Telecommunications PLC
4.250% due 11/23/2081	500	486
4.250% due 11/23/2081 •	500	486
CenterPoint Energy, Inc.
6.850% due 02/15/2055 •	350	362
7.000% due 02/15/2055 •	250	260
CMS Energy Corp.
3.750% due 12/01/2050 •	300	262
4.750% due 06/01/2050 •	300	290
Dominion Energy, Inc.
6.875% due 02/01/2055 •	300	319
7.000% due 06/01/2054 •	1,400	1,532
Duke Energy Corp. 6.450% due 09/01/2054 •	200	208
Edison International
7.875% due 06/15/2054 •	500	526
8.125% due 06/15/2053 •	500	526
Electricite de France SA 9.125% due 03/15/2033 •(d)	1,415	1,614
Emera, Inc. 6.750% due 06/15/2076 •	300	303
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	1,300	1,367
6.750% due 06/15/2054 •	1,300	1,406
PG&E Corp. 7.375% due 03/15/2055 •	400	421
Sempra
4.125% due 04/01/2052 •	720	688
6.875% due 10/01/2054 •	1,300	1,351
Transcanada Trust
5.500% due 09/15/2079 •	1,300	1,260
5.600% due 03/07/2082 •	1,436	1,396
Vodafone Group PLC
5.125% due 06/04/2081 •	700	578

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

7.000% due 04/04/2079 •	1,600	1,691

		20,915

Total Corporate Bonds & Notes (Cost $75,644)		80,367

	SHARES
PREFERRED SECURITIES 34.0%
BANKING & FINANCE 30.1%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	1,071,000	1,064
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	1,116,000	912
American Express Co. 3.550% due 09/15/2026 •(d)	400,000	380
Banco Santander SA 8.000% due 02/01/2034 •(d)(e)	1,400,000	1,489
Bank of America Corp.
4.375% due 01/27/2027 •(d)	2,133,000	2,076
5.875% due 03/15/2028 •(d)	2,818,000	2,858
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(d)	1,000,000	991
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	1,636,000	1,466
5.375% due 06/01/2025 •(d)	600,000	600
Citigroup, Inc.
7.000% due 08/15/2034 •(d)	1,200,000	1,286
7.125% due 08/15/2029 •(d)	1,900,000	1,982
Citizens Financial Group, Inc. 8.579% (TSFR3M + 3.265%) due 01/06/2025 ~(d)	200,000	199
CoBank ACB 6.450% due 10/01/2027 •(d)	400,000	401
Discover Financial Services 5.500% due 10/30/2027 •(d)	1,401,000	1,345
Dresdner Funding Trust 8.151% due 06/30/2031	600,000	678
Farm Credit Bank 7.750% due 06/15/2029 •(d)	500,000	517
Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(d)	650,000	643
6.125% due 11/10/2034 •(d)	300,000	302
7.500% due 05/10/2029 •(d)	2,400,000	2,551
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(d)	417,000	544
JPMorgan Chase & Co.
4.600% due 02/01/2025 •(d)	1,382,000	1,376
6.875% due 06/01/2029 •(d)	900,000	966
8.089% (TSFR3M + 2.842%) due 11/01/2024 ~(d)	700,000	705
MetLife Capital Trust 7.875% due 12/15/2067	1,700,000	1,896
MetLife, Inc. 5.875% due 03/15/2028 •(d)	700,000	716
Morgan Stanley
5.875% due 09/15/2026 ~(d)	400,000	403
6.625% due 10/15/2029 (d)	36,000	966
8.368% (TSFR3M + 3.422%) due 12/15/2025 ~(d)	400,000	411
PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(d)	700,000	711
6.200% due 09/15/2027 •(d)	200,000	204
6.250% due 03/15/2030 •(d)	2,339,000	2,381
8.317% (TSFR3M + 3.302%) due 12/01/2024 ~(d)	200,000	202
State Street Corp.
6.700% due 03/15/2029 •(d)	600,000	623
6.700% due 09/15/2029 •(d)	300,000	311
SVB Financial Group 4.100% due 02/15/2031 ^(a)(d)	1,200,000	3
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(d)	26,100	669
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	1,296,000	1,279
U.S. Bancorp 5.300% due 04/15/2027 •(d)	688,000	687
Voya Financial, Inc. 7.758% due 09/15/2028 •(d)	425,000	460
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	800,000	779
6.850% due 09/15/2029 •(d)	2,200,000	2,299

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

7.625% due 09/15/2028 •(d)	933,000	1,021

		41,352

INDUSTRIALS 0.8%
General Motors Financial Co., Inc. 5.700% due 09/30/2030 •(d)	1,020,000	1,001

UTILITIES 3.1%
AT&T, Inc. 4.750% due 02/18/2025 (d)	30,700	645
Edison International 5.000% due 12/15/2026 •(d)	719,000	705
Energy Transfer LP
6.625% due 02/15/2028 •(d)	1,346,000	1,334
7.125% due 05/15/2030 •(d)	1,200,000	1,229
SCE Trust 7.500% due 11/22/2028 (d)	12,000	325

		4,238

Total Preferred Securities (Cost $44,416)		46,591

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (f) 4.3%		5,900

U.S. TREASURY BILLS 0.8%
5.393% due 10/08/2024 (b)(c)	$1,100	1,099

Total Short-Term Instruments (Cost $6,999)		6,999

Total Investments in Securities (Cost $127,059)		133,957

Total Investments 97.6% (Cost $127,059)		$133,957
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $468)		(46)
Other Assets and Liabilities, net 2.4%		3,396

Net Assets 100.0%		$137,307

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.980%	09/30/2024	10/01/2024	$5,900	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2027	$(6,018)	$5,900	$5,901

Total Repurchase Agreements	$(6,018)	$5,900	$5,901

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	92	$19,158	$27	$0	$(34)
U.S. Treasury 10-Year Ultra December Futures	12/2024	7	829	(1)	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	97	12,910	(25)	0	(76)

$1	$0	$(112)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2024	2	$(267)	$(3)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2024	2	(300)	(5)	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2024	113	(12,417)	(5)	41	0
U.S. Treasury 10-Year Note December Futures	12/2024	17	(1,943)	9	8	0
U.S. Treasury 30-Year Bond December Futures	12/2024	4	(497)	5	2	0

$1	$51	$(1)

Total Futures Contracts	$2	$51	$(113)

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index		5.000%	Quarterly	06/20/2029	$2,500	$164	$34	$198	$1	$0
CDX.HY-43 5-Year Index		5.000	Quarterly	12/20/2029	3,900	286	4	290	0	0

						$450	$38	$488	$1	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2029	$5,600	$4	$(98)	$(94)	$14	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	800	20	1	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	(11)	(17)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	100	1	2	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	100	(1)	4	3	0	(1)

						$18	$(102)	$(84)	$16	$(3)

Total Swap Agreements						$468	$(64)	$404	$17	$(3)

Cash of $1,304 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	Unsettled variation margin asset of $7 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

BPS		10/2024		EUR	882		$977	$0		$(5)

Total Forward Foreign Currency Contracts								$0		$(5)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$54,148	$0	$54,148
Industrials						0	5,304	0	5,304
Utilities						0	20,915	0	20,915
Preferred Securities
Banking & Finance						1,635	39,717	0	41,352
Industrials						0	1,001	0	1,001
Utilities						970	3,268	0	4,238
Short-Term Instruments
Repurchase Agreements						0	5,900	0	5,900
U.S. Treasury Bills						0	1,099	0	1,099

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Total Investments	$2,605	$131,352	$0	$133,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(115)	0	(116)
Over the counter	0	(5)	0	(5)

	$(1)	$(120)	$0	$(121)

Total Financial Derivative Instruments	$(1)	$(52)	$0	$(53)

Totals	$2,604	$131,300	$0	$133,904

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 90.3%
ABG Intermediate Holdings 2 LLC 7.595% due 12/21/2028	$2,288	$2,293
Acrisure LLC 8.211% due 11/06/2030	3,027	3,003
Action Environmental Group, Inc. TBD% due 10/24/2030	1,995	2,002
Action Nederland BV 7.604% (TSFR3M + 3.000%) due 07/01/2031 ~	600	603
Advantage Sales & Marketing, Inc. 9.833% (TSFR3M + 4.250%) due 10/28/2027 ~	595	579
Agiliti Health, Inc. 7.668% - 8.332% (TSFR3M + 3.000%) due 05/01/2030 «~	500	487
Al Aqua Merger Sub, Inc. 8.701% (TSFR1M + 3.500%) due 07/31/2028 ~	4,693	4,693
AL NGPL Holdings LLC TBD% due 04/17/2028	2,911	2,919
Albion Financing 3 SARL 9.826% (TSFR3M + 4.250%) due 08/16/2029 ~	985	992
Alliant Holdings Intermediate LLC 7.965% due 09/19/2031	3,950	3,933
Allied Universal Holdco LLC 8.695% due 05/12/2028	2,542	2,520
Alpha Generation LLC TBD% due 09/19/2031	475	476
Altar Bidco, Inc. 7.947% due 02/01/2029	3,245	3,252
Amer Sports Co. 7.354% due 02/17/2031	2,260	2,268
American Airlines, Inc. 10.294% due 04/20/2028	2,126	2,189
AMNTM Government Services Holding LLC TBD% due 07/30/2031	1,250	1,248
AmWINS Group, Inc. 7.210% due 02/19/2028	2,541	2,540
Amynta Agency Borrower, Inc. 9.002% (TSFR3M + 3.750%) due 02/28/2028 ~	1,041	1,043
AP Core Holdings LLC 10.460% due 09/01/2027	238	218
Applied Systems, Inc. 7.604% due 02/24/2031	1,889	1,892
AppLovin Corp. 7.345% due 08/16/2030	1,245	1,246
Arches Buyer, Inc. 8.195% due 12/06/2027	688	661
Arcosa, Inc. TBD% due 08/12/2031 «	1,350	1,350
Armor Holding LLC 10.014% (TSFR6M + 4.500%) due 12/11/2028 «~	1,242	1,251
Artera Services LLC 9.168% (TSFR3M + 4.500%) due 02/15/2031 ~	748	731
Ascend Learning LLC 8.445% due 12/11/2028	3,766	3,753
Assetmark Financial Holdings, Inc. 7.604% due 09/05/2031	1,100	1,089
AssuredPartners, Inc. TBD% due 02/14/2031	5,988	5,988
Asurion LLC
8.814% due 12/23/2026	3,279	3,280
9.195% due 08/19/2028	4,850	4,785
Athenahealth Group, Inc. 8.095% due 02/15/2029	5,363	5,339
AVSC Holding Corp. TBD% due 09/01/2025	1,675	1,671
AVSC Holding Corp. (9.445% Cash and 1.000% PIK) 10.445% due 10/15/2026 (a)	301	302
B&G Foods, Inc. 8.557% due 10/10/2029	2,706	2,687
B.C. Unlimited Liability Co. 6.595% due 09/20/2030	3,491	3,462
Banff Merger Sub, Inc. 9.005% (TSFR3M + 3.750%) due 07/30/2031 ~	3,439	3,436
Barracuda Networks, Inc. 9.814% (TSFR3M + 4.500%) due 08/15/2029 ~	1,494	1,456

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Bausch & Lomb Corp.
8.270% due 05/10/2027	4,736	4,725
8.845% due 09/29/2028	842	842
Bausch Health Cos., Inc. 10.195% due 02/01/2027	3,015	2,901
BCP Renaissance Parent LLC 7.854% (TSFR3M + 3.250%) due 10/31/2028 ~	2,992	2,996
BCPE Empire Holdings, Inc. 8.845% due 12/11/2028	1,633	1,636
Berlin Packaging LLC 8.354% - 9.321% due 06/09/2031	1,999	2,000
BIP PipeCo Holdings LLC 7.818% (TSFR3M + 2.500%) due 12/06/2030 ~	2,173	2,176
Blackhawk Network Holdings, Inc. 9.845% due 03/12/2029	698	702
Boost Newco Borrower LLC 7.104% due 01/31/2031	815	816
Brazos Delaware II LLC 8.255% due 02/11/2030	2,000	2,005
Broadstreet Partners, Inc. 8.095% due 06/13/2031	1,372	1,368
Caesars Entertainment, Inc.
7.595% due 02/06/2030	1,132	1,135
7.595% due 02/06/2031	2,490	2,494
Calpine Construction Finance Co. LP 6.845% due 07/31/2030	1,325	1,318
Carnival Corp.
7.595% due 08/08/2027	706	709
7.595% due 10/18/2028	2,000	2,006
Cast & Crew LLC 8.595% due 12/29/2028	2,685	2,693
Castlelake Aviation Ltd. 7.697% due 10/22/2027	1,437	1,444
Cengage Learning, Inc. 9.538% (TSFR6M + 4.250%) due 03/22/2031 ~	1,796	1,802
Central Parent, Inc. 7.854% (TSFR3M + 3.250%) due 07/06/2029 ~	5,481	5,431
Chamberlain Group, Inc. 8.195% due 11/03/2028	1,506	1,499
Charlotte Buyer, Inc. 9.854% (TSFR1M + 4.750%) due 02/11/2028 ~	997	1,006
Charter NEX US, Inc. 8.095% due 12/01/2027	1,977	1,980
Chobani LLC
8.210% due 10/25/2027	997	1,001
8.595% due 10/25/2027	1,990	1,998
Clarios Global LP 7.345% due 05/06/2030	1,298	1,300
Cloud Software Group, Inc.
8.604% (TSFR3M + 4.000%) due 03/30/2029 ~	6,196	6,178
9.104% - 9.168% (TSFR3M + 4.500%) due 03/21/2031 ~	1,500	1,506
Clydesdale Acquisition Holdings, Inc. 8.020% due 04/13/2029	3,790	3,775
CNT Holdings I Corp. 8.752% due 11/08/2027	1,390	1,394
Cohesity
TBD% due 03/08/2031 «µ	74	74
TBD% due 03/08/2031 «	700	700
CoreLogic, Inc. 8.460% due 06/02/2028	3,990	3,960
Cornerstone Building Brands, Inc. 9.597% due 05/15/2031	700	693
Cotiviti, Inc. 8.451% due 05/01/2031 «	5,380	5,384
Covanta Holding Corp. TBD% - 7.588% due 11/30/2028	4,489	4,499
CP Atlas Buyer, Inc. 8.695% due 11/23/2027	2,288	2,263
CPI Holdco B LLC 6.845% due 05/19/2031	1,103	1,100
CPPIB OVM Member U.S. LLC 7.854% due 08/20/2031	2,000	2,003
CQP Holdco LP 6.854% (TSFR3M + 2.250%) due 12/31/2030 ~	4,125	4,126
Creative Artists Agency LLC 10.250% (PRIME + 3.000%) due 11/27/2028 ~	3,152	3,153
Crown Subsea Communications Holding, Inc. 9.252% (TSFR3M + 4.000%) due 01/30/2031 ~	574	578
Cushman & Wakefield U.S. Borrower LLC 8.595% due 01/31/2030	200	200
Da Vinci Purchaser Corp. 8.345% due 01/08/2027	3,614	3,619
Darktrace PLC TBD% due 07/02/2031	1,500	1,479
Deerfield Dakota Holding LLC 8.354% (TSFR3M + 3.750%) due 04/09/2027 ~	2,826	2,773

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Delta 2 Lux SARL TBD% due 09/10/2031	2,950	2,955
Delta Topco, Inc. 8.198% due 11/30/2029	698	698
DexKo Global, Inc. 8.615% (TSFR3M + 3.750%) due 10/04/2028 ~	1,992	1,931
DirecTV Financing LLC
9.960% due 08/02/2027	185	185
10.210% due 08/02/2029	2,220	2,190
Dotdash Meredith, Inc. 9.301% due 12/01/2028	245	245
Dragon Buyer, Inc. TBD% due 09/30/2031	1,500	1,495
DTI Holdco, Inc. 9.595% due 04/26/2029	997	1,003
Dun & Bradstreet Corp. 7.605% due 01/18/2029	1,111	1,111
Edelman Financial Center LLC 8.095% due 04/07/2028	3,321	3,319
Embecta Corp. 7.845% due 03/30/2029	1,690	1,650
Emerald Borrower LP 7.557% (TSFR3M + 2.500%) due 08/04/2031 ~	2,525	2,523
Endo Luxembourg Finance Co. SARL 9.783% (TSFR3M + 4.500%) due 04/23/2031 ~	950	950
Endure Digital, Inc. 8.810% due 02/10/2028	985	874
EPIC Y-Grade Services LP 11.068% (TSFR3M + 5.750%) due 06/29/2029 ~	2,625	2,621
eResearchTechnology, Inc. TBD% due 02/04/2027	3,222	3,239
Fertitta Entertainment LLC 8.847% due 01/27/2029	6,844	6,833
Fiesta Purchaser, Inc. 8.845% due 02/12/2031	1,372	1,374
First Advantage Holdings LLC TBD% due 09/19/2031 «	1,680	1,675
First Student Bidco, Inc.
7.668% (TSFR3M + 3.000%) due 07/21/2028 ~	1,033	1,036
7.865% due 07/21/2028	3,384	3,392
Focus Financial Partners LLC
TBD% due 09/11/2031	3,431	3,425
TBD% due 09/11/2031 µ	369	368
Fortrea Holdings, Inc. 8.491% due 06/30/2030	93	93
Fortress Intermediate 3, Inc. 8.595% due 06/27/2031	3,425	3,423
Forward Air Corp. 9.752% due 12/19/2030	581	577
Foundation Building Materials Holding Co. LLC
8.764% (TSFR3M + 3.250%) due 01/31/2028 ~	1,325	1,293
8.845% - 9.252% due 01/29/2031	1,650	1,610
Freeport LNG Investments LLLP 9.044% due 12/21/2028	1,495	1,483
Frontier Communications Corp. 8.763% (TSFR3M + 3.500%) due 07/01/2031 ~	825	832
Garda World Security Corp. 8.597% due 02/01/2029	249	249
GBT U.S. LLC 8.279% (TSFR3M + 3.000%) due 07/25/2031 ~	2,875	2,873
Global Medical Response, Inc. 10.461% (TSFR1M + 5.500%) due 10/31/2028 ~	2,243	2,233
Graham Packaging Co., Inc. 7.345% due 08/04/2027	2,127	2,127
Gray Television, Inc. 10.451% due 06/04/2029	349	336
Great Outdoors Group LLC 8.710% due 03/06/2028	1,287	1,288
Grinding Media, Inc. 9.569% due 10/12/2028 «	1,245	1,245
Gulfside Supply, Inc. 8.286% (TSFR3M + 3.000%) due 06/17/2031 ~	875	876
GVC Holdings (Gibraltar) Ltd. 8.014% (TSFR6M + 2.750%) due 10/31/2029 ~	99	99
Hilton Grand Vacations Borrower LLC 7.095% due 01/17/2031	1,195	1,189
Hobbs & Associates LLC
1.625% due 07/23/2031 µ	45	45
8.095% due 07/23/2031	455	455
HUB International Ltd. 8.225% (TSFR3M + 3.000%) due 06/20/2030 ~	5,872	5,870
Hudson River Trading LLC 7.865% due 03/20/2028	997	998
Icon Parent, Inc. TBD% due 09/11/2031	3,300	3,278

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

INEOS Enterprises Holdings U.S. Finco LLC 8.907% due 07/08/2030	394	396
INEOS U.S. Finance LLC 8.595% due 02/07/2031	748	750
Ingram Micro, Inc. 7.564% due 09/22/2031	555	555
Insulet Corp. 7.345% due 08/04/2031	375	377
IRB Holding Corp. 7.695% due 12/15/2027	4,893	4,892
Iridium Satellite LLC 7.095% due 09/20/2030	1,596	1,571
Isolved, Inc. 8.345% due 10/15/2030	746	750
Jane Street Group LLC 7.460% due 01/26/2028	1,790	1,790
Janney Montgomery Scott LLC
TBD% due 09/11/2031	3,536	3,525
TBD% due 09/11/2031 µ	589	587
Janus International Group LLC 7.345% due 08/03/2030	834	835
Jazz Financing Lux SARL 7.095% due 05/05/2028	2,380	2,381
Johnstone Supply LLC 8.174% due 06/09/2031	700	699
Kohler Energy Co. LLC 9.354% due 05/01/2031	1,347	1,361
LABL, Inc. 9.945% due 10/29/2028	2,953	2,892
Lakeshore Intermediate LLC 8.460% due 09/29/2028	1,995	1,999
LBM Acquisition LLC 8.968% due 06/06/2031	1,993	1,957
LC Ahab U.S. Bidco LLC 8.345% due 05/01/2031	1,775	1,785
Learning Care Group U.S. No. 2, Inc. 8.604% - 9.286% (TSFR3M + 4.000%) due 08/11/2028 ~	495	498
LifePoint Health, Inc.
8.965% due 05/17/2031	1,172	1,174
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	1,966	1,967
LSF11 A5 Holdco LLC 8.460% due 10/15/2028	741	740
LTI Holdings, Inc. 9.595% due 07/19/2029	1,000	985
Madison IAQ LLC 7.889% due 06/21/2028	5,299	5,301
Madison Safety & Flow LLC TBD% due 09/26/2031	900	901
MasOrange TBD% due 03/25/2031	700	702
Matador Bidco SARL 9.095% due 07/30/2029	500	501
Mauser Packaging Solutions Holding Co. 8.701% due 04/15/2027	1,743	1,749
Mavis Tire Express Services Corp. 8.345% due 05/04/2028	1,979	1,980
McAfee LLC 8.451% due 03/01/2029	3,076	3,069
McGraw-Hill Global Education Holdings LLC 8.604% - 11.500% (TSFR3M + 3.000%) due 08/06/2031 ~	2,486	2,498
Medline Borrower LP
7.095% due 10/23/2028	1,670	1,670
7.595% due 10/23/2028	3,980	3,986
MH SUB I LLC 9.095% due 05/03/2028	4,489	4,466
MI Windows and Doors LLC 8.345% due 03/28/2031	648	650
Midcontinent Communications 7.597% due 08/16/2031 «	2,500	2,516
Mitchell International, Inc. 8.095% due 06/17/2031	1,000	987
MKS Instruments, Inc. 7.170% due 08/17/2029	2,036	2,040
Modena Buyer LLC 9.104% due 07/01/2031	1,100	1,056
Mosel Bidco SE 9.104% due 09/16/2030 «	350	352
Motion Finco SARL 8.104% due 11/12/2029	1,593	1,535
MPH Acquisition Holdings LLC 9.569% due 09/01/2028	2,578	1,955
NCR Atleos LLC 10.102% due 03/27/2029	792	802
Neptune Bidco U.S., Inc. 10.404% due 04/11/2029	3,990	3,756

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NGL Energy Partners LP 8.595% due 02/03/2031	398	397
NGP XI Midstream Holdings LLC 8.604% (TSFR3M + 4.000%) due 07/25/2031 ~	1,850	1,852
Nielsen Consumer LLC 9.595% due 03/06/2028	1,325	1,323
Nouryon Finance BV 8.628% due 04/03/2028	992	995
Nuvei Technologies Corp.
TBD% due 07/18/2031	2,150	2,129
7.955% due 12/19/2030	494	495
Olympus Water U.S. Holding Corp. 8.104% due 06/20/2031	2,184	2,187
Omnia Partners LLC 8.529% (TSFR3M + 3.250%) due 07/25/2030 ~	3,699	3,714
Ontario Gaming GTA LP 8.893% due 08/01/2030	993	993
Organon & Co. 7.465% due 05/19/2031	1,866	1,866
Oryx Midstream Services Permian Basin LLC 8.225% due 10/05/2028	993	994
Oscar AcquisitionCo LLC 8.495% (TSFR3M + 4.250%) due 04/29/2029 ~	2,820	2,789
Packaging Coordinators Midco, Inc. 8.095% due 11/30/2027	1,499	1,500
Padagis LLC 10.326% due 07/06/2028	275	257
Parexel International Corp. 7.845% due 11/15/2028	2,877	2,880
Park River Holdings, Inc. 8.843% (TSFR3M + 3.250%) due 12/28/2027 ~	2,076	2,046
Particle Investments SARL 8.845% due 03/28/2031	697	700
Pegasus BidCo BV 8.868% due 07/12/2029	469	470
PENN Entertainment, Inc. 7.705% due 05/03/2029	1,196	1,201
Peraton Corp. 8.695% due 02/01/2028	1,488	1,435
PetSmart, Inc. 8.695% due 02/11/2028	790	784
PG Investment Company 59 SARL 8.104% due 03/26/2031	773	776
Phoenix Guarantor, Inc. 8.095% due 02/21/2031	4,112	4,105
PMHC II, Inc. 9.704% (TSFR3M + 4.250%) due 04/23/2029 ~	1,185	1,158
Polaris Newco LLC 9.514% due 06/02/2028	4,890	4,815
Press Ganey Holdings, Inc. 8.345% due 04/30/2031	100	100
Prime Security Services LLC 7.445% - 7.502% (TSFR1M + 2.250%) due 10/13/2030 ~	1,471	1,471
Project Alpha Intermediate Holding, Inc. 9.002% (TSFR3M + 3.750%) due 10/28/2030 ~	3,459	3,471
Proofpoint, Inc. 7.845% due 08/31/2028	3,745	3,748
PUG LLC 9.595% due 03/15/2030	1,633	1,634
Quartz Acquireco LLC 7.354% due 06/28/2030	771	772
Raising Cane's Restaurants LLC 7.014% due 09/18/2031	625	626
Rand Parent LLC 8.354% due 03/18/2030	2,416	2,422
RealPage, Inc. 7.960% due 04/24/2028	4,652	4,522
Recess Holdings, Inc. 9.752% due 02/20/2030	499	501
Red Ventures LLC 7.845% due 03/03/2030	747	740
Renaissance Holdings Corp. 9.095% due 04/05/2030	3,079	3,081
Resideo Funding, Inc. 7.301% (TSFR3M + 2.000%) due 06/13/2031 ~	875	877
Restoration Hardware, Inc. 7.460% due 10/20/2028	3,582	3,452
Reynolds Group Holdings, Inc. 7.345% due 09/24/2028	1,768	1,770
Rocket Software, Inc. 9.595% due 11/28/2028	2,036	2,041
Rockpoint Gas Storage Partners LP TBD% due 09/12/2031	4,350	4,337
Scientific Games Holdings LP 8.318% (TSFR3M + 3.000%) due 04/04/2029 ~	1,644	1,636

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

SCIH Salt Holdings, Inc. 8.755% due 03/16/2027	2,491	2,494
Sedgwick Claims Management Services, Inc. 8.252% due 07/31/2031	2,079	2,078
Select Medical Corp. 7.845% due 03/06/2027	199	200
Sharp Services LLC 8.354% due 12/31/2028	499	499
Simon & Schuster, Inc. 9.255% (TSFR3M + 4.000%) due 10/30/2030 ~	1,200	1,199
SolarWinds Holdings, Inc. 7.595% due 02/05/2030	1,000	1,002
Solis IV BV 8.571% due 02/26/2029	4,426	4,401
Sophia LP 8.445% due 10/09/2029	1,192	1,197
Sotera Health Holdings LLC 8.095% (TSFR1M + 3.250%) due 05/30/2031 ~	1,475	1,472
Specialty Building Products Holdings LLC 8.695% due 10/15/2028	592	589
Spirit AeroSystems, Inc. 9.752% due 01/15/2027	294	297
Spring Education Group, Inc. 8.604% due 10/04/2030	298	300
Star Parent, Inc. 8.354% (TSFR3M + 3.750%) due 09/27/2030 ~	4,677	4,557
Station Casinos LLC 7.095% due 03/14/2031	897	894
Surgery Center Holdings, Inc. 7.670% due 12/19/2030	1,440	1,442
Syniverse Holdings, Inc. 11.604% due 05/13/2027	2,338	2,315
Taboola.com Ltd. 8.960% due 09/01/2028 «	839	840
Tacala LLC TBD% due 01/31/2031	1,724	1,728
Tempo Acquisition LLC 7.095% due 08/31/2028	905	906
Teneo Holdings LLC 9.595% due 03/13/2031	697	701
Tenneco, Inc. 9.704% - 10.228% due 11/17/2028	1,675	1,595
TGP Holdings III LLC 8.195% due 06/29/2028	600	567
TK Elevator U.S. Newco, Inc. 8.588% due 04/30/2030	4,521	4,535
Topgolf Callaway Brands Corp. 7.845% due 03/18/2030	1,169	1,155
Trans Union LLC 6.595% due 06/24/2031	1,373	1,372
TransDigm, Inc. 7.104% due 02/28/2031	4,988	4,974
Travel & Leisure Co. 8.270% due 12/14/2029	796	799
Trident TPI Holdings, Inc. 8.604% - 9.341% (TSFR3M + 4.000%) due 09/15/2028 ~	1,587	1,591
Triton Water Holdings, Inc.
8.115% due 03/31/2028	4,708	4,705
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	299	299
Truist Insurance Holdings LLC 7.854% (TSFR3M + 3.250%) due 05/06/2031 ~	3,100	3,100
UFC Holdings LLC 8.291% due 04/29/2026	2,043	2,048
UGI Energy Services LLC 7.345% due 02/22/2030	565	566
UKG, Inc. 8.555% (TSFR3M + 3.250%) due 02/10/2031 ~	5,148	5,154
United Talent Agency LLC 8.868% due 07/07/2028 «	1,992	2,000
UPC Financing Partnership 8.136% due 01/31/2029	2,075	2,068
USI, Inc.
7.354% (TSFR3M + 2.750%) due 11/22/2029 ~	761	759
7.354% due 09/27/2030	994	992
Varsity Brands, Inc. 8.821% due 08/26/2031	3,000	2,983
Virgin Media Bristol LLC
7.711% due 01/31/2028	2,900	2,779
8.461% due 01/31/2029	3,450	3,305
VS Buyer LLC 8.347% due 04/11/2031	2,095	2,101
Wand NewCo 3, Inc. 8.095% - 8.105% (TSFR3M + 3.250%) due 01/30/2031 ~	800	800
WaterBridge Midstream Operating LLC
9.393% (TSFR3M + 4.750%) due 06/27/2029 ~	2,000	1,936
9.603% due 05/10/2029	1,500	1,499

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

WEC U.S. Holdings Ltd. 7.595% due 01/27/2031	3,872	3,875
Whatabrands LLC 7.605% (TSFR1M + 2.750%) due 08/03/2028 ~	4,699	4,698
White Cap Buyer LLC 8.095% due 10/19/2029	1,735	1,725
WhiteWater DBR HoldCo LLC 7.354% due 03/03/2031	2,000	2,000
Windstream Services LLC 11.195% due 09/21/2027	488	489
Wood Mackenzie Ltd. 8.604% due 02/07/2031	1,122	1,126
Worldwide Express Operations LLC 8.865% due 07/26/2028	835	840
Wrench Group LLC 8.865% (TSFR3M + 4.000%) due 10/30/2028 ~	1,791	1,793
WS Audiology 9.564% (TSFR6M + 4.250%) due 02/28/2029 ~	1,574	1,576
Xplor Technologies LLC 8.854% due 06/24/2031 «	975	980
Zayo Group Holdings, Inc. 7.970% due 03/09/2027	4,450	4,078
Ziggo Financing Partnership 7.711% due 04/30/2028	2,000	1,956

Total Loan Participations and Assignments (Cost $521,350)		522,570

CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 0.4%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	500	514
Freedom Mortgage Corp. 12.000% due 10/01/2028	450	492
Panther Escrow Issuer LLC 7.125% due 06/01/2031	400	420
PRA Group, Inc. 8.375% due 02/01/2028	500	518
Starwood Property Trust, Inc. 3.750% due 12/31/2024	400	398

		2,342

INDUSTRIALS 1.4%
American Airlines Pass-Through Trust 3.375% due 11/01/2028	165	157
Community Health Systems, Inc. 5.250% due 05/15/2030	400	368
Foundation Building Materials, Inc. 6.000% due 03/01/2029	250	220
Global Partners LP 8.250% due 01/15/2032	100	104
GYP Holdings Corp. 4.625% due 05/01/2029	500	477
NCL Corp. Ltd. 8.125% due 01/15/2029	400	428
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	50	51
Option Care Health, Inc. 4.375% due 10/31/2029	900	856
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	818
Prime Security Services Borrower LLC 3.375% due 08/31/2027	100	95
Rand Parent LLC 8.500% due 02/15/2030	100	102
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	250	279
Star Parent, Inc. 9.000% due 10/01/2030	200	215
Station Casinos LLC 6.625% due 03/15/2032	400	409
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	600	627
TransDigm, Inc. 7.125% due 12/01/2031	400	424
Triumph Group, Inc. 9.000% due 03/15/2028	480	503
Wand NewCo 3, Inc. 7.625% due 01/30/2032	200	211
White Cap Buyer LLC 6.875% due 10/15/2028	900	909
XPO, Inc. 7.125% due 02/01/2032	200	211

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

ZF North America Capital, Inc.
6.875% due 04/14/2028	150	152
7.125% due 04/14/2030	150	156

		7,772

Total Corporate Bonds & Notes (Cost $9,568)		10,114

SHORT-TERM INSTRUMENTS 19.3%
REPURCHASE AGREEMENTS (b) 19.3%		111,600

Total Short-Term Instruments (Cost $111,600)		111,600

Total Investments in Securities (Cost $642,518)		644,284

Total Investments 111.4% (Cost $642,518)		$644,284
Financial Derivative Instruments (c)(d) 0.2%(Cost or Premiums, net $434)		1,470
Other Assets and Liabilities, net (11.6)%		(67,330)

Net Assets 100.0%		$578,424

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.980%	10/01/2024	10/02/2024		$4,800	U.S. Treasury Notes 4.500% due 11/15/2033		$(4,906)	$4,800	$4,800
BPS	4.980	09/30/2024	10/01/2024		106,800	U.S. Treasury Notes 3.375% due 05/15/2033		(108,822)	106,800	106,815

Total Repurchase Agreements								$(113,728)	$111,600	$111,615

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(26) at a weighted average interest rate of 5.358%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2024	14	$2,915	$9		$0	$(5)
U.S. Treasury 10-Year Note December Futures				12/2024	14	1,600	2		0	(6)

Total Futures Contracts							$11		$0	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly		06/20/2029	$5,725	$410	$42	$452	$2	$0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029	10,400	760	15	775	1	(1)

						$1,170	$57	$1,227	$3	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$23	$310	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	(6)	(5)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	(2)	(17)	3	0

						$273	$15	$288	$23	$0

Total Swap Agreements						$1,443	$72	$1,515	$26	$(1)

Cash of $1,964 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$64,800	$(235)	$1,109	$874	$0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	69,000	(774)	1,356	582	0

Total Swap Agreements	$(1,009)	$2,465	$1,456	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$503,716	$18,854	$522,570
Corporate Bonds & Notes
Banking & Finance	0	2,342	0	2,342
Industrials	0	7,772	0	7,772
Short-Term Instruments
Repurchase Agreements	0	111,600	0	111,600

Total Investments	$0	$625,430	$18,854	$644,284

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	26	0	26
Over the counter	0	1,456	0	1,456

$0	$1,482	$0	$1,482
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$1,470	$0	$1,470

Totals	$0	$626,900	$18,854	$645,754

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,211	$12,022	$(3,344)	$3	$0	$(9)	$5,384	$(5,413)	$18,854	$34

Totals	$10,211	$12,022	$(3,344)	$3	$0	$(9)	$5,384	$(5,413)	$18,854	$34

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Loan Participations and Assignments	$774	Recent Transaction	Purchase Price	100.000	—
	18,080	Third Party Vendor	Broker Quote	99.999 - 100.500	100.045

Total	$18,854

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4% ¤
MUNICIPAL BONDS & NOTES 98.2%
ALABAMA 3.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.500% (MUNIPSA) due 10/01/2052 ~	$1,500	$1,460
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	680	729
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,197
5.500% due 06/01/2049	1,470	1,591
5.500% due 10/01/2054	2,400	2,678
Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020 5.000% due 08/01/2025	1,000	1,014
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,137
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023 5.000% due 11/15/2025	1,000	1,019
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,538
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.000% due 10/01/2031	3,000	3,371
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	450
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	725	731
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,586

		23,501

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.400% (MUNIPSA) due 01/01/2046 ~	1,125	1,111
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	1,003
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,545
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	3,000	3,101
Town of Gilbert, Arizona General Obligation Bonds, Series 2022 5.000% due 07/15/2028	1,425	1,564

		8,324

CALIFORNIA 5.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.560% (MUNIPSA) due 04/01/2056 ~	2,000	1,971
3.600% (MUNIPSA) due 04/01/2056 ~	1,500	1,496
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,290
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,500	2,718
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,000	2,997
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 5.000% due 10/01/2025	2,250	2,309
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 3.850% (MUNIPSA) due 12/01/2050 ~	1,000	1,000
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,168
California State General Obligation Bonds, Series 2020 5.000% due 11/01/2027	1,250	1,351
California State General Obligation Bonds, Series 2023 5.000% due 09/01/2025	5,000	5,109
California State Public Works Board Revenue Bonds, Series 2021 5.000% due 11/01/2029	1,500	1,688
California Statewide Communities Development Authority Revenue Bonds, Series 2021 1.462% due 02/01/2028	3,680	3,388
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,830	1,717
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2026	2,300	2,408

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Pasadena Unified School District, California General Obligation Bonds, Series 2021 2.000% due 08/01/2025	2,110	2,093
Silicon Valley Clean Water, California Revenue Bonds, Series 2021 0.500% due 03/01/2026	2,500	2,380
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	975
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,089

		37,147

COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,737
Colorado Health Facilities Authority Revenue Bonds, Series 2020 2.800% due 12/01/2026	330	319
Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.700% (MUNIPSA) due 05/15/2061 ~	5,000	4,979
5.000% due 11/01/2026	500	524
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,082
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,892
5.000% due 11/15/2059	2,200	2,426
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.993% (SOFRRATE) due 09/01/2039 ~	2,900	2,902
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	5,500	5,494

		22,355

CONNECTICUT 2.7%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 10/01/2025	1,000	1,024
Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2027	1,000	1,070
5.000% due 07/01/2029	3,000	3,352
Connecticut State General Obligation Bonds, Series 2022 5.000% due 11/15/2028	1,500	1,654
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013 3.600% due 07/01/2042	10,000	10,000

		17,100

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	735
1.250% due 10/01/2045	2,000	1,947

		2,682

DISTRICT OF COLUMBIA 0.7%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2031 (a)	3,000	3,465
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2025	1,000	1,017

		4,482

FLORIDA 2.2%
Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2025	3,800	3,829
5.000% due 09/01/2026	1,550	1,596
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,018
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2015 5.000% due 10/01/2024	710	710
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,027
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2033	4,000	4,667

		13,847

GEORGIA 5.2%
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024 2.990% due 10/01/2042	7,300	7,329
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,646
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2029	1,625	1,781
5.000% due 04/01/2030	1,500	1,666
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	4,350	4,400

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Douglas County Housing Authority, Georgia Revenue Bonds, Series 2024 5.000% due 10/01/2028	1,000	1,059
Housing Authority of the City of Waycross, Georgia Revenue Bonds, Series 2024 5.000% due 04/01/2028	1,687	1,771
Lawrenceville Housing Authority, Georgia Revenue Bonds, Series 2024 5.000% due 10/01/2028	1,615	1,712
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 12/01/2024	750	750
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,019
5.000% due 12/01/2052	3,000	3,175
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	750	801
Municipal Electric Authority of Georgia Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2025	200	201
5.000% due 01/01/2026	385	396
Municipal Electric Authority of Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2039	1,500	1,507
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2031 (a)	1,250	1,403
5.000% due 01/01/2032 (a)	1,000	1,133

		32,749

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,014

ILLINOIS 5.9%
Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,578
5.000% due 01/01/2029	2,000	2,199
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2030	3,000	3,248
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2024	1,750	1,753
Illinois Finance Authority Revenue Bonds, Series 2021 3.850% (MUNIPSA) due 05/01/2042 ~	1,000	987
Illinois Housing Development Authority Revenue Bonds, Series 2024 5.000% due 10/01/2027	2,000	2,080
Illinois State General Obligation Bonds, Series 2020
5.000% due 10/01/2028	3,200	3,465
5.500% due 05/01/2030	7,750	8,482
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2029	3,000	3,277
5.000% due 02/01/2032 (a)	2,000	2,250
5.000% due 02/01/2033 (a)	3,000	3,401
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2030	1,000	1,116
5.000% due 01/01/2031	1,250	1,408
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 3.000% due 06/15/2025	1,125	1,121
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.325% due 01/01/2025	1,000	995

		37,360

INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,432
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	973
Indiana Finance Authority Revenue Bonds, Series 2021 0.650% due 08/01/2025	4,500	4,386
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,149

		9,940

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2018 3.800% due 02/15/2041	6,000	6,000

KANSAS 0.9%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	5,500	5,552

KENTUCKY 1.8%
Kentucky Asset Liability Commission Revenue Bonds, Series 2024 5.000% due 09/01/2026	5,000	5,235
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 4.250% due 07/01/2035	1,000	1,002

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 06/01/2025	2,505	2,512
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	505
Kentucky State Property & Building Commission Revenue Bonds, Series 2016 5.000% due 11/01/2028	1,810	1,892
Kentucky State Property & Building Commission Revenue Bonds, Series 2022 5.000% due 06/01/2031	500	566

		11,712

LOUISIANA 1.4%
Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024 5.000% due 04/01/2028	4,200	4,412
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,691
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	2,810	2,762

		8,865

MARYLAND 0.7%
Howard County, Maryland General Obligation Bonds, Series 2018 5.000% due 02/15/2027	3,000	3,187
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,506

		4,693

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,874
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2029	1,300	1,457
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.750% (MUNIPSA) due 07/01/2049 ~	1,750	1,750

		9,081

MICHIGAN 1.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.347% (TSFR3M) due 07/01/2032 ~	2,000	1,959
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.900% (MUNIPSA) due 04/15/2047 ~	3,000	2,983
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,830
Michigan Finance Authority Revenue Bonds, Series 2020 2.326% due 06/01/2030	77	76
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2029	900	970
5.000% due 02/28/2030	1,170	1,274
Michigan State Building Authority Revenue Bonds, Series 2020 3.250% due 10/15/2042	1,000	1,000
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2026	1,500	1,583

		11,675

MISSOURI 1.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	2,650	3,085
Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024 3.050% due 10/01/2045	4,220	4,224
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,153

		8,462

MONTANA 0.3%
Montana Board of Housing Revenue Bonds, Series 2024 5.000% due 09/01/2028	1,800	1,904

MULTI-STATE 0.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.549% due 08/25/2040	4,479	4,747

NEBRASKA 0.7%
Douglas County, Nebraska Revenue Bonds, Series 2021 3.680% (MUNIPSA) due 07/01/2035 ~	2,425	2,412

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Nebraska Public Power District Revenue Bonds, Series 2023 5.000% due 07/01/2028	1,750	1,891

		4,303

NEVADA 0.7%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,372
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,000	2,017

		4,389

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2026	265	265
4.000% due 01/01/2027	250	250

		515

NEW JERSEY 3.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2024	825	826
New Jersey Economic Development Authority Revenue Bonds, Series 2023 5.000% due 03/01/2028	2,200	2,382
New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2025	3,000	3,044
5.000% due 06/01/2028	2,000	2,181
New Jersey Turnpike Authority Revenue Bonds, Series 2020 5.000% due 01/01/2028	5,000	5,167
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	602
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2026	4,750	4,890

		19,092

NEW YORK 18.8%
Chappaqua Central School District, New York General Obligation Bonds, Series 2024 4.250% due 07/25/2025	6,000	6,061
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	2,057
Guilderland Central School District,New York General Obligation Bonds, Series 2024 4.500% due 07/25/2025	3,000	3,037
Long Island Power Authority, New York Revenue Bonds, Series 2022 3.600% (MUNIPSA) due 09/01/2038 ~	2,000	1,993
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.036% (SOFRRATE) due 11/01/2032 ~	1,500	1,501
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 4.050% due 11/01/2036	3,800	3,800
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.050% due 08/01/2045	10,000	10,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	15,400	15,400
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.150% due 06/15/2050	4,000	4,000
New York City, New York General Obligation Bonds, Series 2012 4.150% due 04/01/2042	6,300	6,300
New York City, New York General Obligation Bonds, Series 2015 4.150% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2016 4.050% due 08/01/2044	10,000	10,000
New York City, New York General Obligation Bonds, Series 2018 4.150% due 12/01/2047	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	1,965	1,917
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 4.250% due 10/01/2042	17,100	17,100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.000% due 06/15/2048	4,700	4,700
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2027	1,250	1,284
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2027	1,250	1,331
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,700	1,841
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,790
5.000% due 03/15/2035	4,500	4,675
5.000% due 03/15/2036	1,500	1,556
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	5,000	5,087
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,188

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,563

		119,181

NORTH CAROLINA 1.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2037	6,000	6,000
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055 (a)	1,300	1,467

		7,467

OHIO 1.9%
Franklin County, Ohio Revenue Bonds, Series 2022 4.050% due 11/01/2042	6,000	6,000
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,122
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.000% due 09/01/2030	2,900	2,952
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2034	415	478
Worthington City School District, Ohio General Obligation Bonds, Series 2023 0.000% due 12/01/2029 (c)	500	426

		11,978

OREGON 0.5%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2027 (c)	325	301
Oregon Department of Transportation State Revenue Bonds, Series 2024 5.000% due 05/15/2026	1,000	1,040
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2026	145	149
Oregon State General Obligation Bonds, Series 2023 5.000% due 05/01/2026	1,625	1,690

		3,180

PENNSYLVANIA 2.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.850% (MUNIPSA) due 11/15/2047 ~	5,000	4,951
Bethlehem Area School District Authority, Pennsylvania Revenue Bonds, Series 2021 3.586% (SOFRRATE) due 07/01/2031 ~	3,325	3,307
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.250% (MUNIPSA) due 08/15/2038 ~(e)	2,360	2,344
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	4,500	4,678
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2020 3.000% due 01/01/2025	1,020	1,016
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2026	1,250	1,259

		17,555

PUERTO RICO 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,759

SOUTH CAROLINA 1.1%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Bonds, Series 2024
5.000% due 12/01/2026	1,000	1,054
5.000% due 12/01/2027	1,000	1,079
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,540
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,273
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024 3.000% due 04/01/2043	2,200	2,202

		7,148

TENNESSEE 1.8%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2029	1,000	1,109
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (a)	2,025	2,025
3.250% due 10/01/2046 (a)	1,800	1,799
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,500
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,364

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 11/01/2024	250	250
5.000% due 05/01/2052	3,220	3,493

		11,540

TEXAS 13.3%
Austin Affordable PFC Inc, Texas Revenue Bonds, Series 2024 5.000% due 09/01/2028	1,060	1,122
Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2024	850	852
5.000% due 11/15/2025	1,200	1,231
Central Texas Regional Mobility Authority Revenue Bonds, Series 2018 5.000% due 01/01/2027	1,100	1,153
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,400	1,504
County of Williamson, Texas General Obligation Bonds, Series 2023 5.000% due 02/15/2025	2,500	2,517
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2023 5.000% due 11/01/2028	2,000	2,197
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2024 5.000% due 11/01/2028	1,500	1,648
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024 5.000% due 10/01/2028	935	993
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,098
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2025	1,500	1,530
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	2,500	2,486
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,681
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,623
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	10,090	10,090
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	800	917
5.000% due 07/01/2054	2,000	2,185
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	2,982
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2027	2,250	2,412
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,115
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,442
North Texas Tollway Authority Revenue Bonds, Series 2023 5.000% due 01/01/2027	2,750	2,903
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,476
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,261
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,346
San Antonio, Texas General Obligation Bonds, Series 2023 5.000% due 02/01/2025	5,000	5,031
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 10/01/2026	225	235
5.000% due 11/15/2052	1,900	1,954
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	2,500	2,833
Tarrant Regional Water District, Texas Revenue Bonds, Series 2021 1.050% due 09/01/2027	5,000	4,635
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.940% (TSFR3M) due 12/15/2026 ~	1,000	1,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2021 5.000% due 12/15/2026	1,750	1,811
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030 (a)	3,900	4,443
5.000% due 10/01/2039 (a)	3,300	3,850
5.000% due 10/01/2042 (a)	500	573
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2025	1,250	1,281
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,008
Waco Educational Finance Corp., Texas Revenue Bonds, Series 2021 4.000% due 03/01/2026	525	534

		83,952

UTAH 0.1%
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2025	450	457

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

VIRGINIA 1.3%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,754
Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2023 4.250% due 03/01/2026	1,500	1,504
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,300	1,310
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,658

		8,226

WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.350% (MUNIPSA) due 11/01/2045 ~	4,500	4,460
Energy Northwest, Washington Revenue Bonds, Series 2024 5.000% due 07/01/2027	5,000	5,345
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 3.400% (MUNIPSA) due 05/01/2045 ~	3,000	2,946
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	3,000	3,073
Washington State General Obligation Bonds, Series 2022 4.000% due 07/01/2026	1,000	1,029
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,340	1,242

		18,095

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	3,000	3,016

WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2026	305	307
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,529
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.100% due 04/01/2048	3,815	3,815
Wisconsin Department of Transportation Revenue Bonds, Series 2023 5.000% due 07/01/2025	750	762
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.330% (MUNIPSA) due 08/15/2054 ~	2,500	2,462
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024 5.000% due 08/01/2058	2,000	2,075

		11,950

Total Municipal Bonds & Notes (Cost $616,418)		621,995

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.500% due 11/30/2024	1,100	1,094

Total U.S. Treasury Obligations (Cost $1,100)		1,094

SHORT-TERM INSTRUMENTS 5.0%
SHORT-TERM NOTES 0.5%
Federal Home Loan Bank 0.000% due 10/01/2024 (c)(d)	3,200	3,200

U.S. TREASURY BILLS 2.8%
3.082% due 10/03/2024 - 11/26/2024 (b)(c)	18,000	17,936

MUNICIPAL BONDS & NOTES 1.7%
Allegheny County, Pennsylvania Sanitary Authority Revenue Notes, Series 2024 5.000% due 12/01/2024 (a)	1,850	1,854
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025	5,800	5,900

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024 5.000% due 02/15/2025	3,200	3,223

Total Municipal Bonds & Notes (Cost $10,939)		10,977

Total Short-Term Instruments (Cost $32,074)		32,113

Total Investments in Securities (Cost $649,592)		655,202

Total Investments 103.4% (Cost $649,592)		$655,202
Other Assets and Liabilities, net (3.4)%		(21,725)

Net Assets 100.0%		$633,477

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.250%	08/15/2038	09/14/2021	$2,400	$2,344	0.37%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$23,501	$0	$23,501
Arizona	0	8,324	0	8,324
California	0	37,147	0	37,147
Colorado	0	22,355	0	22,355
Connecticut	0	17,100	0	17,100
Delaware	0	2,682	0	2,682
District of Columbia	0	4,482	0	4,482
Florida	0	13,847	0	13,847
Georgia	0	32,749	0	32,749
Hawaii	0	3,014	0	3,014
Illinois	0	37,360	0	37,360
Indiana	0	9,940	0	9,940
Iowa	0	6,000	0	6,000
Kansas	0	5,552	0	5,552
Kentucky	0	11,712	0	11,712
Louisiana	0	8,865	0	8,865
Maryland	0	4,693	0	4,693
Massachusetts	0	9,081	0	9,081
Michigan	0	11,675	0	11,675
Missouri	0	8,462	0	8,462
Montana	0	1,904	0	1,904
Multi-State	0	4,747	0	4,747
Nebraska	0	4,303	0	4,303
Nevada	0	4,389	0	4,389
New Hampshire	0	515	0	515
New Jersey	0	19,092	0	19,092
New York	0	119,181	0	119,181
North Carolina	0	7,467	0	7,467
Ohio	0	11,978	0	11,978
Oregon	0	3,180	0	3,180
Pennsylvania	0	17,555	0	17,555
Puerto Rico	0	4,759	0	4,759
South Carolina	0	7,148	0	7,148
Tennessee	0	11,540	0	11,540
Texas	0	83,952	0	83,952
Utah	0	457	0	457
Virginia	0	8,226	0	8,226
Washington	0	18,095	0	18,095
West Virginia	0	3,016	0	3,016
Wisconsin	0	11,950	0	11,950
U.S. Treasury Obligations	0	1,094	0	1,094
Short-Term Instruments
Short-Term Notes	0	3,200	0	3,200
U.S. Treasury Bills	0	17,936	0	17,936
Municipal Bonds & Notes	0	10,977	0	10,977

Total Investments	$0	$655,202	$0	$655,202

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
SHORT-TERM INSTRUMENTS 100.0%
U.S. TREASURY BILLS 100.0%
4.901% due 11/12/2024 - 01/21/2025 (a)(b)	$469,062	$464,589

Total Short-Term Instruments (Cost $464,360)		464,589

Total Investments in Securities (Cost $464,360)		464,589

Total Investments 100.0% (Cost $464,360)		$464,589
Other Assets and Liabilities, net 0.0%		41

Net Assets 100.0%		$464,630

See Accompanying Notes	1

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$464,589	$0	$464,589

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 24.5% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be

Notes to Financial Statements (Cont.)

realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$41,111	$89,438	$(90,142)	$0	$0	$40,407	$612	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	3,565	8,948	(9,260)	0	0	3,253	42	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	46,132	(46,132)	0	0	0	27	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2024 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$24,439	$0	$0	$181	$24,620	$0	$0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	25,162	0	0	0	11	25,173	340	0
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	19,995	8,206	0	0	1,111	29,312	377	0
PIMCO Senior Loan Active Exchange-Traded Fund	36,085	20,113	(12,102)	(69)	(21)	44,006	857	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$20,289	$0	$(4,694)	$(7)	$(4)	$15,584	$274	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$3,386	$0	$0	$0	$(1)	$3,385	$58	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	JMABNIC	J.P. Morgan Nic Custom Index	SOFR	Secured Overnight Financing Rate
BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
CDX.IG	Credit Derivatives Index - Investment Grade	PIMCODB	PIMCO Custom Commodity Basket	TSFR3M	Term SOFR 3-Month
H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average	TSFR6M	Term SOFR 6-Month

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	PIK	Payment-in-Kind	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate